Document And Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 28, 2012	Feb. 18, 2013
Document And Entity Information [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Dec 28, 2012
Entity Registrant Name	URS CORP /NEW/
Entity Central Index Key	0000102379
Current Fiscal Year End Date	--12-28
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 3,142.4
Entity Common Stock, Shares Outstanding		77,021,153
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 28, 2012		Dec. 30, 2011
Current assets:
Cash and cash equivalents	$ 314,500,000		$ 436,000,000
Accounts receivable, including retentions of $114.4 and $67.5, respectively	1,554,800,000		1,114,700,000
Costs and accrued earnings in excess of billings on contracts	1,384,300,000		1,132,000,000
Less receivable allowances	(69,700,000)		(43,100,000)
Net accounts receivable	2,869,400,000		2,203,600,000
Deferred tax assets	67,600,000		63,000,000
Inventory	61,500,000		19,500,000
Other current assets	204,200,000		181,800,000
Total current assets	3,517,200,000		2,903,900,000
Investments in and advances to unconsolidated joint ventures	278,300,000		107,700,000
Property and equipment at cost, net	687,500,000	[1],[2]	269,400,000	[1],[2]
Intangible assets, net	692,200,000		522,000,000
Goodwill	3,247,100,000		2,773,000,000
Other long-term assets	364,200,000		286,600,000
Total assets	8,786,500,000		6,862,600,000
Current liabilities:
Current portion of long-term debt	71,800,000		61,500,000
Accounts payable and subcontractors payable, including retentions of $32.3 and $39.6, respectively	803,500,000		659,100,000
Accrued salaries and employee benefits	558,800,000		527,000,000
Billings in excess of costs and accrued earnings on contracts	289,100,000		310,800,000
Other current liabilities	277,800,000		176,500,000
Total current liabilities	2,001,000,000		1,734,900,000
Long-term debt	1,992,500,000		737,000,000
Deferred tax liabilities	328,300,000		276,500,000
Self-insurance reserves	129,800,000		132,700,000
Pension and post-retirement benefit obligations	300,900,000		276,000,000
Other long-term liabilities	271,000,000		221,100,000
Total liabilities	5,023,500,000		3,378,200,000
Commitments and contingencies
URS stockholders' equity:
Preferred stock, authorized 3.0 shares; no shares outstanding	0		0
Common stock par value $.01; authorized 200.0 shares; 88.9 and 87.8 shares issued, respectively; and 76.8 and 76.7 shares outstanding, respectively	900,000		900,000
Treasury stock, 12.1 and 11.1 shares at cost, respectively	(494,900,000)		(454,900,000)
Additional paid-in capital	3,003,900,000		2,966,800,000
Accumulated other comprehensive loss	(113,200,000)		(110,800,000)
Retained earnings	1,224,400,000		975,200,000
Total URS stockholders' equity	3,621,100,000		3,377,200,000
Noncontrolling interests	141,900,000		107,200,000
Total stockholders' equity	3,763,000,000		3,484,400,000
Total liabilities and stockholders' equity	$ 8,786,500,000		$ 6,862,600,000

[1]	Property and equipment at cost, net is categorized by the location of incorporation of the legal entities. Property and equipment in Canada became a significant portion of our total property and equipment due to our acquisition of Flint in fiscal year 2012.
[2]	The unamortized computer software costs were $71.1 million and $60.8 million, respectively, as of December 28, 2012 and December 30, 2011. The increase in property and equipment from December 30, 2011 to December 28, 2012 was due primarily to the assets acquired as part of the Flint acquisition on May 14, 2012.

PARENTHETICAL DATA TO THE CONSOLIDATED BALANCE SHEETS (USD $) In Millions, except Share data, unless otherwise specified	Dec. 28, 2012	Dec. 30, 2011
Current assets:
Accounts receivable retentions	$ 114.4	$ 67.5
Current liabilities:
Accounts payable and subcontractors payable retentions	$ 32.3	$ 39.6
URS stockholders' equity:
Preferred stock, authorized shares	3,000,000	3,000,000
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized shares	200,000,000	200,000,000
Common stock shares issued	88,900,000	87,800,000
Common stock shares outstanding	76,800,000	76,700,000
Treasury stock shares at cost	12,100,000	11,100,000

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 28, 2012		Sep. 28, 2012		Jun. 29, 2012		Mar. 30, 2012		Dec. 30, 2011		Sep. 30, 2011		Jul. 01, 2011		Apr. 01, 2011		Dec. 28, 2012		Dec. 30, 2011		Dec. 31, 2010
Income Statement [Abstract]
Revenues	$ 2,972.7		$ 2,947.6		$ 2,690.7		$ 2,361.5		$ 2,393.2		$ 2,471.7		$ 2,360.3		$ 2,319.8		$ 10,972.5		$ 9,545		$ 9,177.1
Cost of revenues	(2,810.5)		(2,753.3)		(2,527.5)		(2,203.2)		(2,257.7)		(2,300.1)		(2,228.3)		(2,202.7)		(10,294.5)		(8,988.8)		(8,609.5)
General and administrative expenses																	(83.6)		(79.5)		(71)
Acquisition-related expenses			0.8	[1]	(11.3)	[1]	(5.6)	[1]					(1)				(16.1)		(1)		(11.9)
Restructuring costs									(5.5)	[2]									(5.5)		(10.6)
Goodwill impairment									(27.7)	[3]	(798.1)	[3]							(825.8)
Equity in income of unconsolidated joint ventures																	107.6		132.2		70.3
Operating income (loss)	171.4	[4]	203.6	[4]	149.5	[4]	161.4	[4]	114.1	[5]	(620.2)	[5]	150.6	[5]	132.1	[5]	685.9	[6]	(223.4)	[6]	544.4	[6]
Interest expense																	(70.7)		(22.1)		(30.6)
Other income (expenses)	(3.6)	[7]	10.8	[7]	(9.2)	[7]	2.5	[7]									0.5
Income (loss) before income taxes																	615.7		(245.5)		513.8
Income tax benefit (expense)	(34.7)		(66.1)		(40.5)		(48.6)		(46.8)		39.5		(45.5)		(39)		(189.9)		(91.8)		(127.6)
Net income (loss) including noncontrolling interests	113.4		127.8		79.1		105.5		60.6		(585.8)		100		87.9		425.8		(337.3)		386.2
Noncontrolling interests in income of consolidated subsidiaries	(42.8)		(21.1)		(25.5)		(25.8)		(32.2)		(37.3)		(33.2)		(25.8)		(115.2)		(128.5)		(98.3)
Net income (loss) attributable to URS	$ 70.6		$ 106.7		$ 53.6		$ 79.7		$ 28.4		$ (623.1)		$ 66.8		$ 62.1		$ 310.6		$ (465.8)		$ 287.9
Earnings (loss) per share:
Basic	$ 0.95		$ 1.43		$ 0.72		$ 1.08		$ 0.37		$ (8.05)		$ 0.87		$ 0.79		$ 4.18		$ (6.03)		$ 3.56
Diluted	$ 0.95		$ 1.43		$ 0.72		$ 1.07		$ 0.37		$ (8.05)		$ 0.86		$ 0.79		$ 4.17		$ (6.03)		$ 3.54
Weighted-average shares of common stock outstanding:
Basic	74.5	[8]	74.5		74.2		74		76.3		77.4	[8]	77.2		78.4		74.3	[8]	77.3	[8]	81	[8]
Diluted	74.6		74.6		74.6		74.3		76.4		77.4		77.7		78.8		74.5		77.3		81.3
Cash dividends declared per share																	$ 0.8

[1]	For the year ended December 28, 2012, we recorded acquisition-related expenses in connection with our acquisition of Flint. See further discussion in Note 8, ���Acquisitions.���
[2]	For the year ended December 30, 2011, we recorded restructuring costs resulting from the integration of Scott Wilson into our existing U.K. and European business and necessary responses to reductions in market opportunities in Europe. See further discussion in Note 17, ���Commitments and Contingencies.���
[3]	For the third quarter of 2011, we recorded an estimated goodwill impairment charge of $798.1 million. On a net, after-tax basis, this transaction resulted in decreases to net income and diluted EPS of $699.3 million and $9.03, respectively. During the fourth quarter of 2011, we finalized our step-two goodwill impairment analysis as of September 30, 2011 and recorded an additional goodwill impairment charge of $27.7 million. On a net, after-tax basis, this transaction resulted in decreases to net income and diluted EPS of $32.9 million and $0.43, respectively. See further discussion in Note 9, ���Goodwill and Intangible Assets.���
[4]	For the first quarter of 2012, we revised our operating income from $163.9 million, as previously reported in our 10-Q, to $161.4 million due to the reclassification of a $2.5 million gain recognized on foreign currency forward contracts from ���General and administrative expenses��� to ���Other income (expenses)��� on our Consolidated Statements of Operations. This revision had no impact on net income attributable to URS or EPS.
[5]	In October 2010, we received notice of a ruling on the priority of claims against a bankrupt client made by one of our unconsolidated joint ventures related to the SR-125 road project in California. The judge ruled against our joint venture���s position, finding that its mechanic���s lien did not have priority over the senior lenders. As a result of the court���s decision, we recorded a pre-tax non-cash asset impairment charge of $25.0 million for the year ended December 31, 2010. During the second quarter of 2011, we recognized a $9.5 million favorable claim settlement on this project.
[6]	The operating income (loss) for the year ended December 30, 2011 included an $825.8 million goodwill impairment charge. See Note 9, ���Goodwill and Intangible Assets��� for more information.
[7]	During fiscal 2012, ���Other income (expenses)��� represents foreign currency gains (losses) recognized on intercompany financing arrangements and foreign currency forward contracts. See further discussion in Note 11, ���Fair Value of Debt Instruments and Derivative Instruments.���
[8]	Weighted-average shares of common stock outstanding is net of treasury stock.

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2012	Dec. 30, 2011	Dec. 31, 2010
Comprehensive income (loss):
Net income (loss) including noncontrolling interests	$ 425.8	$ (337.3)	$ 386.2
Pension and post-retirement related adjustments, net of tax	(26.6)	(62.7)	(0.7)
Foreign currency translation adjustments, net of tax	24.8	(11.2)	8.8
Loss on derivative instruments, net of tax	(0.6)
Unrealized gain on interest rate swap, net of tax			4.2
Comprehensive income (loss)	423.4	(411.2)	398.5
Noncontrolling interests in comprehensive income of consolidated subsidiaries	(115.2)	(128.5)	(98.3)
Comprehensive income (loss) attributable to URS	$ 308.2	$ (539.7)	$ 300.2

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Millions	Total	Common Stock Activities [Member]	Treasury Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total URS Stockholders' Equity	Noncontrolling Interests
Beginning Balances at Jan. 01, 2010	$ 3,950.5	$ 0.9	$ (83.8)	$ 2,884.9	$ (49.2)	$ 1,153.1	$ 3,905.9	$ 44.6
Beginning Balances (in shares) at Jan. 01, 2010		84
Employee stock purchases and exercises of stock options	11.3			11.3			11.3
Employee stock purchases and exercises of stock options (in shares)		0.3
Stock repurchased in connection with exercises of stock options and vesting of restricted stock awards	(17.1)			(17.1)			(17.1)
Stock repurchased in connection with exercises of stock options and vesting of restricted stock awards (in shares)		(0.3)
Stock-based compensation	44			44			44
Stock-based compensation (in shares)		0.9
Excess tax benefits from stock-based compensation	1.2			1.2			1.2
Foreign currency translation adjustments, net of tax	8.8				8.8		8.8
Pension and post-retirement related adjustments, net of tax	(0.7)				(0.7)		(0.7)
Interest rate swap, net of tax	4.2				4.2		4.2
Repurchases of common stock	(128.3)		(128.3)				(128.3)
Repurchases of common stock (in shares)		(3)
Newly consolidated joint ventures	41							41
Distributions to noncontrolling interests	(107.2)							(107.2)
Contributions and advances from noncontrolling interests	7.6							7.6
Other transactions with noncontrolling interests	(0.5)							(0.5)
Net income (loss) including noncontrolling interests	386.2					287.9	287.9	98.3
Ending Balances at Dec. 31, 2010	4,201	0.9	(212.1)	2,924.3	(36.9)	1,441	4,117.2	83.8
Ending Balances (in shares) at Dec. 31, 2010		81.9
Employee stock purchases and exercises of stock options	11.7			11.7			11.7
Employee stock purchases and exercises of stock options (in shares)		0.3
Stock repurchased in connection with exercises of stock options and vesting of restricted stock awards	(15.3)			(15.3)			(15.3)
Stock repurchased in connection with exercises of stock options and vesting of restricted stock awards (in shares)		(0.3)
Stock-based compensation	45.3			45.3			45.3
Stock-based compensation (in shares)		0.8
Excess tax benefits from stock-based compensation	0.8			0.8			0.8
Foreign currency translation adjustments, net of tax	(11.2)				(11.2)		(11.2)
Pension and post-retirement related adjustments, net of tax	(62.7)				(62.7)		(62.7)
Repurchases of common stock	(242.8)		(242.8)				(242.8)
Repurchases of common stock (in shares)		(6)
Distributions to noncontrolling interests	(111.7)							(111.7)
Contributions and advances from noncontrolling interests	6.9							6.9
Other transactions with noncontrolling interests	(0.3)							(0.3)
Net income (loss) including noncontrolling interests	(337.3)					(465.8)	(465.8)	128.5
Ending Balances at Dec. 30, 2011	3,484.4	0.9	(454.9)	2,966.8	(110.8)	975.2	3,377.2	107.2
Ending Balances (in shares) at Dec. 30, 2011	76.7	76.7
Employee stock purchases and exercises of stock options	8.9			8.9			8.9
Employee stock purchases and exercises of stock options (in shares)		0.3
Stock repurchased in connection with exercises of stock options and vesting of restricted stock awards	(15.5)			(15.5)			(15.5)
Stock repurchased in connection with exercises of stock options and vesting of restricted stock awards (in shares)		(0.4)
Stock-based compensation	43.6			43.6			43.6
Stock-based compensation (in shares)		1.2
Excess tax benefits from stock-based compensation	0.1			0.1			0.1
Foreign currency translation adjustments, net of tax	24.8				24.8		24.8
Pension and post-retirement related adjustments, net of tax	(26.6)				(26.6)		(26.6)
Loss on derivative instruments, net of tax	(0.6)				(0.6)		(0.6)
Repurchases of common stock	(40)		(40)				(40)
Repurchases of common stock (in shares)		(1)
Cash dividends declared	(61.4)					(61.4)	(61.4)
Noncontrolling interests from an acquisition	2							2
Distributions to noncontrolling interests	(83.8)							(83.8)
Contributions and advances from noncontrolling interests	1.2							1.2
Other transactions with noncontrolling interests	0.1							0.1
Net income (loss) including noncontrolling interests	425.8					310.6	310.6	115.2
Ending Balances at Dec. 28, 2012	$ 3,763	$ 0.9	$ (494.9)	$ 3,003.9	$ (113.2)	$ 1,224.4	$ 3,621.1	$ 141.9
Ending Balances (in shares) at Dec. 28, 2012	76.8	76.8

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2012	Dec. 30, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss) including noncontrolling interests	$ 425.8	$ (337.3)	$ 386.2
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	132.4	82.1	84.3
Amortization of intangible assets	101.2	60.6	49.2
Amortization of debt issuance costs and discount/premium	2.6	5.8	9.2
Foreign currency gains (losses) related to foreign currency derivatives and intercompany loans	(0.5)
Restructuring costs		3.3	10.6
Normal profit	(5.7)	(2.7)	1.2
Goodwill impairment		825.8
Loss on extinguishment of debt		2.9
Provision for doubtful accounts	6.6	2.8	6.7
Gain on disposal of property and equipment	(3.4)	(8.9)
Deferred income taxes	(16.6)	(23.3)	10.9
Stock-based compensation	43.6	45.3	44
Excess tax benefits from stock-based compensation	(0.1)	(0.8)	(1.2)
Equity in income of unconsolidated joint ventures	(107.6)	(132.2)	(70.3)
Dividends received from unconsolidated joint ventures	88.7	107.3	92.5
Changes in operating assets, liabilities and other, net of effects of business acquisitions:
Accounts receivable and costs and accrued earnings in excess of billings on contracts	(98.8)	7.8	(14)
Inventory	7	(11.9)	1.1
Other current assets	(30.4)	(7.1)	28.7
Advances to unconsolidated joint ventures	3.4	(0.2)	(1.7)
Accounts payable, accrued salaries and employee benefits, and other current liabilities	(13.6)	(43)	(67.6)
Billings in excess of costs and accrued earnings on contracts	(23.2)	19.2	(30.2)
Other long-term liabilities	(10.6)	13	22.5
Other long-term assets	(70.6)	(102.6)	(35.7)
Total adjustments and changes	4.4	843.2	140.2
Net cash from operating activities	430.2	505.9	526.4
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	(1,345.7)	(282.1)	(291.7)
Changes in cash related to consolidation and/or deconsolidation of joint ventures			20.7
Proceeds from disposal of property and equipment	25.3	14.1	8.3
Payments in settlement of foreign currency forward contract	(1,260.6)
Receipts in settlement of foreign currency forward contract	1,260.3
Investments in unconsolidated joint ventures	(4.4)	(19.6)	(6)
Changes in restricted cash	3.9	7	(16.1)
Capital expenditures, less equipment purchased through capital leases and equipment notes	(125.4)	(67.5)	(45.2)
Maturity of short-term investments			30.2
Net cash from investing activities	(1,446.6)	(348.1)	(299.8)
Cash flows from financing activities:
Borrowings from long-term debt	998.9	700
Payments on long-term debt	(38)	(632.6)	(159.6)
Borrowings from revolving line of credit	661.6	138.6
Payments on revolving line of credit	(583.6)	(115.7)
Net payments under foreign lines of credit and short-term notes	(20.5)	(16.4)	(7.6)
Net change in overdrafts	54.5	(18)	14.4
Payments on capital lease obligations	(14.6)	(10.9)	(7.5)
Payments of debt issuance costs	(8.8)	(3.9)
Excess tax benefits from stock-based compensation	0.1	0.8	1.2
Proceeds from employee stock purchases and exercises of stock options	8.9	11.7	11.3
Distributions to noncontrolling interests	(83.8)	(111.7)	(107.2)
Contributions and advances from noncontrolling interests	2.3	6.6	8.2
Dividends paid	(44.7)
Repurchases of common stock	(40)	(242.8)	(128.3)
Net cash from financing activities	892.3	(294.3)	(375.1)
Net change in cash and cash equivalents	(124.1)	(136.5)	(148.5)
Effect of foreign exchange rate changes on cash and cash equivalents	2.6	(1.3)	1.2
Cash and cash equivalents at beginning of period	436	573.8	721.1
Cash and cash equivalents at end of period	314.5	436	573.8
Supplemental information:
Interest paid	64.5	15.2	24
Taxes paid	150.6	177.3	79.3
Supplemental schedule of non-cash investing and financing activities:
Loan Notes issued and consideration for vested shares exercisable in connection with an acquisition			30.9
Equipment acquired with capital lease obligations and equipment note obligations	27.9	14.2	12.9
Purchase price adjustment and contingent consideration payable under acquisitions		7.9
Cash dividends declared but not paid	$ 16.7

BUSINESS, BASIS OF PRESENTATION, AND ACCOUNTING POLICIES	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
BUSINESS, BASIS OF PRESENTATION, AND ACCOUNTING POLICIES

NOTE 1. BUSINESS, BASIS OF PRESENTATION, AND ACCOUNTING POLICIES

Overview

The terms “we,” “us,” and “our” used in these financial statements refer to URS Corporation and its consolidated subsidiaries unless otherwise indicated. We are a leading international provider of engineering, construction and technical services. We offer a broad range of program management, planning, design, engineering, construction and construction management, operations and maintenance, and decommissioning and closure services to public agencies and private sector clients around the world. We also are a United States (“U.S.”) federal government contractor in the areas of systems engineering and technical assistance, operations and maintenance, and information technology (“IT”) services. Headquartered in San Francisco, we have more than 54,000 employees in a global network of offices and contract-specific job sites in more than 50 countries as of January 25, 2013. We operate through four reporting segments: the Infrastructure & Environment Division, the Federal Services Division, the Energy & Construction Division and the Oil & Gas Division.

Our fiscal year is the 52/53-week period ending on the Friday closest to December 31.

Principles of Consolidation and Basis of Presentation

Our consolidated financial statements include the financial position, results of operations and cash flows of URS Corporation and our majority-owned subsidiaries and joint ventures that are required to be consolidated.

We completed the acquisitions of Flint Energy Services Ltd. (“Flint”), Apptis Holdings, Inc. (“Apptis”), and Scott Wilson Group plc. (“Scott Wilson”) on May 14, 2012, June 1, 2011, and September 10, 2010, respectively. The operations of Flint became our Oil & Gas Division. The operating results of Flint, Apptis, and Scott Wilson from their acquisition dates through December 28, 2012 were included in our consolidated financial statements under the Oil & Gas, Federal Services, and Infrastructure & Environment Divisions, respectively.

Investments in unconsolidated joint ventures are accounted for using the equity method and are included as investments in and advances to unconsolidated joint ventures on our Consolidated Balance Sheets. All significant intercompany transactions and accounts have been eliminated in consolidation.

Use of Estimates

The preparation of our consolidated financial statements in conformity with generally accepted accounting principles requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosures at the balance sheet dates, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, we review our estimates based on information that is currently available. Changes in facts and circumstances may cause us to revise our estimates.

Consolidation of Variable Interest Entities

We participate in joint ventures, which include partnerships and partially-owned limited liability companies, to bid, negotiate and complete specific projects. We are required to consolidate these joint ventures if we hold the majority voting interest or if we meet the criteria under the variable interest model as described below.

A variable interest entity (“VIE”) is an entity with one or more of the following characteristics (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional financial support; (b) as a group, the holders of the equity investment at risk lack the ability to make certain decisions, the obligation to absorb expected losses or the right to receive expected residual returns, or (c) an equity investor has voting rights that are disproportionate to its economic interest and substantially all of the entity's activities are on behalf of the investor.

Our VIEs may be funded through contributions, loans and/or advances from the joint venture partners or by advances and/or letters of credit provided by our clients. Our VIEs may be directly governed, managed, operated and administered by the joint venture partners. Others have no employees and, although these entities own and hold the contracts with the clients, the services required by the contracts are typically performed by the joint venture partners or by other subcontractors.

If we are determined to be the primary beneficiary of the VIE, we are required to consolidate it. We are considered to be the primary beneficiary if we have the power to direct the activities that most significantly impact the VIE's economic performance and the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. In determining whether we are the primary beneficiary, we take into consideration the following:

  Identifying the significant activities and the parties that have the power to direct them;
  Reviewing the governing board composition and participation ratio;
  Determining the equity, profit and loss ratio;
  Determining the management-sharing ratio;
  Reviewing employment terms, including which joint venture partner provides the project manager; and
  Reviewing the funding and operating agreements.

  Examples of significant activities include the following:

  Engineering services;
  Procurement services;
  Construction;
  Construction management; and
  Operations and maintenance services.

Based on the above, if we determine that the power to direct the significant activities is shared by two or more joint venture parties, then there is no primary beneficiary and no party consolidates the VIE. In making the shared-power determination, we analyze the key contractual terms, governance, related party and de facto agency as they are defined in the accounting standard, and other arrangements to determine if the shared power exists.

As required by the accounting standard, we perform a quarterly re-assessment to determine whether we are the primary beneficiary. This evaluation may result in consolidation of a previously unconsolidated joint venture or in deconsolidation of a previously consolidated joint venture. See Note 6, “Joint Ventures,” for further information on our VIEs.

Revenue Recognition

We recognize revenues from engineering, construction and construction-related contracts using the percentage-of-completion method as project progress occurs. Service-related contracts, including operations and maintenance services and a variety of technical assistance services, are accounted for using the proportionate performance method as project progress occurs.

Percentage of Completion. Under the percentage-of-completion method, revenue is recognized as contract performance progresses. We estimate the progress towards completion to determine the amount of revenue and profit to recognize. We generally utilize a cost-to-cost approach in applying the percentage-of-completion method, where revenue is earned in proportion to total costs incurred, divided by total costs expected to be incurred. Costs are generally determined from actual hours of labor effort expended at per-hour labor rates calculated using a labor dollar multiplier that includes direct labor costs and allocable overhead costs. Direct non-labor costs are charged as incurred plus any mark-up permitted under the contract.

Under the percentage-of-completion method, recognition of profit is dependent upon the accuracy of a variety of estimates, including engineering progress, materials quantities, and achievement of milestones, incentives, penalty provisions, labor productivity, cost estimates and others. Such estimates are based on various professional judgments we make with respect to those factors and are subject to change as the project proceeds and new information becomes available.

Proportional Performance. Our service contracts, primarily performed by our Federal Services Division, are accounted for using the proportional performance method, under which revenue is recognized in proportion to the number of service activities performed, in proportion to the direct costs of performing the service activities, or evenly across the period of performance depending upon the nature of the services provided.

Revenues from all contracts may vary based on the actual number of labor hours worked and other actual contract costs incurred. If actual labor hours and other contract costs exceed the original estimate agreed to by our client, we generally obtain a change order, contract modification or successfully prevail in a claim in order to receive and recognize additional revenues relating to the additional costs (see “Change Orders and Claims” below).

If estimated total costs on any contract indicate a loss, we charge the entire estimated loss to operations in the period the loss becomes known. The cumulative effect of revisions to revenue, estimated costs to complete contracts, including penalties, incentive awards, change orders, claims, anticipated losses, and others are recorded in the accounting period in which the events indicating a loss or change in estimates are known and the loss can be reasonably estimated. Such revisions could occur at any time and the effects may be material.

We have a history of making reasonably dependable estimates of the extent of progress towards completion, contract revenue and contract completion costs on our long-term engineering and construction contracts. However, due to uncertainties inherent in the estimation process, it is possible that actual completion costs may vary from estimates.

Change Orders and Claims. Change orders and/or claims occur when changes are experienced once contract performance is underway, and may arise under any of the contract types described below.

Change orders are modifications of an original contract that effectively change the existing provisions of the contract without adding new scope or terms. Change orders may include changes in specifications or designs, manner of performance, facilities, equipment, materials, sites and period of completion of the work. Either we or our clients may initiate change orders. Client agreement as to the terms of change orders is, in many cases, reached prior to work commencing; however, sometimes circumstances require that work progress without obtaining client agreement. Costs related to change orders are recognized as incurred. Revenues attributable to change orders that are unapproved as to price or scope are recognized to the extent that costs have been incurred if the amounts can be reliably estimated and their realization is probable. Revenues in excess of the costs attributable to change orders that are unapproved as to price or scope are recognized only when realization is assured beyond a reasonable doubt. Change orders that are unapproved as to both price and scope are evaluated as claims.

Claims are amounts in excess of agreed contract prices that we seek to collect from our clients or others for customer-caused delays, errors in specifications and designs, contract terminations, change orders that are either in dispute or are unapproved as to both scope and price, or other causes of unanticipated additional contract costs. Claims are included in total estimated contract revenues when the contract or other evidence provides a legal basis for the claim, when the additional costs are caused by circumstances that were unforeseen at the contract date and are not the result of the deficiencies in the contract performance, when the costs associated with the claim are identifiable, and when the evidence supporting the claim is objective and verifiable. Revenue on claims is recognized only to the extent that contract costs related to the claims have been incurred and when it is probable that the claim will result in a bona fide addition to contract value which can be reliably estimated. No profit is recognized on claims until final settlement occurs. As a result, costs may be recognized in one period while revenues may be recognized when client agreement is obtained or claims resolution occurs, which can be in subsequent periods.

“At-risk” and “Agency” Contracts. The amount of revenues we recognize also depends on whether the contract or project represents an at-risk or an agency relationship between the client and us. Determination of the relationship is based on characteristics of the contract or the relationship with the client. For at-risk relationships where we act as the principal to the transaction, the revenue and the costs of materials, services, payroll, benefits, and other costs are recognized at gross amounts. For agency relationships, where we act as an agent for our client, only the fee revenue is recognized, meaning that direct project costs and the related reimbursement from the client are netted. Revenues from agency contracts and collaborative arrangements were not a material part of revenues for any period presented.

In classifying contracts or projects as either at-risk or agency, we consider the following primary characteristics to be indicative of at-risk relationships: (i) we acquire the related goods and services using our procurement resources, (ii) we assume the risk of loss under the contract and (iii) we are responsible for insurance coverage, employee-related liabilities and the performance of subcontractors.

We consider the following primary characteristics to be indicative of agency relationships: (i) our client owns the work facilities utilized under the contract, (ii) we act as a procurement agent for goods and services acquired with client funds, (iii) our client is invoiced for our fees, (iv) our client is exposed to the risk of loss and maintains insurance coverage, and (v) our client is responsible for employee-related benefit plan liabilities and any remaining liabilities at the end of the contract.

Contract Types

Our contract types include cost-plus, target-price, fixed-price, and time-and-materials contracts. Revenue recognition is determined based on the nature of the service provided, irrespective of the contract type, with engineering, construction and construction-related contracts accounted for under the percentage-of-completion method and service-related contracts accounted for under the proportional performance method.

Cost-Plus Contracts. We enter into four major types of cost-plus contracts. Revenue for the majority of our cost-plus contracts is recognized using the percentage-of-completion method:

Cost-Plus Fixed Fee. Under cost-plus fixed fee contracts, we charge our clients for our costs, including both direct and indirect costs, plus a fixed negotiated fee.

Cost-Plus Fixed Rate. Under our cost-plus fixed rate contracts, we charge clients for our direct costs plus negotiated rates based on our indirect costs.

Cost-Plus Award Fee. Some cost-plus contracts provide for award fees or penalties based on performance criteria in lieu of a fixed fee or fixed rate. Other contracts include a base fee component plus a performance-based award fee. In addition, we may share award fees with subcontractors and/or our employees. We accrue fee sharing as related award fee revenue is earned. We take into consideration the award fee or penalty on contracts when estimating revenues and profit rates, and we record revenues related to the award fees when there is sufficient information to assess anticipated contract performance. On contracts that represent higher than normal risk or technical difficulty, we defer all award fees until an award fee letter is received. Once an award fee letter is received, the estimated or accrued fees are adjusted to the actual award amount.

Cost-Plus Incentive Fee. Some of our cost-plus contracts provide for incentive fees based on performance against contractual milestones. The amount of the incentive fees varies, depending on whether we achieve above-, at- or below-target results. We recognize incentive fees revenues as milestones are achieved, assuming that we will achieve at-target results, unless our estimates indicate our cost at completion to be significantly above or below target.

Target-Price Contracts. Under our target-price contracts, project costs are reimbursable. Our fee is established against a target budget that is subject to changes in project circumstances and scope. Should the project costs exceed the target budget within the agreed-upon scope, we generally degrade a portion of our fee or profit to mitigate the excess cost; however, the customer reimburses us for the costs that we incur if costs continue to escalate beyond our expected fee. If the project costs are less than the target budget, we generally recover a portion of the project cost savings as additional fee or profit. We recognize revenues on target-price contracts using the percentage-of-completion method.

Fixed-Price Contracts. We enter into two major types of fixed-price contracts:

Firm Fixed-Price (“FFP”). Under FFP contracts, our clients pay us an agreed fixed-amount negotiated in advance for a specified scope of work. We generally recognize revenues on FFP contracts using the percentage-of-completion method. If the nature or circumstances of the contract prevent us from preparing a reliable estimate at completion, we will delay profit recognition until adequate information about the contract's progress becomes available. Prior to completion, our recognized profit margins on any FFP contract depend on the accuracy of our estimates and will increase to the extent that our current estimates of aggregate actual costs are below amounts previously estimated. Conversely, if our current estimated costs exceed prior estimates, our profit margins will decrease and we may realize a loss on a project.

Fixed-Price Per Unit (“FPPU”). Under our FPPU contracts, clients pay us a set fee for each service or production transaction that we complete. We recognize revenues under FPPU contracts as we complete the related service or production transactions for our clients generally using the proportional performance method. Some of our FPPU contracts are subject to maximum contract values.

Time-and-Materials Contracts. Under our time-and-materials contracts, we negotiate hourly billing rates and charge our clients based on the actual time that we spend on a project. In addition, clients reimburse us for our actual out-of-pocket costs of materials and other direct incidental expenditures that we incur in connection with our performance under the contract. The majority of our time-and-material contracts are subject to maximum contract values and, accordingly, revenues under these contracts are generally recognized under the percentage-of-completion method. However, time-and-materials contracts that are service-related contracts are accounted for utilizing the proportional performance method. Revenues on contracts that are not subject to maximum contract values are recognized based on the actual number of hours we spend on the projects plus any actual out-of-pocket costs of materials and other direct incidental expenditures that we incur on the projects. Our time-and-materials contracts also generally include annual billing rate adjustment provisions.

Segmenting and Combining Contracts

Occasionally a contract may include several elements or phases, each of which was negotiated separately with our client and agreed to be performed without regard to the performance of others. We follow the criteria set forth in the accounting guidance when combining and segmenting contracts. When combining contracts, revenues and profits are earned and reported uniformly over the performance of the combined contracts. When segmenting contracts, we assign revenues and costs to the different elements or phases to achieve different rates of profitability based on the relative value of each element or phase to the estimated contract revenues. Values assigned to the segments are based on our normal historical prices and terms of such services to other clients. Also, a group of contracts may be so closely related that they are, in effect, part of a single project with an overall profit margin.

Accounts Receivable and Costs and Accrued Earnings in Excess of Billings on Contracts

Accounts receivable in the accompanying Consolidated Balance Sheets are primarily comprised of amounts billed to clients for services already provided, but which have not yet been collected. Occasionally, under the terms of specific contracts, we are permitted to submit invoices in advance of providing our services to our clients and, to the extent they have not been collected, these amounts are also included in accounts receivable.

Costs and accrued earnings in excess of billings on contracts (also referred to as “Unbilled Accounts Receivable”) in the accompanying Consolidated Balance Sheets represent unbilled amounts earned and reimbursable under contracts. These amounts become billable according to the contract terms, which usually consider the passage of time, achievement of milestones or completion of the project. Generally, such unbilled amounts will be billed and collected over the next twelve months.

Accounts receivable and costs and accrued earnings in excess of billings on contracts include certain amounts recognized related to unapproved change orders (amounts representing the value of proposed contract modifications, but which are unapproved as to either price or scope) and claims, (change orders that are unapproved as to both price and scope) that have not been collected and, in the case of balances included in costs and accrued earnings in excess of billings on contracts, may not be billable until an agreement or, in the case of claims, a settlement is reached. Most of those balances are not material and are typically resolved in the ordinary course of business.

Billings in Excess of Costs and Accrued Earnings on Contracts

Billings in excess of costs and accrued earnings on contracts in the accompanying Consolidated Balance Sheets is comprised of cash collected from clients and billings to clients on contracts in advance of work performed, advance payments negotiated as a contract condition, estimated losses on uncompleted contracts, normal profit liabilities, project-related legal liabilities; and other project-related reserves. The majority of the unearned project-related costs will be earned over the next twelve months.

We record provisions for estimated losses on uncompleted contracts in the period in which such losses become probable. The cumulative effects of revisions to contract revenues and estimated completion costs are recorded in the accounting period in which the amounts become probable and can be reasonably estimated. These revisions can include such items as the effects of change orders and claims, warranty claims, liquidated damages or other contractual penalties, adjustments for audit findings on U.S. or other government contracts and contract closeout settlements.

Receivable Allowances

We reduce our accounts receivable and costs and accrued earnings in excess of billings on contracts by estimating an allowance for amounts that may become uncollectible or unrealizable in the future. We determine our estimated allowance for uncollectible amounts based on management's judgments regarding our operating performance related to the adequacy of the services performed or products delivered, the status of change orders and claims, our experience settling change orders and claims and the financial condition of our clients, which may be dependent on the type of client and current economic conditions to which the client may be subject.

Classification of Current Assets and Liabilities

Our accounts receivable include retentions associated with long-term contracts, which are generally not billable until near or at the completion of the projects or milestones and/or delivery of services. For contracts with terms that exceed one year, retentions are generally billed beyond a year from the service date. Our Unbilled Accounts Receivable include amounts related to milestone payment clauses, which may provide for payments to be received beyond a year from the date the Unbilled Accounts Receivable are recognized. Unbilled Accounts Receivable related to performance-based incentives that we do not expect to bill within twelve months of the balance sheet date are included in “Other long-term assets.” Based on our historical experience, we generally consider the collection risk related to these amounts to be low. When events or conditions indicate that the amounts outstanding may become uncollectible, an allowance is estimated and recorded.

Subcontractor payables, subcontractor retentions, and billings in excess of costs and accrued earnings on contracts each contain amounts that, depending on contract performance, resolution of U.S. government contract audits, negotiations, change orders, claims or changes in facts and circumstances, may not require payment within one year.

Accounts receivable – retentions represent amounts billed to clients for services performed that, by the underlying contract terms, will not be paid until the projects meet contractual milestones, or are at or near completion. Correspondingly, subcontractors payable – retentions represent amounts billed to us by subcontractors for services performed that, by their underlying contract terms, do not require payment by us until the projects are at or near completion.

Accounts payable and subcontractors payable include our estimate of incurred but unbilled subcontractor costs.

Concentrations of Credit Risk

Our accounts receivable and costs and accrued earnings in excess of billings on contracts are potentially subject to concentrations of credit risk. Our credit risk on accounts receivable is limited due to the large number of contracts for clients that comprise our customer base and their dispersion across different business and geographic areas. We estimate and maintain an allowance for potential uncollectible accounts, and such estimates have historically been within management's expectations. See Note 4, “Accounts Receivable and Costs and Accrued Earnings in Excess of Billings on Contracts” for more details. Our cash and cash equivalents are maintained in accounts held by major banks and financial institutions located primarily in North America, Europe and Asia Pacific.

Cash and Cash Equivalents

Cash and cash equivalents include all highly liquid investments with maturities of 90 days or less at the date of purchase and include interest-bearing bank deposits and money market funds. At December 28, 2012 and December 30, 2011, restricted cash balances were $17.1 million and $21.0 million, respectively. These amounts were included in “Other current assets” on our Consolidated Balance Sheets. For cash held by our consolidated joint ventures, see Note 6, “Joint Ventures.”

Derivative Instruments

We are exposed to the risk of changes in interest rates on our long-term debt. Sometimes, we manage this risk through the use of derivative instruments. All derivative financial instruments are recorded on the balance sheet at fair value. At dates entered into, the derivatives hedge the variability in cash flows received or paid in connection with a recorded asset or liability.

Changes in the fair value of cash flow hedges are recorded in other comprehensive income until earnings are affected by the variability of cash flows of the hedged transactions. We would discontinue hedge accounting prospectively when the derivatives are no longer effective in offsetting changes in cash flows of the hedged items, the derivatives are sold or terminated or it is no longer probable that the forecasted transactions will occur. Cash flows resulting from derivatives that are accounted for as hedges may be classified in the same category as the cash flows from the items being hedged.

We use derivative instruments only for risk management purposes and not for speculation or trading. The amount, maturity, and other specifics of the hedge, if any, are determined by the specific derivative instrument. If a derivative contract is entered into, we either determine that it is an economic hedge or we designate the derivative as a cash flow or fair value hedge. We formally document all relationships between hedging instruments and the hedged items, as well as our risk management objectives and strategies for undertaking various hedged transactions. For those derivatives designated as cash flow or fair value hedges, we formally assess, both at the derivatives' inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in the hedged items. The ineffective portion of hedging transactions is recognized in current income.

Fair Value Measurement

We determine the fair values of our financial instruments, including debt instruments and pension and post-retirement plan assets based on inputs or assumptions that market participants would use in pricing an asset or a liability. We categorize our instruments using a valuation hierarchy for disclosure of the inputs used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows: Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities; Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument; Level 3 inputs are unobservable inputs based on our own assumptions used to measure assets and liabilities at fair value. The classification of a financial asset or liability within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

The recorded values of cash and cash equivalents, accounts receivable, and accounts payable approximate fair values based on their short-term nature.

Our long-term debt includes both floating-rate and fixed rate instruments. See Note 11, “Fair Value of Debt Instruments and Derivative Instruments,” for additional disclosure.

Our fair value measurement methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Although we believe our valuation methods are appropriate and consistent with those used by other market participants, the use of different methodologies or assumptions to determine fair value could result in a different fair value measurement at the reporting date.

Inventory

Inventory is stated at cost (first-in, first-out or average cost), but not in excess of net realizable value. Net realizable value represents the estimated selling price for inventory less the estimated costs of completion and the estimated costs associated with the sale. The cost of inventory includes expenditures incurred in acquiring the inventory, production or conversion costs, and other costs incurred in bringing the inventory items to their existing location and condition. For fabricated inventory and work in progress, cost includes overhead allocated based on normal operating capacity. A write down for excess or inactive inventory is recorded based upon an analysis that considers current inventory levels, historical usage patterns, future sales expectations and salvage value. See Note 5, “Inventory,” for additional disclosure.

Property and Equipment

Property and equipment are stated at cost. In the year assets are retired or otherwise disposed of, the costs and related accumulated depreciation are removed from the accounts and any gain or loss on disposal is reflected in the Consolidated Statement of Operations. Depreciation is provided on the straight-line and the declining methods using estimated useful lives less residual value. Leasehold improvements are amortized over the length of the lease or estimated useful life, whichever is less. We capitalize our repairs- and maintenance-related costs that extend the estimated useful lives of property and equipment; otherwise, repairs- and maintenance-related costs are expensed. Whenever events or changes in circumstances indicate that the carrying amount of long-lived assets may not be recoverable, we compare the carrying value to the fair value, which is measured using the prices in active markets for similar assets, and recognize the difference as an impairment loss. See Note 7, “Property and Equipment,” for additional disclosure.

Internal-Use Computer Software

We expense or capitalize costs associated with the development of internal-use software as follows:

Preliminary Project Stage: Both internal and external costs incurred during this stage are expensed as incurred.

Application Development Stage: Both internal and external costs incurred to purchase and develop computer software are capitalized after the preliminary project stage is completed and management authorizes the computer software project. However, training costs and the process of data conversion from the old system to the new system, which includes purging or cleansing of existing data, reconciliation or balancing of old data to the converted data in the new system, are expensed as incurred.

Post-Implementation/Operation Stage: All training costs and maintenance costs incurred during this stage are expensed as incurred.

Costs of upgrades and enhancements are capitalized if the expenditures will result in adding functionality to the software. Capitalized software costs are depreciated using the straight-line method over the estimated useful life of the related software, which may be up to ten years.

Goodwill and Intangible Assets

We amortize our intangible assets based on the period over which the contractual or economic benefits of the intangible assets are expected to be realized. We assess our intangible assets for impairment whenever events or changes in circumstances indicate that the carrying value of an intangible asset may not be recoverable. Examples of such events are i) significant adverse changes in its market value, useful life, physical condition, or in the business climate that could affect its value; ii) a current-period operating or cash flow losses or a projection or forecast that demonstrates continuing losses associated with the use of the intangible asset; or iii) a current expectation that, more likely than not, the intangible asset will be sold or otherwise disposed of before the end of its previously estimated useful life.

Goodwill represents the excess of the cost of an acquired entity over the net of the amounts assigned to assets acquired and liabilities assumed. We assess our goodwill for impairment at least annually as of the end of the first month following our September reporting period or whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable.

We believe the methodology that we use to review impairment of goodwill, which includes a significant amount of judgment and estimates, provides us with a reasonable basis to determine whether impairment has occurred. However, many of the factors employed in determining whether our goodwill is impaired are outside of our control and it is reasonably likely that assumptions and estimates will change in future periods. These changes could result in future impairments.

Goodwill impairment reviews involve a two-step process. The first step is a comparison of each reporting unit's fair value to its carrying value. We estimate fair value using discounted cash flow analyses, referred to as the income approach. The income approach uses a reporting unit's projection of estimated cash flows and discounts those back to the present using a weighted-average cost of capital that reflects current market conditions. To arrive at our cash flow projections, we consider estimates of economic and market activity over a projection period of ten years, management's expectations of growth rates in revenues, costs, estimates of future expected changes in operating margins and capital expenditures. Other significant estimates and assumptions include long-term growth rates and changes in future working capital requirements.

We also consider indications obtained from the market approach. We applied market multiples derived from stock market prices of companies that are engaged in the same or similar lines of business as our reporting units and that are actively traded on a free and open market, or applied market multiples derived from transactions of significant interests in companies engaged in the same or similar lines of business as our reporting units, to the corresponding measure of financial performance for our reporting units produces estimates of value at the noncontrolling marketable level.

In reaching our final estimate of value, we considered the fair values derived from using both the income and market approaches. We gave primary weight to the income approach because it was deemed to be the most applicable.

When performing our impairment analysis, we also reconcile the sum of the fair values of our reporting units with our market capitalization to determine if the sum reasonably reconciles with the external market indicators. If our reconciliation indicates a significant difference between our external market capitalization and the sum of the fair values of our reporting units, we review and adjust the assumptions employed in our analysis, and examine if the implied control premium is reasonable in light of current market conditions.

If the carrying value of the reporting unit is higher than its fair value, there is an indication that impairment may exist and the second step must be performed to measure the amount of impairment. The amount of impairment is determined by comparing the implied fair value of the reporting unit's goodwill to the carrying value of the goodwill calculated in the same manner as if the reporting unit were being acquired in a business combination. If the implied fair value of goodwill is less than the recorded goodwill, we would record an impairment charge for the difference.

There are several instances that may cause us to further test our goodwill for impairment between the annual testing periods including: (i) continued deterioration of market and economic conditions that may adversely impact our ability to meet our projected results; (ii) declines in our stock price caused by continued volatility in the financial markets that may result in increases in our weighted-average cost of capital or other inputs to our goodwill assessment; and (iii) the occurrence of events that may reduce the fair value of a reporting unit below its carrying amount, such as the sale of a significant portion of one or more of our reporting units.

If our goodwill were impaired, we would be required to record a non-cash charge that could have a material adverse effect on our consolidated financial statements.

See Note 9, “Goodwill and Intangible Assets,” for more disclosure about our test for goodwill impairment.

Self-insurance Reserves

Self-insurance reserves represent reserves established as a result of insurance programs under which we self-insure portions of our business risks. We carry substantial premium-paid, traditional risk transfer insurance for our various business risks; however, we self-insure and establish reserves for the retentions on workers' compensation insurance, general liability, automobile liability, and professional errors and omissions liability.

Foreign Currency Translation

We determine the functional currency of our international operating entities based upon the currency of the primary environment in which they operate. Where the functional currency is not the U.S. dollar, translation of assets and liabilities to U.S. dollars is based on exchange rates at the balance sheet date. Translation of revenue and expenses to U.S. dollars is based on the average rate during the period. Foreign currency differences arising from transactions denominated in currencies other than the functional currency, such as selling services or purchasing materials, results in transaction gains or losses, and are generally included in results of operations.

Foreign currency differences arising from the translation of intercompany loans from a foreign currency into the functional currency of an entity, which are of a long-term investment nature (that is, settlement is not planned or anticipated in the foreseeable future) are recorded in “Accumulated other comprehensive income (loss)” on our Consolidated Balance Sheets. Foreign currency differences arising from the translation of other intercompany loans are recorded in “Other income (expense)” on our Consolidated Statements of Operations.

Income Taxes

We use the asset and liability approach for financial accounting and reporting for income taxes. We file income, franchise, gross receipts and similar tax returns in many jurisdictions. Our tax returns are subject to audit by the Internal Revenue Service, most states in the U.S., and by various government agencies representing many jurisdictions outside the U.S. We estimate and provide for additional income taxes that may be assessed by the various taxing authorities. Deferred income tax assets and liabilities are computed annually for differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Income tax expense is the amount of tax payable for the period plus or minus the change in deferred tax assets and liabilities during the period. See Note 13, “Income Taxes,” for additional disclosure.

Valuation allowances based on our judgments and estimates are established when necessary to reduce deferred tax assets to the amount expected to be realized and based on expected future operating results and available tax alternatives. Our estimates are based on facts and circumstances in existence as well as interpretations of existing tax regulations and laws applied to the facts and circumstances. Management believes that realization of deferred tax assets in excess of the valuation allowance is more likely than not.

Pension Plans and Post-retirement Benefits

We account for our defined benefit pension plans and post-retirement benefits using actuarial valuations that are based on assumptions, including discount rates, long-term rates of return on plan assets, and rates of change in participant compensation levels. We evaluate the funded status of each of our defined benefit pension plans and post-retirement benefit plans using these assumptions, consider applicable regulatory requirements, tax deductibility, reporting considerations and other relevant factors, and thereby, determine the appropriate funding level for each period. The discount rate used to calculate the present value of the pension and post-retirement benefit obligations is assessed at least annually. The discount rate represents the rate inherent in the price at which the plans' obligations are intended to be settled at the measurement date. See Note 14, “Employee Retirement and Post-Retirement Benefit Plans,” for additional disclosure.

Noncontrolling interests

Noncontrolling interests represent the equity investments of the minority owners in our joint ventures and other subsidiary entities that we consolidate in our financial statements.

Business Combinations

We account for business combinations under the purchase accounting method. The cost of an acquired company is assigned to the tangible and intangible assets purchased and the liabilities assumed on the basis of their fair values at the date of acquisition. The determination of fair values of assets and liabilities acquired requires us to make estimates and use valuation techniques when market value is not readily available. Any excess of purchase price over the fair value of net tangible and intangible assets acquired is allocated to goodwill. The transaction costs associated with business combinations are expensed as they are incurred. See Note 8, “Acquisitions,” for more information.

Reclassifications

We made reclassifications to the prior year's financial statements to conform them to the current period's presentation. These reclassifications have no effect on our consolidated net assets or net cash flows. In particular, we reclassified from “Costs and accrued earnings in excess of billings on contracts” to “Other long-term assets” those unbilled receivables related to performance-based incentives that we do not expect to bill within twelve months of the balance sheet date.

ADOPTED AND OTHER RECENTLY ISSUED STATEMENTS OF FINANCIAL ACCOUNTING STANDARDS	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
ADOPTED AND OTHER RECENTLY ISSUED STATEMENTS OF FINANCIAL ACCOUNTING STANDARDS

NOTE 2. ADOPTED AND OTHER RECENTLY ISSUED STATEMENTS OF FINANCIAL ACCOUNTING STANDARDS

An accounting standard update related to goodwill impairment testing was issued. The update provides companies with the option to proceed directly to the first step of the two-step goodwill impairment test or perform a qualitative assessment to first assess whether the fair value of a reporting unit is less than its carrying amount, referred to as “step zero.” If an entity determines it is more likely than not that the fair value of the reporting unit is more than its carrying amount, then performing the two-step impairment test is unnecessary. The standard became effective for us beginning with our first interim period of fiscal year 2012. The adoption of the standard did not have a material impact on our consolidated financial statements.

An accounting standard related to the presentation of other comprehensive income was issued to increase the prominence of items reported in other comprehensive income. One portion of the standard requires, among other disclosures, the components of net income and the components of other comprehensive income to be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This portion of the standard was effective for us beginning with our first interim period of fiscal year 2012. However, because we have historically presented the components of net income and the components of other comprehensive income in two separate but consecutive statements, the adoption of this standard did not have a material impact on our consolidated financial statements.

An amendment to the remaining portion of this standard was recently issued. It requires public entities to provide information about amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income and, in some cases, cross-references to related footnote disclosures. This portion of the standard is effective for us beginning our first interim period in fiscal year 2013. We currently do not expect that the adoption of this portion of the standard will have a material impact on our consolidated financial statements.

An accounting standard update regarding fair value measurement was issued to conform the definition of fair value and common requirements for measurement of and disclosure about fair value under U.S. generally accepted accounting principles (“GAAP”) and International Financial Reporting Standards. The standard also clarifies the application of existing fair value measurement requirements and expands the disclosure requirements for fair value measurements that are estimated using significant unobservable Level 3 inputs. The standard update was effective for us beginning with our first interim period of fiscal year 2012. The adoption of this standard did not have a material impact on our consolidated financial statements.

An accounting standard update was issued related to new disclosures on offsetting assets and liabilities of financial and derivative instruments. The amendments require the disclosure of gross asset and liability amounts, amounts offset on the balance sheet and amounts subject to the offsetting requirements, but not offset on the balance sheet. This standard does not amend the existing guidance on when it is appropriate to offset. An amendment to this standard was subsequently issued to clarify the intended scope of the disclosures. It applies to derivatives, repurchase agreements, and securities lending transactions that are either offset in accordance with Topic 815, Derivatives and Hedging or subject to an enforceable master netting arrangement or similar agreement. The amended standard update is effective for us beginning with our first interim period in fiscal year 2013. We do not expect the adoption of this standard to have a material impact on our consolidated financial statements.

EARNINGS PER SHARE	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
EARNINGS PER SHARE

NOTE 3. EARNINGS PER SHARE

In our computation of diluted earnings per share (“EPS”), we exclude the potential shares related to stock options that are issued and unexercised where the exercise price exceeds the average market price of our common stock during the period. We also exclude nonvested restricted stock awards and units that have an anti-dilutive effect on EPS or that currently have not met performance conditions.

The following table summarizes the components of weighted-average common shares outstanding for both basic and diluted EPS:

	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010

Weighted-average common stock shares outstanding (1)	74.3	77.3	81.0
Effect of dilutive stock options, restricted stock awards and units and employee stock purchase plan shares (2)	0.2	—	0.3
Weighted-average common stock outstanding – Diluted	74.5	77.3	81.3

  Weighted-average shares of common stock outstanding is net of treasury stock.
  No dilution was applied to our basic weighted-average shares outstanding for the year ended December 30, 2011 due to a goodwill impairment charge that resulted in a net loss for the year.

	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Anti-dilutive equity awards not included above	1.1	1.0	0.9

ACCOUNTS RECEIVABLE AND COSTS AND ACCRUED EARNINGS IN EXCESS OF BILLINGS ON CONTRACTS	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
ACCOUNTS RECEIVABLE AND COSTS AND ACCRUED EARNINGS IN EXCESS OF BILLINGS ON CONTRACTS

NOTE 4. ACCOUNTS RECEIVABLE AND COSTS AND ACCRUED EARNINGS IN EXCESS OF BILLINGS ON CONTRACTS

The following table summarizes the components of our accounts receivable and Unbilled Accounts Receivable with the U.S. federal government and with other customers as of December 28, 2012 and December 30, 2011:

	December 28,	December 30,
(In millions)	2012	2011
Accounts receivable:
U.S. federal government	$376.2	$391.2
Others	1,178.6	723.5
Total accounts receivable	$1,554.8	$1,114.7
Unbilled Accounts Receivable:
U.S. federal government	$892.7	$758.8
Others	756.5	558.2
Total	1,649.2	1,317.0
Less: Amounts included in Other long-term assets	(264.9)	(185.0)
Unbilled Accounts Receivable	$1,384.3	$1,132.0

As of December 28, 2012 and December 30, 2011, $264.9 million and $185.0 million, respectively, of Unbilled Accounts Receivable are not expected to become billable within twelve months of the balance sheet date and, as a result, are included as a component of “Other long-term assets.”

As of December 28, 2012 and December 30, 2011, we had financing receivables with contractual terms in excess of one year of $121.4 million and $78.1 million, respectively.

INVENTORY	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
INVENTORY

NOTE 5. INVENTORY

The table below presents the components of inventory

	December 28,	December 30,
(In millions)	2012	2011
Raw materials	$14.2	$2.7
Work in progress	9.8	16.8
Finished goods	24.9	—
Supplies	12.6	—
Total	$61.5	$19.5

JOINT VENTURES	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
JOINT VENTURES

NOTE 6. JOINT VENTURES

The following are examples of activities currently being performed by our significant consolidated and unconsolidated joint ventures:

  Engineering, procurement and construction of a concrete dam;
  Liquid waste management services, including the decontamination of a former nuclear fuel reprocessing facility and nuclear hazardous waste processing;
  Management of ongoing tank cleanup effort, including retrieving, treating, storing and disposing of nuclear waste that is stored at tank farms;
  Management and operation services, including commercial operations, decontamination, decommissioning, and waste management of a nuclear facility in the United Kingdom (“U.K.”); and
  Operations, maintenance, asset management services to the Canadian energy sector.

In accordance with the current consolidation standard, we analyzed all of our joint ventures and classified them into two groups:

  Joint ventures that must be consolidated because they are either not VIEs and we hold the majority voting interest, or because they are VIEs of which we are the primary beneficiary; and
  Joint ventures that do not need to be consolidated because they are either not VIEs and we do not hold a majority voting interest, or because they are VIEs of which we are not the primary beneficiary.

We perform a quarterly review of our joint ventures to determine whether there were any changes in the status of the VIEs or changes to the primary beneficiary designation of each VIE. We determined that no such changes occurred during the year ended December 28, 2012.

In the table below, we have aggregated financial information relating to our VIEs because their nature and risk and reward characteristics are similar. None of our current joint ventures that meets the characteristics of a VIE is individually significant to our consolidated financial statements.

Consolidated Joint Ventures

The following table presents the total assets and liabilities of our consolidated joint ventures:

	December 28,	December 30,
(In millions)	2012	2011
Cash and cash equivalents	$80.1	$91.4
Net accounts receivable	282.2	246.8
Other current assets	2.9	1.5
Noncurrent assets	143.3	103.4
Total assets	$508.5	$443.1

Accounts and subcontractors payable	$185.0	$151.9
Billings in excess of costs and accrued earnings on contracts	8.7	35.2
Accrued expenses and other	40.0	30.6
Noncurrent liabilities	22.7	15.2
Total liabilities	256.4	232.9

Total URS equity	110.2	103.0
Noncontrolling interests	141.9	107.2
Total owners’ equity	252.1	210.2
Total liabilities and owners’ equity	$508.5	$443.1

Total revenues of the consolidated joint ventures were $1.6 billion, $1.7 billion, and $1.7 billion for the years ended December 28, 2012, December 30, 2011, and December 31, 2010, respectively.

The assets of our consolidated joint ventures are restricted for use only by the particular joint venture and are not available for our general operations.

Unconsolidated Joint Ventures

We use the equity method of accounting for our unconsolidated joint ventures. Under the equity method, we recognize our proportionate share of the net earnings of these joint ventures as a single line item under “Equity in income of unconsolidated joint ventures” in our Consolidated Statements of Operations.

The table below presents financial information, derived from the most recent financial statements provided to us, in aggregate, for our unconsolidated joint ventures:

(In millions)	Unconsolidated VIEs
December 28, 2012
Current assets	$594.1
Noncurrent assets	$23.8
Current liabilities	$372.5
Noncurrent liabilities	$7.8

December 30, 2011
Current assets	$457.6
Noncurrent assets	$8.8
Current liabilities	$288.1
Noncurrent liabilities	$0.1

For the year ended December 28, 2012 (1)
Revenues	$1,662.2
Cost of revenues	$(1,440.6)
Income from continuing operations before tax	$221.6
Net income	$206.0

For the year ended December 30, 2011 (1, 2)
Revenues	$1,498.0
Cost of revenues	$(1,201.5)
Income from continuing operations before tax	$296.5
Net income	$274.7

For the year ended December 31, 2010 (1, 2)
Revenues	$1,409.7
Cost of revenues	$(1,225.2)
Income from continuing operations before tax	$184.5
Net income	$169.6

  Income from unconsolidated U.S. joint ventures is generally not taxable in most tax jurisdictions in the U.S. The tax expenses on our other unconsolidated joint ventures are primarily related to foreign taxes.
  In October 2010, we received notice of a ruling on the priority of claims against a bankrupt client made by one of our unconsolidated joint ventures related to the SR-125 road project in California. The judge ruled against our joint venture's position, finding that its mechanic's lien did not have priority over the senior lenders. As a result of the court's decision, we recorded a pre-tax non-cash asset impairment charge of $25.0 million for the year ended December 31, 2010. During the second quarter of 2011, we recognized a $9.5 million favorable claim settlement on this project.

For the years ended December 28, 2012, December 30, 2011, and December 31, 2010, we received $88.7 million, $107.3 million, and $92.5 million, respectively, of distributions from unconsolidated joint ventures.

Maximum Exposure to Loss

In addition to potential losses arising out of the carrying values of the assets and liabilities of our unconsolidated joint ventures, our maximum exposure to loss also includes performance assurances and guarantees we sometimes provide to clients on behalf of joint ventures that we do not directly control. We enter into these guarantees primarily to support the contractual obligations associated with the joint ventures' projects. The potential payment amount of an outstanding performance guarantee is typically the remaining cost of work to be performed by or on behalf of third parties under engineering and construction contracts.

However, the majority of the unconsolidated joint ventures in which we participate involve cost-reimbursable, level-of-effort projects that are accounted for as service-type projects, not engineering and construction projects that would follow the percentage-of-completion or completed-contract accounting method. Revenues for service-type contracts are recognized in proportion to the number of service activities performed, in proportion to the direct costs of performing the service activities, or evenly across the period of performance, depending upon the nature of the services provided. The scope of services we provide on these cost-reimbursable contracts are management and operations services for government clients and operations and maintenance services for non-government clients. We believe that, due to the continual changes we experience in client funding and scope definitions, reliable estimates cannot be calculated because they cannot be reliably predicted. In addition, we participate in joint ventures in which the level of our participation is so minimal that we do not have access to those joint ventures' estimates to complete. The joint ventures where we perform engineering and construction contracts and where we have access to the estimates to complete, which are needed to calculate the performance guarantees, are immaterial.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
PROPERTY AND EQUIPMENT

NOTE 7. PROPERTY AND EQUIPMENT

Our property and equipment consisted of the following:

	December 28,	December 30,
(In millions)	2012	2011
Construction and mining equipment	$266.4	$95.3
Computer software	219.5	186.3
Computer hardware	198.2	186.8
Vehicles and automotive equipment	172.2	7.7
Leasehold improvements	130.1	109.0
Land and buildings	114.1	9.2
Furniture and fixtures	97.7	91.5
Other equipment	72.4	70.8
Construction in progress	15.6	0.2
	1,286.2	756.8
Accumulated depreciation and amortization	(598.7)	(487.4)
Property and equipment at cost, net (1)	$687.5	$269.4

  The unamortized computer software costs were $71.1 million and $60.8 million, respectively, as of December 28, 2012 and December 30, 2011. The increase in property and equipment from December 30, 2011 to December 28, 2012 was due primarily to the assets acquired as part of the Flint acquisition on May 14, 2012.

Property and equipment was depreciated by using the following estimated useful lives:

Estimated Useful Lives
Computer software and hardware and other equipment	3 – 10 years
Vehicles and automotive equipment	3 – 12 years
Construction and mining equipment	3 – 15 years
Furniture and fixtures	3 – 10 years
Leasehold improvements (1)	1 – 20 years
Buildings	10 – 45 years

  Leasehold improvements are amortized over the length of the lease or estimated useful life, whichever is less.

ACQUISITION	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
ACQUISITION

NOTE 8. ACQUISITIONS

Flint Acquisition

On May 14, 2012, we acquired the outstanding common shares of Flint for C$25.00 per share in cash, or C$1.24 billion (US$1.24 billion based on the exchange rate on the date of acquisition) and paid $110.3 million of Flint's debt prior to the closing of the transaction in exchange for a promissory note from Flint. On the date of acquisition, Flint had outstanding Canadian senior notes with a face value of C$175.0 million (US$175.0 million), in addition to $31.6 million of other indebtedness. Flint provides construction and maintenance services to clients in the oil and gas industry. This acquisition expanded our presence in the oil and gas market sector, most notably in the North American unconventional oil and gas segments of this market. Flint joined URS as our new Oil & Gas Division and, at the date of acquisition, had approximately 11,000 employees with a network of approximately 80 office locations in North America. Our condensed consolidated financial statements include the operating results of Flint after the date of acquisition, which are included as the results of our Oil & Gas Division.

The following table presents a preliminary allocation of Flint's identifiable assets acquired and liabilities assumed based on the estimates of their fair values as of the acquisition date. These estimates are subject to revision, which may result in adjustments to the values presented below. We expect to finalize these amounts within 12 months from the acquisition date. We do not expect any adjustments to be material.

Preliminary allocation of purchase price:

(In millions)
Identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	$4
Trade and other receivables	544
Inventory	61
Other current assets	32
Investments in and advances to unconsolidated joint ventures	147
Property and equipment	420
Other long-term assets	10
Identifiable intangible assets:
Customer relationships, contracts and backlog	159
Trade names	94
Other	13
Total amount allocated to identifiable intangible assets	266
Current liabilities	(244)
Net deferred tax liabilities	(77)
Long-term debt	(236)
Other long-term liabilities	(31)
Total identifiable net assets acquired	896
Goodwill	456
Total purchase price	$1,352

Intangible assets.  Intangible assets include customer relationships, contracts and backlog, trade name and other intangible assets associated with the Flint acquisition. For the year ended December 28, 2012, we recorded $34.1 million of amortization of intangible assets.

Customer relationships represent existing contracts and the underlying customer relationships and backlog. Customer relationships have estimated useful lives ranging from one to 13 years and are amortized based on the period over which the economic benefits of the intangible assets are expected to be realized.

Trade names represent the fair values of the acquired trade names and trademarks. The estimated useful lives of the trade names are 40 years. Other intangible assets represent the fair values of the existing non-compete agreements, supply contract agreement, and patents, which have estimated useful lives ranging from one to 13 years. We amortize the fair values of these intangible assets based on the period over which the economic benefits of the intangible assets are expected to be realized.

Goodwill.  Goodwill represents the excess of the purchase price over the fair value of the underlying net tangible and intangible assets. The factors that contributed to the recognition of goodwill from the acquisition of Flint include acquiring a workforce with capabilities in the Oil & Gas market and cost savings opportunities. This acquisition generated $456 million of goodwill, which is included in our Oil & Gas Division. None of the total acquired goodwill is expected to be tax deductible.

Investments in and advances to unconsolidated joint ventures.  As a result of the Flint acquisition, we hold a 50% voting and economic interest in a joint venture which provides operations, maintenance, asset management and project management services to the Canadian energy sector. The fair value of our investment in this joint venture at the acquisition date was higher than the underlying equity interest. This difference of $128.5 million includes $38.0 million representing intangible assets, and the remaining amount representing goodwill. The intangible assets are being amortized, as a reduction to earnings against the equity in income of this unconsolidated joint venture, over a period ranging from three to 40 years. For the year ended December 28, 2012, amortization of these intangible assets was $5.9 million.

Acquisition-related expenses. In connection with the acquisition of Flint, we recognized $16.1 million for the year ended December 28, 2012 in “Acquisition-related expenses” on our Consolidated Statements of Operations.

The acquisition-related expenses consisted of investment banking, legal, tax and accounting fees, and other external costs directly related to the acquisition.

Flint's revenues and operating income included in the Consolidated Statement of Operations for the year ended December 28, 2012 from the May 14, 2012 acquisition date to the end of the year amounted to $1.5 billion and $61.2 million, respectively.

Pro forma results. The unaudited financial information in the table below summarizes the combined results of the operations of URS Corporation and Flint for the years ended December 28, 2012 and December 30, 2011, on a pro forma basis, as though the companies had been combined as of January 1, 2011, the beginning of the first period presented. The pro forma financial information includes the accounting effects of the business combination, including adjustments to the amortization of intangible assets, depreciation of property, plant and equipment, interest expense, adjustments to conform to U.S. GAAP, new compensation agreements, and foreign currency gains or losses arising from internal financing arrangements. The pro forma financial information is presented for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place at January 1, 2011 nor should it be taken as indicative of our future consolidated results of operations.

	Year Ended
(In millions, except per share data)	December 28, 2012	December 30, 2011

Revenues	$11,785.8	$11,128.7
Net income (loss) including noncontrolling interests	$409.1	$(429.8)
Net income (loss) attributable to URS	$292.9	$(558.3)
Earnings (loss) per share:
Basic EPS	$3.94	$(7.22)
Diluted EPS	$3.93	$(7.22)

These amounts have been calculated to reflect the additional depreciation, amortization, and interest expense that would have been incurred assuming the fair value adjustments and borrowings occurred on January 1, 2011, together with the consequential tax effects. In addition, these amounts exclude costs incurred that are directly attributable to the acquisition and do not have a continuing impact on the combined companies operating results. Included in these costs are severance, advisory and legal costs, net of the consequential tax effects.

The table below shows the material pre-tax, nonrecurring adjustment in the pro forma financial information for the years ended December 28, 2012 and December 30, 2011:

Pre-tax, nonrecurring adjustment (In millions)	Year Ended	Year Ended
	December 28, 2012	December 30, 2011 (1)

Acquisition-related expenses	$27.7	$(27.5)

  Included in the pro forma results for the year ended December 30, 2011 is a nonrecurring adjustment related to URS and Flint acquisition-related expenses. These expenses were included in the fiscal year 2011 pro forma results as if the acquisition occurred at the beginning of that fiscal year.

Apptis Acquisition

On June 1, 2011, we acquired Apptis, for a purchase price of approximately $283 million. Apptis provides IT services to the U.S. federal government. The addition of Apptis expands our capabilities in the federal IT market.

For fiscal year 2011, our consolidated financial statements include the operating results of Apptis, which are included under our Federal Services Division, from the date of acquisition through December 30, 2011. Pro forma results of Apptis have not been presented because the effect of this acquisition is not material to our consolidated financial results.

The following table presents allocations of Apptis' identifiable assets acquired and liabilities assumed based on the estimate of its fair value as of the acquisition date:

Allocation of purchase price:

(In millions)	Apptis
Identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	$18
Trade and other receivables	60
Other current assets	8
Property and equipment	20
Other long-term assets	10
Identifiable intangible assets:
Customer relationships, contracts and backlog	60
Trade name and other	4
Total amount allocated to identifiable intangible assets	64
Current liabilities	(76)
Net deferred tax liabilities	(5)
Long-term liabilities	(16)
Total identifiable net assets acquired	83
Goodwill	200
Total purchase price	$283

Intangible assets.  Intangible assets include customer relationships, contracts and backlog, trade name and other. Customer relationships represent existing contracts and the underlying customer relationships and backlog. We amortize the fair values of these assets based on the period over which the economic benefits of the intangible assets are expected to be realized. Trade name and other intangible assets are amortized using the straight-line method over their estimated useful lives.

Goodwill.  Goodwill represents the excess of the purchase price over the fair value of the underlying net tangible and intangible assets.

The factors that contributed to the recognition of goodwill from the acquisition of Apptis include acquiring a workforce with capabilities in the federal IT market and cost savings opportunities. This acquisition generated $200 million of goodwill, which is included in our Federal Services Division. Of the total acquired goodwill, approximately $64 million is expected to be tax deductible.

Acquisition-related expenses. In connection with this acquisition, we recognized $1.0 million of expenses for the year ended December 30, 2011, in “Acquisition-related expenses” on our Consolidated Statements of Operations. These expenses included legal fees, bank fees, consultation fees, travel expenses, and other miscellaneous direct and incremental administrative expenses associated with this acquisition.

GOODWILL	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
GOODWILL

NOTE 9. GOODWILL AND INTANGIBLE ASSETS

Goodwill

The following tables present the changes in goodwill allocated to our reportable segments and reporting units from December 31, 2010 to December 28, 2012:

(In millions)	Goodwill Balance as of December 31, 2010	Acquisitions	Goodwill Impairment	Other Adjustments (1)	Goodwill Balance as of December 30, 2011

Infrastructure & Environment Operating Segment	$754.6	$12.2	$—	$(8.7)	$758.1

Federal Services Operating Segment	854.8	202.1	(348.3)	—	708.6

Within the Energy & Construction Operating Segment:
Global Management and Operations Services Group	565.4	—	(160.0)	—	405.4
Civil Construction & Mining Group	293.9	—	(81.6)	—	212.3
Industrial/Process Group	189.4	—	(71.4)	—	118.0
Power Group	735.1	—	(164.5)	—	570.6
Total Energy & Construction Operating Segment	1,783.8	—	(477.5)	—	1,306.3

Total	$3,393.2	$214.3	$(825.8)	$(8.7)	$2,773.0

(In millions)	Goodwill Balance as of December 30, 2011	Acquisitions	Goodwill Impairment	Other Adjustments (1)	Goodwill Balance as of December 28, 2012

Infrastructure & Environment Operating Segment	$758.1	$—	$—	$14.8	$772.9

Federal Services Operating Segment	708.6	—	—	1.7	710.3

Within the Energy & Construction Operating Segment:
Global Management and Operations Services Group	405.4	—	—	—	405.4
Civil Construction & Mining Group	212.3	—	—	—	212.3
Industrial/Process Group	118.0	—	—	—	118.0
Power Group	570.6	—	—	—	570.6
Total Energy & Construction Operating Segment	1,306.3	—	—	—	1,306.3

Oil & Gas Operating Segment	—	456.3	—	1.3	457.6

Total	$2,773.0	$456.3	$—	$17.8	$3,247.1

  For the year ended December 30, 2011, “Other Adjustments” include an adjustment for the final allocation of our purchase price of Scott Wilson of $5.3 million, an adjustment resulting from the sale of a business of $2.2 million, and an adjustment for foreign currency translation of $1.2 million. For the year ended December 28, 2012, “Other adjustments” include an adjustment for foreign currency translation of $16.1 million, and an adjustment for the final allocation of our purchase price of Apptis of $1.7 million.

The net change in the carrying amount of goodwill for the year ended December 28, 2012 was primarily due to our acquisition of Flint. See Note 8, “Acquisitions,” for more information regarding our acquisition of Flint.

The net change in the carrying amount of goodwill for the year ended December 30, 2011 was primarily due to the following:

  Our acquisitions of Apptis and two small engineering companies. See Note 8, “Acquisitions,” for more information regarding our acquisition of Apptis.
  A goodwill impairment charge of $825.8 million for the year ended December 30, 2011. See “Goodwill Impairment Review” below for a more detailed discussion.

Goodwill Impairment Review

We have identified seven reporting units. In determining our reporting units, we considered (i) whether an operating segment or a component of an operating segment is a business, (ii) whether discrete financial information is available, (iii) whether the financial information is regularly reviewed by management of the operating segment, and (iv) how the operations are managed or how an acquired entity is integrated in the business operations. During our fiscal year 2012, we added a new division resulting from the acquisition of Flint and concluded that the following are our reporting units:

  The Infrastructure & Environment Operating Segment (the “IE reporting unit”)
  The Federal Services Operating Segment
  Within the Energy & Construction Operating Segment:
  Global Management and Operations Services Group
  Civil Construction and Mining Group
  Industrial/Process Group
  Power Group
  The Oil & Gas Operating Segment

The fair value measurements were calculated using unobservable inputs to our discounted cash flows, which are classified as Level 3 within the fair value hierarchy. To arrive at the cash flow projections used in the calculation of fair values for our goodwill impairment review, we use estimates of economic and market activity for the next ten years. The key assumptions we used to estimate the fair values of our reporting units are:

  Revenue growth rates;
  Operating margins;
  Capital expenditure needs;
  Working capital requirements;
  Discount rates; and
  Terminal value capitalization rate (“Capitalization Rate”)

Of the key assumptions, the discount rates and the Capitalization Rate are market-driven. These rates are derived from the use of market data and employment of the weighted-average cost of capital. The company-dependent key assumptions are the revenue growth rates and the projected operating margins and are subject to much greater influence from our actions. The company-dependent key assumptions reflect the influence of other potential assumptions, since the assumptions we identified that affect the projected operating results would ultimately affect either the revenue growth or the profitability (operating margin) of the reporting unit. For example, any adjustment to contract volume and pricing would have a direct impact on revenue growth, and any adjustment to the reporting unit's cost structure or operating leverage would have a direct impact on the profitability of the reporting unit. For the purpose of the income approach, we used discount rates that are commensurate with the risk and uncertainty inherent in the respective reporting units and in our internally-developed forecasts. Actual results may differ from those assumed in our forecasts and changes in assumptions or estimates could materially affect the determination of the fair value of a reporting unit, and therefore could affect the amount of potential impairment.

When performing our impairment analysis, we also reconcile the sum of the fair values of our reporting units with our market capitalization to determine if the sum reasonably reconciles with the external market indicators. If our reconciliation indicates a significant difference between our external market capitalization and the sum of the fair values of our reporting units, we review and adjust the assumptions employed in our analysis, and examine if the implied control premium is reasonable in light of current market conditions.

Inherent in our development of the present value of future cash flow projections are assumptions and estimates derived from a review of our expected revenue growth rates, profit margins, business plans, cost of capital and tax rates. We also make assumptions about future market conditions, market prices, interest rates, and changes in business strategies. Changes in our assumptions or estimates could materially affect the determination of the fair value of a reporting unit and, therefore, could eliminate the excess of fair value over the carrying value of a reporting unit entirely and, in some cases, could result in impairment. Such changes in assumptions could be caused by a loss of one or more significant contracts, reductions in government and/or private industry spending, including federal government sequestration, or a decline in the demand of our services due to changing economic conditions. Given the contractual nature of our business, if we are unable to win or renew contracts; unable to estimate and control our contract costs; fail to adequately perform to our clients' expectations; fail to procure third-party subcontractors, heavy equipment and materials; or fail to adequately secure funding for our projects, our profits, revenues and growth over the long-term would decline and such a decline could significantly affect the fair value assessment of our reporting units and cause our goodwill to become impaired.

Goodwill was allocated to the reporting units based upon the respective fair values of the reporting units at the time of the various acquisitions that gave rise to the recognition of goodwill.

We perform our annual goodwill impairment review as of the end of the first month following our September reporting period and also perform interim impairment reviews if triggering events occur. Our 2012 annual review, performed as of October 26, 2012, did not indicate any further adjustment to our goodwill. No events or changes in circumstances have occurred that would indicate any additional impairment adjustment of goodwill since our annual testing date. We continue to monitor the recoverability of our goodwill.

During fiscal year 2011, our market capitalization was reduced due to the stock market volatility and declines in our stock price. For the year ended December 30, 2011, we recorded goodwill impairment charges in five of our reporting units totaling $825.8 million ($732.2 million after tax). There was no goodwill impairment for any of our reporting units during the years ended December 28, 2012 and December 31, 2010. These non-cash charges reduced goodwill recorded in connection with previous acquisitions and did not impact our overall business operations.

Declines in our stock price or in the values of other market participants in the construction and engineering industry, continued deterioration of market and economic conditions that may adversely impact our ability to meet our projected results, declines in our stock price caused by continued volatility in the financial markets that may result in increases in our weighted-average cost of capital or other inputs to our goodwill assessment, and the occurrence of events that may reduce the fair value of a reporting unit below its carrying amount, such as the sale of a significant portion of one or more of our reporting units could result in future impairment charges to our reporting units.

Our annual impairment test indicated no impairment for any of the reporting units because the fair value of each reporting unit substantially exceeded its carrying value. Below is a table showing, for each reporting unit, the percentage of the fair value that exceeded the carrying value:

(in millions)	Goodwill Balance as of December 28, 2012	Reporting Unit Fair Value	Reporting Unit Carrying Value	Percent Above Carrying Value

Infrastructure & Environment Operating Segment	$772.9	$1,512.0	$1,341.5	12.7%

Federal Services Operating Segment	710.3	1,218.0	1,017.0	19.8%

Within the Energy & Construction Operating Segment:
Global Management and Operations Services Group	405.4	834.0	677.0	23.2%
Civil Construction & Mining Group	212.3	356.0	267.9	32.9%
Industrial/Process Group	118.0	263.0	157.8	66.7%
Power Group	570.6	789.0	633.3	24.6%
Total Energy & Construction Operating Segment	1,306.3	2,242.0	1,736.0	29.1%

Oil & Gas Operating Segment	457.6	1,712.0	1,502.8	13.9%

Total	$3,247.1	$6,684.0	$5,597.3	19.4%

Intangible Assets

Intangible assets are comprised of customer relationships, contracts, backlog, trade name, favorable leases and other. As of December 28, 2012 and December 30, 2011, the cost and accumulated amortization of our intangible assets were as follows:

(In millions)	Customer Relationships, Contracts, and Backlog	Trade Name	Favorable Leases and Other	Total

Balance as of December 31, 2010	$487.3	$24.9	$1.9	$514.1
Acquisitions	62.9	2.5	4.7	70.1
Amortization expense	(56.8)	(1.6)	(2.2)	(60.6)
Other additions and foreign currency translation	(2.3)	(0.2)	0.9	(1.6)
Balance as of December 30, 2011	491.1	25.6	5.3	522.0
Acquisitions	163.0	93.5	9.8	266.3
Amortization expense	(93.9)	(4.8)	(2.5)	(101.2)
Other additions and foreign currency translation	3.3	1.7	0.1	5.1
Balance as of December 28, 2012	$563.5	$116.0	$12.7	$692.2

Estimated useful lives	1 - 16 years	1 - 40 years (1)	1 - 13 years

  During the fourth quarter of 2011, we revised the estimated useful life of the Scott Wilson trade name from 25 years to 12 years because we decided to reduce the use of the trade name. The estimated useful life of the Flint trade name in the U.S. and Canada is 40 years.

Our amortization expense related to intangible assets was $101.2 million, $60.6 million, and $49.2 million, respectively, for the years ended December 28, 2012, December 30, 2011, and December 31, 2010.

The following table presents the estimated future amortization expense of intangible assets:

(In millions)	Customer Relationships, Contracts, and Backlog	Trade Name	Favorable Leases and Other	Total

2013	$101.3	$5.6	$1.8	$108.7
2014	89.2	4.6	1.5	95.3
2015	78.1	4.2	1.1	83.4
2016	72.7	4.3	1.1	78.1
2017	67.3	4.3	0.5	72.1
Thereafter	154.9	93.0	6.7	254.6
	$563.5	$116.0	$12.7	$692.2

INDEBTEDNESS	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
INDEBTEDNESS
	Year Ended
	December 28,	December 30,	December 31,
(In millions, except percentages)	2012	2011	2010
Effective average interest rates paid on the revolving line of credit	1.9%	1.3%	3.0%
Average daily revolving line of credit balances	$139.5	$25.9	$0.3
Maximum amounts outstanding at any point during the year	$420.0	$104.6	$12.1

NOTE 10. INDEBTEDNESS

Indebtedness consisted of the following:

	December 28,	December 30,
(In millions)	2012	2011
Term loan, net of debt issuance costs	$666.3	$695.1
3.85% Senior Notes (net of discount)	399.5	—
5.00% Senior Notes (net of discount)	599.5	—
7.50% Canadian Notes (including premium)	203.8	—
Revolving line of credit	100.5	23.0
Other indebtedness	94.7	80.4
Total indebtedness	2,064.3	798.5
Less:
Current portion of long-term debt	71.8	61.5
Long-term debt	$1,992.5	$737.0

2011 Credit Facility

As of December 28, 2012 and December 30, 2011, the outstanding balances of the term loan under our senior credit facility (“2011 Credit Facility”) were $670.0 million and $700.0 million, respectively. Loans outstanding under our 2011 Credit Facility bear interest, at our option, at the base rate or at the London Interbank Offered Rate (“LIBOR”) plus, in each case, an applicable per annum margin. The applicable margin is determined based on the better of our debt ratings or our leverage ratio in accordance with a pricing grid. The interest rate at which we normally borrow is comprised of LIBOR plus 150 basis points. As of December 28, 2012 and December 30, 2011, the interest rates applicable to the term loan were 1.71% and 1.80%, respectively.

Our 2011 Credit Facility will mature on October 19, 2016 and our first quarterly principal payment was due on December 28, 2012. We have an option to prepay the term loans at any time without penalty.

Under our 2011 Credit Facility, we are subject to financial covenants and other customary non-financial covenants. Our financial covenants include a maximum consolidated leverage ratio, which is calculated by dividing total debt by earnings before interest, taxes, depreciation and amortization (“EBITDA”), as defined below, and a minimum interest coverage ratio, which is calculated by dividing cash interest expense into EBITDA. Both calculations are based on the financial data of our most recent four fiscal quarters.

For purposes of our 2011 Credit Facility, consolidated EBITDA is defined as consolidated net income attributable to URS plus interest, depreciation and amortization expense, income tax expense, and other non-cash items (including impairments of goodwill or intangible assets). Consolidated EBITDA shall include pro-forma components of EBITDA attributable to any permitted acquisition consummated during the period of calculation.

Our 2011 Credit Facility contains restrictions, some of which apply only above specific thresholds, regarding indebtedness, liens, investments and acquisitions, contingent obligations, dividend payments, stock repurchases, asset sales, fundamental business changes, transactions with affiliates, and changes in fiscal year.

Our 2011 Credit Facility identifies various events of default and provides for acceleration of the obligations and exercise of other enforcement remedies upon default. Events of default include our failure to make payments under the credit facility; cross-defaults; a breach of financial, affirmative and negative covenants; a breach of representations and warranties; bankruptcy and other insolvency events; the existence of unsatisfied judgments and attachments; dissolution; other events relating to the Employee Retirement Income Security Act (“ERISA”); a change in control and invalidity of loan documents.

Our 2011 Credit Facility is guaranteed by all of our existing and future domestic subsidiaries that, on an individual basis, represent more than 10% of either our consolidated domestic assets or consolidated domestic revenues. If necessary, additional domestic subsidiaries will be included so that assets and revenues of subsidiary guarantors are equal at all times to at least 80% of our consolidated domestic assets and consolidated domestic revenues of our available domestic subsidiaries.

We may use any future borrowings from our 2011 Credit Facility along with operating cash flows for general corporate purposes, including funding working capital, making capital expenditures, funding acquisitions, dividends and repurchasing our common stock.

We were in compliance with the covenants of our 2011 Credit Facility as of December 28, 2012.

Senior Notes and Canadian Notes

On March 15, 2012, we issued in a private placement $400.0 million aggregate principal amount of 3.85% Senior Notes due on April 1, 2017 and $600.0 million aggregate principal amount of 5.00% Senior Notes due on April 1, 2022 (collectively, the “Senior Notes”). As of December 28, 2012, the outstanding balance of the Senior Notes was $999.0 million, net of $1.0 million of discount.

Interest on the Senior Notes is payable semi-annually on April 1 and October 1 of each year beginning on October 1, 2012. The net proceeds of the Senior Notes were used to fund the acquisition of Flint. We may redeem the Senior Notes, in whole or in part, at any time and from time to time, at a price equal to 100% of the principal amount, plus a "make-whole" premium and accrued and unpaid interest as described in the indenture. In addition, we may redeem all or a portion of the 5.00% Senior Notes at any time on or after the date that is three months prior to the maturity date of those 5.00% Senior Notes, at a redemption price equal to 100% of the principal amount of the 5.00% Senior Notes to be redeemed. We may also, at our option, redeem the Senior Notes, in whole, at 100% of the principal amount and accrued and unpaid interest upon the occurrence of certain events that result in an obligation to pay additional amounts as a result of certain specified changes in tax law described in the indenture. Additionally, if a change of control triggering event occurs, as defined by the terms of the indenture, we will be required to offer to purchase the Senior Notes at a purchase price equal to 101% of the principal amount, plus accrued and unpaid interest, if any, to the date of the purchase. We are generally not limited under the indenture governing the Senior Notes in our ability to incur additional indebtedness provided we are in compliance with certain restrictive covenants, including restrictions on liens and restrictions on sale and leaseback transactions, and merge or sell substantially all of our property and assets.

The Senior Notes are our general unsecured senior obligations and rank equally with our other existing and future unsecured senior indebtedness. The Senior Notes are fully and unconditionally guaranteed (the “Guarantees”) by each of our current and future domestic subsidiaries that are guarantors under our 2011 Credit Facility or that are wholly owned domestic obligors or wholly owned domestic guarantors, individually or collectively, under any future indebtedness of our subsidiaries in excess of $100.0 million (the “Guarantors”). The Guarantees are the Guarantors' unsecured senior obligations and rank equally with the Guarantors' other existing and future unsecured senior indebtedness.

In connection with the sale of the Senior Notes, we entered into a registration rights agreement under which we agreed to file a registration statement with the Securities and Exchange Commission (“SEC”) offering to exchange any privately placed Senior Notes with substantially similar notes, except that the newly exchanged notes will be unrestricted and freely tradable securities. We also agreed to use commercially reasonable efforts to cause the registration statement to be declared effective by the SEC and complete the exchange offer no later than March 15, 2013. We do not expect to complete our exchange offer until after March 15, 2013. After that date, we will be required to pay additional interest up to a maximum of 50 basis points to the holders of the Senior Notes until the exchange offer is completed.

On May 14, 2012, we guaranteed Flint's senior notes (the “Canadian Notes”) with an outstanding face value of C$175.0 million (US$175.0 million). The Canadian Notes mature on June 15, 2019 and bear interest at 7.5% per year, payable in equal installments semi-annually in arrears on June 15 and December 15 of each year. As of December 28, 2012, the outstanding balance of the Canadian Notes was $203.8 million, including $28.0 million of premium.

The Canadian Notes are Flint's direct senior unsecured obligations and rank pari passu, subject to statutory preferred exceptions, with URS' guarantee of that debt. Prior to June 15, 2014, we may redeem up to 35.0% of the principal amount of the outstanding Canadian Notes with the net cash proceeds of one or more qualified equity offerings at a redemption price equal to 107.5% of the principal amount of the Canadian Notes, provided that at least 65.0% of the aggregate principal amount of the Canadian Notes remain outstanding. We may also redeem the Canadian Notes prior to June 15, 2015 at a redemption price equal to 100.0% of the principal amount of the Canadian Notes plus an applicable premium. We may also redeem the Canadian Notes on or after June 15, 2015 at a redemption price equal to 103.8% of the principal amount if redeemed in the twelve-month period beginning June 15, 2015; at a redemption price equal to 101.9% of the principal amount if redeemed in the twelve-month period beginning June 15, 2016 and at a redemption price equal to 100.0% of the principal amount if redeemed in the period beginning June 15, 2017 before maturity.

Upon the occurrence of a change in control, Canadian Notes holders have a right to require that their Notes be redeemed at a cash price equal to 101.0% of the principal amount of the Canadian Notes.  Our acquisition of Flint constituted a change in control under the Canadian Note indenture and, as a result, the holders of the Canadian Notes had the right to require that their Notes be redeemed. The Canadian Notes also contain covenants limiting us and some of our subsidiaries' ability to create liens and restricts them from amalgamating, consolidating or merging with or into or winding up or dissolving into another person or selling, leasing, transferring, conveying or otherwise disposing of or assigning all or substantially all of their assets. The Canadian Notes also contain covenants, which are suspended as long as the Canadian Notes have investment grade ratings, that would restrict us and some of our subsidiaries from making restricted payments, incurring indebtedness, selling assets and entering into transactions with affiliates. As of December 28, 2012, the Canadian Notes carried investment grade ratings.

We were in compliance with the covenants of our Senior Notes and Canadian Notes as of December 28, 2012.

Revolving Line of Credit

Our revolving line of credit is used to fund daily operating cash needs and to support our standby letters of credit. In the ordinary course of business, the use of our revolving line of credit is a function of collection and disbursement activities. Our daily cash needs generally follow a predictable pattern that parallels our payroll cycles, which dictate, as necessary, our short-term borrowing requirements.

We had outstanding debt balances of $100.5 million and $23.0 million on our revolving line of credit as of December 28, 2012 and December 30, 2011, respectively. As of December 28, 2012, we had issued $132.0 million of letters of credit, leaving $767.5 million available under our revolving credit facility.

Our revolving line of credit information was summarized as follows:

	Year Ended
	December 28,	December 30,	December 31,
(In millions, except percentages)	2012	2011	2010
Effective average interest rates paid on the revolving line of credit	1.9%	1.3%	3.0%
Average daily revolving line of credit balances	$139.5	$25.9	$0.3
Maximum amounts outstanding at any point during the year	$420.0	$104.6	$12.1

Other Indebtedness

Notes payable, five year loan notes, and foreign credit lines. As of December 28, 2012 and December 30, 2011, we had outstanding amounts of $35.5 million and $53.1 million, respectively, in notes payable, five-year loan notes, and foreign lines of credit. The weighted-average interest rates of the notes were approximately 4.68% and 4.04% as of December 28, 2012 and December 30, 2011, respectively. Notes payable primarily include notes used to finance the purchase of office equipment, computer equipment and furniture.

As of December 28, 2012 and December 30, 2011, we maintained several credit lines with aggregate borrowing capacity of $50.8 million and $33.7 million, respectively, and had remaining borrowing capacity of $47.7 million and $23.2 million, respectively.

Capital Leases. As of December 28, 2012 and December 30, 2011, we had obligations under our capital leases of approximately $59.2 million and $27.3 million, respectively, consisting primarily of leases for office equipment, computer equipment and furniture.

Maturities

As of December 28, 2012, the amounts of our long-term debt outstanding (excluding capital leases) that mature in the next five years and thereafter were as follows:

(In millions)
Less than one year	$43.4
Second year	60.1
Third year	71.8
Fourth year	626.8
Fifth year	399.8
Thereafter	803.2
Total	$2,005.1

As of December 28, 2012, the amounts of capital leases that mature in the next five years and thereafter were as follows:

(In millions)	Capital Leases
Less than one year	$29.9
Second year	11.7
Third year	9.6
Fourth year	7.6
Fifth year	3.5
Total minimum lease payments	62.3
Less: amounts representing interest	3.1
Present value of net minimum lease payments	$59.2

FAIR VALUES OF DEBT INSTRUMENTS AND DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
FAIR VALUES OF DEBT INSTRUMENTS AND DERIVATIVE INSTRUMENTS

NOTE 11. FAIR VALUE OF DEBT INSTRUMENTS AND DERIVATIVE INSTRUMENTS

2011 Credit Facility

As of December 28, 2012 and December 30, 2011, the estimated fair market values of the term loan under our 2011 Credit Facility were approximately $667.3 million and $697.4 million, respectively. The carrying value of this term loan on our Consolidated Balance Sheets as of December 28, 2012 and December 30, 2011 was $670.0 million and $700.0 million, respectively, excluding unamortized issuance costs. The fair value of our term loan was derived by taking the mid-point of the trading prices from an observable market input (Level 2) in the secondary loan market and multiplying it by the outstanding balance of our term loan.

Senior Notes and Canadian Notes

As of December 28, 2012, the estimated fair market value of the Senior Notes and Canadian Notes was approximately $1.2 billion and the carrying value of these notes on our Consolidated Balance Sheets was $1.2 billion, excluding unamortized discount. The fair value of the Senior Notes and Canadian Notes was derived by taking the mid-point of the trading prices from an observable market input (Level 2) in the secondary loan market and multiplying it by the outstanding balance of the notes.

Derivative Instruments

We use our derivative instruments as a risk management tool and not for trading or speculative purposes. The fair value of each derivative instruments is based on mark-to-market model measurements that are interpolated from observable market data, including spot and forward rates, as of December 28, 2012 and for the duration of each derivative's terms. As of December 28, 2012, there were no derivative instruments outstanding.

Foreign Currency Exchange Contracts

We operate our business globally and our foreign subsidiaries conduct businesses in various foreign currencies. Therefore, we are subject to foreign currency risk. From time to time, we may purchase derivative financial instruments in the form of foreign currency exchange contracts to manage specific foreign currency exposures.

During March and April 2012, we entered into various foreign currency forward contracts with an aggregate notional amount of C$1.25 billion (equivalent to US$1.25 billion as of March 30, 2012) with maturity windows ranging from March 7, 2012 to May 31, 2012. The primary objective of the contracts was to manage our exposure to foreign currency transaction risk related to the funding of our acquisition of Flint in Canadian dollars. These contracts settled during the second quarter of 2012.

For the year ended December 28, 2012, we recorded a net loss of $0.3 million on our foreign currency forward contracts in “General and administrative expenses” on our Consolidated Statements of Operations. We also recorded foreign currency translation gains of $0.8 million on intercompany loans for the year ended December 28, 2012.

BILLINGS IN EXCESS OF COSTS AND ACCRUED EARNINGS ON CONTRACTS	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
BILLINGS IN EXCESS OF COSTS AND ACCRUED EARNINGS ON CONTRACTS

NOTE 12. BILLINGS IN EXCESS OF COSTS AND ACCRUED EARNINGS ON CONTRACTS

The following table summarizes the components of billings in excess of costs and accrued earnings on contracts:

	December 28,	December 30,
(In millions)	2012	2011
Billings in excess of costs and accrued earnings on contracts	$211.7	$216.4
Project-related legal liabilities and other project-related reserves	55.2	38.0
Advance payments negotiated as a contract condition	9.8	24.6
Normal profit liabilities	4.8	12.7
Estimated losses on uncompleted contracts	7.6	19.1
Total	$289.1	$310.8

INCOME TAXES	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
INCOME TAXES

As of December 28, 2012, our federal net operating loss (“NOL”) carryovers were approximately $15.9 million. These federal NOL carryovers expire in years 2021 through 2025. In addition to the federal NOL carryovers, there are also state income tax NOL carryovers in various taxing jurisdictions of approximately $297.0 million. These state NOL carryovers expire in years 2013 through 2031. There are also foreign NOL carryovers in various jurisdictions of approximately $544.4 million. The majority of the foreign NOL carryovers have no expiration date. At December 28, 2012, the federal, state and foreign NOL carryovers resulted in a deferred tax asset of $132.2 million with a valuation allowance of $106.0 million established against this deferred tax asset. None of the remaining net deferred tax assets related to NOL carryovers is individually material and management believes that it is more likely than not they will be realized. Full recovery of our NOL carryovers will require that the appropriate legal entity generate taxable income in the future at least equal to the amount of the NOL carryovers within the applicable taxing jurisdiction.

As of December 28, 2012 and December 30, 2011, we have remaining tax-deductible goodwill of $223.2 million and $316.5 million, respectively, resulting from acquisitions. The amortization of this goodwill is deductible over various periods ranging up to 14 years. The tax deduction for goodwill for 2013 is expected to be approximately $85.5 million and is expected to be substantially lower beginning in 2015.

The effective income tax rate of 30.8% for the year ended December 28, 2012 is less than the statutory rate of 35% due primarily to the exclusion of tax on noncontrolling interests and foreign income taxed at rates lower than 35%.

The 37.4% negative effective tax rate for the year ended December 30, 2011 differs from the statutory rate of 35% primarily due to the goodwill impairment charge taken during the year, a substantial portion of which is not deductible for tax purposes.

The effective income tax rate for the year ended December 31, 2010 is less than the statutory rate of 35% primarily due to a change in our indefinite reinvestment assertion during the year. During our fiscal year 2010, we determined that our plans to expand our international presence would require that we indefinitely reinvest the earnings of all of our foreign subsidiaries offshore, which resulted in the reversal of the net U.S. deferred tax liability on the undistributed earnings of all foreign subsidiaries. This benefit increased net income attributable to URS by $42.1 million.

	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Unrecognized tax benefits beginning balance	$16.7	$21.5	$25.2
Gross increase – tax positions in prior years	1.2	2.7	1.1
Gross decrease – tax positions in prior years	(1.2)	(3.6)	(1.5)
Gross increase – current period tax positions	1.2	—	1.4
Settlements	(0.2)	(0.2)	(0.2)
Lapse of statute of limitations	(2.4)	(3.7)	(5.3)
Unrecognized tax benefits acquired in current year	0.1	—	0.8
Unrecognized tax benefits ending balance	$15.4	$16.7	$21.5

We recognize accrued interest related to unrecognized tax benefits in interest expense and penalties as a component of tax expense. During the years ended December 28, 2012, December 30, 2011 and December 31, 2010, we recognized $(1.4) million, $(1.4) million and $1.5 million, respectively, in interest and penalties. We have accrued approximately $5.3 million, $6.7 million and $8.1 million in interest and penalties as of December 28, 2012, December 30, 2011 and December 31, 2010, respectively. With a few exceptions, in jurisdictions where our tax liability is immaterial, we are no longer subject to U.S. federal, state, local or foreign examinations by tax authorities for years before 2008.

It is reasonably possible that unrecognized tax benefits will decrease up to $2.7 million within the next twelve months as a result of the settlement of tax audits. The timing and amounts of these audit settlements are uncertain, but we do not expect any of these settlements to have a significant impact on our financial position or results of operations.

NOTE 13. INCOME TAXES

The components of income tax expense were as follows:

	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Current:
Federal	$152.3	$78.3	$85.9
State and local	35.9	17.6	19.0
Foreign	18.3	19.2	11.8
Subtotal	206.5	115.1	116.7

Deferred:
Federal	(10.5)	(19.0)	8.5
State and local	1.0	(0.8)	3.9
Foreign	(7.1)	(3.5)	(1.5)
Subtotal	(16.6)	(23.3)	10.9
Total income tax expense	$189.9	$91.8	$127.6

  For fiscal year 2010, the tax amounts were revised as discussed below in the “Revision of Previously Issued Financial Statements” section.

The income before income taxes, by geographic area, was as follows:

	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Income (loss) before income taxes and noncontrolling interests:
United States	$534.9	$(316.2)	$430.9
International	80.8	70.7	82.9
Total income (loss) before income taxes and noncontrolling interests	$615.7	$(245.5)	$513.8

As of December 28, 2012, our federal net operating loss (“NOL”) carryovers were approximately $15.9 million. These federal NOL carryovers expire in years 2021 through 2025. In addition to the federal NOL carryovers, there are also state income tax NOL carryovers in various taxing jurisdictions of approximately $297.0 million. These state NOL carryovers expire in years 2013 through 2031. There are also foreign NOL carryovers in various jurisdictions of approximately $544.4 million. The majority of the foreign NOL carryovers have no expiration date. At December 28, 2012, the federal, state and foreign NOL carryovers resulted in a deferred tax asset of $132.2 million with a valuation allowance of $106.0 million established against this deferred tax asset. None of the remaining net deferred tax assets related to NOL carryovers is individually material and management believes that it is more likely than not they will be realized. Full recovery of our NOL carryovers will require that the appropriate legal entity generate taxable income in the future at least equal to the amount of the NOL carryovers within the applicable taxing jurisdiction.

As of December 28, 2012 and December 30, 2011, we have remaining tax-deductible goodwill of $223.2 million and $316.5 million, respectively, resulting from acquisitions. The amortization of this goodwill is deductible over various periods ranging up to 14 years. The tax deduction for goodwill for 2013 is expected to be approximately $85.5 million and is expected to be substantially lower beginning in 2015.

The significant components of our deferred tax assets and liabilities were as follows:

	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Current:
Receivable allowances	$6.7	$4.5	$6.1
Net operating losses	1.6	1.2	3.9
Estimated loss accruals	43.6	39.8	38.7
State income taxes	0.1	2.9	3.2
Payroll-related accruals	89.8	85.0	74.4
Self-insurance reserves	8.8	6.8	4.9
Unearned revenue	3.1	(2.0)	0.1
Deferred compensation and post-retirement benefit accruals	3.2	3.1	3.7
Other	4.2	2.0	1.4
Gross current deferred tax assets	161.1	143.3	136.4
Valuation allowance	(10.5)	(8.1)	(7.4)
Current deferred tax assets	150.6	135.2	129.0
Revenue on retained accounts receivable	(17.0)	(7.0)	(5.4)
Timing of income from partnerships and limited liability companies	(25.6)	(13.8)	8.2
Costs and accrued earnings in excess of billings on contracts	(35.1)	(40.7)	(37.4)
Prepaid expenses	(5.3)	(10.7)	(11.1)
Current deferred tax liabilities	(83.0)	(72.2)	(45.7)
Net current deferred tax assets	$67.6	$63.0	$83.3

	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Non-Current:
Deferred compensation and post-retirement benefit accruals	$144.6	$111.9	$104.0
Self-insurance reserves	29.4	33.5	35.0
Property, plant and equipment	2.0	9.2	3.3
Foreign tax credits	7.1	7.1	7.1
Income tax credits	8.0	3.4	3.2
Rental accruals	21.6	16.3	9.2
Net operating losses	130.6	107.2	108.0
Other reserves	18.8	14.7	25.3
Gross non-current deferred tax assets	362.1	303.3	295.1
Valuation allowance	(127.1)	(115.9)	(96.7)
Net non-current deferred tax assets	235.0	187.4	198.4
Goodwill and other intangibles	(348.1)	(273.0)	(343.6)
Foreign subsidiary outside basis difference	(2.0)	(0.7)	(0.3)
Domestic subsidiary outside basis difference	(144.8)	(144.8)	(145.5)
Market value adjustment on acquired assets	(4.4)	(4.4)	(4.4)
Property, plant and equipment	(64.0)	(41.0)	(31.5)
Non-current deferred tax liabilities	(563.3)	(463.9)	(525.3)
Net non-current deferred tax liabilities	$(328.3)	$(276.5)	$(326.9)

We have indefinitely reinvested $499.1 million of undistributed earnings of our foreign operations outside of our U.S. tax jurisdiction as of December 28, 2012. No deferred tax liability has been recognized for the remittance of such earnings to the U.S. since it is our intention to utilize these earnings in our foreign operations. The determination of the amount of deferred taxes on these earnings is not practicable since the computation would depend on a number of factors that cannot be known unless a decision is made to repatriate the earnings. Some of our foreign earnings are indefinitely reinvested between other foreign countries.

The difference between total tax expense and the amount computed by applying the statutory federal income tax rate to income before taxes was as follows:

	Year Ended
	December 28, 2012		December 30, 2011		December 31, 2010
(In millions, except for percentages)	Amount	Tax Rate	Amount	Tax Rate	Amount	Tax Rate
U.S. statutory rate applied to income (loss) before taxes	$215.5	35.0%	$(85.9)	35.0%	$179.8	35.0%
State taxes, net of federal benefit	26.3	4.3%	11.2	(4.6%)	17.9	3.5%
Change in indefinite reinvestment assertion	—	—	—	—	(57.2)	(11.1%)
Adjustments to valuation allowances	4.0	0.6%	19.6	(8.0%)	14.6	2.8%
Adjustments related to changing foreign tax credits to deductions	—	—	—	—	12.6	2.5%
Foreign income taxed at rates other than 35%	(26.0)	(4.2%)	(28.2)	11.5%	(19.8)	(3.9%)
Goodwill impairment	—	—	207.1	(84.4%)	—	—
Exclusion of tax on noncontrolling interests	(29.9)	(4.9%)	(30.1)	12.3%	(23.7)	(4.6%)
Other adjustments	—	—	(1.9)	0.8%	3.4	0.6%
Total income tax expense	$189.9	30.8%	$91.8	(37.4%)	$127.6	24.8%

  The prior period amounts were revised as discussed below in the “Revision of Previously Issued Financial Statements” section.

The effective income tax rate of 30.8% for the year ended December 28, 2012 is less than the statutory rate of 35% due primarily to the exclusion of tax on noncontrolling interests and foreign income taxed at rates lower than 35%.

The 37.4% negative effective tax rate for the year ended December 30, 2011 differs from the statutory rate of 35% primarily due to the goodwill impairment charge taken during the year, a substantial portion of which is not deductible for tax purposes.

The effective income tax rate for the year ended December 31, 2010 is less than the statutory rate of 35% primarily due to a change in our indefinite reinvestment assertion during the year. During our fiscal year 2010, we determined that our plans to expand our international presence would require that we indefinitely reinvest the earnings of all of our foreign subsidiaries offshore, which resulted in the reversal of the net U.S. deferred tax liability on the undistributed earnings of all foreign subsidiaries. This benefit increased net income attributable to URS by $42.1 million.

	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Unrecognized tax benefits beginning balance	$16.7	$21.5	$25.2
Gross increase – tax positions in prior years	1.2	2.7	1.1
Gross decrease – tax positions in prior years	(1.2)	(3.6)	(1.5)
Gross increase – current period tax positions	1.2	—	1.4
Settlements	(0.2)	(0.2)	(0.2)
Lapse of statute of limitations	(2.4)	(3.7)	(5.3)
Unrecognized tax benefits acquired in current year	0.1	—	0.8
Unrecognized tax benefits ending balance	$15.4	$16.7	$21.5

We recognize accrued interest related to unrecognized tax benefits in interest expense and penalties as a component of tax expense. During the years ended December 28, 2012, December 30, 2011 and December 31, 2010, we recognized $(1.4) million, $(1.4) million and $1.5 million, respectively, in interest and penalties. We have accrued approximately $5.3 million, $6.7 million and $8.1 million in interest and penalties as of December 28, 2012, December 30, 2011 and December 31, 2010, respectively. With a few exceptions, in jurisdictions where our tax liability is immaterial, we are no longer subject to U.S. federal, state, local or foreign examinations by tax authorities for years before 2008.

It is reasonably possible that unrecognized tax benefits will decrease up to $2.7 million within the next twelve months as a result of the settlement of tax audits. The timing and amounts of these audit settlements are uncertain, but we do not expect any of these settlements to have a significant impact on our financial position or results of operations.

EMPLOYEE RETIREMENT AND POST-RETIREMENT BENEFIT PLANS	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
EMPLOYEE RETIREMENT AND POST-RETIREMENT BENEFIT PLANS

NOTE 14. EMPLOYEE RETIREMENT AND POST-RETIREMENT BENEFIT PLANS

Defined Contribution Plans

We made contributions of $91.0 million, $48.1 million and $83.0 million to our defined contribution plans during the years ended December 28, 2012, December 30, 2011, and December 31, 2010, respectively. Full- and part-time employees, and employees covered by collective bargaining agreements are generally able to participate in one of our defined contribution plans. Cash contributions to these defined contribution plans are based on either a percentage of employee contributions or on a specified amount per hour depending on the provisions of each plan. Effective January 1, 2011, the Washington Group International, Inc. (“WGI”) 401(k) Retirement Savings Plan (“the WGI 401(k) Plan”) and the Retirement Savings Plan for Field Operations were merged with and into the URS Corporation 401(k) Retirement Plan. Subsequently, the account balances of some participants were transferred into the URS Corporation 401(k) Retirement Plan for Specified Contract Employees. Under the WGI 401(k) Plan, we made bi-weekly employer contributions. Subsequent to the merger of the WGI 401(k) Plan, we make annual contributions, which generally occur in the first quarter after the year-end.

In addition to the above, some of our foreign subsidiaries have contributory trustee retirement plans covering substantially all of their employees. Upon the acquisition of Flint, we began sponsoring Flint's defined contribution plans. We made contributions to our foreign plans in the amounts of approximately $35.9 million, $20.2 million, and $13.1 million for the years ended December 28, 2012, December 30, 2011, and December 31, 2010, respectively.

Deferred Compensation Plans

We maintain various deferred compensation plans, including a restoration plan for some executives of the Energy & Construction Division. The URS E&C Holdings, Inc. Voluntary Deferred Compensation Plan allows for deferral of salary and incentive compensation. The URS E&C Holdings, Inc. Restoration Plan provides matching contributions on compensation not eligible for matching contributions under the URS Corporation, Inc. 401(k) Plan. As of December 28, 2012 and December 30, 2011, the accrued benefit amounts for our deferred compensation plans were $23.2 million and $21.6 million, respectively, and are included in “Other long-term liabilities” on our Consolidated Balance Sheets.

Defined Benefit Plans

We sponsor a number of pension and unfunded supplemental executive retirement plans, including the following significant plans.

We provide a defined benefit plan, the URS Federal Technical Services, Inc. Employees' Retirement Plan, to cover some of the Federal Services Division's hourly and salaried employees as well as our employees of a joint venture in which this business group participates. This pension plan provides retirement benefit payments for the life of participating retired employees. It was closed to new participants on June 30, 2003, but active participants continue to accrue benefits. All participants are fully vested in their benefits.

As part of our acquisition of Scott Wilson, we assumed two foreign defined benefit retirement plans: Scott Wilson Pension Scheme (“SWPS”) and Scott Wilson Railways Shared Cost Section of the Railways Pension Scheme (“RPS”). The SWPS is closed to new participants and was closed to future accruals on October 1, 2010. The RPS is closed to new participants other than those who have an indefeasible right to join under U.K. law.

As part of the WGI acquisition in 2007, we assumed various defined benefit pension plans and unfunded supplemental retirement plans, including the URS Government Services Group Pension Plan, the Washington Government Services Group Executive Pension Plan, the URS Safety Management Solutions Pension Plan, and others, which primarily cover groups of current and former employees of the Energy & Construction Division. No new employees will be eligible to participate in these plans. Accrued pension benefits for the qualified pension plans are based on pay and service through December 31, 2005. These plans were closed to future accruals after December 31, 2005.

We also provided a foreign defined benefit plan (“Final Salary Pension Fund”) in the U.K. The Final Salary Pension Fund provides retirement benefit payments for the life of participating retired employees and their spouses. In 2006, we made a decision pursuant to a formal curtailment plan to eliminate the accrual of defined benefits for all future benefits under the Final Salary Pension Fund. In 2011, this plan was merged into SWPS.

Consistent with foreign laws, we may also contribute funds into foreign government-managed accounts or insurance companies for our foreign employees.

Valuation

We measure our pension costs according to actuarial valuations and the projected unit credit method is used to determine pension costs for financial accounting purposes.

The discount rates for our defined benefit plans were derived using an actuarial “bond model.” The models for domestic and foreign plans assume that we purchase bonds with a credit rating of AA or better by Standard & Poor's and Moody's, respectively, at prices based on a current bond yield and bond quality. The model develops the yield on this portfolio of bonds as of the measurement date. The cash flows from the bonds selected for the portfolio generally match our expected benefit payments in future years.

For our domestic plans, the Citigroup High Grade Credit Index (AAA/AA 10+ Year) or Citigroup Pension Discount Curve was used to determine the yield differential for cash flow streams from appropriate quality bonds as of the measurement date. For our foreign plans, the iBoxx GBP Corporate Bond Index (AA 15+ Year) was used to determine the yield differential for cash flow streams from appropriate quality bonds as of the measurement date.

The weighted average of the bond yields is determined based upon the estimated retirement payments in order to derive the discount rate used in calculating the present value of the pension plan obligations.

Our estimates of benefit obligations and assumptions used to measure those obligations for the defined benefit plans as of December 28, 2012 and December 30, 2011, were as follows:

				##SL
	Domestic Plans		Foreign Plans
	December 28,	December 30,	December 28,	December 30,
(In millions, except percentages)	2012	2011	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$383.3	$350.2	$447.9	$418.6
Service cost	7.5	6.8	0.6	0.6
Interest cost	18.9	19.0	22.6	24.4
Employee contributions	—	—	0.4	0.5
Plan amendment	—	(1.1)	—	—
Benefits paid and expenses	(16.6)	(16.0)	(14.9)	(15.5)
Exchange rate changes	—	—	20.8	(3.9)
Actuarial (gain) loss	50.3	24.4	8.5	23.2
Benefit obligation at end of year	$443.4	$383.3	$485.9	$447.9

Change in plan assets:
Fair value of plan assets at beginning of year	$236.4	$205.4	$334.3	$345.8
Actual gain (loss) on plan assets	31.4	13.6	25.6	(2.5)
Employer contributions	18.4	28.5	9.7	7.7
Employer direct benefit payments	4.6	4.9	—	—
Employee contributions	—	—	0.4	0.5
Exchange rate changes	—	—	15.7	(1.7)
Benefits paid and expenses	(16.6)	(16.0)	(14.9)	(15.5)
Fair value of plan assets at end of year	$274.2	$236.4	$370.8	$334.3

Underfunded status reconciliation:
Underfunded status	$169.2	$146.9	$115.1	$113.6
Net amount recognized	$169.2	$146.9	$115.1	$113.6

Amounts recognized in our Consolidated Balance Sheets consist of:
Accrued benefit liability included in current liabilities	$5.1	$4.9	$—	$—
Accrued benefit liability included in other long-term liabilities	164.1	142.0	115.1	113.6
Net amount recognized	$169.2	$146.9	$115.1	$113.6

Amounts recognized in accumulated other comprehensive income consist of:
Prior service income	$0.6	$3.6	$—	$—
Net gain (loss)	(140.5)	(113.6)	(41.6)	(34.8)
Net amount recognized	$(139.9)	$(110.0)	$(41.6)	$(34.8)

Additional information:
Accumulated benefit obligation	$437.6	$376.3	$470.7	$435.1

Weighted-average assumptions used to determine benefit obligations at year end:
Discount rate	4.02%	5.05%	4.80%	5.00%
Rate of compensation increase	4.50%	4.50%	2.80%	3.00%

Net periodic pension costs and other comprehensive income included the following components for the years ended December 28, 2012, December 30, 2011, and December 31, 2010:

	Years Ended
	Domestic Plans			Foreign Plans
	December 28,	December 30,	December 31,	December 28,	December 30,	December 31,
(In millions, except percentages)	2012	2011	2010	2012	2011	2010 (1)
Net periodic pension costs:
Service cost	$7.5	$6.8	$6.1	$0.6	$0.6	$0.3
Interest cost	18.9	19.0	18.5	22.6	24.4	7.7
Expected return on plan assets	(17.7)	(16.4)	(15.9)	(22.2)	(22.9)	(7.2)
Amortization of prior service cost	(3.0)	(3.2)	(3.2)	—	—	—
Recognized actuarial loss	9.8	7.4	3.7	—	—	0.1
Total net periodic pension costs	$15.5	$13.6	$9.2	$1.0	$2.1	$0.9

Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$—	$(1.1)	$—	$—	$—	$—
Net loss (gain)	36.7	27.3	22.5	5.1	48.6	(17.4)
Effect of exchange rate changes on amounts included in accumulated other comprehensive income	—	—	—	1.7	(1.9)	0.1
Amortization or curtailment recognition of prior service credit	3.0	3.2	3.2	—	—	—
Amortization or settlement recognition of net loss	(9.8)	(7.4)	(3.7)	—	—	(0.1)
Total recognized in other comprehensive loss (income)	$29.9	$22.0	$22.0	$6.8	$46.7	$(17.4)

Total recognized in net periodic pension costs and other comprehensive loss (income)	$45.4	$35.6	$31.2	$7.8	$48.8	$(16.5)

Weighted-average assumptions used to determine net periodic cost for years ended:
Discount rate	5.05%	5.55%	6.05%	5.00%	5.70%	5.45%
Rate of compensation increase	4.50%	4.50%	4.50%	3.00%	3.45%	3.45%
Expected long-term rate of return on plan assets	7.34%	7.44%	7.89%	7.00%	6.96%	6.67%

Measurement dates	12/30/2011	12/31/2010	1/1/2010	12/30/2011	12/31/2010	1/1/2010

  Measurement date for the two Scott Wilson plans was September 10, 2010, the acquisition date. Net periodic pension costs and the amounts recognized in other comprehensive income (loss) for the Scott Wilson plans were partially included in the year ended December 31, 2010, as we completed the acquisition in September 2010.

Investment policies & strategies

Our investment policies and strategies are to seek a competitive rate of return relative to an appropriate level of risk depending on the funded status and obligations of each plan. The plans' investment managers employ both active and passive investment management strategies with the goal of matching or outperforming the broad markets in which they invest. Our risk management practices include diversification across asset classes and investment styles and periodic rebalancing toward asset allocation targets. The target asset allocation selected for each domestic plan reflects a risk/return profile that we believe is appropriate relative to each plan's liability structure and return goals. We conduct periodic asset-liability studies for domestic plan assets in order to model various potential asset allocations in comparison to each plan's forecasted liabilities and liquidity needs. For the foreign plans, asset allocation decisions are generally made by an independent board of trustees, or similar governing body.

For our domestic and foreign plans, investment objectives are aligned to generate returns that will enable the plans to meet their future obligations.

The assumptions we use in determining the expected long-term rate of return on plan assets are based on an actuarial analysis. This analysis includes a review of anticipated future long-term performance of individual asset classes and consideration of the appropriate asset allocation strategy, given the anticipated requirements of the plan, to determine the average rate of earnings expected on the funds invested to provide for the pension plan benefits. While the study gives appropriate consideration to recent fund performance and historical returns, the assumption is primarily a long-term, prospective rate.

Our weighted-average target asset allocation for the defined benefit plans is as follows:

	Current Target Asset Allocation
	Domestic Plans	Foreign Plans
Equity securities	50%	28%
Debt securities	50%	35%
Real estate	—	6%
Hedge fund	—	26%
Other	—	5%
Total	100%	100%

We expect to make cash contributions, including estimated employer-directed benefit payments, during 2013, of approximately $30.6 million to the domestic and foreign defined benefit plans.

As of December 28, 2012, the estimated portions of the net loss and the prior service credit in accumulated other comprehensive income that will be recognized as components of net periodic benefit cost over the next fiscal year are $15.5 million and $0.4 million, respectively. In addition, the estimated future benefit payments to be paid out in the next ten years under our defined benefit plans are as follows:

For the Fiscal Year:	Estimated Future Benefit Payments
(In millions)	Domestic Plans	Foreign Plans
2013	$20.1	$15.1
2014	37.0	15.4
2015	21.8	15.9
2016	22.4	16.3
2017	23.1	16.7
Next five fiscal years thereafter	123.5	90.4
Total	$247.9	$169.8

Post-retirement Benefit Plans

We sponsor a number of retiree health and life insurance benefit plans (post-retirement benefit plans) for our Energy & Construction and Federal Services Divisions. Post-retirement benefit plans provide medical and life insurance benefits to employees who meet eligibility requirements. All of these benefits may be subject to deductibles, co-payment provisions, and other limitations. The post-retirement benefits provided under company-sponsored health care and life insurance plans of the Energy & Construction Division were frozen prior to the WGI acquisition. The Federal Services plan was closed to new participants in 2003. We have reserved the right to amend or terminate the post-retirement benefits currently provided under the plans and may increase retirees' cash contributions at any time.

Valuation

Our measures of the accumulated benefit obligation and net periodic benefit costs reflect amounts associated with the Medicare subsidy. We measure our post-retirement benefit costs according to actuarial valuations and the projected unit credit method is used to determine post-retirement benefit costs for financial accounting purposes.

The discount rate was derived using a “bond model” and adjusted for the benefit duration for each plan. The Citigroup Pension Discount Curve was used to determine the yield differential for cash flow streams from appropriate quality bonds as of the measurement date. The yield differential was applied to the bond model rate to derive the discount rate.

Our estimates of aggregated benefit obligations and assumptions used to measure those obligations of the post-retirement benefit plans at December 28, 2012 and December 30, 2011 were as follows:

	December 28,	December 30,
(In millions, except percentages)	2012	2011
Change in accumulated post-retirement benefit obligation:
Accumulated post-retirement benefit obligation at beginning of year	$41.9	$40.1
Service cost	0.2	0.1
Interest cost	1.9	2.0
Employee contributions	2.0	2.3
Benefits paid and expenses	(5.8)	(7.0)
Actuarial gain	3.4	4.4
Accumulated post-retirement benefit obligation at end of year	$43.6	$41.9

Change in plan assets:
Fair value of plan assets at beginning of year	$3.2	$3.6
Actual gain (loss) on plan assets	(0.2)	(0.4)
Employer contributions	—	0.5
Employer direct benefit payments	3.9	4.2
Employee contributions	2.0	2.3
Benefits paid and expenses	(5.8)	(7.0)
Fair value of plan assets at end of year	$3.1	$3.2

Funded status reconciliation:
Underfunded status	$40.5	$38.7
Net amount recognized	$40.5	$38.7

Amounts recognized in our Consolidated Balance Sheets consist of:
Accrued post-retirement benefit liability included in current liabilities	3.3	3.2
Accrued post-retirement benefit liability included in other long-term liabilities	37.2	35.5
Net amount recognized	$40.5	$38.7

Amounts recognized in accumulated other comprehensive income consist of:
Net gain (loss)	$(7.3)	$(4.1)
Net amount recognized	$(7.3)	$(4.1)

Weighted-average assumptions used to determine benefit obligations at year end:
Discount rate	3.48%	4.69%

Net periodic post-retirement benefit costs and other comprehensive income included the following components for the years ended December 28, 2012, December 30, 2011, and December 31, 2010:

	Years Ended
	December 28,	December 30,	December 31,
(In millions, except percentages)	2012	2011	2010
Net periodic post-retirement benefit costs:
Service cost	$0.2	$0.1	$0.1
Interest cost	1.9	2.0	2.2
Expected return on plan assets	(0.2)	(0.2)	(0.2)
Recognized actuarial loss (gain)	0.6	(0.1)	(0.2)
Total net periodic post- retirement benefit costs	$2.5	$1.8	$1.9

Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net loss	$3.8	$5.0	$0.2
Amortization or settlement recognition of net (loss) gain	(0.6)	0.1	0.2
Total recognized in other comprehensive loss	$3.2	$5.1	$0.4

Total recognized in net periodic post- retirement benefit costs and other comprehensive loss	$5.7	$6.9	$2.3

Weighted-average assumptions used to determine net periodic cost for years ended:
Discount rate	4.69%	5.23%	5.72%
Expected long-term rate of return on plan assets	7.50%	7.50%	8.00%

Measurement dates	12/30/2011	12/31/2010	1/1/2010

	December 28,	December 30,
	2012	2011
Assumed blended health care cost trend rates at year-end:
Health care cost trend rate assumed for next year	7.94%	7.97%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.94%	4.94%
Years that the rates reach the ultimate trend rate	2020/2024	2020/2024

Assumed health care costs trend rates have a significant effect on the health care plan. A one percentage point change in assumed health care costs trend rates would have the following effects on net periodic cost for the year ended December 28, 2012 and the accumulated post-retirement benefit obligation as of December 28, 2012:

	1% Point
(In millions)	Increase	Decrease
Effect on total of service and interest cost components	$0.1	$0.1
Effect on post-retirement benefit obligation	1.9	1.7

Investment policies & strategies

Among all the post retirement benefit plans we sponsor, the post-retirement medical plan of the Federal Services Division is a funded plan and the plan assets are invested in a master trust. The other post-retirement benefit plans are unfunded. The investment policies and strategies of our funded post-retirement benefit plan are the same as previously described in the “Defined Benefit Plans” section.

Our weighted-average target asset allocation for the funded post-retirement benefit plans is as follows:

Current Target Asset Allocation
Equity securities	50%
Debt securities	50%
Total	100%

We currently expect to make cash contributions, including estimated employer direct benefit payments, of approximately $3.6 million to the post-retirement benefit plans for 2013.

As of December 28, 2012, the estimated portions of the net loss and the prior service cost in accumulated other comprehensive income that will be recognized as components of net periodic benefit cost over the next fiscal year are $0.5 million and zero, respectively. Our Medicare Part D subsidy receipts were $0.4 million and $0.5 million in fiscal years 2012 and 2011, respectively. In addition, the estimated future benefit payments to be paid out and estimated Medicare subsidy receipts in the next ten years are as follows:

For the Fiscal Year: (In millions)	Estimated Future Benefit Payments	Estimated Medicare Subsidy Receipts
2013	$3.6	$0.4
2014	3.6	0.4
2015	3.7	0.4
2016	3.6	0.3
2017	3.6	0.3
Next five fiscal years thereafter	15.8	1.1
Total	$33.9	$2.9

Fair Values of Defined Benefit Plans and Post-retirement Benefit Plan Assets

As of December 28, 2012 and December 30, 2011, the fair values of our defined benefit plan assets by the major asset categories are as follows:

	Total	Fair Value Measurement as of December 28, 2012
	Carrying			Significant
	Value as of	Quoted Prices in	Significant Other	Unobservable
	December 28,	Active Markets	Observable Inputs	Inputs
(In millions)	2012	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$21.0	$8.0	$13.0	$—
U.S. equity funds	74.4	—	74.4	—
International equity funds	166.8	—	166.8	—
Fixed income securities	264.9	—	264.9	—
International property fund	117.9	—	117.9	—
Total	$645.0	$8.0	$637.0	$—

	Total	Fair Value Measurement as of December 30, 2011
	Carrying			Significant
	Value as of	Quoted Prices in	Significant Other	Unobservable
	December 30,	Active Markets	Observable Inputs	Inputs
(In millions)	2011	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$5.7	$2.3	$3.4	$—
U.S. equity funds	78.8	—	78.8	—
International equity funds	162.6	—	162.6	—
Fixed income securities	223.3	—	223.3	—
International property fund	100.3	—	100.3	—
Total	$570.7	$2.3	$568.4	$—

As of December 28, 2012 and December 30, 2011, the fair values of our post-retirement benefit plan assets by the major asset categories are as follows:

	Total	Fair Value Measurement as of December 28, 2012
	Carrying			Significant
	Value as of	Quoted Prices in	Significant Other	Unobservable
	December 28,	Active Markets	Observable Inputs	Inputs
(In millions)	2012	(Level 1)	(Level 2)	(Level 3)
U.S. equity funds	$0.8	$—	$0.8	$—
International equity funds	0.7	—	0.7	—
International property fund	1.6	—	1.6	—
Total	$3.1	$—	$3.1	$—

	Total	Fair Value Measurement as of December 30, 2011
	Carrying			Significant
	Value as of	Quoted Prices in	Significant Other	Unobservable
	December 30,	Active Markets	Observable Inputs	Inputs
(In millions)	2011	(Level 1)	(Level 2)	(Level 3)
U.S. equity funds	$1.0	$—	$1.0	$—
International equity funds	0.6	—	0.6	—
International property fund	1.6	—	1.6	—
Total	$3.2	$—	$3.2	$—

Level 1: The fair values of the plans' interest in cash.

Level 2: The fair values of the plans' interest in common collective trust funds are based on quoted prices for similar assets in active markets, quoted prices for identical or similar assets in inactive markets, inputs other than quoted prices that are observable for the asset, and/or inputs that are derived principally from or corroborated by observable market data by correlation or other means. If the asset has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset.

Multiemployer Pension Plans

We participate in approximately 200 construction-industry multiemployer pension plans. Generally, the plans provide defined benefits to substantially all employees covered by collective bargaining agreements. Under ERISA, a contributor to a multiemployer plan is liable, upon termination or withdrawal from a plan, for its proportionate share of a plan's unfunded vested liability.

Our aggregate contributions to these plans were $48.2 million, $40.7 million, and $50.8 million for the years ended December 28, 2012, December 30, 2011, and December 31, 2010, respectively. At December 28, 2012, none of the plans in which we participate are individually significant to our consolidated financial statements.

STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
STOCKHOLDERS' EQUITY
Declaration Date	Dividend Per Share	Record Date	Total Estimated Amount	Payment Date
(In millions, except per share data)
February 24, 2012	$0.20	March 16, 2012	$15.2	April 6, 2012
May 4, 2012	$0.20	June 15, 2012	$15.4	July 6, 2012
August 3, 2012	$0.20	September 14, 2012	$15.4	October 5, 2012
November 2, 2012	$0.20	December 14, 2012	$15.4	January 4, 2013

NOTE 15. STOCKHOLDERS' EQUITY

Dividend Program

On February 24, 2012, our Board of Directors approved the initiation of a regular quarterly cash dividend program. Our Board of Directors declared the following dividends:

Declaration Date	Dividend Per Share	Record Date	Total Estimated Amount	Payment Date
(In millions, except per share data)
February 24, 2012	$0.20	March 16, 2012	$15.2	April 6, 2012
May 4, 2012	$0.20	June 15, 2012	$15.4	July 6, 2012
August 3, 2012	$0.20	September 14, 2012	$15.4	October 5, 2012
November 2, 2012	$0.20	December 14, 2012	$15.4	January 4, 2013

Equity Incentive Plans

As of December 28, 2012, approximately 3.5 million shares had been issued as restricted stock awards and 0.5 million shares of restricted stock units were issuable upon the vesting under our 2008 Equity Incentive Plan (the “2008 Plan”). In addition, approximately 1.0 million shares remained reserved for future grant under the 2008 Plan.

Stock Repurchase Program

On February 25, 2011, our Board of Directors authorized an increase in the number of our common shares that we could repurchase in fiscal year 2011 from 3.0 million shares to 8.0 million shares to be effected through open market purchases or privately negotiated transactions as permitted by securities laws and other legal and contractual requirements, and subject to market conditions and other factors. For fiscal years 2012, 2013 and 2014, the authorized shares under the repurchase program are 3.0 million shares, plus the number of shares equal to the difference between the number of shares authorized to be repurchased in the prior year and the actual number of shares repurchased during the prior year, not to exceed 6.0 million shares in aggregate. The repurchase program will expire at the end of our 2014 fiscal year. The Board of Directors may modify, suspend, extend or terminate the program at any time.

The following table summarizes our stock repurchase activities for the years ended December 28, 2012, December 30, 2011, and December 31, 2010:

	Year Ended
	December 28,	December 30,	December 31,
(In millions, except average price paid per share)	2012	2011	2010
Shares of common stock repurchased	1.0	6.0	3.0
Average price paid per share	$40.00	$40.47	$42.75
Cost of common stock repurchased	$40.0	$242.8	$128.3

Stock-Based Compensation

We recognize stock-based compensation expense, net of estimated forfeitures, over the vesting periods in “General and administrative expenses” and “Cost of revenues” in our Consolidated Statements of Operations.

The following table presents our stock-based compensation expense related to restricted stock awards and units, our employee stock purchase plan and the related income tax benefits recognized for the years ended December 28, 2012, December 30, 2011, and December 31, 2010:

	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Stock-based compensation expense:
Restricted stock awards and units	$43.1	$44.8	$43.6
Employee stock purchase plan	0.5	0.5	0.4
Stock-based compensation expense	$43.6	$45.3	$44.0

Stock-based compensation expense included in:
Cost of revenues	$33.2	$35.1	$34.0
General and administrative expenses	10.4	10.2	10.0
Stock-based compensation expense	$43.6	$45.3	$44.0

Total income tax benefits recognized in our net income related to stock-based compensation expense	$16.0	$17.3	$16.9

Employee Stock Purchase Plan

Our Employee Stock Purchase Plan (“ESPP”) allows qualifying employees to purchase shares of our common stock through payroll deductions of up to 10% of their compensation, subject to Internal Revenue Code limitations, at a price of 95% of the fair market value as of the end of each of the six-month offering periods. The offering periods commence on January 1 and July 1 of each year.

For the years ended December 28, 2012, December 30, 2011, and December 31, 2010, employees participating in our ESPP purchased approximately 0.1 million shares, 0.2 million shares, and 0.2 million shares, respectively. Cash proceeds generated from employee stock option exercises and purchases by employees under our ESPP for the years ended December 28, 2012, December 30, 2011, and December 31, 2010 were $8.9 million, $11.7 million, and $11.3 million, respectively.

Restricted Stock Awards and Units

Restricted stock awards and units generally vest over four years. Vesting of some awards is subject to both service requirements and performance conditions. Currently outstanding restricted stock awards and units with a performance condition vest upon the achievement of an annual net income target, established in the first quarter of the fiscal year preceding the vesting date. Our awards are measured based on the stock price on the date that all of the key terms and conditions related to the award are known. Restricted stock awards and units are expensed on a straight-line basis over their respective vesting periods subject to the probability of meeting performance and/or service requirements.

As of December 28, 2012, we had estimated unrecognized stock-based compensation expense of $82.6 million related to nonvested restricted stock awards and units. This expense is expected to be recognized over a weighted-average period of 2.6 years. The following table summarizes the total fair value of vested shares, according to their contractual terms, and the grant date fair value of restricted stock awards and units granted during the years ended December 28, 2012 and December 30, 2011:

	December 28,	December 30,
(In millions)	2012	2011
Fair value of shares vested	$42.0	$41.8
Grant date fair value of restricted stock awards and units granted	$54.3	$42.1

A summary of the status of and changes in our nonvested restricted stock awards and units, according to their contractual terms, as of and for the year ended December 28, 2012, is presented below:

	Year Ended
	December 28, 2012
		Weighted-
	Shares	Average Grant
	(in millions)	Date Fair Value
Nonvested at December 30, 2011	2.4	$42.86
Granted	1.4	$36.79
Vested	(1.0)	$41.69
Forfeited	(0.1)	$42.44
Nonvested at December 28, 2012	2.7	$40.03

Stock Options

A summary of the status and changes of the stock options, according to their contractual terms, is presented below:

				Weighted-
				Average
			Weighted-	Remaining	Aggregate
	Options		Average	Contractual	Intrinsic Value
	(in millions)		Exercise Price	Term (in years)	(in millions)

Outstanding and exercisable at January 1, 2010	0.7		$22.99	3.46	$16.5
Exercised	(0.1)		$21.03
Forfeited/expired/cancelled	—	†	$18.13
Outstanding and exercisable at December 31, 2010	0.6		$23.38	2.62	$11.7
Exercised	(0.1)		$22.80
Forfeited/expired/cancelled	—	†	$22.30
Outstanding and exercisable at December 30, 2011	0.5		$23.55	1.83	$5.8
Exercised	(0.2)		$22.29
Forfeited/expired/cancelled	—	†	$24.36
Outstanding and exercisable at December 28, 2012	0.3		$24.28	1.27	$4.5

†       Represents fewer than fifty thousand shares.

The aggregate intrinsic value as of December 28, 2012 in the preceding table represents the total pre-tax intrinsic value, based on our closing market price of $38.71, which would have been received by the option holders had all option holders exercised their options on that date.

For the years ended December 28, 2012, December 30, 2011 and December 31, 2010, the aggregate intrinsic value of stock options exercised, determined as of the date of option exercise, was $2.9 million, $2.5 million and $3.0 million, respectively. Since all of our stock option awards were fully vested in fiscal year 2008, we did not have any stock-based compensation expense related to stock option awards or any unrecognized related expense.

SEGMENT AND RELATED INFORMATION	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
SEGMENT AND RELATED INFORMATION
	Year Ended
	December 28,	December 30,	December 31,
(In millions, except percentages)	2012	2011	2010
The U.S. Army (1)
Infrastructure & Environment	$128.4	$141.7	$167.0
Federal Services	1,495.8	1,351.1	1,408.7
Energy & Construction	130.8	199.5	346.6
Total U.S. Army	$1,755.0	$1,692.3	$1,922.3
Revenues from the U.S. Army as a percentage of our consolidated revenues	16%	18%	21%

DOE
Infrastructure & Environment	$5.6	$5.9	$7.2
Federal Services	27.7	26.8	13.7
Energy & Construction	956.4	1,236.3	1,182.6
Total DOE	$989.7	$1,269.0	$1,203.5
Revenues from DOE as a percentage of our consolidated revenues	9%	13%	13%

Revenues from the federal market sector as a percentage of our consolidated revenues	40%	49%	49%

NOTE 16. SEGMENT AND RELATED INFORMATION

We operate our business through the following four segments:

  Infrastructure & Environment Division provides program management, planning, design, engineering, construction and construction management, operations and maintenance, and decommissioning and closure services to the U.S. federal government, state and local government agencies, and private sector clients in the U.S. and internationally.
  Federal Services Division provides services to various U.S. federal government agencies, primarily the Department of Defense. These services include program management, planning, design and engineering, systems engineering and technical assistance, construction and construction management, operations and maintenance, IT services, and decommissioning and closure.
  Energy & Construction Division provides program management, planning, design, engineering, construction and construction management, operations and maintenance, and decommissioning and closure services to the U.S. federal government, state and local government agencies, and private sector clients in the U.S. and internationally.
  Oil & Gas Division provides oilfield services, including rig transportation and fluid hauling services, facility and pipeline construction, module fabrication, and maintenance services, for the oil and gas industry in the U.S. and Canada.

These four segments operate under separate management groups and produce discrete financial information. Their operating results also are reviewed separately by management. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies. The information disclosed in our consolidated financial statements is based on the four segments that comprise our current organizational structure.

Prior to the beginning of our 2012 fiscal year, we used segment contribution to assess performance and make decisions concerning resource allocation. Segment contribution was defined as total segment operating income minus noncontrolling interests attributable to that segment, but before allocation of various segment expenses, including stock compensation expense, amortization of some, but not all, intangible assets, goodwill impairment, and other miscellaneous unallocated expenses. Segment operating income represents net income before reductions for income taxes, noncontrolling interests, and interest expense.

Effective at the beginning of our 2012 fiscal year, we adopted a new measurement to assess performance and make decisions concerning resource allocation referred to as “URS operating income,” which is defined as segment operating income after reduction for pre-tax noncontrolling interests, but before the reduction of any pre-tax goodwill impairment charge. This new measurement method minimizes the reconciling items between internal profit measurement and GAAP operating income. For comparative purposes, we made reclassifications to the prior year's data to conform them to the current period's presentation.

The following table presents summarized financial information for our reportable segments. “Inter-segment, eliminations and other” in the following table includes eliminations of inter-segment sales and investments in subsidiaries. The segment balance sheet information presented below is included for informational purposes only. We do not allocate resources based upon the balance sheet amounts of individual segments. Our long-lived assets consist primarily of property and equipment.

	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Revenues
Infrastructure & Environment (1)	$3,792.1	$3,760.9	$3,248.5
Federal Services (2)	2,721.6	2,695.4	2,582.8
Energy & Construction	3,138.1	3,251.1	3,420.6
Oil & Gas (3)	1,475.1	—	—
Inter-segment, eliminations and other	(154.4)	(162.4)	(74.8)
Total revenues	$10,972.5	$9,545.0	$9,177.1
Equity in income of unconsolidated joint ventures
Infrastructure & Environment (1)	$4.0	$3.9	$2.9
Federal Services (2)	6.4	6.2	5.9
Energy & Construction (4)	93.0	122.1	61.5
Oil & Gas (3)	4.2	—	—
Total equity in income of unconsolidated joint ventures	$107.6	$132.2	$70.3
URS operating income (loss) (5)
Infrastructure & Environment (1)	$218.8	$222.0	$223.8
Federal Services (2)	249.3	196.8	165.6
Energy & Construction	140.0	134.6	127.7
Oil & Gas (3)	62.3	—	—
Corporate (6)	(99.7)	(79.5)	(71.0)
Total URS operating income (loss)	$570.7	$473.9	$446.1
Operating income (loss) (7)
Infrastructure & Environment (1)	$220.9	$222.0	$222.9
Federal Services (2)	249.3	(151.5)	165.6
Energy & Construction	254.2	(214.4)	226.9
Oil & Gas (3)	61.2	—	—
Corporate (6)	(99.7)	(79.5)	(71.0)
Total operating income (loss)	$685.9	$(223.4)	$544.4
Capital expenditures
Infrastructure & Environment (1)	$43.2	$51.2	$30.0
Federal Services (2)	5.5	4.8	5.6
Energy & Construction	19.0	14.8	15.9
Oil & Gas (3)	72.3	—	—
Corporate (6)	13.2	10.9	6.6
Total capital expenditures	$153.2	$81.7	$58.1
Depreciation and amortization
Infrastructure & Environment (1)	$56.5	$55.0	$42.2
Federal Services (2)	36.3	27.1	21.4
Energy & Construction	47.1	54.3	62.3
Oil & Gas (3)	87.1	—	—
Corporate (6)	6.6	6.3	7.6
Total depreciation and amortization	$233.6	$142.7	$133.5

  The operating results of Scott Wilson have been included in our consolidated results since the acquisition on September 10, 2010.
  The operating results of Apptis have been included in our consolidated results since the acquisition on June 1, 2011.
  The operating results of Flint have been included in our consolidated results since the acquisition on May 14, 2012.
  In October 2010, we received notice of a ruling on the priority of claims against a bankrupt client made by one of our unconsolidated joint ventures related to the SR-125 road project in California. The judge ruled against our joint venture's position, finding that its mechanic's lien did not have priority over the senior lenders. As a result of the court's decision, we recorded a pre-tax non-cash asset impairment charge of $25.0 million in the third quarter of 2010. During the second quarter of 2011, we recognized a $9.5 million favorable claim settlement on this project.
  We are providing information regarding URS operating income (loss) by segment because management uses this information to assess performance and make decisions about resource allocation.
  Corporate includes expenses related to corporate functions and acquisition-related expenses.
  The operating income (loss) for the year ended December 30, 2011 included an $825.8 million goodwill impairment charge. See Note 9, “Goodwill and Intangible Assets” for more information.

Reconciliations of segment contribution to segment operating income (loss) for the years ended December 28, 2012, December 30, 2011, and December 31, 2010 are as follows:

	Year Ended December 28, 2012
	Infrastructure		Energy	Oil
	&	Federal	&	&
(In millions)	Environment	Services	Construction	Gas	Corporate	Consolidated
URS operating income (loss)	$218.8	$249.3	$140.0	$62.3	$(99.7)	$570.7
Noncontrolling interests	2.1	—	114.2	(1.1)	—	115.2
Operating income (loss)	$220.9	$249.3	$254.2	$61.2	$(99.7)	$685.9

	Year Ended December 30, 2011
	Infrastructure		Energy	Oil
	&	Federal	&	&
(In millions)	Environment	Services	Construction	Gas	Corporate	Consolidated
URS operating income (loss)	$222.0	$196.8	$134.6	$—	$(79.5)	$473.9
Noncontrolling interests	—	—	128.5	—	—	128.5
Goodwill impairment	—	(348.3)	(477.5)	—	—	(825.8)
Operating income (loss)	$222.0	$(151.5)	$(214.4)	$—	$(79.5)	$(223.4)

	Year Ended December 31, 2010
	Infrastructure		Energy	Oil
	&	Federal	&	&
(In millions)	Environment	Services	Construction	Gas	Corporate	Consolidated
URS operating income (loss)	$223.8	$165.6	$127.7	$—	$(71.0)	$446.1
Noncontrolling interests	(0.9)	—	99.2	—	—	98.3
Operating income (loss)	$222.9	$165.6	$226.9	$—	$(71.0)	$544.4

Total investments in and advances to unconsolidated joint ventures and property and equipment, net of accumulated depreciation, are as follows:

	December 28,	December 30,
(In millions)	2012	2011
Infrastructure & Environment	$8.1	$6.3
Federal Services	5.7	5.1
Energy & Construction	124.5	96.3
Oil & Gas	140.0	—
Total investments in and advances to unconsolidated joint ventures	$278.3	$107.7

Infrastructure & Environment	$141.0	$140.5
Federal Services	36.6	46.2
Energy & Construction	60.1	61.8
Oil & Gas	422.9	—
Corporate	26.9	20.9
Total property and equipment, net of accumulated depreciation	$687.5	$269.4

Total assets by segment are as follows:

	December 28,	December 30,
(In millions)	2012	2011
Infrastructure & Environment	$2,267.5	$2,287.3
Federal Services	1,645.8	1,582.4
Energy & Construction	2,776.5	2,611.9
Oil & Gas	1,904.4	—
Corporate	192.3	381.0
Total assets	$8,786.5	$6,862.6

Geographic Areas

We provide services in many parts of the world. Some of our services are provided to companies in other countries, but are served by our offices located in the U.S. Generally, revenues related to such services are classified within the geographic area where the services are performed, rather than where the client is located. Our revenues and net property and equipment at cost by geographic area are shown below:

	Years Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Revenues
United States	$8,640.2	$8,329.7	$8,385.4
Canada (1)	1,304.0	180.3	162.3
Other foreign countries	1,056.0	1,065.3	646.9
Eliminations	(27.7)	(30.3)	(17.5)
Total revenues	$10,972.5	$9,545.0	$9,177.1

  Revenues from Canada exceeded 10% of our consolidated revenues for the year ended December 28, 2012 due to our acquisition of Flint in fiscal year 2012.

	December 28,	December 30,
(In millions)	2012	2011
Property and equipment at cost, net (1)
United States	$320.4	$209.5
International:
Canada (2)	313.2	8.7
United Kingdom	24.5	27.2
Other foreign countries	29.4	24.0
Total international	367.1	59.9
Total property and equipment at cost, net	$687.5	$269.4

  Property and equipment at cost, net is categorized by the location of incorporation of the legal entities.
  Property and equipment in Canada became a significant portion of our total property and equipment due to our acquisition of Flint in fiscal year 2012.

Major Customers and Other

Our largest clients are from our federal market sector. Within this sector, we have multiple contracts with our two major customers: the U.S. Army and Department of Energy (“DOE”). For the purpose of analyzing revenues from major customers, we do not consider the combination of all federal departments and agencies as one customer. The different federal agencies manage separate budgets. As such, reductions in spending by one federal agency do not affect the revenues we could earn from another federal agency. In addition, the procurement processes for federal agencies are not centralized, and procurement decisions are made separately by each federal agency. The loss of the federal government, the U.S. Army, or DOE as clients, would have a material adverse effect on our business; however, we are not dependent on any single contract on an ongoing basis. We believe that the loss of any single contract would not have a material adverse effect on our business.

Our revenues from the U.S. Army and DOE by division for the years ended December 28, 2012, December 30, 2011, and December 31, 2010 are presented below:

	Year Ended
	December 28,	December 30,	December 31,
(In millions, except percentages)	2012	2011	2010
The U.S. Army (1)
Infrastructure & Environment	$128.4	$141.7	$167.0
Federal Services	1,495.8	1,351.1	1,408.7
Energy & Construction	130.8	199.5	346.6
Total U.S. Army	$1,755.0	$1,692.3	$1,922.3
Revenues from the U.S. Army as a percentage of our consolidated revenues	16%	18%	21%

DOE
Infrastructure & Environment	$5.6	$5.9	$7.2
Federal Services	27.7	26.8	13.7
Energy & Construction	956.4	1,236.3	1,182.6
Total DOE	$989.7	$1,269.0	$1,203.5
Revenues from DOE as a percentage of our consolidated revenues	9%	13%	13%

Revenues from the federal market sector as a percentage of our consolidated revenues	40%	49%	49%

  The U.S. Army includes U.S. Army Corps of Engineers.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 17. COMMITMENTS AND CONTINGENCIES

In the ordinary course of business, we and our affiliates are subject to various contractual disputes, governmental audits and investigations, and legal proceedings alleging, among other things, contractual, tortious or statutory breaches. The final outcomes of these various matters cannot be predicted or estimated with certainty. We are including information regarding the following matters:

  USAID Egyptian Projects: In March 2003, Washington Group International, Inc., a Delaware company, (“WGI Delaware”), a wholly owned subsidiary, was notified by the Department of Justice that the federal government was considering civil litigation against WGI Delaware for potential violations of the U.S. Agency for International Development (“USAID”) source, origin, and nationality regulations in connection with five of WGI Delaware's USAID-financed host-country projects located in Egypt beginning in the early 1990s. In November 2004, the federal government filed an action in the United States District Court for the District of Idaho against WGI Delaware, Contrack International, Inc., and MISR Sons Development S.A.E., an Egyptian construction company, asserting violations under the Federal False Claims Act, the Federal Foreign Assistance Act of 1961, as well as common law theories of payment by mistake and unjust enrichment. The federal government seeks damages and civil penalties for violations of the statutes as well as a refund of the approximately $373.0 million paid to WGI Delaware under the specified contracts. WGI Delaware has denied any liability in the action and contests the federal government's damage allegations and its entitlement to recovery. All USAID projects under the contracts have been completed and are fully operational.

  In March 2005, WGI Delaware filed a motion in Idaho District Court to dismiss the federal government's claims or to stay the Idaho action and also a motion in Bankruptcy Court in Nevada to dismiss the government's claims for failure to give appropriate notice or otherwise preserve their claims. In August 2005, the Bankruptcy Court ruled that all federal government claims were barred. The federal government appealed the Bankruptcy Court's order to the United States District Court for the District of Nevada. In March 2006, the Idaho District Court stayed that action during the pendency of the federal government's appeal of the Bankruptcy Court's ruling. In December 2006, the Nevada District Court reversed the Bankruptcy Court's order and remanded the matter back to the Bankruptcy Court for further proceedings. WGI Delaware renewed its motion in Bankruptcy Court, and in November 2008, the Bankruptcy Court ruled that the federal government's common law claims of unjust enrichment and payment by mistake are barred, and could no longer be pursued. On April 24, 2012, the Bankruptcy Court ruled that the bulk of the federal government's claims under the False Claims and the Federal Foreign Assistance Acts are not barred. On November 7, 2012, WGI Delaware appealed the Bankruptcy Court's decision to the Ninth Circuit Bankruptcy Appellate Panel.

  WGI Delaware intends to continue to defend this matter vigorously; however, WGI Delaware cannot provide assurance that it will be successful in these efforts. The potential range of loss and the resolution of these matters cannot be determined at this time primarily due to the very limited factual record that exists in light of our limited ability to evaluate discovery that has been conducted so far at this early stage of the Idaho litigation; the fact that the matter involves unique and complex bankruptcy, international, and federal regulatory legal issues; the uncertainty concerning legal theories and their potential resolution by the courts; and the duration of this matter, as well as a number of additional factors.

  New Orleans Levee Failure Class Action Litigation: From July 1999 through May 2005, Washington Group International, Inc., an Ohio company (“WGI Ohio”), a wholly owned subsidiary acquired by us on November 15, 2007, performed demolition, site preparation, and environmental remediation services for the U.S. Army Corps of Engineers on the east bank of the Inner Harbor Navigation Canal (the “Industrial Canal”) in New Orleans, Louisiana. On August 29, 2005, Hurricane Katrina devastated New Orleans. The storm surge created by the hurricane overtopped the Industrial Canal levee and floodwall, flooding the Lower Ninth Ward and other parts of the city. Fifty-nine personal injury and property damage class action lawsuits were filed in Louisiana State and federal court against several defendants, including WGI Ohio, seeking $200.0 billion in damages plus attorneys' fees and costs. Plaintiffs are residents and property owners who claim to have incurred damages from the breach and failure of the hurricane protection levees and floodwalls in the wake of Hurricane Katrina.

All 59 lawsuits were pleaded as class actions but none have yet been certified as class actions. Along with WGI Ohio, the U.S. Army Corps of Engineers, the Board for the Orleans Levee District, and its insurer, St. Paul Fire and Marine Insurance Company were also named as defendants. At this time WGI Ohio and the Army Corps of Engineers are the remaining defendants. These 59 lawsuits, along with other hurricane-related cases not involving WGI Ohio, were consolidated in the United States District Court for the Eastern District of Louisiana (“District Court”).

Plaintiffs allege that defendants were negligent in their design, construction and/or maintenance of the New Orleans levees. Specifically, as to WGI Ohio, plaintiffs allege that work WGI Ohio performed adjacent to the Industrial Canal damaged the levee and floodwall, causing or contributing to breaches and flooding. WGI Ohio did not design, construct, repair or maintain any of the levees or the floodwalls that failed during or after Hurricane Katrina. Rather, WGI Ohio performed work adjacent to the Industrial Canal as a contractor for the federal government.

WGI Ohio filed a motion for summary judgment, seeking dismissal on grounds that government contractors are immune from liability. On December 15, 2008, the District Court granted WGI Ohio's motion for summary judgment, but several plaintiffs appealed that decision to the United States Fifth Circuit Court of Appeals on April 27, 2009. On September 14, 2010, the Court of Appeals reversed the District Court's summary judgment decision and WGI Ohio's dismissal, and remanded the case back to the District Court for further litigation. On August 1, 2011, the District Court decided that the government contractor immunity defense would not be available to WGI Ohio at trial, but would be an issue for appeal. Five of the cases were tried in District Court from September 12, 2012 through October 3, 2012. A decision is expected in 2013.

WGI Ohio intends to continue to defend these matters vigorously; however, WGI Ohio cannot provide assurance that it will be successful in these efforts. The potential range of loss and the resolution of these matters cannot be determined at this time primarily due to the unknown number of individual plaintiffs who are actually asserting claims against WGI Ohio; the uncertainty regarding the nature and amount of each individual plaintiff's damage claims; uncertainty concerning legal theories and factual bases that plaintiffs may present and their resolution by courts or regulators; and uncertainty about the plaintiffs' claims, if any, that might survive certain key motions of our affiliate, as well as a number of additional factors.

  DOE Deactivation, Demolition, and Removal Project: WGI Ohio executed a cost-reimbursable task order with the DOE in 2007 to provide deactivation, demolition and removal services at a New York State project site that during 2010 experienced contamination and performance issues. In February 2011, WGI Ohio and the DOE executed a Task Order Modification that changed some cost-reimbursable contract provisions to at-risk. The Task Order Modification, including subsequent amendments, requires the DOE to pay all project costs up to $105.9 million, requires WGI Ohio and the DOE to equally share in all project costs incurred from $105.9 to $145.9 million, and requires WGI Ohio to pay all project costs exceeding $145.9 million. In addition, in September 2011, WGI Ohio voluntarily paid a civil penalty related to the contamination incident.

  Through December 28, 2012, WGI Ohio has incurred total project costs of $216.3 million and has recorded cumulative project losses of $15.1 million. Due to unanticipated requirements and permitting delays by federal and state agencies, as well as delays and related ground stabilization activities caused by Hurricane Irene, WGI Ohio has been required to perform work outside the scope of the Task Order Modification. Based on changes and delays to date, requests for equitable adjustment (“REA”) amounting to $47.1 million and proposals related to the hurricane-caused impacts and other directed changes in the amount of $105.1 million have been submitted to the DOE for approval. WGI Ohio also expects to submit additional REAs of at least $11.0 million to the DOE in 2013. Through December 28, 2012, the DOE authorized an additional $27.2 million of funding primarily related to the hurricane-caused impacts. In early 2013, WGI Ohio submitted several certified claims against the DOE pursuant to the Contracts Disputes Acts seeking recovery of $100.8 million of the above unfunded REA and proposal costs and $4.5 million of fee on the expanded work scope. The final project completion costs are not currently estimable due to continuing delays in permitting, other delays, and approval of a final project plan. WGI Ohio can give no assurance that it will not be obligated to pay some or all of the REAs, non-funded hurricane-caused impacts, the other directed changes, and additional project completion costs, which would negatively impact our future results of operations.

  Bolivian Mine Services Agreement: In 2009, a mine service agreement performed by one of our wholly owned subsidiaries, Washington Group Bolivia, was unilaterally terminated for convenience by the mine owner. The mine owner disputed the fair market value of mining equipment it was required to repurchase under the terms of the mine services agreement. Subsequently, on November 16, 2010, Washington Group Bolivia received a formal claim asserting breaches of contractual obligations and warranties, including the failure to adhere to the requisite professional standard of care while performing the mine services agreement. On June 17, 2011, Washington Group Bolivia received a formal demand for arbitration pursuant to the Rules of Arbitration of the International Chamber of Commerce asserting claims up to $52.6 million. Washington Group Bolivia brought a $50 million counterclaim on August 3, 2012 against the mine owner asserting claims of wrongful termination and lost productivity. Arbitration on the mine owner's claims and Washington Group Bolivia's counterclaims commenced and concluded in December 2012. In the course of the arbitration proceedings, the mine owner has reduced its claims to approximately $32.2 million, while Washington Group Bolivia has refined its counterclaim amount to not more than $62.9 million.

  Washington Group Bolivia intends to continue to defend this matter vigorously; however, we cannot provide assurance that we will be successful in these efforts. While Washington Group Bolivia believes that the mine owner's claims are largely without merit, the potential range of loss and the resolution of these matters cannot be determined at this time due to a number of factors, including the uncertainty of how the arbitration tribunal will apply the multiple legal theories and factual bases for the parties' respective claims and defenses and the added complexity that comes from the fact that the parties, project location and applicable law span multiple countries and jurisdictions.

  Canadian Pipeline Contract: In January 2010, a pipeline owner filed an action in the Court of Queen's Bench of Alberta, Canada against Flint, a company acquired by us in May 2012, as well as against a number of other defendants, alleging that the defendants negligently provided pipe coating and insulation system services, engineering, design services, construction services, and other work, causing damage to and abandonment of the line. The pipeline owner alleges it has suffered approximately C$85.0 million in damages in connection with the abandonment and replacement of the pipeline. Flint was the construction contractor on the pipeline project. Other defendants were responsible for engineering and design-services and for specifying and providing the actual pipe, insulation and coating materials used in the line. In January 2011, the pipeline owner served a Statement of Claim on Flint and, in September 2011, Flint filed a Statement of Defense denying that the damages to the coating system of the pipeline were caused by any negligence or breach of contract of Flint. Flint believes the damages were caused or contributed to by the negligence of one or more of the codefendants and/or by the negligent operation of the pipeline owner.

  Flint intends to continue to defend this matter vigorously; however, it cannot provide assurance that it will be successful, in whole or in part, in these efforts. The potential range of loss and the resolution of this matter cannot be determined at this time primarily due to the early stage of the discovery; the substantial uncertainty regarding the actual cause of the damage to or loss of the line; the nature and amount of each individual damage claim against the various defendants; and the uncertainty concerning legal theories and factual bases that customer may present against all or some of the defendants.

  U.K. Joint Venture: On April 12, 2010, one of our U.K. joint ventures sent several bags of low level non-exempt radioactive waste to a waste disposal facility that was not licensed to handle such waste. On November 15, 2012, the U.K. Environment Agency and the U.K. Department for Transport initiated environmental regulatory proceedings against our U.K. joint venture in the Workington Magistrates' Court under the U.K. Environmental Permitting Regulations 2010, the Radioactive Substances Act 1993, the Carriage of Dangerous Goods and the use of Transportable Pressure Equipment Regulations 2009. On February 7, 2013, our U.K. joint venture entered a plea of guilty before the Magistrates' Court and the matter was referred to the Crown Court for sentencing. The potential range of loss and the resolution of this matter cannot be determined at this time primarily due to the fact that the matter involves unique and complex environmental and regulatory legal issues, as well as a number of additional factors.

The resolution of outstanding claims and legal proceedings is subject to inherent uncertainty, and it is reasonably possible that any resolution of these claims and legal proceedings could have a material adverse effect on us; however, an estimate of the reasonably possible losses cannot be determined at this time.

Insurance

Generally, our insurance program covers workers' compensation and employer's liability, general liability, automobile liability, professional errors and omissions liability, property, marine property and liability, and contractor's pollution liability (in addition to other policies for specific projects). Our insurance program includes deductibles or self-insured retentions for each covered claim. In addition, our insurance policies contain exclusions and sublimits that insurance providers may use to deny or restrict coverage. Excess liability, contractor's pollution liability, and professional liability insurance policies provide for coverages on a “claims-made” basis, covering only claims actually made and reported during the policy period currently in effect. Thus, if we do not continue to maintain these policies, we will have no coverage for claims made after the termination date even for claims based on events that occurred during the term of coverage. While we intend to maintain these policies, we may be unable to maintain existing coverage levels.

Guarantee Obligations and Commitments

As of December 28, 2012, we had the following guarantee obligations and commitments:

We have agreed to indemnify one of our joint venture partners up to $25.0 million for any potential losses, damages, and liabilities associated with lawsuits in relation to general and administrative services we provide to the joint venture. Currently, we have not been advised of any indemnified claims under this guarantee.

We have guaranteed a letter of credit issued on behalf of one of our consolidated joint ventures. The total amount of the letter of credit was $0.9 million as of December 28, 2012.

As of December 28, 2012, we had $36.3 million in bank guarantees outstanding under foreign credit facilities and other banking arrangements.

We also maintain a variety of commercial commitments that are generally made to support provisions of our contracts. In addition, in the ordinary course of business, we provide letters of credit to clients and others against advance payments and to support other business arrangements. We are required to reimburse the issuers of letters of credit for any payments they make under the letters of credit.

In the ordinary course of business, we may provide performance assurances and guarantees related to our services. For example, these guarantees may include surety bonds, arrangements among our client, a surety, and us to ensure we perform our contractual obligations pursuant to our client agreement. If our services under a guaranteed project are later determined to have resulted in a material defect or other material deficiency, then we may be responsible for monetary damages or other legal remedies. When sufficient information about claims on guaranteed projects is available and monetary damages or other costs or losses are determined to be probable, we recognize such guarantee losses.

Lease Obligations

Total rental expense included in operations for operating leases for the years ended December 28, 2012, December 30, 2011, and December 31, 2010, totaled $210.0 million, $188.5 million, and $192.5 million, respectively. Some of the operating leases are subject to renewal options and escalation based upon property taxes and operating expenses. These operating lease agreements expire at varying dates through 2026. Obligations under operating leases include office and other equipment rentals.

Obligations under non-cancelable operating lease agreements were as follows:

(In millions)	Operating Leases
2013	$224.9
2014	151.7
2015	116.0
2016	86.6
2017	58.9
Thereafter	162.9
Total minimum lease payments	$801.0

Restructuring Costs

For the year ended December 28, 2012, we did not incur restructuring charges. For the years ended December 30, 2011 and December 31, 2010, we recorded restructuring charges of $5.5 million and $10.6 million, respectively, in our Consolidated Statement of Operations, which consisted primarily of costs for severance and associated benefits and the cost of facility closures. The majority of the restructuring costs resulted from the integration of Scott Wilson into our existing Infrastructure & Environment's U.K. and European business and necessary responses to reductions in market opportunities in Europe.

During fiscal year 2011, we made $12.9 million of payments related to these restructuring plans. As of December 30, 2011 and December 31, 2010, our restructuring reserves were $3.8 million and $11.6 million, respectively. As of December 28, 2012, no amounts remain outstanding.

CONDENSED CONSOLIDATING FINANCIAL INFORMATION	12 Months Ended
	Dec. 28, 2012	Dec. 30, 2011
Notes to Financial Statements [Abstract]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
NOTE 18. CONDENSED CONSOLIDATING FINANCIAL INFORMATION

On March 15, 2012, URS Corporation, the parent company (“URS” or “Parent”), and URS Fox US LP (“Fox LP”), a 100% owned subsidiary of Parent, issued the Senior Notes. See Note 10, “Indebtedness,” for more information. The Senior Notes are our general unsecured senior obligations and rank equally with our other existing and future unsecured senior indebtedness. The Senior Notes are fully and unconditionally guaranteed (the “Guarantees”) on a joint and several basis by each of URS' current and future domestic subsidiaries that are guarantors under our 2011 Credit Facility or that are 100% owned domestic obligors or 100% owned domestic guarantors, individually or collectively, under any future indebtedness of our subsidiaries in excess of $100.0 million (the “Guarantors”).  The Guarantees are the Guarantors' unsecured senior obligations and rank equally with the Guarantors' other existing and future unsecured senior indebtedness.

The Guarantee of a Guarantor will, so long as no event of default shall have occurred and be continuing with respect to the Senior Notes, be automatically and unconditionally released and discharged without any action on the part of the trustee or the holders of the Senior Notes:

  with respect to a Guarantor which, individually or together with URS' other domestic subsidiaries, no longer has any indebtedness of borrowed money in excess of $100.0 million outstanding and no longer guarantees, individually or together with URS' other domestic subsidiaries, any indebtedness in excess of $100.0 million incurred by URS or any of URS' other 100% owned domestic subsidiaries;
  unless the Guarantor is the surviving entity, (i) upon any sale, lease or exchange of all or substantially all of the Guarantor's assets to any person or entity not an affiliate of URS or (ii) upon any sale, exchange or transfer, to any person or entity not an affiliate of URS, of all of URS' direct and indirect interest in such Guarantor;
  upon the full and final payment and performance of all obligations under the indenture and the Senior Notes;
  upon liquidation and dissolution of a Guarantor in a transaction that is not prohibited by the indenture; or
  upon legal defeasance, covenant defeasance or satisfaction and discharge of the indenture.

In addition, the Guarantee of any domestic subsidiary that is a Guarantor will be automatically and unconditionally released and discharged, without any further action required by such Guarantor, the trustee, or the holders of the Senior Notes, if at any time such domestic subsidiary of URS that is a Guarantor is no longer a domestic subsidiary of URS.

In February 2013, the FASB issued Accounting Standards Update (ASU) 2013-04 – Obligations Resulting from Joint and Several Liability Arrangements for which the total amount of the obligation is fixed at the Reporting Date. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The update requires companies to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. Total amount is the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligor.

Consistent with the arrangement between Parent and Fox LP, $299.4 million and $699.6 million of the Senior Notes are included in the liabilities of Parent and Fox LP, respectively, as of December 28, 2012, net of $1.0 million of total discount.

The following is our condensed consolidating financial information, segregating the issuers, guarantor subsidiaries and non-guarantor subsidiaries, at December 28, 2012, and December 30, 2011, and for each of the three years in the period ended December 28, 2012:

Revision of Previously Issued Condensed Consolidating Financial Information

Subsequent to the filing of the Form 8-K on April 17, 2013, the following immaterial errors were discovered which impacted the condensed consolidating financial information contained in the Form 8-K:

  An adjustment relating to intercompany receivables and intercompany payables that impacted the condensed consolidating financial information as of and for the years ended December 28, 2012, December 30, 2011 and December 31, 2010.
  Misclassifications of intercompany receivable/payable activities and intercompany notes between short-term and long-term that impacted the condensed consolidating financial information as of and for the years ended December 28, 2012, December 30, 2011 and December 31, 2010.
  A misclassification of an elimination entry that should have been recorded within the non-guarantor column instead of the cross-elimination column, which impacted the condensed consolidating financial information as of and for the quarter ended March 29, 2013, and as of and for the fiscal year ended December 28, 2012.
  Misclassification related to the netting of interest income and interest expense for all periods. The net amount of interest income and interest expense also included intercompany royalties and general and administrative charges that should have been classified separately within Operating Income.
  An adjustment recorded in the fiscal year ended December 31, 2010 relating to the reversal of intercompany interest charges between a guarantor entity and a non-guarantor entity that should have been recorded in the fiscal year ended January 1, 2010.

We assessed the materiality of all of these errors in accordance with the SEC's Staff Accounting Bulletin 99 and concluded that the previously issued condensed consolidating financial information was not materially misstated. In accordance with the SEC's Staff Accounting Bulletin 208, we have corrected these immaterial errors by revising the previously issued condensed consolidating financial information included in this footnote.

Accordingly, the condensed consolidating financial information, as of and for the years ended December 28, 2012, December 30, 2011 and December 31, 2010, have been revised to correct the immaterial errors described above. These revisions will be presented prospectively in future filings.

	As of December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Balance Sheet Data:

As Reported
ASSETS
Current assets:
Cash and cash equivalents	$14.4	$—	$16.3	$285.4	$(1.6)	$314.5
Accounts receivable, including retentions	—	—	771.2	811.8	(28.2)	1,554.8
Costs and accrued earnings in excess of billings on contracts	—	—	876.9	515.7	(8.3)	1,384.3
Less receivable allowances	—	—	(29.1)	(40.6)	—	(69.7)
Net accounts receivable	—	—	1,619.0	1,286.9	(36.5)	2,869.4
Intercompany accounts receivable	1,765.8	22.4	4,248.9	1,530.6	(7,567.7)	—
Deferred tax assets	6.8	—	60.3	0.5	—	67.6
Inventory	—	—	5.5	56.0	—	61.5
Other current assets	38.2	—	65.5	111.3	(10.8)	204.2
Total current assets	1,825.2	22.4	6,015.5	3,270.7	(7,616.6)	3,517.2
Investments in and advances to subsidiaries and unconsolidated joint ventures	5,400.5	20.7	1,812.0	258.9	(7,213.8)	278.3
Property and equipment at cost, net	26.9	—	159.7	500.9	—	687.5
Intangible assets, net	0.2	—	223.5	468.5	—	692.2
Goodwill	—	—	1,778.7	1,468.4	—	3,247.1
Other long-term assets	22.4	—	231.3	115.3	(4.8)	364.2
Total assets	$7,275.2	$43.1	$10,220.7	$6,082.7	$(14,835.2)	$8,786.5
LIABILITIES AND EQUITY
Current liabilities:
Current portion of long-term debt	$18.9	$—	$10.0	$42.9	$—	$71.8
Accounts payable and subcontractors payable, including retentions	4.1	—	382.8	454.8	(38.2)	803.5
Accrued salaries and employee benefits	41.1	—	362.6	155.1	—	558.8
Billings in excess of costs and accrued earnings on contracts	—	—	146.4	143.0	(0.3)	289.1
Intercompany accounts payable	3,138.3	14.7	3,109.1	1,305.6	(7,567.7)	—
Short-term intercompany notes payable	14.3	—	20.0	599.2	(633.5)	—
Other current liabilities	59.4	8.6	146.3	74.0	(10.5)	277.8
Total current liabilities	3,276.1	23.3	4,177.2	2,774.6	(8,250.2)	2,001.0
Long-term debt	952.2	699.6	16.9	323.8	—	1,992.5
Deferred tax liabilities	—	—	247.6	85.5	(4.8)	328.3
Self-insurance reserves	—	—	18.3	111.5	—	129.8
Pension and post-retirement benefit obligations	—	—	185.4	115.5	—	300.9
Long-term intercompany notes payable	—	—	561.7	687.8	(1,249.5)	—
Other long-term liabilities	2.9	—	197.0	71.1	—	271.0
Total liabilities	4,231.2	722.9	5,404.1	4,169.8	(9,504.5)	5,023.5
Intercompany notes receivable	(577.1)	(687.8)	(583.8)	(34.3)	1,883.0	—
Total URS stockholders' equity	3,044.0	(679.8)	4,816.6	1,771.0	(5,330.7)	3,621.1
Noncontrolling interests	—	—	—	141.9	—	141.9
Total stockholders' equity	3,044.0	(679.8)	4,816.6	1,912.9	(5,330.7)	3,763.0
Total liabilities and stockholders' equity	$7,275.2	$43.1	$10,220.7	$6,082.7	$(14,835.2)	$8,786.5

	As of December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
ASSETS
Current assets:
Accounts receivable, including retentions	$—	$—	$0.1	$—	$(0.1)	$—
Net accounts receivable	—	—	0.1	—	(0.1)	—
Intercompany accounts receivable	27.4	—	(315.8)	(261.6)	550.0	—
Total current assets	27.4	—	(315.7)	(261.6)	549.9	—
Investments in and advances to subsidiaries and unconsolidated joint ventures	0.1	—	0.2	(16.7)	16.4	—
Intangible assets, net	—	—	(0.2)	0.2	—	—
Other long-term assets	(0.1)	—	—	(0.2)	0.3	—
Total assets	27.4	—	(315.7)	(278.3)	566.6	—
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable and subcontractors payable, including retentions	0.1	—	(0.1)	—	—	—
Accrued salaries and employee benefits	(0.1)	—	0.1	—	—	—
Billings in excess of costs and accrued earnings on contracts	—	—	(0.1)	—	0.1	—
Intercompany accounts payable	27.4	—	(315.7)	(261.7)	550.0	—
Short-term intercompany notes payable	—	—	—	(577.6)	577.6	—
Other current liabilities	0.1	—	(0.1)	4.0	(4.0)	—
Total current liabilities	27.5	—	(315.9)	(835.3)	1,123.7	—
Deferred tax liabilities	—	—	(0.1)	0.1	—	—
Long-term intercompany notes payable	—	—	—	577.6	(577.6)	—
Other long-term liabilities	(0.1)	—	0.1	—	—	—
Total liabilities	27.4	—	(315.9)	(257.6)	546.1	—
Total URS stockholders' equity	—	—	0.2	(20.7)	20.5	—
Total stockholders' equity	—	—	0.2	(20.7)	20.5	—
Total liabilities and stockholders' equity	27.4	—	(315.7)	(278.3)	566.6	—

	As of December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
ASSETS
Current assets:
Cash and cash equivalents	$14.4	$—	$16.3	$285.4	$(1.6)	$314.5
Accounts receivable, including retentions	—	—	771.3	811.8	(28.3)	1,554.8
Costs and accrued earnings in excess of billings on contracts	—	—	876.9	515.7	(8.3)	1,384.3
Less receivable allowances	—	—	(29.1)	(40.6)	—	(69.7)
Net accounts receivable	—	—	1,619.1	1,286.9	(36.6)	2,869.4
Intercompany accounts receivable	1,793.2	22.4	3,933.1	1,269.0	(7,017.7)	—
Deferred tax assets	6.8	—	60.3	0.5	—	67.6
Inventory	—	—	5.5	56.0	—	61.5
Other current assets	38.2	—	65.5	111.3	(10.8)	204.2
Total current assets	1,852.6	22.4	5,699.8	3,009.1	(7,066.7)	3,517.2
Investments in and advances to subsidiaries and unconsolidated joint ventures	5,400.6	20.7	1,812.2	242.2	(7,197.4)	278.3
Property and equipment at cost, net	26.9	—	159.7	500.9	—	687.5
Intangible assets, net	0.2	—	223.3	468.7	—	692.2
Goodwill	—	—	1,778.7	1,468.4	—	3,247.1
Other long-term assets	22.3	—	231.3	115.1	(4.5)	364.2
Total assets	$7,302.6	$43.1	$9,905.0	$5,804.4	$(14,268.6)	$8,786.5
LIABILITIES AND EQUITY
Current liabilities:
Current portion of long-term debt	$18.9	$—	$10.0	$42.9	$—	$71.8
Accounts payable and subcontractors payable, including retentions	4.2	—	382.7	454.8	(38.2)	803.5
Accrued salaries and employee benefits	41.0	—	362.7	155.1	—	558.8
Billings in excess of costs and accrued earnings on contracts	—	—	146.3	143.0	(0.2)	289.1
Intercompany accounts payable	3,165.7	14.7	2,793.4	1,043.9	(7,017.7)	—
Short-term intercompany notes payable	14.3	—	20.0	21.6	(55.9)	—
Other current liabilities	59.5	8.6	146.2	78.0	(14.5)	277.8
Total current liabilities	3,303.6	23.3	3,861.3	1,939.3	(7,126.5)	2,001.0
Long-term debt	952.2	699.6	16.9	323.8	—	1,992.5
Deferred tax liabilities	—	—	247.5	85.6	(4.8)	328.3
Self-insurance reserves	—	—	18.3	111.5	—	129.8
Pension and post-retirement benefit obligations	—	—	185.4	115.5	—	300.9
Long-term intercompany notes payable	—	—	561.7	1,265.4	(1,827.1)	—
Other long-term liabilities	2.8	—	197.1	71.1	—	271.0
Total liabilities	4,258.6	722.9	5,088.2	3,912.2	(8,958.4)	5,023.5
Intercompany notes receivable	(577.1)	(687.8)	(583.8)	(34.3)	1,883.0	—
Total URS stockholders' equity	3,044.0	(679.8)	4,816.8	1,750.3	(5,310.2)	3,621.1
Noncontrolling interests	—	—	—	141.9	—	141.9
Total stockholders' equity	3,044.0	(679.8)	4,816.8	1,892.2	(5,310.2)	3,763.0
Total liabilities and stockholders' equity	$7,302.6	$43.1	$9,905.0	$5,804.4	$(14,268.6)	$8,786.5

	As of December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Balance Sheet Data:

As Reported
ASSETS
Current assets:
Cash and cash equivalents	$193.8	$—	$24.4	$294.5	$(76.7)	$436.0
Accounts receivable, including retentions	—	—	705.5	456.5	(47.3)	1,114.7
Costs and accrued earnings in excess of billings on contracts	—	—	715.6	425.0	(8.6)	1,132.0
Less receivable allowances	—	—	(24.2)	(18.9)	—	(43.1)
Net accounts receivable	—	—	1,396.9	862.6	(55.9)	2,203.6
Intercompany accounts receivable	2,723.5	—	5,319.1	1,492.4	(9,535.0)	—
Deferred tax assets	3.3	—	54.3	5.4	—	63.0
Inventory	—	—	19.5	—	—	19.5
Other current assets	60.1	—	63.2	59.3	(0.8)	181.8
Total current assets	2,980.7	—	6,877.4	2,714.2	(9,668.4)	2,903.9
Investments in and advances to subsidiaries and unconsolidated joint ventures	5,160.8	—	1,709.2	93.6	(6,855.9)	107.7
Property and equipment at cost, net	20.9	—	154.8	93.7	—	269.4
Intangible assets, net	0.2	—	259.3	262.5	—	522.0
Goodwill	—	—	1,778.7	994.3	—	2,773.0
Other long-term assets	24.3	—	249.6	25.2	(12.5)	286.6
Total assets	$8,186.9	$—	$11,029.0	$4,183.5	$(16,536.8)	$6,862.6
LIABILITIES AND EQUITY
Current liabilities:
Current portion of long-term debt	$9.0	$—	$11.2	$41.3	$—	$61.5
Accounts payable and subcontractors payable, including retentions	4.3	—	456.6	333.7	(135.5)	659.1
Accrued salaries and employee benefits	35.0	—	393.0	99.0	—	527.0
Billings in excess of costs and accrued earnings on contracts	—	—	149.5	161.3	—	310.8
Intercompany accounts payable	4,099.2	—	4,089.2	1,346.6	(9,535.0)	—
Short-term intercompany notes payable	327.8	—	19.3	393.9	(741.0)	—
Other current liabilities	3.5	—	105.6	58.9	8.5	176.5
Total current liabilities	4,478.8	—	5,224.4	2,434.7	(10,403.0)	1,734.9
Long-term debt	714.3	—	16.2	6.5	—	737.0
Deferred tax liabilities	—	—	274.6	14.1	(12.2)	276.5
Self-insurance reserves	—	—	24.6	108.1	—	132.7
Pension and post-retirement benefit obligations	—	—	162.1	113.9	—	276.0
Other long-term liabilities	4.3	—	172.6	44.2	—	221.1
Total liabilities	5,197.4	—	5,874.5	2,721.5	(10,415.2)	3,378.2
Intercompany notes receivable	(387.7)	—	(6.2)	(347.1)	741.0	—
Total URS stockholders' equity	2,989.5	—	5,154.5	1,354.8	(6,121.6)	3,377.2
Noncontrolling interests	—	—	—	107.2	—	107.2
Total stockholders' equity	2,989.5	—	5,154.5	1,462.0	(6,121.6)	3,484.4
Total liabilities and stockholders' equity	$8,186.9	$—	$11,029.0	$4,183.5	$(16,536.8)	$6,862.6

	As of December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
ASSETS
Current assets:
Cash and cash equivalents	$0.1	$—	$—	$(0.1)	$—	$—
Intercompany accounts receivable	(102.3)	—	(166.8)	—	269.1	—
Total current assets	(102.2)	—	(166.8)	(0.1)	269.1	—
Investments in and advances to subsidiaries and unconsolidated joint ventures	(0.1)	—	—	0.1	—	—
Total assets	(102.3)	—	(166.8)	—	269.1	—
LIABILITIES AND EQUITY
Current liabilities:
Intercompany accounts payable	(102.3)	—	(166.8)	—	269.1	—
Total current liabilities	(102.3)	—	(166.8)	—	269.1	—
Total liabilities	(102.3)	—	(166.8)	—	269.1	—
Total liabilities and stockholders' equity	(102.3)	—	(166.8)	—	269.1	—

	As of December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
ASSETS
Current assets:
Cash and cash equivalents	$193.9	$—	$24.4	$294.4	$(76.7)	$436.0
Accounts receivable, including retentions	—	—	705.5	456.5	(47.3)	1,114.7
Costs and accrued earnings in excess of billings on contracts	—	—	715.6	425.0	(8.6)	1,132.0
Less receivable allowances	—	—	(24.2)	(18.9)	—	(43.1)
Net accounts receivable	—	—	1,396.9	862.6	(55.9)	2,203.6
Intercompany accounts receivable	2,621.2	—	5,152.3	1,492.4	(9,265.9)	—
Deferred tax assets	3.3	—	54.3	5.4	—	63.0
Inventory	—	—	19.5	—	—	19.5
Other current assets	60.1	—	63.2	59.3	(0.8)	181.8
Total current assets	2,878.5	—	6,710.6	2,714.1	(9,399.3)	2,903.9
Investments in and advances to subsidiaries and unconsolidated joint ventures	5,160.7	—	1,709.2	93.7	(6,855.9)	107.7
Property and equipment at cost, net	20.9	—	154.8	93.7	—	269.4
Intangible assets, net	0.2	—	259.3	262.5	—	522.0
Goodwill	—	—	1,778.7	994.3	—	2,773.0
Other long-term assets	24.3	—	249.6	25.2	(12.5)	286.6
Total assets	$8,084.6	$—	$10,862.2	$4,183.5	$(16,267.7)	$6,862.6
LIABILITIES AND EQUITY
Current liabilities:
Current portion of long-term debt	$9.0	$—	$11.2	$41.3	$—	$61.5
Accounts payable and subcontractors payable, including retentions	4.3	—	456.6	333.7	(135.5)	659.1
Accrued salaries and employee benefits	35.0	—	393.0	99.0	—	527.0
Billings in excess of costs and accrued earnings on contracts	—	—	149.5	161.3	—	310.8
Intercompany accounts payable	3,996.9	—	3,922.4	1,346.6	(9,265.9)	—
Short-term intercompany notes payable	327.8	—	19.3	393.9	(741.0)	—
Other current liabilities	3.5	—	105.6	58.9	8.5	176.5
Total current liabilities	4,376.5	—	5,057.6	2,434.7	(10,133.9)	1,734.9
Long-term debt	714.3	—	16.2	6.5	—	737.0
Deferred tax liabilities	—	—	274.6	14.1	(12.2)	276.5
Self-insurance reserves	—	—	24.6	108.1	—	132.7
Pension and post-retirement benefit obligations	—	—	162.1	113.9	—	276.0
Other long-term liabilities	4.3	—	172.6	44.2	—	221.1
Total liabilities	5,095.1	—	5,707.7	2,721.5	(10,146.1)	3,378.2
Intercompany notes receivable	(387.7)	—	(6.2)	(347.1)	741.0	—
Total URS stockholders' equity	2,989.5	—	5,154.5	1,354.8	(6,121.6)	3,377.2
Noncontrolling interests	—	—	—	107.2	—	107.2
Total stockholders' equity	2,989.5	—	5,154.5	1,462.0	(6,121.6)	3,484.4
Total liabilities and stockholders' equity	$8,084.6	$—	$10,862.2	$4,183.5	$(16,267.7)	$6,862.6

	For the Year Ended December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Statement of Operations Data:

As Reported
Revenues	$—	$—	$6,713.8	$4,420.9	$(162.2)	$10,972.5
Cost of revenues	—	—	(6,305.0)	(4,151.7)	162.2	(10,294.5)
General and administrative expenses	(83.2)	—	—	(0.4)	—	(83.6)
Acquisition-related expenses	(6.7)	—	—	(9.4)	—	(16.1)
Equity in income (loss) in subsidiaries	297.8	20.7	149.6	8.0	(476.1)	—
Equity in income of unconsolidated joint ventures	—	—	21.5	86.1	—	107.6
Operating income (loss)	207.9	20.7	579.9	353.5	(476.1)	685.9
Interest expense	110.8	(20.3)	(107.4)	(53.8)	—	(70.7)
Other income (expenses)	(0.3)	—	—	0.8	—	0.5
Income (loss) before income taxes	318.4	0.4	472.5	300.5	(476.1)	615.7
Income tax benefit (expense)	(7.8)	7.6	(174.7)	(15.0)	—	(189.9)
Net income (loss) including noncontrolling interests	310.6	8.0	297.8	285.5	(476.1)	425.8
Noncontrolling interests in income of consolidated subsidiaries	—	—	—	(115.2)	—	(115.2)
Net income (loss) attributable to URS	$310.6	$8.0	$297.8	$170.3	$(476.1)	$310.6
Comprehensive income (loss) attributable to URS	$308.2	$8.0	$283.2	$191.5	$(482.7)	$308.2

	For the Year Ended December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
Equity in income (loss) in subsidiaries	$—	$—	$—	$(20.7)	$20.7	$—
Intercompany royalty and general and administrative charges	140.6	—	(122.3)	(18.3)	—	—
Operating income (loss)	140.6	—	(122.3)	(39.0)	20.7	—
Interest expense	(147.0)	(2.6)	106.6	43.0	—	—
Intercompany interest income	7.8	2.6	23.0	2.0	(35.4)	—
Intercompany interest expense	(1.4)	—	(7.3)	(26.7)	35.4	—
Income (loss) before income taxes	—	—	—	(20.7)	20.7	—
Net income (loss) including noncontrolling interests	—	—	—	(20.7)	20.7	—
Net income (loss) attributable to URS	—	—	—	(20.7)	20.7	—
Comprehensive income (loss) attributable to URS	—	—	(0.7)	(20.7)	21.4	—

	For the Year Ended December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
Revenues	$—	$—	$6,713.8	$4,420.9	$(162.2)	$10,972.5
Cost of revenues	—	—	(6,305.0)	(4,151.7)	162.2	(10,294.5)
General and administrative expenses	(83.2)	—	—	(0.4)	—	(83.6)
Acquisition-related expenses	(6.7)	—	—	(9.4)	—	(16.1)
Equity in income (loss) in subsidiaries	297.8	20.7	149.6	(12.7)	(455.4)	—
Equity in income of unconsolidated joint ventures	—	—	21.5	86.1	—	107.6
Intercompany royalty and general and administrative charges	140.6	—	(122.3)	(18.3)	—	—
Operating income (loss)	348.5	20.7	457.6	314.5	(455.4)	685.9
Interest expense	(36.2)	(22.9)	(0.8)	(10.8)	—	(70.7)
Intercompany interest income	7.8	2.6	23.0	2.0	(35.4)	—
Intercompany interest expense	(1.4)	—	(7.3)	(26.7)	35.4	—
Other income (expenses)	(0.3)	—	—	0.8	—	0.5
Income (loss) before income taxes	318.4	0.4	472.5	279.8	(455.4)	615.7
Income tax benefit (expense)	(7.8)	7.6	(174.7)	(15.0)	—	(189.9)
Net income (loss) including noncontrolling interests	310.6	8.0	297.8	264.8	(455.4)	425.8
Noncontrolling interests in income of consolidated subsidiaries	—	—	—	(115.2)	—	(115.2)
Net income (loss) attributable to URS	$310.6	$8.0	$297.8	$149.6	$(455.4)	$310.6
Comprehensive income (loss) attributable to URS	$308.2	$8.0	$282.5	$170.8	$(461.3)	$308.2

	For the Year Ended December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Statement of Operations Data:

As Reported
Revenues	$—	$—	$6,924.6	$3,125.9	$(505.5)	$9,545.0
Cost of revenues	—	—	(6,556.0)	(2,938.3)	505.5	(8,988.8)
General and administrative expenses	(81.2)	—	—	1.7	—	(79.5)
Acquisition-related expenses	—	—	(1.0)	—	—	(1.0)
Restructuring costs	—	—	—	(5.5)	—	(5.5)
Goodwill impairment	—	—	(601.7)	(224.1)	—	(825.8)
Equity in income (loss) in subsidiaries	(487.6)	—	(78.7)	—	566.3	—
Equity in income of unconsolidated joint ventures	—	—	8.6	123.6	—	132.2
Operating income (loss)	(568.8)	—	(304.2)	83.3	566.3	(223.4)
Interest expense	118.1	—	(121.9)	(18.3)	—	(22.1)
Income (loss) before income taxes	(450.7)	—	(426.1)	65.0	566.3	(245.5)
Income tax benefit (expense)	(15.1)	—	(61.5)	(15.2)	—	(91.8)
Net income (loss) including noncontrolling interests	(465.8)	—	(487.6)	49.8	566.3	(337.3)
Noncontrolling interests in income of consolidated subsidiaries	—	—	—	(128.5)	—	(128.5)
Net income (loss) attributable to URS	$(465.8)	$—	$(487.6)	$(78.7)	$566.3	$(465.8)
Comprehensive income (loss) attributable to URS	$(539.7)	$—	$(573.1)	$(135.2)	$708.3	$(539.7)

	For the Year Ended December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
Intercompany royalty and general and administrative charges	$136.9	$—	$(122.6)	$(14.3)	$—	$0.0
Operating income (loss)	136.9	—	(122.6)	(14.3)	—	0.0
Interest expense	(139.0)	—	121.3	17.7	—	—
Intercompany interest income	2.9	—	1.7	1.7	(6.3)	—
Intercompany interest expense	(0.8)	—	(0.4)	(5.1)	6.3	—

	For the Year Ended December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
Revenues	$—	$—	$6,924.6	$3,125.9	$(505.5)	$9,545.0
Cost of revenues	—	—	(6,556.0)	(2,938.3)	505.5	(8,988.8)
General and administrative expenses	(81.2)	—	—	1.7	—	(79.5)
Acquisition-related expenses	—	—	(1.0)	—	—	(1.0)
Restructuring costs	—	—	—	(5.5)	—	(5.5)
Goodwill impairment	—	—	(601.7)	(224.1)	—	(825.8)
Equity in income (loss) in subsidiaries	(487.6)	—	(78.7)	—	566.3	—
Equity in income of unconsolidated joint ventures	—	—	8.6	123.6	—	132.2
Intercompany royalty and general and administrative charges	136.9	—	(122.6)	(14.3)	—	0.0
Operating income (loss)	(431.9)	—	(426.8)	69.0	566.3	(223.4)
Interest expense	(20.9)	—	(0.6)	(0.6)	—	(22.1)
Intercompany interest income	2.9	—	1.7	1.7	(6.3)	—
Intercompany interest expense	(0.8)	—	(0.4)	(5.1)	6.3	—
Income (loss) before income taxes	(450.7)	—	(426.1)	65.0	566.3	(245.5)
Income tax benefit (expense)	(15.1)	—	(61.5)	(15.2)	—	(91.8)
Net income (loss) including noncontrolling interests	(465.8)	—	(487.6)	49.8	566.3	(337.3)
Noncontrolling interests in income of consolidated subsidiaries	—	—	—	(128.5)	—	(128.5)
Net income (loss) attributable to URS	$(465.8)	$—	$(487.6)	$(78.7)	$566.3	$(465.8)
Comprehensive income (loss) attributable to URS	$(539.7)	$—	$(573.1)	$(135.2)	$708.3	$(539.7)

	For the Year Ended December 31, 2010
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Statement of Operations Data:

As Reported
Revenues	$—	$—	$6,923.7	$2,673.4	$(420.0)	$9,177.1
Cost of revenues	—	—	(6,541.8)	(2,487.7)	420.0	(8,609.5)
General and administrative expenses	(76.6)	—	—	5.6	—	(71.0)
Acquisition-related expenses	—	—	—	(11.9)	—	(11.9)
Restructuring costs	—	—	—	(10.6)	—	(10.6)
Equity in income (loss) in subsidiaries	268.2	—	172.9	—	(441.1)	—
Equity in income of unconsolidated joint ventures	—	—	9.6	60.7	—	70.3
Operating income (loss)	191.6	—	564.4	229.5	(441.1)	544.4
Interest expense	117.0	—	(124.6)	(23.0)	—	(30.6)
Income (loss) before income taxes	308.6	—	439.8	206.5	(441.1)	513.8
Income tax benefit (expense)	(20.7)	—	(171.6)	64.7	—	(127.6)
Net income (loss) including noncontrolling interests	287.9	—	268.2	271.2	(441.1)	386.2
Noncontrolling interests in income of consolidated subsidiaries	—	—	—	(98.3)	—	(98.3)
Net income (loss) attributable to URS	$287.9	$—	$268.2	$172.9	$(441.1)	$287.9
Comprehensive income (loss) attributable to URS	$300.2	$—	$265.2	$189.3	$(454.5)	$300.2

	For the Year Ended December 31, 2010
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
Equity in income (loss) in subsidiaries	$—	$—	$11.8	$—	$(11.8)	$—
Intercompany royalty and general and administrative charges	146.4	—	(138.5)	(7.9)	—	—
Operating income (loss)	146.4	—	(126.7)	(7.9)	(11.8)	—
Interest expense	(148.4)	—	126.8	21.6	—	—
Intercompany interest income	2.7	—	1.2	1.9	(5.8)	—
Intercompany interest expense	(0.7)	—	(1.3)	(3.8)	5.8	—
Income (loss) before income taxes	—	—	—	11.8	(11.8)	—
Net income (loss) including noncontrolling interests	—	—	—	11.8	(11.8)	—
Net income (loss) attributable to URS	—	—	—	11.8	(11.8)	—
Comprehensive income (loss) attributable to URS	—	—	—	11.8	(11.8)	—

	For the Year Ended December 31, 2010
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
Revenues	$—	$—	$6,923.7	$2,673.4	$(420.0)	$9,177.1
Cost of revenues	—	—	(6,541.8)	(2,487.7)	420.0	(8,609.5)
General and administrative expenses	(76.6)	—	—	5.6	—	(71.0)
Acquisition-related expenses	—	—	—	(11.9)	—	(11.9)
Restructuring costs	—	—	—	(10.6)	—	(10.6)
Equity in income (loss) in subsidiaries	268.2	—	184.7	—	(452.9)	—
Equity in income of unconsolidated joint ventures	—	—	9.6	60.7	—	70.3
Intercompany royalty and general and administrative charges	146.4	—	(138.5)	(7.9)	—	—
Operating income (loss)	338.0	—	437.7	221.6	(452.9)	544.4
Interest expense	(31.4)	—	2.2	(1.4)	—	(30.6)
Intercompany interest income	2.7	—	1.2	1.9	(5.8)	—
Intercompany interest expense	(0.7)	—	(1.3)	(3.8)	5.8	—
Income (loss) before income taxes	308.6	—	439.8	218.3	(452.9)	513.8
Income tax benefit (expense)	(20.7)	—	(171.6)	64.7	—	(127.6)
Net income (loss) including noncontrolling interests	287.9	—	268.2	283.0	(452.9)	386.2
Noncontrolling interests in income of consolidated subsidiaries	—	—	—	(98.3)	—	(98.3)
Net income (loss) attributable to URS	$287.9	$—	$268.2	$184.7	$(452.9)	$287.9
Comprehensive income (loss) attributable to URS	$300.2	$—	$265.2	$201.1	$(466.3)	$300.2

	For the Year Ended December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Statement of Cash Flows Data:

As Reported
Net cash from operating activities	$34.2	$—	$38.6	$280.7	$76.7	$430.2
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	—	—	—	(1,345.7)	—	(1,345.7)
Proceeds from disposal of property and equipment	—	—	—	25.3	—	25.3
Payments in settlement of foreign currency forward contracts	(1,260.6)	—	—	—	—	(1,260.6)
Receipts in settlement of foreign currency forward contracts	1,260.3	—	—	—	—	1,260.3
Investments in unconsolidated joint ventures	—	—	(4.3)	(0.1)	—	(4.4)
Changes in restricted cash	—	—	—	3.9	—	3.9
Capital expenditures, less equipment purchased through capital leases and equipment notes	(11.4)	—	(34.6)	(79.4)	—	(125.4)
Dividends received	—	—	0.1	—	(0.1)	—
Net intercompany investing activities	912.5	—	782.2	544.3	(2,239.0)	—
Net cash from investing activities	900.8	—	743.4	(851.7)	(2,239.1)	(1,446.6)
Cash flows from financing activities:
Borrowings from long-term debt	998.9	—	—	—	—	998.9
Payments on long-term debt	(30.0)	—	(5.7)	(2.3)	—	(38.0)
Borrowings from revolving line of credit	560.0	—	—	101.6	—	661.6
Payments on revolving line of credit	(583.6)	—	—	—	—	(583.6)
Net payments under foreign lines of credit and short-term notes	(0.8)	—	(0.2)	(19.5)	—	(20.5)
Net change in overdrafts	—	—	50.1	6.0	(1.6)	54.5
Payments on capital lease obligations	(0.8)	—	(4.9)	(8.9)	—	(14.6)
Payments of debt issuance costs	(8.8)	—	—	—	—	(8.8)
Excess tax benefits from stock-based compensation	0.1	—	—	—	—	0.1
Proceeds from employee stock purchases and exercises of stock options	8.9	—	—	—	—	8.9
Distributions to noncontrolling interests	—	—	—	(83.8)	—	(83.8)
Contributions and advances from noncontrolling interests	—	—	—	2.3	—	2.3
Dividends paid	(44.7)	—	—	(0.1)	0.1	(44.7)
Repurchases of common stock	(40.0)	—	—	—	—	(40.0)
Net intercompany financing activities	(1,973.6)	—	(829.4)	564.0	2,239.0	—
Net cash from financing activities	(1,114.4)	—	(790.1)	559.3	2,237.5	892.3
Net change in cash and cash equivalents	(179.4)	—	(8.1)	(11.7)	75.1	(124.1)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	2.6	—	2.6
Cash and cash equivalents at beginning of period	193.8	—	24.4	294.5	(76.7)	436.0
Cash and cash equivalents at end of period	$14.4	$—	$16.3	$285.4	$(1.6)	$314.5

	For the Year Ended December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
Net cash from operating activities	$(0.1)	$—	$—	$0.1	$—	$—
Cash flows from investing activities:
Net intercompany investing activities	30.1	—	75.5	39.2	(144.8)	—
Net cash from investing activities	30.1	—	75.5	39.2	(144.8)	—
Cash flows from financing activities:
Net intercompany financing activities	(30.1)	—	(75.5)	(39.2)	144.8	—
Net cash from financing activities	(30.1)	—	(75.5)	(39.2)	144.8	—
Net change in cash and cash equivalents	(0.1)	—	—	0.1	—	—
Cash and cash equivalents at beginning of period	0.1	—	—	(0.1)	—	—
Cash and cash equivalents at end of period	$(0.0)	$—	$—	$—	$—	$—

	For the Year Ended December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
Net cash from operating activities	$34.1	$—	$38.6	$280.8	$76.7	$430.2
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	—	—	—	(1,345.7)	—	(1,345.7)
Proceeds from disposal of property and equipment	—	—	—	25.3	—	25.3
Payments in settlement of foreign currency forward contracts	(1,260.6)	—	—	—	—	(1,260.6)
Receipts in settlement of foreign currency forward contracts	1,260.3	—	—	—	—	1,260.3
Investments in unconsolidated joint ventures	—	—	(4.3)	(0.1)	—	(4.4)
Changes in restricted cash	—	—	—	3.9	—	3.9
Capital expenditures, less equipment purchased through capital leases and equipment notes	(11.4)	—	(34.6)	(79.4)	—	(125.4)
Dividends received	—	—	0.1	—	(0.1)	—
Net intercompany investing activities	942.6	—	857.7	583.5	(2,383.8)	—
Net cash from investing activities	930.9	—	818.9	(812.5)	(2,383.9)	(1,446.6)
Cash flows from financing activities:
Borrowings from long-term debt	998.9	—	—	—	—	998.9
Payments on long-term debt	(30.0)	—	(5.7)	(2.3)	—	(38.0)
Borrowings from revolving line of credit	560.0	—	—	101.6	—	661.6
Payments on revolving line of credit	(583.6)	—	—	—	—	(583.6)
Net payments under foreign lines of credit and short-term notes	(0.8)	—	(0.2)	(19.5)	—	(20.5)
Net change in overdrafts	—	—	50.1	6.0	(1.6)	54.5
Payments on capital lease obligations	(0.8)	—	(4.9)	(8.9)	—	(14.6)
Payments of debt issuance costs	(8.8)	—	—	—	—	(8.8)
Excess tax benefits from stock-based compensation	0.1	—	—	—	—	0.1
Proceeds from employee stock purchases and exercises of stock options	8.9	—	—	—	—	8.9
Distributions to noncontrolling interests	—	—	—	(83.8)	—	(83.8)
Contributions and advances from noncontrolling interests	—	—	—	2.3	—	2.3
Dividends paid	(44.7)	—	—	(0.1)	0.1	(44.7)
Repurchases of common stock	(40.0)	—	—	—	—	(40.0)
Net intercompany financing activities	(2,003.7)	—	(904.9)	524.8	2,383.8	—
Net cash from financing activities	(1,144.5)	—	(865.6)	520.1	2,382.3	892.3
Net change in cash and cash equivalents	(179.5)	—	(8.1)	(11.6)	75.1	(124.1)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	2.6	—	2.6
Cash and cash equivalents at beginning of period	193.9	—	24.4	294.4	(76.7)	436.0
Cash and cash equivalents at end of period	$14.4	$—	$16.3	$285.4	$(1.6)	$314.5

	For the Year Ended December 31, 2010
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Statement of Cash Flows Data:

As Reported
Net cash from operating activities	$(7.0)	$—	$446.5	$85.6	$1.3	$526.4
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	—	—	—	(291.7)	—	(291.7)
Changes in cash related to consolidation and/or deconsolidation of joint ventures	—	—	21.4	(0.7)	—	20.7
Proceeds from disposal of property and equipment	—	—	4.7	3.6	—	8.3
Investments in unconsolidated joint ventures	—	—	(6.0)	—	—	(6.0)
Changes in restricted cash	—	—	—	(16.1)	—	(16.1)
Capital expenditures, less equipment purchased through capital leases and equipment notes	(4.6)	—	(26.0)	(14.6)	—	(45.2)
Maturity of short-term investment	—	—	—	30.2	—	30.2
Dividends received	—	—	27.8	—	(27.8)	—
Net intercompany investing activities	(761.7)	—	(730.2)	(112.7)	1,604.6	—
Net cash from investing activities	(766.3)	—	(708.3)	(402.0)	1,576.8	(299.8)
Cash flows from financing activities:
Payments on long-term debt	(150.0)	—	(9.6)	—	—	(159.6)
Net payments under foreign lines of credit and short-term notes	(0.5)	—	(0.4)	(6.7)	—	(7.6)
Net change in overdrafts	—	—	14.6	—	(0.2)	14.4
Payments on capital lease obligations	(0.4)	—	(6.4)	(0.7)	—	(7.5)
Excess tax benefits from stock-based compensation	1.2	—	—	—	—	1.2
Proceeds from employee stock purchases and exercises of stock options	11.3	—	—	—	—	11.3
Distributions to noncontrolling interests	—	—	—	(107.2)	—	(107.2)
Contributions and advances from noncontrolling interests	—	—	—	8.2	—	8.2
Dividends paid	—	—	—	(27.8)	27.8	—
Repurchases of common stock	(128.3)	—	—	—	—	(128.3)
Net intercompany financing activities	1,157.7	—	239.4	207.5	(1,604.6)	—
Net cash from financing activities	891.0	—	237.6	73.3	(1,577.0)	(375.1)
Net change in cash and cash equivalents	117.7	—	(24.2)	(243.1)	1.1	(148.5)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	1.2	—	1.2
Cash and cash equivalents at beginning of period	267.2	—	52.2	481.6	(79.9)	721.1
Cash and cash equivalents at end of period	$384.9	$—	$28.0	$239.7	$(78.8)	$573.8

	For the Year Ended December 31, 2010
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
Net cash from operating activities	$—	$—	$(11.8)	$11.8	$—	$—
Cash flows from investing activities:
Net intercompany investing activities	118.1	—	124.2	30.5	(272.8)	—
Net cash from investing activities	118.1	—	124.2	30.5	(272.8)	—
Cash flows from financing activities:
Net intercompany financing activities	(118.1)	—	(112.4)	(42.3)	272.8	—
Net cash from financing activities	(118.1)	—	(112.4)	(42.3)	272.8	—
Net change in cash and cash equivalents	(0.0)	—	—	—	—	—
Cash and cash equivalents at beginning of period	0.1	—	—	(0.1)	—	—
Cash and cash equivalents at end of period	0.1	—	—	(0.1)	—	—

	For the Year Ended December 31, 2010
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
Net cash from operating activities	$(7.0)	$—	$434.7	$97.4	$1.3	$526.4
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	—	—	—	(291.7)	—	(291.7)
Changes in cash related to consolidation and/or deconsolidation of joint ventures	—	—	21.4	(0.7)	—	20.7
Proceeds from disposal of property and equipment	—	—	4.7	3.6	—	8.3
Investments in unconsolidated joint ventures	—	—	(6.0)	—	—	(6.0)
Changes in restricted cash	—	—	—	(16.1)	—	(16.1)
Capital expenditures, less equipment purchased through capital leases and equipment notes	(4.6)	—	(26.0)	(14.6)	—	(45.2)
Maturity of short-term investment	—	—	—	30.2	—	30.2
Dividends received	—	—	27.8	—	(27.8)	—
Net intercompany investing activities	(643.6)	—	(606.0)	(82.2)	1,331.8	—
Net cash from investing activities	(648.2)	—	(584.1)	(371.5)	1,304.0	(299.8)
Cash flows from financing activities:
Payments on long-term debt	(150.0)	—	(9.6)	—	—	(159.6)
Net payments under foreign lines of credit and short-term notes	(0.5)	—	(0.4)	(6.7)	—	(7.6)
Net change in overdrafts	—	—	14.6	—	(0.2)	14.4
Payments on capital lease obligations	(0.4)	—	(6.4)	(0.7)	—	(7.5)
Excess tax benefits from stock-based compensation	1.2	—	—	—	—	1.2
Proceeds from employee stock purchases and exercises of stock options	11.3	—	—	—	—	11.3
Distributions to noncontrolling interests	—	—	—	(107.2)	—	(107.2)
Contributions and advances from noncontrolling interests	—	—	—	8.2	—	8.2
Dividends paid	—	—	—	(27.8)	27.8	—
Repurchases of common stock	(128.3)	—	—	—	—	(128.3)
Net intercompany financing activities	1,039.6	—	127.0	165.2	(1,331.8)	—
Net cash from financing activities	772.9	—	125.2	31.0	(1,304.2)	(375.1)
Net change in cash and cash equivalents	117.7	—	(24.2)	(243.1)	1.1	(148.5)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	1.2	—	1.2
Cash and cash equivalents at beginning of period	267.3	—	52.2	481.5	(79.9)	721.1
Cash and cash equivalents at end of period	$385.0	$—	$28.0	$239.6	$(78.8)	$573.8

	For the Year Ended December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Statement of Cash Flows Data:

As Reported
Net cash from operating activities	$(132.1)	$—	$491.9	$222.8	$(76.7)	$505.9
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	—	—	(298.4)	16.3	—	(282.1)
Proceeds from disposal of property and equipment	—	—	3.8	10.3	—	14.1
Investments in unconsolidated joint ventures	—	—	(19.5)	(0.1)	—	(19.6)
Changes in restricted cash	—	—	—	7.0	—	7.0
Capital expenditures, less equipment purchased through capital leases and equipment notes	(8.6)	—	(49.3)	(9.6)	—	(67.5)
Dividends received	—	—	5.9	—	(5.9)	—
Net intercompany investing activities	(142.1)	—	(480.2)	(437.7)	1,060.0	—
Net cash from investing activities	(150.7)	—	(837.7)	(413.8)	1,054.1	(348.1)
Cash flows from financing activities:
Borrowings from long-term debt	700.0	—	—	—	—	700.0
Payments on long-term debt	(625.0)	—	(7.3)	(0.3)	—	(632.6)
Borrowings from revolving line of credit	138.6	—	—	—	—	138.6
Payments on revolving line of credit	(115.7)	—	—	—	—	(115.7)
Net payments under foreign lines of credit and short-term notes	(0.6)	—	(1.4)	(14.4)	—	(16.4)
Net change in overdrafts	—	—	(97.2)	0.4	78.8	(18.0)
Payments on capital lease obligations	(0.5)	—	(6.1)	(4.3)	—	(10.9)
Payments of debt issuance costs	(3.9)	—	—	—	—	(3.9)
Excess tax benefits from stock-based compensation	0.8	—	—	—	—	0.8
Proceeds from employee stock purchases and exercises of stock options	11.7	—	—	—	—	11.7
Distributions to noncontrolling interests	—	—	—	(111.7)	—	(111.7)
Contributions and advances from noncontrolling interests	—	—	(0.2)	6.8	—	6.6
Dividends paid	—	—	—	(5.9)	5.9	—
Repurchases of common stock	(242.8)	—	—	—	—	(242.8)
Net intercompany financing activities	229.1	—	454.4	376.5	(1,060.0)	—
Net cash from financing activities	91.7	—	342.2	247.1	(975.3)	(294.3)
Net change in cash and cash equivalents	(191.1)	—	(3.6)	56.1	2.1	(136.5)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	(1.3)	—	(1.3)
Cash and cash equivalents at beginning of period	384.9	—	28.0	239.7	(78.8)	573.8
Cash and cash equivalents at end of period	$193.8	$—	$24.4	$294.5	$(76.7)	$436.0

	For the Year Ended December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
Net cash from operating activities	$—	$—	$(1.5)	$1.5	$—	$—
Cash flows from investing activities:
Net intercompany investing activities	162.8	—	163.1	(39.8)	(286.1)	—
Net cash from investing activities	162.8	—	163.1	(39.8)	(286.1)	—
Cash flows from financing activities:
Net intercompany financing activities	(162.8)	—	(161.6)	38.3	286.1	—
Net cash from financing activities	(162.8)	—	(161.6)	38.3	286.1	—
Net change in cash and cash equivalents	—	—	0.0	—	0.0	—
Cash and cash equivalents at beginning of period	0.1	—	—	(0.1)	—	—
Cash and cash equivalents at end of period	0.1	—	0.0	(0.1)	0.0	—

	For the Year Ended December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
Net cash from operating activities	$(132.1)	$—	$490.4	$224.3	$(76.7)	$505.9
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	—	—	(298.4)	16.3	—	(282.1)
Proceeds from disposal of property and equipment	—	—	3.8	10.3	—	14.1
Investments in unconsolidated joint ventures	—	—	(19.5)	(0.1)	—	(19.6)
Changes in restricted cash	—	—	—	7.0	—	7.0
Capital expenditures, less equipment purchased through capital leases and equipment notes	(8.6)	—	(49.3)	(9.6)	—	(67.5)
Dividends received	—	—	5.9	—	(5.9)	—
Net intercompany investing activities	$20.7	—	(317.1)	(477.5)	773.9	—
Net cash from investing activities	$12.1	$—	$(674.6)	$(453.6)	$768.0	$(348.1)
Cash flows from financing activities:
Borrowings from long-term debt	700.0	—	—	—	—	700.0
Payments on long-term debt	(625.0)	—	(7.3)	(0.3)	—	(632.6)
Borrowings from revolving line of credit	138.6	—	—	—	—	138.6
Payments on revolving line of credit	(115.7)	—	—	—	—	(115.7)
Net payments under foreign lines of credit and short-term notes	(0.6)	—	(1.4)	(14.4)	—	(16.4)
Net change in overdrafts	—	—	(97.2)	0.4	78.8	(18.0)
Payments on capital lease obligations	(0.5)	—	(6.1)	(4.3)	—	(10.9)
Payments of debt issuance costs	(3.9)	—	—	—	—	(3.9)
Excess tax benefits from stock-based compensation	0.8	—	—	—	—	0.8
Proceeds from employee stock purchases and exercises of stock options	11.7	—	—	—	—	11.7
Distributions to noncontrolling interests	—	—	—	(111.7)	—	(111.7)
Contributions and advances from noncontrolling interests	—	—	(0.2)	6.8	—	6.6
Dividends paid	—	—	—	(5.9)	5.9	—
Repurchases of common stock	(242.8)	—	—	—	—	(242.8)
Net intercompany financing activities	$66.3	—	292.8	414.8	(773.9)	—
Net cash from financing activities	$(71.1)	$—	$180.6	$285.4	$(689.2)	$(294.3)
Net change in cash and cash equivalents	(191.1)	—	(3.6)	56.1	2.1	(136.5)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	(1.3)	—	(1.3)
Cash and cash equivalents at beginning of period	385.0	—	28.0	239.6	(78.8)	573.8
Cash and cash equivalents at end of period	$193.9	$—	$24.4	$294.4	$(76.7)	$436.0

OTHER COMPREHENSIVE INCOME (LOSS) AND ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
OTHER COMPREHENSIVE INCOME (LOSS) AND ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 19. OTHER COMPREHENSIVE INCOME (LOSS) AND ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The accumulated balances and reporting period activities related to each component of other comprehensive income (loss) are summarized as follows:

(In millions)	Pension and Post-retirement Related Adjustments (1)	Foreign Currency Translation Adjustments	Loss on Derivative Instruments	Unrealized Gain (Loss) on Interest Rate Swaps	Accumulated Other Comprehensive Income (Loss)

Balances at January 1, 2010	$(45.4)	$0.4	$—	$(4.2)	$(49.2)
Pre-tax amount	(5.1)	8.8	—	7.0	10.7
Tax benefit (expense)	4.4	—	—	(2.8)	1.6
Total 2010 adjustments, net of tax	(0.7)	8.8	—	4.2	12.3
Balances at December 31, 2010	$(46.1)	$9.2	$—	$—	$(36.9)
Pre-tax amount	(73.4)	(11.2)	—	—	(84.6)
Tax benefit (2)	10.7	—	—	—	10.7
Total 2011 adjustments, net of tax	(62.7)	(11.2)	—	—	(73.9)
Balances at December 30, 2011	$(108.8)	$(2.0)	$—	$—	$(110.8)
Pre-tax amount	(39.9)	24.8	(1.0)	—	(16.1)
Tax benefit	13.3	—	0.4	—	13.7
Total 2012 adjustments, net of tax	(26.6)	24.8	(0.6)	—	(2.4)
Balances at December 28, 2012	$(135.4)	$22.8	$(0.6)	$—	$(113.2)

  For fiscal year 2012, pension and post-retirement-related adjustments, before-tax, in other comprehensive income included $45.6 million of net loss arising during the year, $7.4 million of amortization of prior service credit and net loss, and $1.7 million of before-tax effect of changes in foreign currency exchange rates. For fiscal year 2011, pension and post-retirement-related adjustments, before-tax, in other comprehensive income included $80.9 million of net loss arising during the year, $4.1 million of amortization of prior service credit and net loss, and $1.9 million of before-tax effect of changes in foreign currency exchange rates. For fiscal year 2010, pension and post-retirement-related adjustments, before-tax, in other comprehensive income included $5.3 million of net loss arising during the year, $0.4 million of amortization of prior service credit and net loss, and $0.1 million of before-tax effect of changes in foreign currency exchange rates.
  The tax benefit has been reduced by a valuation allowance of $11.6 million in 2011.

RECEIVABLE AND DEFERRED INCOME TAX VALUATION ALLOWANCES	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
RECEIVABLE AND DEFERRED INCOME TAX VALUATION ALLOWANCES

NOTE 20. RECEIVABLE AND DEFERRED INCOME TAX VALUATION ALLOWANCES

Receivable allowances are comprised of allowances for amounts that may become uncollectable or unrealizable in the future. We determine these amounts based on historical experience and other currently available information. A valuation allowance for deferred income taxes is established when it is more likely than not that net deferred tax assets will not be realized.

The following table summarizes the activities in the receivable allowances and the deferred income tax valuation allowance from the beginning of the periods to the end of the periods.

(In millions)	Balance at the Beginning of the Period	Additions (Charged to Bad Debt Expense)	Additions (Charged to Other Accounts) (1)	Deductions (2)	Other (3)	Balance at the End of the Period

Year ended December 28, 2012
Receivable allowances	$43.1	$6.6	$27.4	$(7.4)	$—	$69.7
Deferred income tax valuation allowance	$124.0	$—	$3.1	$(1.1)	$11.6	$137.6

Year ended December 30, 2011
Receivable allowances	$42.8	$2.8	$16.1	$(18.6)	$—	$43.1
Deferred income tax valuation allowance	$104.2	$—	$23.5	$(15.3)	$11.6	$124.0

Year ended December 31, 2010
Receivable allowances	$47.7	$6.7	$8.9	$(20.5)	$—	$42.8
Deferred income tax valuation allowance	$87.6	$—	$21.4	$(8.0)	$3.2	$104.2

  These additions were primarily charged to revenues or income tax expense.
  Deductions to the deferred income tax valuation allowance were primarily attributed to foreign and state NOL expirations, change in tax rates and the use of federal and state NOLs.
  Other adjustments to the deferred income tax valuation allowance during the year ended December 28, 2012 were attributable to acquired deferred taxes through the Flint acquisition. For the year ended December 30, 2011, other adjustments to the deferred income tax valuation allowance were charged to other comprehensive income. For the year ended December 31, 2010, other adjustments to the deferred income tax valuation allowance were attributable to acquired deferred taxes on foreign net operating losses through the Scott Wilson acquisition.

SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

NOTE 21. SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

The following table sets forth selected quarterly financial data for the years ended December 28, 2012 and December 30, 2011. The selected quarterly financial data presented below should be read in conjunction with the rest of the information in this report.

	2012 Quarters Ended
(In millions, except per share data)	March 30	June 29	September 28	December 28

Revenues	$2,361.5	$2,690.7	$2,947.6	$2,972.7
Cost of revenues	(2,203.2)	(2,527.5)	(2,753.3)	(2,810.5)
Acquisition-related expenses (1)	(5.6)	(11.3)	0.8	—
Operating income (loss) (2)	161.4	149.5	203.6	171.4
Other income (expense) (3)	2.5	(9.2)	10.8	(3.6)
Income tax benefit (expense)	(48.6)	(40.5)	(66.1)	(34.7)
Net income including noncontrolling interests	105.5	79.1	127.8	113.4
Noncontrolling interests in income of consolidated subsidiaries	(25.8)	(25.5)	(21.1)	(42.8)
Net income attributable to URS	79.7	53.6	106.7	70.6

Earnings per share:
Basic	$1.08	$0.72	$1.43	$0.95
Diluted	$1.07	$0.72	$1.43	$0.95
Weighted-average shares outstanding:
Basic	74.0	74.2	74.5	74.5
Diluted	74.3	74.6	74.6	74.6

	2011 Quarters Ended
(In millions, except per share data)	April 1	July 1	September 30	December 30

Revenues	$2,319.8	$2,360.3	$2,471.7	$2,393.2
Cost of revenues	(2,202.7)	(2,228.3)	(2,300.1)	(2,257.7)
Acquisition-related expenses	—	(1.0)	—	—
Restructuring costs (4)	—	—	—	(5.5)
Goodwill impairment (5)	—	—	(798.1)	(27.7)
Operating income (6)	132.1	150.6	(620.2)	114.1
Income tax benefit (expense)	(39.0)	(45.5)	39.5	(46.8)
Net income (loss) including noncontrolling interests	87.9	100.0	(585.8)	60.6
Noncontrolling interests in income of consolidated subsidiaries	(25.8)	(33.2)	(37.3)	(32.2)
Net income (loss) attributable to URS	62.1	66.8	(623.1)	28.4

Earnings (loss) per share:
Basic	$0.79	$0.87	$(8.05)	$0.37
Diluted	$0.79	$0.86	$(8.05)	$0.37
Weighted-average shares outstanding:
Basic	78.4	77.2	77.4	76.3
Diluted	78.8	77.7	77.4	76.4

  For the year ended December 28, 2012, we recorded acquisition-related expenses in connection with our acquisition of Flint. See further discussion in Note 8, “Acquisitions.”
  For the first quarter of 2012, we revised our operating income from $163.9 million, as previously reported in our 10-Q, to $161.4 million due to the reclassification of a $2.5 million gain recognized on foreign currency forward contracts from “General and administrative expenses” to “Other income (expenses)” on our Consolidated Statements of Operations. This revision had no impact on net income attributable to URS or EPS.
  During fiscal 2012, “Other income (expenses)” represents foreign currency gains (losses) recognized on intercompany financing arrangements and foreign currency forward contracts. See further discussion in Note 11, “Fair Value of Debt Instruments and Derivative Instruments.”
  For the year ended December 30, 2011, we recorded restructuring costs resulting from the integration of Scott Wilson into our existing U.K. and European business and necessary responses to reductions in market opportunities in Europe. See further discussion in Note 17, “Commitments and Contingencies.”
  For the third quarter of 2011, we recorded an estimated goodwill impairment charge of $798.1 million. On a net, after-tax basis, this transaction resulted in decreases to net income and diluted EPS of $699.3 million and $9.03, respectively.

  During the fourth quarter of 2011, we finalized our step-two goodwill impairment analysis as of September 30, 2011 and recorded an additional goodwill impairment charge of $27.7 million. On a net, after-tax basis, this transaction resulted in decreases to net income and diluted EPS of $32.9 million and $0.43, respectively. See further discussion in Note 9, “Goodwill and Intangible Assets.”

  In October 2010, we received notice of a ruling on the priority of claims against a bankrupt client made by one of our unconsolidated joint ventures related to the SR-125 road project in California. The judge ruled against our joint venture's position, finding that its mechanic's lien did not have priority over the senior lenders. As a result of the court's decision, we recorded a pre-tax non-cash asset impairment charge of $25.0 million or $0.18 per share on an after-tax basis in the third quarter of 2010. During the second quarter of 2011, we recognized a $9.5 million favorable claim settlement on this project.

BUSINESS, BASIS OF PRESENTATION, AND ACCOUNTING POLICIES (POLICIES)	12 Months Ended
Dec. 28, 2012
Accounting Policies [Abstract]
Business Description

Overview

The terms “we,” “us,” and “our” used in these financial statements refer to URS Corporation and its consolidated subsidiaries unless otherwise indicated. We are a leading international provider of engineering, construction and technical services. We offer a broad range of program management, planning, design, engineering, construction and construction management, operations and maintenance, and decommissioning and closure services to public agencies and private sector clients around the world. We also are a United States (“U.S.”) federal government contractor in the areas of systems engineering and technical assistance, operations and maintenance, and information technology (“IT”) services. Headquartered in San Francisco, we have more than 54,000 employees in a global network of offices and contract-specific job sites in more than 50 countries as of January 25, 2013. We operate through four reporting segments: the Infrastructure & Environment Division, the Federal Services Division, the Energy & Construction Division and the Oil & Gas Division.

Fiscal Year	Our fiscal year is the 52/53-week period ending on the Friday closest to December 31.
Principles Of Consolidation And Basis Of Presentation

Principles of Consolidation and Basis of Presentation

Our consolidated financial statements include the financial position, results of operations and cash flows of URS Corporation and our majority-owned subsidiaries and joint ventures that are required to be consolidated.

We completed the acquisitions of Flint Energy Services Ltd. (“Flint”), Apptis Holdings, Inc. (“Apptis”), and Scott Wilson Group plc. (“Scott Wilson”) on May 14, 2012, June 1, 2011, and September 10, 2010, respectively. The operations of Flint became our Oil & Gas Division. The operating results of Flint, Apptis, and Scott Wilson from their acquisition dates through December 28, 2012 were included in our consolidated financial statements under the Oil & Gas, Federal Services, and Infrastructure & Environment Divisions, respectively.

Investments in unconsolidated joint ventures are accounted for using the equity method and are included as investments in and advances to unconsolidated joint ventures on our Consolidated Balance Sheets. All significant intercompany transactions and accounts have been eliminated in consolidation.

Use Of Estimates

Use of Estimates

The preparation of our consolidated financial statements in conformity with generally accepted accounting principles requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosures at the balance sheet dates, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, we review our estimates based on information that is currently available. Changes in facts and circumstances may cause us to revise our estimates.

Consolidation Of Variable Interest Entities

Consolidation of Variable Interest Entities

We participate in joint ventures, which include partnerships and partially-owned limited liability companies, to bid, negotiate and complete specific projects. We are required to consolidate these joint ventures if we hold the majority voting interest or if we meet the criteria under the variable interest model as described below.

A variable interest entity (“VIE”) is an entity with one or more of the following characteristics (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional financial support; (b) as a group, the holders of the equity investment at risk lack the ability to make certain decisions, the obligation to absorb expected losses or the right to receive expected residual returns, or (c) an equity investor has voting rights that are disproportionate to its economic interest and substantially all of the entity's activities are on behalf of the investor.

Our VIEs may be funded through contributions, loans and/or advances from the joint venture partners or by advances and/or letters of credit provided by our clients. Our VIEs may be directly governed, managed, operated and administered by the joint venture partners. Others have no employees and, although these entities own and hold the contracts with the clients, the services required by the contracts are typically performed by the joint venture partners or by other subcontractors.

If we are determined to be the primary beneficiary of the VIE, we are required to consolidate it. We are considered to be the primary beneficiary if we have the power to direct the activities that most significantly impact the VIE's economic performance and the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. In determining whether we are the primary beneficiary, we take into consideration the following:

  Identifying the significant activities and the parties that have the power to direct them;
  Reviewing the governing board composition and participation ratio;
  Determining the equity, profit and loss ratio;
  Determining the management-sharing ratio;
  Reviewing employment terms, including which joint venture partner provides the project manager; and
  Reviewing the funding and operating agreements.

  Examples of significant activities include the following:

  Engineering services;
  Procurement services;
  Construction;
  Construction management; and
  Operations and maintenance services.

Based on the above, if we determine that the power to direct the significant activities is shared by two or more joint venture parties, then there is no primary beneficiary and no party consolidates the VIE. In making the shared-power determination, we analyze the key contractual terms, governance, related party and de facto agency as they are defined in the accounting standard, and other arrangements to determine if the shared power exists.

As required by the accounting standard, we perform a quarterly re-assessment to determine whether we are the primary beneficiary. This evaluation may result in consolidation of a previously unconsolidated joint venture or in deconsolidation of a previously consolidated joint venture. See Note 6, “Joint Ventures,” for further information on our VIEs.

Revenue Recognition

Revenue Recognition

We recognize revenues from engineering, construction and construction-related contracts using the percentage-of-completion method as project progress occurs. Service-related contracts, including operations and maintenance services and a variety of technical assistance services, are accounted for using the proportionate performance method as project progress occurs.

Percentage of Completion. Under the percentage-of-completion method, revenue is recognized as contract performance progresses. We estimate the progress towards completion to determine the amount of revenue and profit to recognize. We generally utilize a cost-to-cost approach in applying the percentage-of-completion method, where revenue is earned in proportion to total costs incurred, divided by total costs expected to be incurred. Costs are generally determined from actual hours of labor effort expended at per-hour labor rates calculated using a labor dollar multiplier that includes direct labor costs and allocable overhead costs. Direct non-labor costs are charged as incurred plus any mark-up permitted under the contract.

Under the percentage-of-completion method, recognition of profit is dependent upon the accuracy of a variety of estimates, including engineering progress, materials quantities, and achievement of milestones, incentives, penalty provisions, labor productivity, cost estimates and others. Such estimates are based on various professional judgments we make with respect to those factors and are subject to change as the project proceeds and new information becomes available.

Proportional Performance. Our service contracts, primarily performed by our Federal Services Division, are accounted for using the proportional performance method, under which revenue is recognized in proportion to the number of service activities performed, in proportion to the direct costs of performing the service activities, or evenly across the period of performance depending upon the nature of the services provided.

Revenues from all contracts may vary based on the actual number of labor hours worked and other actual contract costs incurred. If actual labor hours and other contract costs exceed the original estimate agreed to by our client, we generally obtain a change order, contract modification or successfully prevail in a claim in order to receive and recognize additional revenues relating to the additional costs (see “Change Orders and Claims” below).

If estimated total costs on any contract indicate a loss, we charge the entire estimated loss to operations in the period the loss becomes known. The cumulative effect of revisions to revenue, estimated costs to complete contracts, including penalties, incentive awards, change orders, claims, anticipated losses, and others are recorded in the accounting period in which the events indicating a loss or change in estimates are known and the loss can be reasonably estimated. Such revisions could occur at any time and the effects may be material.

We have a history of making reasonably dependable estimates of the extent of progress towards completion, contract revenue and contract completion costs on our long-term engineering and construction contracts. However, due to uncertainties inherent in the estimation process, it is possible that actual completion costs may vary from estimates.

Change Orders and Claims. Change orders and/or claims occur when changes are experienced once contract performance is underway, and may arise under any of the contract types described below.

Change orders are modifications of an original contract that effectively change the existing provisions of the contract without adding new scope or terms. Change orders may include changes in specifications or designs, manner of performance, facilities, equipment, materials, sites and period of completion of the work. Either we or our clients may initiate change orders. Client agreement as to the terms of change orders is, in many cases, reached prior to work commencing; however, sometimes circumstances require that work progress without obtaining client agreement. Costs related to change orders are recognized as incurred. Revenues attributable to change orders that are unapproved as to price or scope are recognized to the extent that costs have been incurred if the amounts can be reliably estimated and their realization is probable. Revenues in excess of the costs attributable to change orders that are unapproved as to price or scope are recognized only when realization is assured beyond a reasonable doubt. Change orders that are unapproved as to both price and scope are evaluated as claims.

Claims are amounts in excess of agreed contract prices that we seek to collect from our clients or others for customer-caused delays, errors in specifications and designs, contract terminations, change orders that are either in dispute or are unapproved as to both scope and price, or other causes of unanticipated additional contract costs. Claims are included in total estimated contract revenues when the contract or other evidence provides a legal basis for the claim, when the additional costs are caused by circumstances that were unforeseen at the contract date and are not the result of the deficiencies in the contract performance, when the costs associated with the claim are identifiable, and when the evidence supporting the claim is objective and verifiable. Revenue on claims is recognized only to the extent that contract costs related to the claims have been incurred and when it is probable that the claim will result in a bona fide addition to contract value which can be reliably estimated. No profit is recognized on claims until final settlement occurs. As a result, costs may be recognized in one period while revenues may be recognized when client agreement is obtained or claims resolution occurs, which can be in subsequent periods.

“At-risk” and “Agency” Contracts. The amount of revenues we recognize also depends on whether the contract or project represents an at-risk or an agency relationship between the client and us. Determination of the relationship is based on characteristics of the contract or the relationship with the client. For at-risk relationships where we act as the principal to the transaction, the revenue and the costs of materials, services, payroll, benefits, and other costs are recognized at gross amounts. For agency relationships, where we act as an agent for our client, only the fee revenue is recognized, meaning that direct project costs and the related reimbursement from the client are netted. Revenues from agency contracts and collaborative arrangements were not a material part of revenues for any period presented.

In classifying contracts or projects as either at-risk or agency, we consider the following primary characteristics to be indicative of at-risk relationships: (i) we acquire the related goods and services using our procurement resources, (ii) we assume the risk of loss under the contract and (iii) we are responsible for insurance coverage, employee-related liabilities and the performance of subcontractors.

We consider the following primary characteristics to be indicative of agency relationships: (i) our client owns the work facilities utilized under the contract, (ii) we act as a procurement agent for goods and services acquired with client funds, (iii) our client is invoiced for our fees, (iv) our client is exposed to the risk of loss and maintains insurance coverage, and (v) our client is responsible for employee-related benefit plan liabilities and any remaining liabilities at the end of the contract.

Revenue Recognition, Contract Types

Contract Types

Our contract types include cost-plus, target-price, fixed-price, and time-and-materials contracts. Revenue recognition is determined based on the nature of the service provided, irrespective of the contract type, with engineering, construction and construction-related contracts accounted for under the percentage-of-completion method and service-related contracts accounted for under the proportional performance method.

Cost-Plus Contracts. We enter into four major types of cost-plus contracts. Revenue for the majority of our cost-plus contracts is recognized using the percentage-of-completion method:

Cost-Plus Fixed Fee. Under cost-plus fixed fee contracts, we charge our clients for our costs, including both direct and indirect costs, plus a fixed negotiated fee.

Cost-Plus Fixed Rate. Under our cost-plus fixed rate contracts, we charge clients for our direct costs plus negotiated rates based on our indirect costs.

Cost-Plus Award Fee. Some cost-plus contracts provide for award fees or penalties based on performance criteria in lieu of a fixed fee or fixed rate. Other contracts include a base fee component plus a performance-based award fee. In addition, we may share award fees with subcontractors and/or our employees. We accrue fee sharing as related award fee revenue is earned. We take into consideration the award fee or penalty on contracts when estimating revenues and profit rates, and we record revenues related to the award fees when there is sufficient information to assess anticipated contract performance. On contracts that represent higher than normal risk or technical difficulty, we defer all award fees until an award fee letter is received. Once an award fee letter is received, the estimated or accrued fees are adjusted to the actual award amount.

Cost-Plus Incentive Fee. Some of our cost-plus contracts provide for incentive fees based on performance against contractual milestones. The amount of the incentive fees varies, depending on whether we achieve above-, at- or below-target results. We recognize incentive fees revenues as milestones are achieved, assuming that we will achieve at-target results, unless our estimates indicate our cost at completion to be significantly above or below target.

Target-Price Contracts. Under our target-price contracts, project costs are reimbursable. Our fee is established against a target budget that is subject to changes in project circumstances and scope. Should the project costs exceed the target budget within the agreed-upon scope, we generally degrade a portion of our fee or profit to mitigate the excess cost; however, the customer reimburses us for the costs that we incur if costs continue to escalate beyond our expected fee. If the project costs are less than the target budget, we generally recover a portion of the project cost savings as additional fee or profit. We recognize revenues on target-price contracts using the percentage-of-completion method.

Fixed-Price Contracts. We enter into two major types of fixed-price contracts:

Firm Fixed-Price (“FFP”). Under FFP contracts, our clients pay us an agreed fixed-amount negotiated in advance for a specified scope of work. We generally recognize revenues on FFP contracts using the percentage-of-completion method. If the nature or circumstances of the contract prevent us from preparing a reliable estimate at completion, we will delay profit recognition until adequate information about the contract's progress becomes available. Prior to completion, our recognized profit margins on any FFP contract depend on the accuracy of our estimates and will increase to the extent that our current estimates of aggregate actual costs are below amounts previously estimated. Conversely, if our current estimated costs exceed prior estimates, our profit margins will decrease and we may realize a loss on a project.

Fixed-Price Per Unit (“FPPU”). Under our FPPU contracts, clients pay us a set fee for each service or production transaction that we complete. We recognize revenues under FPPU contracts as we complete the related service or production transactions for our clients generally using the proportional performance method. Some of our FPPU contracts are subject to maximum contract values.

Time-and-Materials Contracts. Under our time-and-materials contracts, we negotiate hourly billing rates and charge our clients based on the actual time that we spend on a project. In addition, clients reimburse us for our actual out-of-pocket costs of materials and other direct incidental expenditures that we incur in connection with our performance under the contract. The majority of our time-and-material contracts are subject to maximum contract values and, accordingly, revenues under these contracts are generally recognized under the percentage-of-completion method. However, time-and-materials contracts that are service-related contracts are accounted for utilizing the proportional performance method. Revenues on contracts that are not subject to maximum contract values are recognized based on the actual number of hours we spend on the projects plus any actual out-of-pocket costs of materials and other direct incidental expenditures that we incur on the projects. Our time-and-materials contracts also generally include annual billing rate adjustment provisions.

Revenue Recognition, Segmenting And Combining Contracts

Segmenting and Combining Contracts

Occasionally a contract may include several elements or phases, each of which was negotiated separately with our client and agreed to be performed without regard to the performance of others. We follow the criteria set forth in the accounting guidance when combining and segmenting contracts. When combining contracts, revenues and profits are earned and reported uniformly over the performance of the combined contracts. When segmenting contracts, we assign revenues and costs to the different elements or phases to achieve different rates of profitability based on the relative value of each element or phase to the estimated contract revenues. Values assigned to the segments are based on our normal historical prices and terms of such services to other clients. Also, a group of contracts may be so closely related that they are, in effect, part of a single project with an overall profit margin.

Accounts Receivable And Costs And Accrued Earnings In Excess Of Billings On Contracts

Accounts Receivable and Costs and Accrued Earnings in Excess of Billings on Contracts

Accounts receivable in the accompanying Consolidated Balance Sheets are primarily comprised of amounts billed to clients for services already provided, but which have not yet been collected. Occasionally, under the terms of specific contracts, we are permitted to submit invoices in advance of providing our services to our clients and, to the extent they have not been collected, these amounts are also included in accounts receivable.

Costs and accrued earnings in excess of billings on contracts (also referred to as “Unbilled Accounts Receivable”) in the accompanying Consolidated Balance Sheets represent unbilled amounts earned and reimbursable under contracts. These amounts become billable according to the contract terms, which usually consider the passage of time, achievement of milestones or completion of the project. Generally, such unbilled amounts will be billed and collected over the next twelve months.

Accounts receivable and costs and accrued earnings in excess of billings on contracts include certain amounts recognized related to unapproved change orders (amounts representing the value of proposed contract modifications, but which are unapproved as to either price or scope) and claims, (change orders that are unapproved as to both price and scope) that have not been collected and, in the case of balances included in costs and accrued earnings in excess of billings on contracts, may not be billable until an agreement or, in the case of claims, a settlement is reached. Most of those balances are not material and are typically resolved in the ordinary course of business.

Billings In Excess Of Costs And Accrued Earnings On Contracts

Billings in Excess of Costs and Accrued Earnings on Contracts

Billings in excess of costs and accrued earnings on contracts in the accompanying Consolidated Balance Sheets is comprised of cash collected from clients and billings to clients on contracts in advance of work performed, advance payments negotiated as a contract condition, estimated losses on uncompleted contracts, normal profit liabilities, project-related legal liabilities; and other project-related reserves. The majority of the unearned project-related costs will be earned over the next twelve months.

We record provisions for estimated losses on uncompleted contracts in the period in which such losses become probable. The cumulative effects of revisions to contract revenues and estimated completion costs are recorded in the accounting period in which the amounts become probable and can be reasonably estimated. These revisions can include such items as the effects of change orders and claims, warranty claims, liquidated damages or other contractual penalties, adjustments for audit findings on U.S. or other government contracts and contract closeout settlements.

Receivable Allowances	Receivable Allowances We reduce our accounts receivable and costs and accrued earnings in excess of billings on contracts by estimating an allowance for amounts that may become uncollectible or unrealizable in the future. We determine our estimated allowance for uncollectible amounts based on management’s judgments regarding our operating performance related to the adequacy of the services performed or products delivered, the status of change orders and claims, our experience settling change orders and claims and the financial condition of our clients, which may be dependent on the type of client and current economic conditions to which the client may be subject.
Classification Of Current Assets And Liabilities

Classification of Current Assets and Liabilities

Our accounts receivable include retentions associated with long-term contracts, which are generally not billable until near or at the completion of the projects or milestones and/or delivery of services. For contracts with terms that exceed one year, retentions are generally billed beyond a year from the service date. Our Unbilled Accounts Receivable include amounts related to milestone payment clauses, which may provide for payments to be received beyond a year from the date the Unbilled Accounts Receivable are recognized. Unbilled Accounts Receivable related to performance-based incentives that we do not expect to bill within twelve months of the balance sheet date are included in “Other long-term assets.” Based on our historical experience, we generally consider the collection risk related to these amounts to be low. When events or conditions indicate that the amounts outstanding may become uncollectible, an allowance is estimated and recorded.

Subcontractor payables, subcontractor retentions, and billings in excess of costs and accrued earnings on contracts each contain amounts that, depending on contract performance, resolution of U.S. government contract audits, negotiations, change orders, claims or changes in facts and circumstances, may not require payment within one year.

Accounts receivable – retentions represent amounts billed to clients for services performed that, by the underlying contract terms, will not be paid until the projects meet contractual milestones, or are at or near completion. Correspondingly, subcontractors payable – retentions represent amounts billed to us by subcontractors for services performed that, by their underlying contract terms, do not require payment by us until the projects are at or near completion.

Accounts payable and subcontractors payable include our estimate of incurred but unbilled subcontractor costs.

Concentrations Of Credit Risk

Concentrations of Credit Risk

Our accounts receivable and costs and accrued earnings in excess of billings on contracts are potentially subject to concentrations of credit risk. Our credit risk on accounts receivable is limited due to the large number of contracts for clients that comprise our customer base and their dispersion across different business and geographic areas. We estimate and maintain an allowance for potential uncollectible accounts, and such estimates have historically been within management's expectations. See Note 4, “Accounts Receivable and Costs and Accrued Earnings in Excess of Billings on Contracts” for more details. Our cash and cash equivalents are maintained in accounts held by major banks and financial institutions located primarily in North America, Europe and Asia Pacific.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include all highly liquid investments with maturities of 90 days or less at the date of purchase and include interest-bearing bank deposits and money market funds. At December 28, 2012 and December 30, 2011, restricted cash balances were $17.1 million and $21.0 million, respectively. These amounts were included in “Other current assets” on our Consolidated Balance Sheets. For cash held by our consolidated joint ventures, see Note 6, “Joint Ventures.”

Derivative Instruments

Derivative Instruments

We are exposed to the risk of changes in interest rates on our long-term debt. Sometimes, we manage this risk through the use of derivative instruments. All derivative financial instruments are recorded on the balance sheet at fair value. At dates entered into, the derivatives hedge the variability in cash flows received or paid in connection with a recorded asset or liability.

Changes in the fair value of cash flow hedges are recorded in other comprehensive income until earnings are affected by the variability of cash flows of the hedged transactions. We would discontinue hedge accounting prospectively when the derivatives are no longer effective in offsetting changes in cash flows of the hedged items, the derivatives are sold or terminated or it is no longer probable that the forecasted transactions will occur. Cash flows resulting from derivatives that are accounted for as hedges may be classified in the same category as the cash flows from the items being hedged.

We use derivative instruments only for risk management purposes and not for speculation or trading. The amount, maturity, and other specifics of the hedge, if any, are determined by the specific derivative instrument. If a derivative contract is entered into, we either determine that it is an economic hedge or we designate the derivative as a cash flow or fair value hedge. We formally document all relationships between hedging instruments and the hedged items, as well as our risk management objectives and strategies for undertaking various hedged transactions. For those derivatives designated as cash flow or fair value hedges, we formally assess, both at the derivatives' inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in the hedged items. The ineffective portion of hedging transactions is recognized in current income.

Fair Value Measurement

Fair Value Measurement

We determine the fair values of our financial instruments, including debt instruments and pension and post-retirement plan assets based on inputs or assumptions that market participants would use in pricing an asset or a liability. We categorize our instruments using a valuation hierarchy for disclosure of the inputs used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows: Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities; Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument; Level 3 inputs are unobservable inputs based on our own assumptions used to measure assets and liabilities at fair value. The classification of a financial asset or liability within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

The recorded values of cash and cash equivalents, accounts receivable, and accounts payable approximate fair values based on their short-term nature.

Our long-term debt includes both floating-rate and fixed rate instruments. See Note 11, “Fair Value of Debt Instruments and Derivative Instruments,” for additional disclosure.

Our fair value measurement methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Although we believe our valuation methods are appropriate and consistent with those used by other market participants, the use of different methodologies or assumptions to determine fair value could result in a different fair value measurement at the reporting date.

Inventory

Inventory

Inventory is stated at cost (first-in, first-out or average cost), but not in excess of net realizable value. Net realizable value represents the estimated selling price for inventory less the estimated costs of completion and the estimated costs associated with the sale. The cost of inventory includes expenditures incurred in acquiring the inventory, production or conversion costs, and other costs incurred in bringing the inventory items to their existing location and condition. For fabricated inventory and work in progress, cost includes overhead allocated based on normal operating capacity. A write down for excess or inactive inventory is recorded based upon an analysis that considers current inventory levels, historical usage patterns, future sales expectations and salvage value. See Note 5, “Inventory,” for additional disclosure.

Property And Equipment

Property and Equipment

Property and equipment are stated at cost. In the year assets are retired or otherwise disposed of, the costs and related accumulated depreciation are removed from the accounts and any gain or loss on disposal is reflected in the Consolidated Statement of Operations. Depreciation is provided on the straight-line and the declining methods using estimated useful lives less residual value. Leasehold improvements are amortized over the length of the lease or estimated useful life, whichever is less. We capitalize our repairs- and maintenance-related costs that extend the estimated useful lives of property and equipment; otherwise, repairs- and maintenance-related costs are expensed. Whenever events or changes in circumstances indicate that the carrying amount of long-lived assets may not be recoverable, we compare the carrying value to the fair value, which is measured using the prices in active markets for similar assets, and recognize the difference as an impairment loss. See Note 7, “Property and Equipment,” for additional disclosure.

Internal-Use Computer Software

Internal-Use Computer Software

We expense or capitalize costs associated with the development of internal-use software as follows:

Preliminary Project Stage: Both internal and external costs incurred during this stage are expensed as incurred.

Application Development Stage: Both internal and external costs incurred to purchase and develop computer software are capitalized after the preliminary project stage is completed and management authorizes the computer software project. However, training costs and the process of data conversion from the old system to the new system, which includes purging or cleansing of existing data, reconciliation or balancing of old data to the converted data in the new system, are expensed as incurred.

Post-Implementation/Operation Stage: All training costs and maintenance costs incurred during this stage are expensed as incurred.

Costs of upgrades and enhancements are capitalized if the expenditures will result in adding functionality to the software. Capitalized software costs are depreciated using the straight-line method over the estimated useful life of the related software, which may be up to ten years.

Goodwill And Intangible Assets

Goodwill and Intangible Assets

We amortize our intangible assets based on the period over which the contractual or economic benefits of the intangible assets are expected to be realized. We assess our intangible assets for impairment whenever events or changes in circumstances indicate that the carrying value of an intangible asset may not be recoverable. Examples of such events are i) significant adverse changes in its market value, useful life, physical condition, or in the business climate that could affect its value; ii) a current-period operating or cash flow losses or a projection or forecast that demonstrates continuing losses associated with the use of the intangible asset; or iii) a current expectation that, more likely than not, the intangible asset will be sold or otherwise disposed of before the end of its previously estimated useful life.

Goodwill represents the excess of the cost of an acquired entity over the net of the amounts assigned to assets acquired and liabilities assumed. We assess our goodwill for impairment at least annually as of the end of the first month following our September reporting period or whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable.

We believe the methodology that we use to review impairment of goodwill, which includes a significant amount of judgment and estimates, provides us with a reasonable basis to determine whether impairment has occurred. However, many of the factors employed in determining whether our goodwill is impaired are outside of our control and it is reasonably likely that assumptions and estimates will change in future periods. These changes could result in future impairments.

Goodwill impairment reviews involve a two-step process. The first step is a comparison of each reporting unit's fair value to its carrying value. We estimate fair value using discounted cash flow analyses, referred to as the income approach. The income approach uses a reporting unit's projection of estimated cash flows and discounts those back to the present using a weighted-average cost of capital that reflects current market conditions. To arrive at our cash flow projections, we consider estimates of economic and market activity over a projection period of ten years, management's expectations of growth rates in revenues, costs, estimates of future expected changes in operating margins and capital expenditures. Other significant estimates and assumptions include long-term growth rates and changes in future working capital requirements.

We also consider indications obtained from the market approach. We applied market multiples derived from stock market prices of companies that are engaged in the same or similar lines of business as our reporting units and that are actively traded on a free and open market, or applied market multiples derived from transactions of significant interests in companies engaged in the same or similar lines of business as our reporting units, to the corresponding measure of financial performance for our reporting units produces estimates of value at the noncontrolling marketable level.

In reaching our final estimate of value, we considered the fair values derived from using both the income and market approaches. We gave primary weight to the income approach because it was deemed to be the most applicable.

When performing our impairment analysis, we also reconcile the sum of the fair values of our reporting units with our market capitalization to determine if the sum reasonably reconciles with the external market indicators. If our reconciliation indicates a significant difference between our external market capitalization and the sum of the fair values of our reporting units, we review and adjust the assumptions employed in our analysis, and examine if the implied control premium is reasonable in light of current market conditions.

If the carrying value of the reporting unit is higher than its fair value, there is an indication that impairment may exist and the second step must be performed to measure the amount of impairment. The amount of impairment is determined by comparing the implied fair value of the reporting unit's goodwill to the carrying value of the goodwill calculated in the same manner as if the reporting unit were being acquired in a business combination. If the implied fair value of goodwill is less than the recorded goodwill, we would record an impairment charge for the difference.

There are several instances that may cause us to further test our goodwill for impairment between the annual testing periods including: (i) continued deterioration of market and economic conditions that may adversely impact our ability to meet our projected results; (ii) declines in our stock price caused by continued volatility in the financial markets that may result in increases in our weighted-average cost of capital or other inputs to our goodwill assessment; and (iii) the occurrence of events that may reduce the fair value of a reporting unit below its carrying amount, such as the sale of a significant portion of one or more of our reporting units.

If our goodwill were impaired, we would be required to record a non-cash charge that could have a material adverse effect on our consolidated financial statements.

See Note 9, “Goodwill and Intangible Assets,” for more disclosure about our test for goodwill impairment.

Self-Insurance Reserves

Self-insurance Reserves

Self-insurance reserves represent reserves established as a result of insurance programs under which we self-insure portions of our business risks. We carry substantial premium-paid, traditional risk transfer insurance for our various business risks; however, we self-insure and establish reserves for the retentions on workers' compensation insurance, general liability, automobile liability, and professional errors and omissions liability.

Foreign Currency Translation

Foreign Currency Translation

We determine the functional currency of our international operating entities based upon the currency of the primary environment in which they operate. Where the functional currency is not the U.S. dollar, translation of assets and liabilities to U.S. dollars is based on exchange rates at the balance sheet date. Translation of revenue and expenses to U.S. dollars is based on the average rate during the period. Foreign currency differences arising from transactions denominated in currencies other than the functional currency, such as selling services or purchasing materials, results in transaction gains or losses, and are generally included in results of operations.

Foreign currency differences arising from the translation of intercompany loans from a foreign currency into the functional currency of an entity, which are of a long-term investment nature (that is, settlement is not planned or anticipated in the foreseeable future) are recorded in “Accumulated other comprehensive income (loss)” on our Consolidated Balance Sheets. Foreign currency differences arising from the translation of other intercompany loans are recorded in “Other income (expense)” on our Consolidated Statements of Operations.

Income Taxes

Income Taxes

We use the asset and liability approach for financial accounting and reporting for income taxes. We file income, franchise, gross receipts and similar tax returns in many jurisdictions. Our tax returns are subject to audit by the Internal Revenue Service, most states in the U.S., and by various government agencies representing many jurisdictions outside the U.S. We estimate and provide for additional income taxes that may be assessed by the various taxing authorities. Deferred income tax assets and liabilities are computed annually for differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Income tax expense is the amount of tax payable for the period plus or minus the change in deferred tax assets and liabilities during the period. See Note 13, “Income Taxes,” for additional disclosure.

Valuation allowances based on our judgments and estimates are established when necessary to reduce deferred tax assets to the amount expected to be realized and based on expected future operating results and available tax alternatives. Our estimates are based on facts and circumstances in existence as well as interpretations of existing tax regulations and laws applied to the facts and circumstances. Management believes that realization of deferred tax assets in excess of the valuation allowance is more likely than not.

Pension Plans And Post-retirement Benefits

Pension Plans and Post-retirement Benefits

We account for our defined benefit pension plans and post-retirement benefits using actuarial valuations that are based on assumptions, including discount rates, long-term rates of return on plan assets, and rates of change in participant compensation levels. We evaluate the funded status of each of our defined benefit pension plans and post-retirement benefit plans using these assumptions, consider applicable regulatory requirements, tax deductibility, reporting considerations and other relevant factors, and thereby, determine the appropriate funding level for each period. The discount rate used to calculate the present value of the pension and post-retirement benefit obligations is assessed at least annually. The discount rate represents the rate inherent in the price at which the plans' obligations are intended to be settled at the measurement date. See Note 14, “Employee Retirement and Post-Retirement Benefit Plans,” for additional disclosure.

Noncontrolling Interests

Noncontrolling interests

Noncontrolling interests represent the equity investments of the minority owners in our joint ventures and other subsidiary entities that we consolidate in our financial statements.

Business Combinations

Business Combinations

We account for business combinations under the purchase accounting method. The cost of an acquired company is assigned to the tangible and intangible assets purchased and the liabilities assumed on the basis of their fair values at the date of acquisition. The determination of fair values of assets and liabilities acquired requires us to make estimates and use valuation techniques when market value is not readily available. Any excess of purchase price over the fair value of net tangible and intangible assets acquired is allocated to goodwill. The transaction costs associated with business combinations are expensed as they are incurred. See Note 8, “Acquisitions,” for more information.

Reclassifications

Reclassifications

We made reclassifications to the prior year's financial statements to conform them to the current period's presentation. These reclassifications have no effect on our consolidated net assets or net cash flows. In particular, we reclassified from “Costs and accrued earnings in excess of billings on contracts” to “Other long-term assets” those unbilled receivables related to performance-based incentives that we do not expect to bill within twelve months of the balance sheet date.

BUSINESS, BASIS OF PRESENTATION AND ACCOUNTING POLICIES (TABLES)	12 Months Ended
	Dec. 28, 2012	Dec. 30, 2011	Dec. 31, 2010
Revision of Previously Issued Financial Statements [Abstract]
Revision of Previously Issued Financial Statements [Table Text Block]
	As of December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Balance Sheet Data:

As Reported
ASSETS
Current assets:
Cash and cash equivalents	$14.4	$—	$16.3	$285.4	$(1.6)	$314.5
Accounts receivable, including retentions	—	—	771.2	811.8	(28.2)	1,554.8
Costs and accrued earnings in excess of billings on contracts	—	—	876.9	515.7	(8.3)	1,384.3
Less receivable allowances	—	—	(29.1)	(40.6)	—	(69.7)
Net accounts receivable	—	—	1,619.0	1,286.9	(36.5)	2,869.4
Intercompany accounts receivable	1,765.8	22.4	4,248.9	1,530.6	(7,567.7)	—
Deferred tax assets	6.8	—	60.3	0.5	—	67.6
Inventory	—	—	5.5	56.0	—	61.5
Other current assets	38.2	—	65.5	111.3	(10.8)	204.2
Total current assets	1,825.2	22.4	6,015.5	3,270.7	(7,616.6)	3,517.2
Investments in and advances to subsidiaries and unconsolidated joint ventures	5,400.5	20.7	1,812.0	258.9	(7,213.8)	278.3
Property and equipment at cost, net	26.9	—	159.7	500.9	—	687.5
Intangible assets, net	0.2	—	223.5	468.5	—	692.2
Goodwill	—	—	1,778.7	1,468.4	—	3,247.1
Other long-term assets	22.4	—	231.3	115.3	(4.8)	364.2
Total assets	$7,275.2	$43.1	$10,220.7	$6,082.7	$(14,835.2)	$8,786.5
LIABILITIES AND EQUITY
Current liabilities:
Current portion of long-term debt	$18.9	$—	$10.0	$42.9	$—	$71.8
Accounts payable and subcontractors payable, including retentions	4.1	—	382.8	454.8	(38.2)	803.5
Accrued salaries and employee benefits	41.1	—	362.6	155.1	—	558.8
Billings in excess of costs and accrued earnings on contracts	—	—	146.4	143.0	(0.3)	289.1
Intercompany accounts payable	3,138.3	14.7	3,109.1	1,305.6	(7,567.7)	—
Short-term intercompany notes payable	14.3	—	20.0	599.2	(633.5)	—
Other current liabilities	59.4	8.6	146.3	74.0	(10.5)	277.8
Total current liabilities	3,276.1	23.3	4,177.2	2,774.6	(8,250.2)	2,001.0
Long-term debt	952.2	699.6	16.9	323.8	—	1,992.5
Deferred tax liabilities	—	—	247.6	85.5	(4.8)	328.3
Self-insurance reserves	—	—	18.3	111.5	—	129.8
Pension and post-retirement benefit obligations	—	—	185.4	115.5	—	300.9
Long-term intercompany notes payable	—	—	561.7	687.8	(1,249.5)	—
Other long-term liabilities	2.9	—	197.0	71.1	—	271.0
Total liabilities	4,231.2	722.9	5,404.1	4,169.8	(9,504.5)	5,023.5
Intercompany notes receivable	(577.1)	(687.8)	(583.8)	(34.3)	1,883.0	—
Total URS stockholders' equity	3,044.0	(679.8)	4,816.6	1,771.0	(5,330.7)	3,621.1
Noncontrolling interests	—	—	—	141.9	—	141.9
Total stockholders' equity	3,044.0	(679.8)	4,816.6	1,912.9	(5,330.7)	3,763.0
Total liabilities and stockholders' equity	$7,275.2	$43.1	$10,220.7	$6,082.7	$(14,835.2)	$8,786.5

	As of December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
ASSETS
Current assets:
Accounts receivable, including retentions	$—	$—	$0.1	$—	$(0.1)	$—
Net accounts receivable	—	—	0.1	—	(0.1)	—
Intercompany accounts receivable	27.4	—	(315.8)	(261.6)	550.0	—
Total current assets	27.4	—	(315.7)	(261.6)	549.9	—
Investments in and advances to subsidiaries and unconsolidated joint ventures	0.1	—	0.2	(16.7)	16.4	—
Intangible assets, net	—	—	(0.2)	0.2	—	—
Other long-term assets	(0.1)	—	—	(0.2)	0.3	—
Total assets	27.4	—	(315.7)	(278.3)	566.6	—
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable and subcontractors payable, including retentions	0.1	—	(0.1)	—	—	—
Accrued salaries and employee benefits	(0.1)	—	0.1	—	—	—
Billings in excess of costs and accrued earnings on contracts	—	—	(0.1)	—	0.1	—
Intercompany accounts payable	27.4	—	(315.7)	(261.7)	550.0	—
Short-term intercompany notes payable	—	—	—	(577.6)	577.6	—
Other current liabilities	0.1	—	(0.1)	4.0	(4.0)	—
Total current liabilities	27.5	—	(315.9)	(835.3)	1,123.7	—
Deferred tax liabilities	—	—	(0.1)	0.1	—	—
Long-term intercompany notes payable	—	—	—	577.6	(577.6)	—
Other long-term liabilities	(0.1)	—	0.1	—	—	—
Total liabilities	27.4	—	(315.9)	(257.6)	546.1	—
Total URS stockholders' equity	—	—	0.2	(20.7)	20.5	—
Total stockholders' equity	—	—	0.2	(20.7)	20.5	—
Total liabilities and stockholders' equity	27.4	—	(315.7)	(278.3)	566.6	—

	As of December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
ASSETS
Current assets:
Cash and cash equivalents	$14.4	$—	$16.3	$285.4	$(1.6)	$314.5
Accounts receivable, including retentions	—	—	771.3	811.8	(28.3)	1,554.8
Costs and accrued earnings in excess of billings on contracts	—	—	876.9	515.7	(8.3)	1,384.3
Less receivable allowances	—	—	(29.1)	(40.6)	—	(69.7)
Net accounts receivable	—	—	1,619.1	1,286.9	(36.6)	2,869.4
Intercompany accounts receivable	1,793.2	22.4	3,933.1	1,269.0	(7,017.7)	—
Deferred tax assets	6.8	—	60.3	0.5	—	67.6
Inventory	—	—	5.5	56.0	—	61.5
Other current assets	38.2	—	65.5	111.3	(10.8)	204.2
Total current assets	1,852.6	22.4	5,699.8	3,009.1	(7,066.7)	3,517.2
Investments in and advances to subsidiaries and unconsolidated joint ventures	5,400.6	20.7	1,812.2	242.2	(7,197.4)	278.3
Property and equipment at cost, net	26.9	—	159.7	500.9	—	687.5
Intangible assets, net	0.2	—	223.3	468.7	—	692.2
Goodwill	—	—	1,778.7	1,468.4	—	3,247.1
Other long-term assets	22.3	—	231.3	115.1	(4.5)	364.2
Total assets	$7,302.6	$43.1	$9,905.0	$5,804.4	$(14,268.6)	$8,786.5
LIABILITIES AND EQUITY
Current liabilities:
Current portion of long-term debt	$18.9	$—	$10.0	$42.9	$—	$71.8
Accounts payable and subcontractors payable, including retentions	4.2	—	382.7	454.8	(38.2)	803.5
Accrued salaries and employee benefits	41.0	—	362.7	155.1	—	558.8
Billings in excess of costs and accrued earnings on contracts	—	—	146.3	143.0	(0.2)	289.1
Intercompany accounts payable	3,165.7	14.7	2,793.4	1,043.9	(7,017.7)	—
Short-term intercompany notes payable	14.3	—	20.0	21.6	(55.9)	—
Other current liabilities	59.5	8.6	146.2	78.0	(14.5)	277.8
Total current liabilities	3,303.6	23.3	3,861.3	1,939.3	(7,126.5)	2,001.0
Long-term debt	952.2	699.6	16.9	323.8	—	1,992.5
Deferred tax liabilities	—	—	247.5	85.6	(4.8)	328.3
Self-insurance reserves	—	—	18.3	111.5	—	129.8
Pension and post-retirement benefit obligations	—	—	185.4	115.5	—	300.9
Long-term intercompany notes payable	—	—	561.7	1,265.4	(1,827.1)	—
Other long-term liabilities	2.8	—	197.1	71.1	—	271.0
Total liabilities	4,258.6	722.9	5,088.2	3,912.2	(8,958.4)	5,023.5
Intercompany notes receivable	(577.1)	(687.8)	(583.8)	(34.3)	1,883.0	—
Total URS stockholders' equity	3,044.0	(679.8)	4,816.8	1,750.3	(5,310.2)	3,621.1
Noncontrolling interests	—	—	—	141.9	—	141.9
Total stockholders' equity	3,044.0	(679.8)	4,816.8	1,892.2	(5,310.2)	3,763.0
Total liabilities and stockholders' equity	$7,302.6	$43.1	$9,905.0	$5,804.4	$(14,268.6)	$8,786.5

	For the Year Ended December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Statement of Operations Data:

As Reported
Revenues	$—	$—	$6,713.8	$4,420.9	$(162.2)	$10,972.5
Cost of revenues	—	—	(6,305.0)	(4,151.7)	162.2	(10,294.5)
General and administrative expenses	(83.2)	—	—	(0.4)	—	(83.6)
Acquisition-related expenses	(6.7)	—	—	(9.4)	—	(16.1)
Equity in income (loss) in subsidiaries	297.8	20.7	149.6	8.0	(476.1)	—
Equity in income of unconsolidated joint ventures	—	—	21.5	86.1	—	107.6
Operating income (loss)	207.9	20.7	579.9	353.5	(476.1)	685.9
Interest expense	110.8	(20.3)	(107.4)	(53.8)	—	(70.7)
Other income (expenses)	(0.3)	—	—	0.8	—	0.5
Income (loss) before income taxes	318.4	0.4	472.5	300.5	(476.1)	615.7
Income tax benefit (expense)	(7.8)	7.6	(174.7)	(15.0)	—	(189.9)
Net income (loss) including noncontrolling interests	310.6	8.0	297.8	285.5	(476.1)	425.8
Noncontrolling interests in income of consolidated subsidiaries	—	—	—	(115.2)	—	(115.2)
Net income (loss) attributable to URS	$310.6	$8.0	$297.8	$170.3	$(476.1)	$310.6
Comprehensive income (loss) attributable to URS	$308.2	$8.0	$283.2	$191.5	$(482.7)	$308.2

	For the Year Ended December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
Equity in income (loss) in subsidiaries	$—	$—	$—	$(20.7)	$20.7	$—
Intercompany royalty and general and administrative charges	140.6	—	(122.3)	(18.3)	—	—
Operating income (loss)	140.6	—	(122.3)	(39.0)	20.7	—
Interest expense	(147.0)	(2.6)	106.6	43.0	—	—
Intercompany interest income	7.8	2.6	23.0	2.0	(35.4)	—
Intercompany interest expense	(1.4)	—	(7.3)	(26.7)	35.4	—
Income (loss) before income taxes	—	—	—	(20.7)	20.7	—
Net income (loss) including noncontrolling interests	—	—	—	(20.7)	20.7	—
Net income (loss) attributable to URS	—	—	—	(20.7)	20.7	—
Comprehensive income (loss) attributable to URS	—	—	(0.7)	(20.7)	21.4	—

	For the Year Ended December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
Revenues	$—	$—	$6,713.8	$4,420.9	$(162.2)	$10,972.5
Cost of revenues	—	—	(6,305.0)	(4,151.7)	162.2	(10,294.5)
General and administrative expenses	(83.2)	—	—	(0.4)	—	(83.6)
Acquisition-related expenses	(6.7)	—	—	(9.4)	—	(16.1)
Equity in income (loss) in subsidiaries	297.8	20.7	149.6	(12.7)	(455.4)	—
Equity in income of unconsolidated joint ventures	—	—	21.5	86.1	—	107.6
Intercompany royalty and general and administrative charges	140.6	—	(122.3)	(18.3)	—	—
Operating income (loss)	348.5	20.7	457.6	314.5	(455.4)	685.9
Interest expense	(36.2)	(22.9)	(0.8)	(10.8)	—	(70.7)
Intercompany interest income	7.8	2.6	23.0	2.0	(35.4)	—
Intercompany interest expense	(1.4)	—	(7.3)	(26.7)	35.4	—
Other income (expenses)	(0.3)	—	—	0.8	—	0.5
Income (loss) before income taxes	318.4	0.4	472.5	279.8	(455.4)	615.7
Income tax benefit (expense)	(7.8)	7.6	(174.7)	(15.0)	—	(189.9)
Net income (loss) including noncontrolling interests	310.6	8.0	297.8	264.8	(455.4)	425.8
Noncontrolling interests in income of consolidated subsidiaries	—	—	—	(115.2)	—	(115.2)
Net income (loss) attributable to URS	$310.6	$8.0	$297.8	$149.6	$(455.4)	$310.6
Comprehensive income (loss) attributable to URS	$308.2	$8.0	$282.5	$170.8	$(461.3)	$308.2

	For the Year Ended December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Statement of Cash Flows Data:

As Reported
Net cash from operating activities	$34.2	$—	$38.6	$280.7	$76.7	$430.2
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	—	—	—	(1,345.7)	—	(1,345.7)
Proceeds from disposal of property and equipment	—	—	—	25.3	—	25.3
Payments in settlement of foreign currency forward contracts	(1,260.6)	—	—	—	—	(1,260.6)
Receipts in settlement of foreign currency forward contracts	1,260.3	—	—	—	—	1,260.3
Investments in unconsolidated joint ventures	—	—	(4.3)	(0.1)	—	(4.4)
Changes in restricted cash	—	—	—	3.9	—	3.9
Capital expenditures, less equipment purchased through capital leases and equipment notes	(11.4)	—	(34.6)	(79.4)	—	(125.4)
Dividends received	—	—	0.1	—	(0.1)	—
Net intercompany investing activities	912.5	—	782.2	544.3	(2,239.0)	—
Net cash from investing activities	900.8	—	743.4	(851.7)	(2,239.1)	(1,446.6)
Cash flows from financing activities:
Borrowings from long-term debt	998.9	—	—	—	—	998.9
Payments on long-term debt	(30.0)	—	(5.7)	(2.3)	—	(38.0)
Borrowings from revolving line of credit	560.0	—	—	101.6	—	661.6
Payments on revolving line of credit	(583.6)	—	—	—	—	(583.6)
Net payments under foreign lines of credit and short-term notes	(0.8)	—	(0.2)	(19.5)	—	(20.5)
Net change in overdrafts	—	—	50.1	6.0	(1.6)	54.5
Payments on capital lease obligations	(0.8)	—	(4.9)	(8.9)	—	(14.6)
Payments of debt issuance costs	(8.8)	—	—	—	—	(8.8)
Excess tax benefits from stock-based compensation	0.1	—	—	—	—	0.1
Proceeds from employee stock purchases and exercises of stock options	8.9	—	—	—	—	8.9
Distributions to noncontrolling interests	—	—	—	(83.8)	—	(83.8)
Contributions and advances from noncontrolling interests	—	—	—	2.3	—	2.3
Dividends paid	(44.7)	—	—	(0.1)	0.1	(44.7)
Repurchases of common stock	(40.0)	—	—	—	—	(40.0)
Net intercompany financing activities	(1,973.6)	—	(829.4)	564.0	2,239.0	—
Net cash from financing activities	(1,114.4)	—	(790.1)	559.3	2,237.5	892.3
Net change in cash and cash equivalents	(179.4)	—	(8.1)	(11.7)	75.1	(124.1)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	2.6	—	2.6
Cash and cash equivalents at beginning of period	193.8	—	24.4	294.5	(76.7)	436.0
Cash and cash equivalents at end of period	$14.4	$—	$16.3	$285.4	$(1.6)	$314.5

	For the Year Ended December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
Net cash from operating activities	$(0.1)	$—	$—	$0.1	$—	$—
Cash flows from investing activities:
Net intercompany investing activities	30.1	—	75.5	39.2	(144.8)	—
Net cash from investing activities	30.1	—	75.5	39.2	(144.8)	—
Cash flows from financing activities:
Net intercompany financing activities	(30.1)	—	(75.5)	(39.2)	144.8	—
Net cash from financing activities	(30.1)	—	(75.5)	(39.2)	144.8	—
Net change in cash and cash equivalents	(0.1)	—	—	0.1	—	—
Cash and cash equivalents at beginning of period	0.1	—	—	(0.1)	—	—
Cash and cash equivalents at end of period	$(0.0)	$—	$—	$—	$—	$—

	For the Year Ended December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
Net cash from operating activities	$34.1	$—	$38.6	$280.8	$76.7	$430.2
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	—	—	—	(1,345.7)	—	(1,345.7)
Proceeds from disposal of property and equipment	—	—	—	25.3	—	25.3
Payments in settlement of foreign currency forward contracts	(1,260.6)	—	—	—	—	(1,260.6)
Receipts in settlement of foreign currency forward contracts	1,260.3	—	—	—	—	1,260.3
Investments in unconsolidated joint ventures	—	—	(4.3)	(0.1)	—	(4.4)
Changes in restricted cash	—	—	—	3.9	—	3.9
Capital expenditures, less equipment purchased through capital leases and equipment notes	(11.4)	—	(34.6)	(79.4)	—	(125.4)
Dividends received	—	—	0.1	—	(0.1)	—
Net intercompany investing activities	942.6	—	857.7	583.5	(2,383.8)	—
Net cash from investing activities	930.9	—	818.9	(812.5)	(2,383.9)	(1,446.6)
Cash flows from financing activities:
Borrowings from long-term debt	998.9	—	—	—	—	998.9
Payments on long-term debt	(30.0)	—	(5.7)	(2.3)	—	(38.0)
Borrowings from revolving line of credit	560.0	—	—	101.6	—	661.6
Payments on revolving line of credit	(583.6)	—	—	—	—	(583.6)
Net payments under foreign lines of credit and short-term notes	(0.8)	—	(0.2)	(19.5)	—	(20.5)
Net change in overdrafts	—	—	50.1	6.0	(1.6)	54.5
Payments on capital lease obligations	(0.8)	—	(4.9)	(8.9)	—	(14.6)
Payments of debt issuance costs	(8.8)	—	—	—	—	(8.8)
Excess tax benefits from stock-based compensation	0.1	—	—	—	—	0.1
Proceeds from employee stock purchases and exercises of stock options	8.9	—	—	—	—	8.9
Distributions to noncontrolling interests	—	—	—	(83.8)	—	(83.8)
Contributions and advances from noncontrolling interests	—	—	—	2.3	—	2.3
Dividends paid	(44.7)	—	—	(0.1)	0.1	(44.7)
Repurchases of common stock	(40.0)	—	—	—	—	(40.0)
Net intercompany financing activities	(2,003.7)	—	(904.9)	524.8	2,383.8	—
Net cash from financing activities	(1,144.5)	—	(865.6)	520.1	2,382.3	892.3
Net change in cash and cash equivalents	(179.5)	—	(8.1)	(11.6)	75.1	(124.1)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	2.6	—	2.6
Cash and cash equivalents at beginning of period	193.9	—	24.4	294.4	(76.7)	436.0
Cash and cash equivalents at end of period	$14.4	$—	$16.3	$285.4	$(1.6)	$314.5

	As of December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Balance Sheet Data:

As Reported
ASSETS
Current assets:
Cash and cash equivalents	$193.8	$—	$24.4	$294.5	$(76.7)	$436.0
Accounts receivable, including retentions	—	—	705.5	456.5	(47.3)	1,114.7
Costs and accrued earnings in excess of billings on contracts	—	—	715.6	425.0	(8.6)	1,132.0
Less receivable allowances	—	—	(24.2)	(18.9)	—	(43.1)
Net accounts receivable	—	—	1,396.9	862.6	(55.9)	2,203.6
Intercompany accounts receivable	2,723.5	—	5,319.1	1,492.4	(9,535.0)	—
Deferred tax assets	3.3	—	54.3	5.4	—	63.0
Inventory	—	—	19.5	—	—	19.5
Other current assets	60.1	—	63.2	59.3	(0.8)	181.8
Total current assets	2,980.7	—	6,877.4	2,714.2	(9,668.4)	2,903.9
Investments in and advances to subsidiaries and unconsolidated joint ventures	5,160.8	—	1,709.2	93.6	(6,855.9)	107.7
Property and equipment at cost, net	20.9	—	154.8	93.7	—	269.4
Intangible assets, net	0.2	—	259.3	262.5	—	522.0
Goodwill	—	—	1,778.7	994.3	—	2,773.0
Other long-term assets	24.3	—	249.6	25.2	(12.5)	286.6
Total assets	$8,186.9	$—	$11,029.0	$4,183.5	$(16,536.8)	$6,862.6
LIABILITIES AND EQUITY
Current liabilities:
Current portion of long-term debt	$9.0	$—	$11.2	$41.3	$—	$61.5
Accounts payable and subcontractors payable, including retentions	4.3	—	456.6	333.7	(135.5)	659.1
Accrued salaries and employee benefits	35.0	—	393.0	99.0	—	527.0
Billings in excess of costs and accrued earnings on contracts	—	—	149.5	161.3	—	310.8
Intercompany accounts payable	4,099.2	—	4,089.2	1,346.6	(9,535.0)	—
Short-term intercompany notes payable	327.8	—	19.3	393.9	(741.0)	—
Other current liabilities	3.5	—	105.6	58.9	8.5	176.5
Total current liabilities	4,478.8	—	5,224.4	2,434.7	(10,403.0)	1,734.9
Long-term debt	714.3	—	16.2	6.5	—	737.0
Deferred tax liabilities	—	—	274.6	14.1	(12.2)	276.5
Self-insurance reserves	—	—	24.6	108.1	—	132.7
Pension and post-retirement benefit obligations	—	—	162.1	113.9	—	276.0
Other long-term liabilities	4.3	—	172.6	44.2	—	221.1
Total liabilities	5,197.4	—	5,874.5	2,721.5	(10,415.2)	3,378.2
Intercompany notes receivable	(387.7)	—	(6.2)	(347.1)	741.0	—
Total URS stockholders' equity	2,989.5	—	5,154.5	1,354.8	(6,121.6)	3,377.2
Noncontrolling interests	—	—	—	107.2	—	107.2
Total stockholders' equity	2,989.5	—	5,154.5	1,462.0	(6,121.6)	3,484.4
Total liabilities and stockholders' equity	$8,186.9	$—	$11,029.0	$4,183.5	$(16,536.8)	$6,862.6

	As of December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
ASSETS
Current assets:
Cash and cash equivalents	$0.1	$—	$—	$(0.1)	$—	$—
Intercompany accounts receivable	(102.3)	—	(166.8)	—	269.1	—
Total current assets	(102.2)	—	(166.8)	(0.1)	269.1	—
Investments in and advances to subsidiaries and unconsolidated joint ventures	(0.1)	—	—	0.1	—	—
Total assets	(102.3)	—	(166.8)	—	269.1	—
LIABILITIES AND EQUITY
Current liabilities:
Intercompany accounts payable	(102.3)	—	(166.8)	—	269.1	—
Total current liabilities	(102.3)	—	(166.8)	—	269.1	—
Total liabilities	(102.3)	—	(166.8)	—	269.1	—
Total liabilities and stockholders' equity	(102.3)	—	(166.8)	—	269.1	—

	As of December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
ASSETS
Current assets:
Cash and cash equivalents	$193.9	$—	$24.4	$294.4	$(76.7)	$436.0
Accounts receivable, including retentions	—	—	705.5	456.5	(47.3)	1,114.7
Costs and accrued earnings in excess of billings on contracts	—	—	715.6	425.0	(8.6)	1,132.0
Less receivable allowances	—	—	(24.2)	(18.9)	—	(43.1)
Net accounts receivable	—	—	1,396.9	862.6	(55.9)	2,203.6
Intercompany accounts receivable	2,621.2	—	5,152.3	1,492.4	(9,265.9)	—
Deferred tax assets	3.3	—	54.3	5.4	—	63.0
Inventory	—	—	19.5	—	—	19.5
Other current assets	60.1	—	63.2	59.3	(0.8)	181.8
Total current assets	2,878.5	—	6,710.6	2,714.1	(9,399.3)	2,903.9
Investments in and advances to subsidiaries and unconsolidated joint ventures	5,160.7	—	1,709.2	93.7	(6,855.9)	107.7
Property and equipment at cost, net	20.9	—	154.8	93.7	—	269.4
Intangible assets, net	0.2	—	259.3	262.5	—	522.0
Goodwill	—	—	1,778.7	994.3	—	2,773.0
Other long-term assets	24.3	—	249.6	25.2	(12.5)	286.6
Total assets	$8,084.6	$—	$10,862.2	$4,183.5	$(16,267.7)	$6,862.6
LIABILITIES AND EQUITY
Current liabilities:
Current portion of long-term debt	$9.0	$—	$11.2	$41.3	$—	$61.5
Accounts payable and subcontractors payable, including retentions	4.3	—	456.6	333.7	(135.5)	659.1
Accrued salaries and employee benefits	35.0	—	393.0	99.0	—	527.0
Billings in excess of costs and accrued earnings on contracts	—	—	149.5	161.3	—	310.8
Intercompany accounts payable	3,996.9	—	3,922.4	1,346.6	(9,265.9)	—
Short-term intercompany notes payable	327.8	—	19.3	393.9	(741.0)	—
Other current liabilities	3.5	—	105.6	58.9	8.5	176.5
Total current liabilities	4,376.5	—	5,057.6	2,434.7	(10,133.9)	1,734.9
Long-term debt	714.3	—	16.2	6.5	—	737.0
Deferred tax liabilities	—	—	274.6	14.1	(12.2)	276.5
Self-insurance reserves	—	—	24.6	108.1	—	132.7
Pension and post-retirement benefit obligations	—	—	162.1	113.9	—	276.0
Other long-term liabilities	4.3	—	172.6	44.2	—	221.1
Total liabilities	5,095.1	—	5,707.7	2,721.5	(10,146.1)	3,378.2
Intercompany notes receivable	(387.7)	—	(6.2)	(347.1)	741.0	—
Total URS stockholders' equity	2,989.5	—	5,154.5	1,354.8	(6,121.6)	3,377.2
Noncontrolling interests	—	—	—	107.2	—	107.2
Total stockholders' equity	2,989.5	—	5,154.5	1,462.0	(6,121.6)	3,484.4
Total liabilities and stockholders' equity	$8,084.6	$—	$10,862.2	$4,183.5	$(16,267.7)	$6,862.6

	For the Year Ended December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Statement of Operations Data:

As Reported
Revenues	$—	$—	$6,924.6	$3,125.9	$(505.5)	$9,545.0
Cost of revenues	—	—	(6,556.0)	(2,938.3)	505.5	(8,988.8)
General and administrative expenses	(81.2)	—	—	1.7	—	(79.5)
Acquisition-related expenses	—	—	(1.0)	—	—	(1.0)
Restructuring costs	—	—	—	(5.5)	—	(5.5)
Goodwill impairment	—	—	(601.7)	(224.1)	—	(825.8)
Equity in income (loss) in subsidiaries	(487.6)	—	(78.7)	—	566.3	—
Equity in income of unconsolidated joint ventures	—	—	8.6	123.6	—	132.2
Operating income (loss)	(568.8)	—	(304.2)	83.3	566.3	(223.4)
Interest expense	118.1	—	(121.9)	(18.3)	—	(22.1)
Income (loss) before income taxes	(450.7)	—	(426.1)	65.0	566.3	(245.5)
Income tax benefit (expense)	(15.1)	—	(61.5)	(15.2)	—	(91.8)
Net income (loss) including noncontrolling interests	(465.8)	—	(487.6)	49.8	566.3	(337.3)
Noncontrolling interests in income of consolidated subsidiaries	—	—	—	(128.5)	—	(128.5)
Net income (loss) attributable to URS	$(465.8)	$—	$(487.6)	$(78.7)	$566.3	$(465.8)
Comprehensive income (loss) attributable to URS	$(539.7)	$—	$(573.1)	$(135.2)	$708.3	$(539.7)

	For the Year Ended December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
Intercompany royalty and general and administrative charges	$136.9	$—	$(122.6)	$(14.3)	$—	$0.0
Operating income (loss)	136.9	—	(122.6)	(14.3)	—	0.0
Interest expense	(139.0)	—	121.3	17.7	—	—
Intercompany interest income	2.9	—	1.7	1.7	(6.3)	—
Intercompany interest expense	(0.8)	—	(0.4)	(5.1)	6.3	—

	For the Year Ended December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
Revenues	$—	$—	$6,924.6	$3,125.9	$(505.5)	$9,545.0
Cost of revenues	—	—	(6,556.0)	(2,938.3)	505.5	(8,988.8)
General and administrative expenses	(81.2)	—	—	1.7	—	(79.5)
Acquisition-related expenses	—	—	(1.0)	—	—	(1.0)
Restructuring costs	—	—	—	(5.5)	—	(5.5)
Goodwill impairment	—	—	(601.7)	(224.1)	—	(825.8)
Equity in income (loss) in subsidiaries	(487.6)	—	(78.7)	—	566.3	—
Equity in income of unconsolidated joint ventures	—	—	8.6	123.6	—	132.2
Intercompany royalty and general and administrative charges	136.9	—	(122.6)	(14.3)	—	0.0
Operating income (loss)	(431.9)	—	(426.8)	69.0	566.3	(223.4)
Interest expense	(20.9)	—	(0.6)	(0.6)	—	(22.1)
Intercompany interest income	2.9	—	1.7	1.7	(6.3)	—
Intercompany interest expense	(0.8)	—	(0.4)	(5.1)	6.3	—
Income (loss) before income taxes	(450.7)	—	(426.1)	65.0	566.3	(245.5)
Income tax benefit (expense)	(15.1)	—	(61.5)	(15.2)	—	(91.8)
Net income (loss) including noncontrolling interests	(465.8)	—	(487.6)	49.8	566.3	(337.3)
Noncontrolling interests in income of consolidated subsidiaries	—	—	—	(128.5)	—	(128.5)
Net income (loss) attributable to URS	$(465.8)	$—	$(487.6)	$(78.7)	$566.3	$(465.8)
Comprehensive income (loss) attributable to URS	$(539.7)	$—	$(573.1)	$(135.2)	$708.3	$(539.7)

	For the Year Ended December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Statement of Cash Flows Data:

As Reported
Net cash from operating activities	$(132.1)	$—	$491.9	$222.8	$(76.7)	$505.9
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	—	—	(298.4)	16.3	—	(282.1)
Proceeds from disposal of property and equipment	—	—	3.8	10.3	—	14.1
Investments in unconsolidated joint ventures	—	—	(19.5)	(0.1)	—	(19.6)
Changes in restricted cash	—	—	—	7.0	—	7.0
Capital expenditures, less equipment purchased through capital leases and equipment notes	(8.6)	—	(49.3)	(9.6)	—	(67.5)
Dividends received	—	—	5.9	—	(5.9)	—
Net intercompany investing activities	(142.1)	—	(480.2)	(437.7)	1,060.0	—
Net cash from investing activities	(150.7)	—	(837.7)	(413.8)	1,054.1	(348.1)
Cash flows from financing activities:
Borrowings from long-term debt	700.0	—	—	—	—	700.0
Payments on long-term debt	(625.0)	—	(7.3)	(0.3)	—	(632.6)
Borrowings from revolving line of credit	138.6	—	—	—	—	138.6
Payments on revolving line of credit	(115.7)	—	—	—	—	(115.7)
Net payments under foreign lines of credit and short-term notes	(0.6)	—	(1.4)	(14.4)	—	(16.4)
Net change in overdrafts	—	—	(97.2)	0.4	78.8	(18.0)
Payments on capital lease obligations	(0.5)	—	(6.1)	(4.3)	—	(10.9)
Payments of debt issuance costs	(3.9)	—	—	—	—	(3.9)
Excess tax benefits from stock-based compensation	0.8	—	—	—	—	0.8
Proceeds from employee stock purchases and exercises of stock options	11.7	—	—	—	—	11.7
Distributions to noncontrolling interests	—	—	—	(111.7)	—	(111.7)
Contributions and advances from noncontrolling interests	—	—	(0.2)	6.8	—	6.6
Dividends paid	—	—	—	(5.9)	5.9	—
Repurchases of common stock	(242.8)	—	—	—	—	(242.8)
Net intercompany financing activities	229.1	—	454.4	376.5	(1,060.0)	—
Net cash from financing activities	91.7	—	342.2	247.1	(975.3)	(294.3)
Net change in cash and cash equivalents	(191.1)	—	(3.6)	56.1	2.1	(136.5)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	(1.3)	—	(1.3)
Cash and cash equivalents at beginning of period	384.9	—	28.0	239.7	(78.8)	573.8
Cash and cash equivalents at end of period	$193.8	$—	$24.4	$294.5	$(76.7)	$436.0

	For the Year Ended December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
Net cash from operating activities	$—	$—	$(1.5)	$1.5	$—	$—
Cash flows from investing activities:
Net intercompany investing activities	162.8	—	163.1	(39.8)	(286.1)	—
Net cash from investing activities	162.8	—	163.1	(39.8)	(286.1)	—
Cash flows from financing activities:
Net intercompany financing activities	(162.8)	—	(161.6)	38.3	286.1	—
Net cash from financing activities	(162.8)	—	(161.6)	38.3	286.1	—
Net change in cash and cash equivalents	—	—	0.0	—	0.0	—
Cash and cash equivalents at beginning of period	0.1	—	—	(0.1)	—	—
Cash and cash equivalents at end of period	0.1	—	0.0	(0.1)	0.0	—

	For the Year Ended December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
Net cash from operating activities	$(132.1)	$—	$490.4	$224.3	$(76.7)	$505.9
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	—	—	(298.4)	16.3	—	(282.1)
Proceeds from disposal of property and equipment	—	—	3.8	10.3	—	14.1
Investments in unconsolidated joint ventures	—	—	(19.5)	(0.1)	—	(19.6)
Changes in restricted cash	—	—	—	7.0	—	7.0
Capital expenditures, less equipment purchased through capital leases and equipment notes	(8.6)	—	(49.3)	(9.6)	—	(67.5)
Dividends received	—	—	5.9	—	(5.9)	—
Net intercompany investing activities	$20.7	—	(317.1)	(477.5)	773.9	—
Net cash from investing activities	$12.1	$—	$(674.6)	$(453.6)	$768.0	$(348.1)
Cash flows from financing activities:
Borrowings from long-term debt	700.0	—	—	—	—	700.0
Payments on long-term debt	(625.0)	—	(7.3)	(0.3)	—	(632.6)
Borrowings from revolving line of credit	138.6	—	—	—	—	138.6
Payments on revolving line of credit	(115.7)	—	—	—	—	(115.7)
Net payments under foreign lines of credit and short-term notes	(0.6)	—	(1.4)	(14.4)	—	(16.4)
Net change in overdrafts	—	—	(97.2)	0.4	78.8	(18.0)
Payments on capital lease obligations	(0.5)	—	(6.1)	(4.3)	—	(10.9)
Payments of debt issuance costs	(3.9)	—	—	—	—	(3.9)
Excess tax benefits from stock-based compensation	0.8	—	—	—	—	0.8
Proceeds from employee stock purchases and exercises of stock options	11.7	—	—	—	—	11.7
Distributions to noncontrolling interests	—	—	—	(111.7)	—	(111.7)
Contributions and advances from noncontrolling interests	—	—	(0.2)	6.8	—	6.6
Dividends paid	—	—	—	(5.9)	5.9	—
Repurchases of common stock	(242.8)	—	—	—	—	(242.8)
Net intercompany financing activities	$66.3	—	292.8	414.8	(773.9)	—
Net cash from financing activities	$(71.1)	$—	$180.6	$285.4	$(689.2)	$(294.3)
Net change in cash and cash equivalents	(191.1)	—	(3.6)	56.1	2.1	(136.5)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	(1.3)	—	(1.3)
Cash and cash equivalents at beginning of period	385.0	—	28.0	239.6	(78.8)	573.8
Cash and cash equivalents at end of period	$193.9	$—	$24.4	$294.4	$(76.7)	$436.0

	For the Year Ended December 31, 2010
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Statement of Operations Data:

As Reported
Revenues	$—	$—	$6,923.7	$2,673.4	$(420.0)	$9,177.1
Cost of revenues	—	—	(6,541.8)	(2,487.7)	420.0	(8,609.5)
General and administrative expenses	(76.6)	—	—	5.6	—	(71.0)
Acquisition-related expenses	—	—	—	(11.9)	—	(11.9)
Restructuring costs	—	—	—	(10.6)	—	(10.6)
Equity in income (loss) in subsidiaries	268.2	—	172.9	—	(441.1)	—
Equity in income of unconsolidated joint ventures	—	—	9.6	60.7	—	70.3
Operating income (loss)	191.6	—	564.4	229.5	(441.1)	544.4
Interest expense	117.0	—	(124.6)	(23.0)	—	(30.6)
Income (loss) before income taxes	308.6	—	439.8	206.5	(441.1)	513.8
Income tax benefit (expense)	(20.7)	—	(171.6)	64.7	—	(127.6)
Net income (loss) including noncontrolling interests	287.9	—	268.2	271.2	(441.1)	386.2
Noncontrolling interests in income of consolidated subsidiaries	—	—	—	(98.3)	—	(98.3)
Net income (loss) attributable to URS	$287.9	$—	$268.2	$172.9	$(441.1)	$287.9
Comprehensive income (loss) attributable to URS	$300.2	$—	$265.2	$189.3	$(454.5)	$300.2

	For the Year Ended December 31, 2010
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
Equity in income (loss) in subsidiaries	$—	$—	$11.8	$—	$(11.8)	$—
Intercompany royalty and general and administrative charges	146.4	—	(138.5)	(7.9)	—	—
Operating income (loss)	146.4	—	(126.7)	(7.9)	(11.8)	—
Interest expense	(148.4)	—	126.8	21.6	—	—
Intercompany interest income	2.7	—	1.2	1.9	(5.8)	—
Intercompany interest expense	(0.7)	—	(1.3)	(3.8)	5.8	—
Income (loss) before income taxes	—	—	—	11.8	(11.8)	—
Net income (loss) including noncontrolling interests	—	—	—	11.8	(11.8)	—
Net income (loss) attributable to URS	—	—	—	11.8	(11.8)	—
Comprehensive income (loss) attributable to URS	—	—	—	11.8	(11.8)	—

	For the Year Ended December 31, 2010
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
Revenues	$—	$—	$6,923.7	$2,673.4	$(420.0)	$9,177.1
Cost of revenues	—	—	(6,541.8)	(2,487.7)	420.0	(8,609.5)
General and administrative expenses	(76.6)	—	—	5.6	—	(71.0)
Acquisition-related expenses	—	—	—	(11.9)	—	(11.9)
Restructuring costs	—	—	—	(10.6)	—	(10.6)
Equity in income (loss) in subsidiaries	268.2	—	184.7	—	(452.9)	—
Equity in income of unconsolidated joint ventures	—	—	9.6	60.7	—	70.3
Intercompany royalty and general and administrative charges	146.4	—	(138.5)	(7.9)	—	—
Operating income (loss)	338.0	—	437.7	221.6	(452.9)	544.4
Interest expense	(31.4)	—	2.2	(1.4)	—	(30.6)
Intercompany interest income	2.7	—	1.2	1.9	(5.8)	—
Intercompany interest expense	(0.7)	—	(1.3)	(3.8)	5.8	—
Income (loss) before income taxes	308.6	—	439.8	218.3	(452.9)	513.8
Income tax benefit (expense)	(20.7)	—	(171.6)	64.7	—	(127.6)
Net income (loss) including noncontrolling interests	287.9	—	268.2	283.0	(452.9)	386.2
Noncontrolling interests in income of consolidated subsidiaries	—	—	—	(98.3)	—	(98.3)
Net income (loss) attributable to URS	$287.9	$—	$268.2	$184.7	$(452.9)	$287.9
Comprehensive income (loss) attributable to URS	$300.2	$—	$265.2	$201.1	$(466.3)	$300.2

	For the Year Ended December 31, 2010
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Statement of Cash Flows Data:

As Reported
Net cash from operating activities	$(7.0)	$—	$446.5	$85.6	$1.3	$526.4
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	—	—	—	(291.7)	—	(291.7)
Changes in cash related to consolidation and/or deconsolidation of joint ventures	—	—	21.4	(0.7)	—	20.7
Proceeds from disposal of property and equipment	—	—	4.7	3.6	—	8.3
Investments in unconsolidated joint ventures	—	—	(6.0)	—	—	(6.0)
Changes in restricted cash	—	—	—	(16.1)	—	(16.1)
Capital expenditures, less equipment purchased through capital leases and equipment notes	(4.6)	—	(26.0)	(14.6)	—	(45.2)
Maturity of short-term investment	—	—	—	30.2	—	30.2
Dividends received	—	—	27.8	—	(27.8)	—
Net intercompany investing activities	(761.7)	—	(730.2)	(112.7)	1,604.6	—
Net cash from investing activities	(766.3)	—	(708.3)	(402.0)	1,576.8	(299.8)
Cash flows from financing activities:
Payments on long-term debt	(150.0)	—	(9.6)	—	—	(159.6)
Net payments under foreign lines of credit and short-term notes	(0.5)	—	(0.4)	(6.7)	—	(7.6)
Net change in overdrafts	—	—	14.6	—	(0.2)	14.4
Payments on capital lease obligations	(0.4)	—	(6.4)	(0.7)	—	(7.5)
Excess tax benefits from stock-based compensation	1.2	—	—	—	—	1.2
Proceeds from employee stock purchases and exercises of stock options	11.3	—	—	—	—	11.3
Distributions to noncontrolling interests	—	—	—	(107.2)	—	(107.2)
Contributions and advances from noncontrolling interests	—	—	—	8.2	—	8.2
Dividends paid	—	—	—	(27.8)	27.8	—
Repurchases of common stock	(128.3)	—	—	—	—	(128.3)
Net intercompany financing activities	1,157.7	—	239.4	207.5	(1,604.6)	—
Net cash from financing activities	891.0	—	237.6	73.3	(1,577.0)	(375.1)
Net change in cash and cash equivalents	117.7	—	(24.2)	(243.1)	1.1	(148.5)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	1.2	—	1.2
Cash and cash equivalents at beginning of period	267.2	—	52.2	481.6	(79.9)	721.1
Cash and cash equivalents at end of period	$384.9	$—	$28.0	$239.7	$(78.8)	$573.8

	For the Year Ended December 31, 2010
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
Net cash from operating activities	$—	$—	$(11.8)	$11.8	$—	$—
Cash flows from investing activities:
Net intercompany investing activities	118.1	—	124.2	30.5	(272.8)	—
Net cash from investing activities	118.1	—	124.2	30.5	(272.8)	—
Cash flows from financing activities:
Net intercompany financing activities	(118.1)	—	(112.4)	(42.3)	272.8	—
Net cash from financing activities	(118.1)	—	(112.4)	(42.3)	272.8	—
Net change in cash and cash equivalents	(0.0)	—	—	—	—	—
Cash and cash equivalents at beginning of period	0.1	—	—	(0.1)	—	—
Cash and cash equivalents at end of period	0.1	—	—	(0.1)	—	—

	For the Year Ended December 31, 2010
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
Net cash from operating activities	$(7.0)	$—	$434.7	$97.4	$1.3	$526.4
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	—	—	—	(291.7)	—	(291.7)
Changes in cash related to consolidation and/or deconsolidation of joint ventures	—	—	21.4	(0.7)	—	20.7
Proceeds from disposal of property and equipment	—	—	4.7	3.6	—	8.3
Investments in unconsolidated joint ventures	—	—	(6.0)	—	—	(6.0)
Changes in restricted cash	—	—	—	(16.1)	—	(16.1)
Capital expenditures, less equipment purchased through capital leases and equipment notes	(4.6)	—	(26.0)	(14.6)	—	(45.2)
Maturity of short-term investment	—	—	—	30.2	—	30.2
Dividends received	—	—	27.8	—	(27.8)	—
Net intercompany investing activities	(643.6)	—	(606.0)	(82.2)	1,331.8	—
Net cash from investing activities	(648.2)	—	(584.1)	(371.5)	1,304.0	(299.8)
Cash flows from financing activities:
Payments on long-term debt	(150.0)	—	(9.6)	—	—	(159.6)
Net payments under foreign lines of credit and short-term notes	(0.5)	—	(0.4)	(6.7)	—	(7.6)
Net change in overdrafts	—	—	14.6	—	(0.2)	14.4
Payments on capital lease obligations	(0.4)	—	(6.4)	(0.7)	—	(7.5)
Excess tax benefits from stock-based compensation	1.2	—	—	—	—	1.2
Proceeds from employee stock purchases and exercises of stock options	11.3	—	—	—	—	11.3
Distributions to noncontrolling interests	—	—	—	(107.2)	—	(107.2)
Contributions and advances from noncontrolling interests	—	—	—	8.2	—	8.2
Dividends paid	—	—	—	(27.8)	27.8	—
Repurchases of common stock	(128.3)	—	—	—	—	(128.3)
Net intercompany financing activities	1,039.6	—	127.0	165.2	(1,331.8)	—
Net cash from financing activities	772.9	—	125.2	31.0	(1,304.2)	(375.1)
Net change in cash and cash equivalents	117.7	—	(24.2)	(243.1)	1.1	(148.5)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	1.2	—	1.2
Cash and cash equivalents at beginning of period	267.3	—	52.2	481.5	(79.9)	721.1
Cash and cash equivalents at end of period	$385.0	$—	$28.0	$239.6	$(78.8)	$573.8

EARNINGS PER SHARE (TABLES)	12 Months Ended
Dec. 28, 2012
Earnings per share reconciliation [Abstract]
Earnings per share [Table Text Block]
	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010

Weighted-average common stock shares outstanding (1)	74.3	77.3	81.0
Effect of dilutive stock options, restricted stock awards and units and employee stock purchase plan shares (2)	0.2	—	0.3
Weighted-average common stock outstanding – Diluted	74.5	77.3	81.3

  Weighted-average shares of common stock outstanding is net of treasury stock.
  No dilution was applied to our basic weighted-average shares outstanding for the year ended December 30, 2011 due to a goodwill impairment charge that resulted in a net loss for the year.

Earnings per share, anti-dilutive awards [Table Text Block]
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Anti-dilutive equity awards not included above	1.1	1.0	0.9

ACCOUNTS RECEIVABLE AND COSTS AND ACCRUED EARNINGS IN EXCESS OF BILLINGS ON CONTRACTS (TABLES)	12 Months Ended
Dec. 28, 2012
Accounts receivable and costs and accrued earnings in excess of billings on contracts [Abstract]
Accounts receivable and costs and accrued earnings in excess of billings on contracts [Table Text Block]
	December 28,	December 30,
(In millions)	2012	2011
Accounts receivable:
U.S. federal government	$376.2	$391.2
Others	1,178.6	723.5
Total accounts receivable	$1,554.8	$1,114.7
Unbilled Accounts Receivable:
U.S. federal government	$892.7	$758.8
Others	756.5	558.2
Total	1,649.2	1,317.0
Less: Amounts included in Other long-term assets	(264.9)	(185.0)
Unbilled Accounts Receivable	$1,384.3	$1,132.0

INVENTORY (TABLES)	12 Months Ended
Dec. 28, 2012
Inventory [Abstract]
Inventory [Table Text Block]
	December 28,	December 30,
(In millions)	2012	2011
Raw materials	$14.2	$2.7
Work in progress	9.8	16.8
Finished goods	24.9	—
Supplies	12.6	—
Total	$61.5	$19.5

JOINT VENTURES (TABLES)	12 Months Ended
Dec. 28, 2012
Consolidated Joint Ventures [Abstract]
Schedule of consolidated joint ventures [Table Text Block]
	December 28,	December 30,
(In millions)	2012	2011
Cash and cash equivalents	$80.1	$91.4
Net accounts receivable	282.2	246.8
Other current assets	2.9	1.5
Noncurrent assets	143.3	103.4
Total assets	$508.5	$443.1

Accounts and subcontractors payable	$185.0	$151.9
Billings in excess of costs and accrued earnings on contracts	8.7	35.2
Accrued expenses and other	40.0	30.6
Noncurrent liabilities	22.7	15.2
Total liabilities	256.4	232.9

Total URS equity	110.2	103.0
Noncontrolling interests	141.9	107.2
Total owners’ equity	252.1	210.2
Total liabilities and owners’ equity	$508.5	$443.1

Unconsolidated Joint Ventures [Abstract]
Schedule of unconsolidated joint ventures [Table Text Block]
(In millions)	Unconsolidated VIEs
December 28, 2012
Current assets	$594.1
Noncurrent assets	$23.8
Current liabilities	$372.5
Noncurrent liabilities	$7.8

December 30, 2011
Current assets	$457.6
Noncurrent assets	$8.8
Current liabilities	$288.1
Noncurrent liabilities	$0.1

For the year ended December 28, 2012 (1)
Revenues	$1,662.2
Cost of revenues	$(1,440.6)
Income from continuing operations before tax	$221.6
Net income	$206.0

For the year ended December 30, 2011 (1, 2)
Revenues	$1,498.0
Cost of revenues	$(1,201.5)
Income from continuing operations before tax	$296.5
Net income	$274.7

For the year ended December 31, 2010 (1, 2)
Revenues	$1,409.7
Cost of revenues	$(1,225.2)
Income from continuing operations before tax	$184.5
Net income	$169.6

  Income from unconsolidated U.S. joint ventures is generally not taxable in most tax jurisdictions in the U.S. The tax expenses on our other unconsolidated joint ventures are primarily related to foreign taxes.
  In October 2010, we received notice of a ruling on the priority of claims against a bankrupt client made by one of our unconsolidated joint ventures related to the SR-125 road project in California. The judge ruled against our joint venture's position, finding that its mechanic's lien did not have priority over the senior lenders. As a result of the court's decision, we recorded a pre-tax non-cash asset impairment charge of $25.0 million for the year ended December 31, 2010. During the second quarter of 2011, we recognized a $9.5 million favorable claim settlement on this project.

PROPERTY AND EQUIPMENT (TABLES)	12 Months Ended
Dec. 28, 2012
Property plant and equipment [Abstract]
Property and equipment [Table Text Block]
	December 28,	December 30,
(In millions)	2012	2011
Construction and mining equipment	$266.4	$95.3
Computer software	219.5	186.3
Computer hardware	198.2	186.8
Vehicles and automotive equipment	172.2	7.7
Leasehold improvements	130.1	109.0
Land and buildings	114.1	9.2
Furniture and fixtures	97.7	91.5
Other equipment	72.4	70.8
Construction in progress	15.6	0.2
	1,286.2	756.8
Accumulated depreciation and amortization	(598.7)	(487.4)
Property and equipment at cost, net (1)	$687.5	$269.4

  The unamortized computer software costs were $71.1 million and $60.8 million, respectively, as of December 28, 2012 and December 30, 2011. The increase in property and equipment from December 30, 2011 to December 28, 2012 was due primarily to the assets acquired as part of the Flint acquisition on May 14, 2012.

Property plant and equipment estimated useful lives [Table Text Block]
Estimated Useful Lives
Computer software and hardware and other equipment	3 – 10 years
Vehicles and automotive equipment	3 – 12 years
Construction and mining equipment	3 – 15 years
Furniture and fixtures	3 – 10 years
Leasehold improvements (1)	1 – 20 years
Buildings	10 – 45 years

  Leasehold improvements are amortized over the length of the lease or estimated useful life, whichever is less.

ACQUISITION (TABLES)	12 Months Ended
Dec. 28, 2012
Acquisition [Abstract]
Business acquisition - purchase price allocation [Table Text Block]
Preliminary allocation of purchase price:

(In millions)
Identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	$4
Trade and other receivables	544
Inventory	61
Other current assets	32
Investments in and advances to unconsolidated joint ventures	147
Property and equipment	420
Other long-term assets	10
Identifiable intangible assets:
Customer relationships, contracts and backlog	159
Trade names	94
Other	13
Total amount allocated to identifiable intangible assets	266
Current liabilities	(244)
Net deferred tax liabilities	(77)
Long-term debt	(236)
Other long-term liabilities	(31)
Total identifiable net assets acquired	896
Goodwill	456
Total purchase price	$1,352

Allocation of purchase price:

(In millions)	Apptis
Identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	$18
Trade and other receivables	60
Other current assets	8
Property and equipment	20
Other long-term assets	10
Identifiable intangible assets:
Customer relationships, contracts and backlog	60
Trade name and other	4
Total amount allocated to identifiable intangible assets	64
Current liabilities	(76)
Net deferred tax liabilities	(5)
Long-term liabilities	(16)
Total identifiable net assets acquired	83
Goodwill	200
Total purchase price	$283

Business acquisition, pro forma information [Abstract]
Business acquisition, pro forma information [Table Text Block]
	Year Ended
(In millions, except per share data)	December 28, 2012	December 30, 2011

Revenues	$11,785.8	$11,128.7
Net income (loss) including noncontrolling interests	$409.1	$(429.8)
Net income (loss) attributable to URS	$292.9	$(558.3)
Earnings (loss) per share:
Basic EPS	$3.94	$(7.22)
Diluted EPS	$3.93	$(7.22)

Business acquisition, pro forma nonrecurring adjustments [Abstract]
Business acquisition, pro forma nonrecurring adjustments [Table Text Block]
Pre-tax, nonrecurring adjustment (In millions)	Year Ended	Year Ended
	December 28, 2012	December 30, 2011 (1)

Acquisition-related expenses	$27.7	$(27.5)

  Included in the pro forma results for the year ended December 30, 2011 is a nonrecurring adjustment related to URS and Flint acquisition-related expenses. These expenses were included in the fiscal year 2011 pro forma results as if the acquisition occurred at the beginning of that fiscal year.

GOODWILL (TABLES)	12 Months Ended
Dec. 28, 2012
Goodwill and intangible assets disclosure [Abstract]
Changes in goodwill allocated to reportable segments [Table Text Block]
(In millions)	Goodwill Balance as of December 31, 2010	Acquisitions	Goodwill Impairment	Other Adjustments (1)	Goodwill Balance as of December 30, 2011

Infrastructure & Environment Operating Segment	$754.6	$12.2	$—	$(8.7)	$758.1

Federal Services Operating Segment	854.8	202.1	(348.3)	—	708.6

Within the Energy & Construction Operating Segment:
Global Management and Operations Services Group	565.4	—	(160.0)	—	405.4
Civil Construction & Mining Group	293.9	—	(81.6)	—	212.3
Industrial/Process Group	189.4	—	(71.4)	—	118.0
Power Group	735.1	—	(164.5)	—	570.6
Total Energy & Construction Operating Segment	1,783.8	—	(477.5)	—	1,306.3

Total	$3,393.2	$214.3	$(825.8)	$(8.7)	$2,773.0

(In millions)	Goodwill Balance as of December 30, 2011	Acquisitions	Goodwill Impairment	Other Adjustments (1)	Goodwill Balance as of December 28, 2012

Infrastructure & Environment Operating Segment	$758.1	$—	$—	$14.8	$772.9

Federal Services Operating Segment	708.6	—	—	1.7	710.3

Within the Energy & Construction Operating Segment:
Global Management and Operations Services Group	405.4	—	—	—	405.4
Civil Construction & Mining Group	212.3	—	—	—	212.3
Industrial/Process Group	118.0	—	—	—	118.0
Power Group	570.6	—	—	—	570.6
Total Energy & Construction Operating Segment	1,306.3	—	—	—	1,306.3

Oil & Gas Operating Segment	—	456.3	—	1.3	457.6

Total	$2,773.0	$456.3	$—	$17.8	$3,247.1

Goodwill impairment review [Table Text Block]
(in millions)	Goodwill Balance as of December 28, 2012	Reporting Unit Fair Value	Reporting Unit Carrying Value	Percent Above Carrying Value

Infrastructure & Environment Operating Segment	$772.9	$1,512.0	$1,341.5	12.7%

Federal Services Operating Segment	710.3	1,218.0	1,017.0	19.8%

Within the Energy & Construction Operating Segment:
Global Management and Operations Services Group	405.4	834.0	677.0	23.2%
Civil Construction & Mining Group	212.3	356.0	267.9	32.9%
Industrial/Process Group	118.0	263.0	157.8	66.7%
Power Group	570.6	789.0	633.3	24.6%
Total Energy & Construction Operating Segment	1,306.3	2,242.0	1,736.0	29.1%

Oil & Gas Operating Segment	457.6	1,712.0	1,502.8	13.9%

Total	$3,247.1	$6,684.0	$5,597.3	19.4%

Cost and accumulated amortization of intangible assets [Table Text Block]
(In millions)	Customer Relationships, Contracts, and Backlog	Trade Name	Favorable Leases and Other	Total

Balance as of December 31, 2010	$487.3	$24.9	$1.9	$514.1
Acquisitions	62.9	2.5	4.7	70.1
Amortization expense	(56.8)	(1.6)	(2.2)	(60.6)
Other additions and foreign currency translation	(2.3)	(0.2)	0.9	(1.6)
Balance as of December 30, 2011	491.1	25.6	5.3	522.0
Acquisitions	163.0	93.5	9.8	266.3
Amortization expense	(93.9)	(4.8)	(2.5)	(101.2)
Other additions and foreign currency translation	3.3	1.7	0.1	5.1
Balance as of December 28, 2012	$563.5	$116.0	$12.7	$692.2

Estimated useful lives	1 - 16 years	1 - 40 years (1)	1 - 13 years

  During the fourth quarter of 2011, we revised the estimated useful life of the Scott Wilson trade name from 25 years to 12 years because we decided to reduce the use of the trade name. The estimated useful life of the Flint trade name in the U.S. and Canada is 40 years.

Estimated future amortization expense of intangible assets [Table Text Block]
(In millions)	Customer Relationships, Contracts, and Backlog	Trade Name	Favorable Leases and Other	Total

2013	$101.3	$5.6	$1.8	$108.7
2014	89.2	4.6	1.5	95.3
2015	78.1	4.2	1.1	83.4
2016	72.7	4.3	1.1	78.1
2017	67.3	4.3	0.5	72.1
Thereafter	154.9	93.0	6.7	254.6
	$563.5	$116.0	$12.7	$692.2

INDEBTEDNESS (TABLES)	12 Months Ended
Dec. 28, 2012
Capital leases by maturity [Abstract]
Maturities of capital leases [Table Text Block]
(In millions)	Capital Leases
Less than one year	$29.9
Second year	11.7
Third year	9.6
Fourth year	7.6
Fifth year	3.5
Total minimum lease payments	62.3
Less: amounts representing interest	3.1
Present value of net minimum lease payments	$59.2

Debt disclosure [Abstract]
Schedule of debt [Table Text Block]
	December 28,	December 30,
(In millions)	2012	2011
Term loan, net of debt issuance costs	$666.3	$695.1
3.85% Senior Notes (net of discount)	399.5	—
5.00% Senior Notes (net of discount)	599.5	—
7.50% Canadian Notes (including premium)	203.8	—
Revolving line of credit	100.5	23.0
Other indebtedness	94.7	80.4
Total indebtedness	2,064.3	798.5
Less:
Current portion of long-term debt	71.8	61.5
Long-term debt	$1,992.5	$737.0

Maturities of long-term debt [Abstract]
Maturities of long-term debt [Table Text Block]
(In millions)
Less than one year	$43.4
Second year	60.1
Third year	71.8
Fourth year	626.8
Fifth year	399.8
Thereafter	803.2
Total	$2,005.1

Revolving line of credit [Abstract]
Line of credit facility [Table Text Block]
	Year Ended
	December 28,	December 30,	December 31,
(In millions, except percentages)	2012	2011	2010
Effective average interest rates paid on the revolving line of credit	1.9%	1.3%	3.0%
Average daily revolving line of credit balances	$139.5	$25.9	$0.3
Maximum amounts outstanding at any point during the year	$420.0	$104.6	$12.1

	Year Ended
	December 28,	December 30,	December 31,
(In millions, except percentages)	2012	2011	2010
Effective average interest rates paid on the revolving line of credit	1.9%	1.3%	3.0%
Average daily revolving line of credit balances	$139.5	$25.9	$0.3
Maximum amounts outstanding at any point during the year	$420.0	$104.6	$12.1

BILLINGS IN EXCESS OF COSTS AND ACCRUED EARNINGS ON CONTRACTS (TABLES)	12 Months Ended
Dec. 28, 2012
Components Of Billings In Excess Of Cost And Accrued Earnings On Contracts [Abstract]
Billings in excess of costs and accrued earnings on contracts [Table Text Block]
	December 28,	December 30,
(In millions)	2012	2011
Billings in excess of costs and accrued earnings on contracts	$211.7	$216.4
Project-related legal liabilities and other project-related reserves	55.2	38.0
Advance payments negotiated as a contract condition	9.8	24.6
Normal profit liabilities	4.8	12.7
Estimated losses on uncompleted contracts	7.6	19.1
Total	$289.1	$310.8

INCOME TAXES (TABLES)	12 Months Ended
Dec. 28, 2012
Effective income tax rate continuing operations tax rate reconciliation [Abstract]
Schedule of components of income tax expense [Table Text Block]
	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Current:
Federal	$152.3	$78.3	$85.9
State and local	35.9	17.6	19.0
Foreign	18.3	19.2	11.8
Subtotal	206.5	115.1	116.7

Deferred:
Federal	(10.5)	(19.0)	8.5
State and local	1.0	(0.8)	3.9
Foreign	(7.1)	(3.5)	(1.5)
Subtotal	(16.6)	(23.3)	10.9
Total income tax expense	$189.9	$91.8	$127.6

Schedule of income before income tax and noncontrolling interests, domestic and foreign [Table Text Block]
	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Income (loss) before income taxes and noncontrolling interests:
United States	$534.9	$(316.2)	$430.9
International	80.8	70.7	82.9
Total income (loss) before income taxes and noncontrolling interests	$615.7	$(245.5)	$513.8

Schedule of deferred tax assets and liabilities [Table Text Block]
	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Current:
Receivable allowances	$6.7	$4.5	$6.1
Net operating losses	1.6	1.2	3.9
Estimated loss accruals	43.6	39.8	38.7
State income taxes	0.1	2.9	3.2
Payroll-related accruals	89.8	85.0	74.4
Self-insurance reserves	8.8	6.8	4.9
Unearned revenue	3.1	(2.0)	0.1
Deferred compensation and post-retirement benefit accruals	3.2	3.1	3.7
Other	4.2	2.0	1.4
Gross current deferred tax assets	161.1	143.3	136.4
Valuation allowance	(10.5)	(8.1)	(7.4)
Current deferred tax assets	150.6	135.2	129.0
Revenue on retained accounts receivable	(17.0)	(7.0)	(5.4)
Timing of income from partnerships and limited liability companies	(25.6)	(13.8)	8.2
Costs and accrued earnings in excess of billings on contracts	(35.1)	(40.7)	(37.4)
Prepaid expenses	(5.3)	(10.7)	(11.1)
Current deferred tax liabilities	(83.0)	(72.2)	(45.7)
Net current deferred tax assets	$67.6	$63.0	$83.3

	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Non-Current:
Deferred compensation and post-retirement benefit accruals	$144.6	$111.9	$104.0
Self-insurance reserves	29.4	33.5	35.0
Property, plant and equipment	2.0	9.2	3.3
Foreign tax credits	7.1	7.1	7.1
Income tax credits	8.0	3.4	3.2
Rental accruals	21.6	16.3	9.2
Net operating losses	130.6	107.2	108.0
Other reserves	18.8	14.7	25.3
Gross non-current deferred tax assets	362.1	303.3	295.1
Valuation allowance	(127.1)	(115.9)	(96.7)
Net non-current deferred tax assets	235.0	187.4	198.4
Goodwill and other intangibles	(348.1)	(273.0)	(343.6)
Foreign subsidiary outside basis difference	(2.0)	(0.7)	(0.3)
Domestic subsidiary outside basis difference	(144.8)	(144.8)	(145.5)
Market value adjustment on acquired assets	(4.4)	(4.4)	(4.4)
Property, plant and equipment	(64.0)	(41.0)	(31.5)
Non-current deferred tax liabilities	(563.3)	(463.9)	(525.3)
Net non-current deferred tax liabilities	$(328.3)	$(276.5)	$(326.9)

Schedule of effective income tax rate reconciliation [Table Text Block]
	Year Ended
	December 28, 2012		December 30, 2011		December 31, 2010
(In millions, except for percentages)	Amount	Tax Rate	Amount	Tax Rate	Amount	Tax Rate
U.S. statutory rate applied to income (loss) before taxes	$215.5	35.0%	$(85.9)	35.0%	$179.8	35.0%
State taxes, net of federal benefit	26.3	4.3%	11.2	(4.6%)	17.9	3.5%
Change in indefinite reinvestment assertion	—	—	—	—	(57.2)	(11.1%)
Adjustments to valuation allowances	4.0	0.6%	19.6	(8.0%)	14.6	2.8%
Adjustments related to changing foreign tax credits to deductions	—	—	—	—	12.6	2.5%
Foreign income taxed at rates other than 35%	(26.0)	(4.2%)	(28.2)	11.5%	(19.8)	(3.9%)
Goodwill impairment	—	—	207.1	(84.4%)	—	—
Exclusion of tax on noncontrolling interests	(29.9)	(4.9%)	(30.1)	12.3%	(23.7)	(4.6%)
Other adjustments	—	—	(1.9)	0.8%	3.4	0.6%
Total income tax expense	$189.9	30.8%	$91.8	(37.4%)	$127.6	24.8%

Schedule of unrecognized tax benefits reconciliation [Table Text Block]
	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Unrecognized tax benefits beginning balance	$16.7	$21.5	$25.2
Gross increase – tax positions in prior years	1.2	2.7	1.1
Gross decrease – tax positions in prior years	(1.2)	(3.6)	(1.5)
Gross increase – current period tax positions	1.2	—	1.4
Settlements	(0.2)	(0.2)	(0.2)
Lapse of statute of limitations	(2.4)	(3.7)	(5.3)
Unrecognized tax benefits acquired in current year	0.1	—	0.8
Unrecognized tax benefits ending balance	$15.4	$16.7	$21.5

	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Unrecognized tax benefits beginning balance	$16.7	$21.5	$25.2
Gross increase – tax positions in prior years	1.2	2.7	1.1
Gross decrease – tax positions in prior years	(1.2)	(3.6)	(1.5)
Gross increase – current period tax positions	1.2	—	1.4
Settlements	(0.2)	(0.2)	(0.2)
Lapse of statute of limitations	(2.4)	(3.7)	(5.3)
Unrecognized tax benefits acquired in current year	0.1	—	0.8
Unrecognized tax benefits ending balance	$15.4	$16.7	$21.5

EMPLOYEE RETIREMENT AND POST-RETIREMENT BENEFIT PLANS (TABLES)	12 Months Ended
Dec. 28, 2012
Defined benefit pension plans, defined contribution plans, and defined benefit postretirement plans disclosure [Abstract]
Schedule of defined benefit pension plans benefit obligations and assumptions [Table Text Block]

				##SL
	Domestic Plans		Foreign Plans
	December 28,	December 30,	December 28,	December 30,
(In millions, except percentages)	2012	2011	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$383.3	$350.2	$447.9	$418.6
Service cost	7.5	6.8	0.6	0.6
Interest cost	18.9	19.0	22.6	24.4
Employee contributions	—	—	0.4	0.5
Plan amendment	—	(1.1)	—	—
Benefits paid and expenses	(16.6)	(16.0)	(14.9)	(15.5)
Exchange rate changes	—	—	20.8	(3.9)
Actuarial (gain) loss	50.3	24.4	8.5	23.2
Benefit obligation at end of year	$443.4	$383.3	$485.9	$447.9

Change in plan assets:
Fair value of plan assets at beginning of year	$236.4	$205.4	$334.3	$345.8
Actual gain (loss) on plan assets	31.4	13.6	25.6	(2.5)
Employer contributions	18.4	28.5	9.7	7.7
Employer direct benefit payments	4.6	4.9	—	—
Employee contributions	—	—	0.4	0.5
Exchange rate changes	—	—	15.7	(1.7)
Benefits paid and expenses	(16.6)	(16.0)	(14.9)	(15.5)
Fair value of plan assets at end of year	$274.2	$236.4	$370.8	$334.3

Underfunded status reconciliation:
Underfunded status	$169.2	$146.9	$115.1	$113.6
Net amount recognized	$169.2	$146.9	$115.1	$113.6

Amounts recognized in our Consolidated Balance Sheets consist of:
Accrued benefit liability included in current liabilities	$5.1	$4.9	$—	$—
Accrued benefit liability included in other long-term liabilities	164.1	142.0	115.1	113.6
Net amount recognized	$169.2	$146.9	$115.1	$113.6

Amounts recognized in accumulated other comprehensive income consist of:
Prior service income	$0.6	$3.6	$—	$—
Net gain (loss)	(140.5)	(113.6)	(41.6)	(34.8)
Net amount recognized	$(139.9)	$(110.0)	$(41.6)	$(34.8)

Additional information:
Accumulated benefit obligation	$437.6	$376.3	$470.7	$435.1

Weighted-average assumptions used to determine benefit obligations at year end:
Discount rate	4.02%	5.05%	4.80%	5.00%
Rate of compensation increase	4.50%	4.50%	2.80%	3.00%

Schedule of net periodic pension costs and other comprehensive income [Table Text Block]
	Years Ended
	Domestic Plans			Foreign Plans
	December 28,	December 30,	December 31,	December 28,	December 30,	December 31,
(In millions, except percentages)	2012	2011	2010	2012	2011	2010 (1)
Net periodic pension costs:
Service cost	$7.5	$6.8	$6.1	$0.6	$0.6	$0.3
Interest cost	18.9	19.0	18.5	22.6	24.4	7.7
Expected return on plan assets	(17.7)	(16.4)	(15.9)	(22.2)	(22.9)	(7.2)
Amortization of prior service cost	(3.0)	(3.2)	(3.2)	—	—	—
Recognized actuarial loss	9.8	7.4	3.7	—	—	0.1
Total net periodic pension costs	$15.5	$13.6	$9.2	$1.0	$2.1	$0.9

Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$—	$(1.1)	$—	$—	$—	$—
Net loss (gain)	36.7	27.3	22.5	5.1	48.6	(17.4)
Effect of exchange rate changes on amounts included in accumulated other comprehensive income	—	—	—	1.7	(1.9)	0.1
Amortization or curtailment recognition of prior service credit	3.0	3.2	3.2	—	—	—
Amortization or settlement recognition of net loss	(9.8)	(7.4)	(3.7)	—	—	(0.1)
Total recognized in other comprehensive loss (income)	$29.9	$22.0	$22.0	$6.8	$46.7	$(17.4)

Total recognized in net periodic pension costs and other comprehensive loss (income)	$45.4	$35.6	$31.2	$7.8	$48.8	$(16.5)

Weighted-average assumptions used to determine net periodic cost for years ended:
Discount rate	5.05%	5.55%	6.05%	5.00%	5.70%	5.45%
Rate of compensation increase	4.50%	4.50%	4.50%	3.00%	3.45%	3.45%
Expected long-term rate of return on plan assets	7.34%	7.44%	7.89%	7.00%	6.96%	6.67%

Measurement dates	12/30/2011	12/31/2010	1/1/2010	12/30/2011	12/31/2010	1/1/2010

  Measurement date for the two Scott Wilson plans was September 10, 2010, the acquisition date. Net periodic pension costs and the amounts recognized in other comprehensive income (loss) for the Scott Wilson plans were partially included in the year ended December 31, 2010, as we completed the acquisition in September 2010.

Defined benefit pension plans target asset allocation [Table Text Block]
	Current Target Asset Allocation
	Domestic Plans	Foreign Plans
Equity securities	50%	28%
Debt securities	50%	35%
Real estate	—	6%
Hedge fund	—	26%
Other	—	5%
Total	100%	100%

Defined benefit pension plans estimated future benefit payments [Table Text Block]
For the Fiscal Year:	Estimated Future Benefit Payments
(In millions)	Domestic Plans	Foreign Plans
2013	$20.1	$15.1
2014	37.0	15.4
2015	21.8	15.9
2016	22.4	16.3
2017	23.1	16.7
Next five fiscal years thereafter	123.5	90.4
Total	$247.9	$169.8

Schedule of defined benefit post-retirement benefit plans benefit obligations and assumptions [Table Text Block]

	December 28,	December 30,
(In millions, except percentages)	2012	2011
Change in accumulated post-retirement benefit obligation:
Accumulated post-retirement benefit obligation at beginning of year	$41.9	$40.1
Service cost	0.2	0.1
Interest cost	1.9	2.0
Employee contributions	2.0	2.3
Benefits paid and expenses	(5.8)	(7.0)
Actuarial gain	3.4	4.4
Accumulated post-retirement benefit obligation at end of year	$43.6	$41.9

Change in plan assets:
Fair value of plan assets at beginning of year	$3.2	$3.6
Actual gain (loss) on plan assets	(0.2)	(0.4)
Employer contributions	—	0.5
Employer direct benefit payments	3.9	4.2
Employee contributions	2.0	2.3
Benefits paid and expenses	(5.8)	(7.0)
Fair value of plan assets at end of year	$3.1	$3.2

Funded status reconciliation:
Underfunded status	$40.5	$38.7
Net amount recognized	$40.5	$38.7

Amounts recognized in our Consolidated Balance Sheets consist of:
Accrued post-retirement benefit liability included in current liabilities	3.3	3.2
Accrued post-retirement benefit liability included in other long-term liabilities	37.2	35.5
Net amount recognized	$40.5	$38.7

Amounts recognized in accumulated other comprehensive income consist of:
Net gain (loss)	$(7.3)	$(4.1)
Net amount recognized	$(7.3)	$(4.1)

Weighted-average assumptions used to determine benefit obligations at year end:
Discount rate	3.48%	4.69%

Schedule of post-retirement benefit plans disclosures [Table Text Block]

	Years Ended
	December 28,	December 30,	December 31,
(In millions, except percentages)	2012	2011	2010
Net periodic post-retirement benefit costs:
Service cost	$0.2	$0.1	$0.1
Interest cost	1.9	2.0	2.2
Expected return on plan assets	(0.2)	(0.2)	(0.2)
Recognized actuarial loss (gain)	0.6	(0.1)	(0.2)
Total net periodic post- retirement benefit costs	$2.5	$1.8	$1.9

Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net loss	$3.8	$5.0	$0.2
Amortization or settlement recognition of net (loss) gain	(0.6)	0.1	0.2
Total recognized in other comprehensive loss	$3.2	$5.1	$0.4

Total recognized in net periodic post- retirement benefit costs and other comprehensive loss	$5.7	$6.9	$2.3

Weighted-average assumptions used to determine net periodic cost for years ended:
Discount rate	4.69%	5.23%	5.72%
Expected long-term rate of return on plan assets	7.50%	7.50%	8.00%

Measurement dates	12/30/2011	12/31/2010	1/1/2010

	December 28,	December 30,
	2012	2011
Assumed blended health care cost trend rates at year-end:
Health care cost trend rate assumed for next year	7.94%	7.97%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.94%	4.94%
Years that the rates reach the ultimate trend rate	2020/2024	2020/2024

Schedule of effect of one-percentage-point change in assumed health care cost trend rates [Table Text Block]
	1% Point
(In millions)	Increase	Decrease
Effect on total of service and interest cost components	$0.1	$0.1
Effect on post-retirement benefit obligation	1.9	1.7

Defined benefit post-retirement benefit plans target asset allocation [Table Text Block]
Current Target Asset Allocation
Equity securities	50%
Debt securities	50%
Total	100%

Defined benefit post-retirement benefit plan estimated future benefit payments and medicare subsidy receipts [Table Text Block]
For the Fiscal Year: (In millions)	Estimated Future Benefit Payments	Estimated Medicare Subsidy Receipts
2013	$3.6	$0.4
2014	3.6	0.4
2015	3.7	0.4
2016	3.6	0.3
2017	3.6	0.3
Next five fiscal years thereafter	15.8	1.1
Total	$33.9	$2.9

Schedule of fair values of defined benefit pension plans and post-retirement benefit plan assets [Table Text Block]
	Total	Fair Value Measurement as of December 28, 2012
	Carrying			Significant
	Value as of	Quoted Prices in	Significant Other	Unobservable
	December 28,	Active Markets	Observable Inputs	Inputs
(In millions)	2012	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$21.0	$8.0	$13.0	$—
U.S. equity funds	74.4	—	74.4	—
International equity funds	166.8	—	166.8	—
Fixed income securities	264.9	—	264.9	—
International property fund	117.9	—	117.9	—
Total	$645.0	$8.0	$637.0	$—

	Total	Fair Value Measurement as of December 30, 2011
	Carrying			Significant
	Value as of	Quoted Prices in	Significant Other	Unobservable
	December 30,	Active Markets	Observable Inputs	Inputs
(In millions)	2011	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$5.7	$2.3	$3.4	$—
U.S. equity funds	78.8	—	78.8	—
International equity funds	162.6	—	162.6	—
Fixed income securities	223.3	—	223.3	—
International property fund	100.3	—	100.3	—
Total	$570.7	$2.3	$568.4	$—

	Total	Fair Value Measurement as of December 28, 2012
	Carrying			Significant
	Value as of	Quoted Prices in	Significant Other	Unobservable
	December 28,	Active Markets	Observable Inputs	Inputs
(In millions)	2012	(Level 1)	(Level 2)	(Level 3)
U.S. equity funds	$0.8	$—	$0.8	$—
International equity funds	0.7	—	0.7	—
International property fund	1.6	—	1.6	—
Total	$3.1	$—	$3.1	$—

	Total	Fair Value Measurement as of December 30, 2011
	Carrying			Significant
	Value as of	Quoted Prices in	Significant Other	Unobservable
	December 30,	Active Markets	Observable Inputs	Inputs
(In millions)	2011	(Level 1)	(Level 2)	(Level 3)
U.S. equity funds	$1.0	$—	$1.0	$—
International equity funds	0.6	—	0.6	—
International property fund	1.6	—	1.6	—
Total	$3.2	$—	$3.2	$—

STOCKHOLDERS' EQUITY (TABLES)	12 Months Ended
Dec. 28, 2012
Stockholders' equity (Tables) [Abstract]
Dividends [Table Text Block]
Declaration Date	Dividend Per Share	Record Date	Total Estimated Amount	Payment Date
(In millions, except per share data)
February 24, 2012	$0.20	March 16, 2012	$15.2	April 6, 2012
May 4, 2012	$0.20	June 15, 2012	$15.4	July 6, 2012
August 3, 2012	$0.20	September 14, 2012	$15.4	October 5, 2012
November 2, 2012	$0.20	December 14, 2012	$15.4	January 4, 2013

Declaration Date	Dividend Per Share	Record Date	Total Estimated Amount	Payment Date
(In millions, except per share data)
February 24, 2012	$0.20	March 16, 2012	$15.2	April 6, 2012
May 4, 2012	$0.20	June 15, 2012	$15.4	July 6, 2012
August 3, 2012	$0.20	September 14, 2012	$15.4	October 5, 2012
November 2, 2012	$0.20	December 14, 2012	$15.4	January 4, 2013

Schedule of treasury stock by class [Table Text Block]
	Year Ended
	December 28,	December 30,	December 31,
(In millions, except average price paid per share)	2012	2011	2010
Shares of common stock repurchased	1.0	6.0	3.0
Average price paid per share	$40.00	$40.47	$42.75
Cost of common stock repurchased	$40.0	$242.8	$128.3

Stock-based compensation expenses [Table Text Block]
	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Stock-based compensation expense:
Restricted stock awards and units	$43.1	$44.8	$43.6
Employee stock purchase plan	0.5	0.5	0.4
Stock-based compensation expense	$43.6	$45.3	$44.0

Stock-based compensation expense included in:
Cost of revenues	$33.2	$35.1	$34.0
General and administrative expenses	10.4	10.2	10.0
Stock-based compensation expense	$43.6	$45.3	$44.0

Total income tax benefits recognized in our net income related to stock-based compensation expense	$16.0	$17.3	$16.9

Schedule of share-based compensation, restricted stock fair values [Table Text Block]
	December 28,	December 30,
(In millions)	2012	2011
Fair value of shares vested	$42.0	$41.8
Grant date fair value of restricted stock awards and units granted	$54.3	$42.1

Status of and changes in nonvested restricted stock awards and units [Table Text Block]
	Year Ended
	December 28, 2012
		Weighted-
	Shares	Average Grant
	(in millions)	Date Fair Value
Nonvested at December 30, 2011	2.4	$42.86
Granted	1.4	$36.79
Vested	(1.0)	$41.69
Forfeited	(0.1)	$42.44
Nonvested at December 28, 2012	2.7	$40.03

Status and changes of stock options [Table Text Block]
				Weighted-
				Average
			Weighted-	Remaining	Aggregate
	Options		Average	Contractual	Intrinsic Value
	(in millions)		Exercise Price	Term (in years)	(in millions)

Outstanding and exercisable at January 1, 2010	0.7		$22.99	3.46	$16.5
Exercised	(0.1)		$21.03
Forfeited/expired/cancelled	—	†	$18.13
Outstanding and exercisable at December 31, 2010	0.6		$23.38	2.62	$11.7
Exercised	(0.1)		$22.80
Forfeited/expired/cancelled	—	†	$22.30
Outstanding and exercisable at December 30, 2011	0.5		$23.55	1.83	$5.8
Exercised	(0.2)		$22.29
Forfeited/expired/cancelled	—	†	$24.36
Outstanding and exercisable at December 28, 2012	0.3		$24.28	1.27	$4.5

†       Represents fewer than fifty thousand shares.

SEGMENT AND RELATED INFORMATION (TABLES)	12 Months Ended
Dec. 28, 2012
Segment reporting [Abstract]
Segment reporting, disclosure of entity's reportable segments [Table Text Block]
	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Revenues
Infrastructure & Environment (1)	$3,792.1	$3,760.9	$3,248.5
Federal Services (2)	2,721.6	2,695.4	2,582.8
Energy & Construction	3,138.1	3,251.1	3,420.6
Oil & Gas (3)	1,475.1	—	—
Inter-segment, eliminations and other	(154.4)	(162.4)	(74.8)
Total revenues	$10,972.5	$9,545.0	$9,177.1
Equity in income of unconsolidated joint ventures
Infrastructure & Environment (1)	$4.0	$3.9	$2.9
Federal Services (2)	6.4	6.2	5.9
Energy & Construction (4)	93.0	122.1	61.5
Oil & Gas (3)	4.2	—	—
Total equity in income of unconsolidated joint ventures	$107.6	$132.2	$70.3
URS operating income (loss) (5)
Infrastructure & Environment (1)	$218.8	$222.0	$223.8
Federal Services (2)	249.3	196.8	165.6
Energy & Construction	140.0	134.6	127.7
Oil & Gas (3)	62.3	—	—
Corporate (6)	(99.7)	(79.5)	(71.0)
Total URS operating income (loss)	$570.7	$473.9	$446.1
Operating income (loss) (7)
Infrastructure & Environment (1)	$220.9	$222.0	$222.9
Federal Services (2)	249.3	(151.5)	165.6
Energy & Construction	254.2	(214.4)	226.9
Oil & Gas (3)	61.2	—	—
Corporate (6)	(99.7)	(79.5)	(71.0)
Total operating income (loss)	$685.9	$(223.4)	$544.4
Capital expenditures
Infrastructure & Environment (1)	$43.2	$51.2	$30.0
Federal Services (2)	5.5	4.8	5.6
Energy & Construction	19.0	14.8	15.9
Oil & Gas (3)	72.3	—	—
Corporate (6)	13.2	10.9	6.6
Total capital expenditures	$153.2	$81.7	$58.1
Depreciation and amortization
Infrastructure & Environment (1)	$56.5	$55.0	$42.2
Federal Services (2)	36.3	27.1	21.4
Energy & Construction	47.1	54.3	62.3
Oil & Gas (3)	87.1	—	—
Corporate (6)	6.6	6.3	7.6
Total depreciation and amortization	$233.6	$142.7	$133.5

  The operating results of Scott Wilson have been included in our consolidated results since the acquisition on September 10, 2010.
  The operating results of Apptis have been included in our consolidated results since the acquisition on June 1, 2011.
  The operating results of Flint have been included in our consolidated results since the acquisition on May 14, 2012.
  In October 2010, we received notice of a ruling on the priority of claims against a bankrupt client made by one of our unconsolidated joint ventures related to the SR-125 road project in California. The judge ruled against our joint venture's position, finding that its mechanic's lien did not have priority over the senior lenders. As a result of the court's decision, we recorded a pre-tax non-cash asset impairment charge of $25.0 million in the third quarter of 2010. During the second quarter of 2011, we recognized a $9.5 million favorable claim settlement on this project.
  We are providing information regarding URS operating income (loss) by segment because management uses this information to assess performance and make decisions about resource allocation.
  Corporate includes expenses related to corporate functions and acquisition-related expenses.
  The operating income (loss) for the year ended December 30, 2011 included an $825.8 million goodwill impairment charge. See Note 9, “Goodwill and Intangible Assets” for more information.

Reconciliation of other significant reconciling items from segments to consolidated [Table Text Block]
	Year Ended December 28, 2012
	Infrastructure		Energy	Oil
	&	Federal	&	&
(In millions)	Environment	Services	Construction	Gas	Corporate	Consolidated
URS operating income (loss)	$218.8	$249.3	$140.0	$62.3	$(99.7)	$570.7
Noncontrolling interests	2.1	—	114.2	(1.1)	—	115.2
Operating income (loss)	$220.9	$249.3	$254.2	$61.2	$(99.7)	$685.9

	Year Ended December 30, 2011
	Infrastructure		Energy	Oil
	&	Federal	&	&
(In millions)	Environment	Services	Construction	Gas	Corporate	Consolidated
URS operating income (loss)	$222.0	$196.8	$134.6	$—	$(79.5)	$473.9
Noncontrolling interests	—	—	128.5	—	—	128.5
Goodwill impairment	—	(348.3)	(477.5)	—	—	(825.8)
Operating income (loss)	$222.0	$(151.5)	$(214.4)	$—	$(79.5)	$(223.4)

	Year Ended December 31, 2010
	Infrastructure		Energy	Oil
	&	Federal	&	&
(In millions)	Environment	Services	Construction	Gas	Corporate	Consolidated
URS operating income (loss)	$223.8	$165.6	$127.7	$—	$(71.0)	$446.1
Noncontrolling interests	(0.9)	—	99.2	—	—	98.3
Operating income (loss)	$222.9	$165.6	$226.9	$—	$(71.0)	$544.4

Schedule of investments in and advances to unconsolidated joint ventures and property and equipment, net of accumulated depreciation by segment [Table Text Block]
	December 28,	December 30,
(In millions)	2012	2011
Infrastructure & Environment	$8.1	$6.3
Federal Services	5.7	5.1
Energy & Construction	124.5	96.3
Oil & Gas	140.0	—
Total investments in and advances to unconsolidated joint ventures	$278.3	$107.7

Infrastructure & Environment	$141.0	$140.5
Federal Services	36.6	46.2
Energy & Construction	60.1	61.8
Oil & Gas	422.9	—
Corporate	26.9	20.9
Total property and equipment, net of accumulated depreciation	$687.5	$269.4

Reconciliation of assets from segment to consolidated [Table Text Block]
	December 28,	December 30,
(In millions)	2012	2011
Infrastructure & Environment	$2,267.5	$2,287.3
Federal Services	1,645.8	1,582.4
Energy & Construction	2,776.5	2,611.9
Oil & Gas	1,904.4	—
Corporate	192.3	381.0
Total assets	$8,786.5	$6,862.6

Schedule of revenues from external customers, by geographical areas [Table Text Block]
	Years Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Revenues
United States	$8,640.2	$8,329.7	$8,385.4
Canada (1)	1,304.0	180.3	162.3
Other foreign countries	1,056.0	1,065.3	646.9
Eliminations	(27.7)	(30.3)	(17.5)
Total revenues	$10,972.5	$9,545.0	$9,177.1

  Revenues from Canada exceeded 10% of our consolidated revenues for the year ended December 28, 2012 due to our acquisition of Flint in fiscal year 2012.

Schedule of net property and equipment from external customers by geographical areas [Table Text Block]
	December 28,	December 30,
(In millions)	2012	2011
Property and equipment at cost, net (1)
United States	$320.4	$209.5
International:
Canada (2)	313.2	8.7
United Kingdom	24.5	27.2
Other foreign countries	29.4	24.0
Total international	367.1	59.9
Total property and equipment at cost, net	$687.5	$269.4

  Property and equipment at cost, net is categorized by the location of incorporation of the legal entities.
  Property and equipment in Canada became a significant portion of our total property and equipment due to our acquisition of Flint in fiscal year 2012.

Revenues from major customers [Table Text Block]
	Year Ended
	December 28,	December 30,	December 31,
(In millions, except percentages)	2012	2011	2010
The U.S. Army (1)
Infrastructure & Environment	$128.4	$141.7	$167.0
Federal Services	1,495.8	1,351.1	1,408.7
Energy & Construction	130.8	199.5	346.6
Total U.S. Army	$1,755.0	$1,692.3	$1,922.3
Revenues from the U.S. Army as a percentage of our consolidated revenues	16%	18%	21%

DOE
Infrastructure & Environment	$5.6	$5.9	$7.2
Federal Services	27.7	26.8	13.7
Energy & Construction	956.4	1,236.3	1,182.6
Total DOE	$989.7	$1,269.0	$1,203.5
Revenues from DOE as a percentage of our consolidated revenues	9%	13%	13%

Revenues from the federal market sector as a percentage of our consolidated revenues	40%	49%	49%

	Year Ended
	December 28,	December 30,	December 31,
(In millions, except percentages)	2012	2011	2010
The U.S. Army (1)
Infrastructure & Environment	$128.4	$141.7	$167.0
Federal Services	1,495.8	1,351.1	1,408.7
Energy & Construction	130.8	199.5	346.6
Total U.S. Army	$1,755.0	$1,692.3	$1,922.3
Revenues from the U.S. Army as a percentage of our consolidated revenues	16%	18%	21%

DOE
Infrastructure & Environment	$5.6	$5.9	$7.2
Federal Services	27.7	26.8	13.7
Energy & Construction	956.4	1,236.3	1,182.6
Total DOE	$989.7	$1,269.0	$1,203.5
Revenues from DOE as a percentage of our consolidated revenues	9%	13%	13%

Revenues from the federal market sector as a percentage of our consolidated revenues	40%	49%	49%

  The U.S. Army includes U.S. Army Corps of Engineers.

COMMITMENTS AND CONTINGENCIES (TABLES)	12 Months Ended
Dec. 28, 2012
Lease Obligations [Abstract]
Obligations under non-cancelable operating lease agreements [Table Text Block]
(In millions)	Operating Leases
2013	$224.9
2014	151.7
2015	116.0
2016	86.6
2017	58.9
Thereafter	162.9
Total minimum lease payments	$801.0

CONDENSED CONSOLIDATING FINANCIAL INFORMATION (TABLES)	12 Months Ended
	Dec. 28, 2012	Dec. 30, 2011	Dec. 31, 2010
Revision of Previously Issued Financial Statements [Abstract]
Revision of Previously Issued Financial Statements [Table Text Block]
	As of December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Balance Sheet Data:

As Reported
ASSETS
Current assets:
Cash and cash equivalents	$14.4	$—	$16.3	$285.4	$(1.6)	$314.5
Accounts receivable, including retentions	—	—	771.2	811.8	(28.2)	1,554.8
Costs and accrued earnings in excess of billings on contracts	—	—	876.9	515.7	(8.3)	1,384.3
Less receivable allowances	—	—	(29.1)	(40.6)	—	(69.7)
Net accounts receivable	—	—	1,619.0	1,286.9	(36.5)	2,869.4
Intercompany accounts receivable	1,765.8	22.4	4,248.9	1,530.6	(7,567.7)	—
Deferred tax assets	6.8	—	60.3	0.5	—	67.6
Inventory	—	—	5.5	56.0	—	61.5
Other current assets	38.2	—	65.5	111.3	(10.8)	204.2
Total current assets	1,825.2	22.4	6,015.5	3,270.7	(7,616.6)	3,517.2
Investments in and advances to subsidiaries and unconsolidated joint ventures	5,400.5	20.7	1,812.0	258.9	(7,213.8)	278.3
Property and equipment at cost, net	26.9	—	159.7	500.9	—	687.5
Intangible assets, net	0.2	—	223.5	468.5	—	692.2
Goodwill	—	—	1,778.7	1,468.4	—	3,247.1
Other long-term assets	22.4	—	231.3	115.3	(4.8)	364.2
Total assets	$7,275.2	$43.1	$10,220.7	$6,082.7	$(14,835.2)	$8,786.5
LIABILITIES AND EQUITY
Current liabilities:
Current portion of long-term debt	$18.9	$—	$10.0	$42.9	$—	$71.8
Accounts payable and subcontractors payable, including retentions	4.1	—	382.8	454.8	(38.2)	803.5
Accrued salaries and employee benefits	41.1	—	362.6	155.1	—	558.8
Billings in excess of costs and accrued earnings on contracts	—	—	146.4	143.0	(0.3)	289.1
Intercompany accounts payable	3,138.3	14.7	3,109.1	1,305.6	(7,567.7)	—
Short-term intercompany notes payable	14.3	—	20.0	599.2	(633.5)	—
Other current liabilities	59.4	8.6	146.3	74.0	(10.5)	277.8
Total current liabilities	3,276.1	23.3	4,177.2	2,774.6	(8,250.2)	2,001.0
Long-term debt	952.2	699.6	16.9	323.8	—	1,992.5
Deferred tax liabilities	—	—	247.6	85.5	(4.8)	328.3
Self-insurance reserves	—	—	18.3	111.5	—	129.8
Pension and post-retirement benefit obligations	—	—	185.4	115.5	—	300.9
Long-term intercompany notes payable	—	—	561.7	687.8	(1,249.5)	—
Other long-term liabilities	2.9	—	197.0	71.1	—	271.0
Total liabilities	4,231.2	722.9	5,404.1	4,169.8	(9,504.5)	5,023.5
Intercompany notes receivable	(577.1)	(687.8)	(583.8)	(34.3)	1,883.0	—
Total URS stockholders' equity	3,044.0	(679.8)	4,816.6	1,771.0	(5,330.7)	3,621.1
Noncontrolling interests	—	—	—	141.9	—	141.9
Total stockholders' equity	3,044.0	(679.8)	4,816.6	1,912.9	(5,330.7)	3,763.0
Total liabilities and stockholders' equity	$7,275.2	$43.1	$10,220.7	$6,082.7	$(14,835.2)	$8,786.5

	As of December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
ASSETS
Current assets:
Accounts receivable, including retentions	$—	$—	$0.1	$—	$(0.1)	$—
Net accounts receivable	—	—	0.1	—	(0.1)	—
Intercompany accounts receivable	27.4	—	(315.8)	(261.6)	550.0	—
Total current assets	27.4	—	(315.7)	(261.6)	549.9	—
Investments in and advances to subsidiaries and unconsolidated joint ventures	0.1	—	0.2	(16.7)	16.4	—
Intangible assets, net	—	—	(0.2)	0.2	—	—
Other long-term assets	(0.1)	—	—	(0.2)	0.3	—
Total assets	27.4	—	(315.7)	(278.3)	566.6	—
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable and subcontractors payable, including retentions	0.1	—	(0.1)	—	—	—
Accrued salaries and employee benefits	(0.1)	—	0.1	—	—	—
Billings in excess of costs and accrued earnings on contracts	—	—	(0.1)	—	0.1	—
Intercompany accounts payable	27.4	—	(315.7)	(261.7)	550.0	—
Short-term intercompany notes payable	—	—	—	(577.6)	577.6	—
Other current liabilities	0.1	—	(0.1)	4.0	(4.0)	—
Total current liabilities	27.5	—	(315.9)	(835.3)	1,123.7	—
Deferred tax liabilities	—	—	(0.1)	0.1	—	—
Long-term intercompany notes payable	—	—	—	577.6	(577.6)	—
Other long-term liabilities	(0.1)	—	0.1	—	—	—
Total liabilities	27.4	—	(315.9)	(257.6)	546.1	—
Total URS stockholders' equity	—	—	0.2	(20.7)	20.5	—
Total stockholders' equity	—	—	0.2	(20.7)	20.5	—
Total liabilities and stockholders' equity	27.4	—	(315.7)	(278.3)	566.6	—

	As of December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
ASSETS
Current assets:
Cash and cash equivalents	$14.4	$—	$16.3	$285.4	$(1.6)	$314.5
Accounts receivable, including retentions	—	—	771.3	811.8	(28.3)	1,554.8
Costs and accrued earnings in excess of billings on contracts	—	—	876.9	515.7	(8.3)	1,384.3
Less receivable allowances	—	—	(29.1)	(40.6)	—	(69.7)
Net accounts receivable	—	—	1,619.1	1,286.9	(36.6)	2,869.4
Intercompany accounts receivable	1,793.2	22.4	3,933.1	1,269.0	(7,017.7)	—
Deferred tax assets	6.8	—	60.3	0.5	—	67.6
Inventory	—	—	5.5	56.0	—	61.5
Other current assets	38.2	—	65.5	111.3	(10.8)	204.2
Total current assets	1,852.6	22.4	5,699.8	3,009.1	(7,066.7)	3,517.2
Investments in and advances to subsidiaries and unconsolidated joint ventures	5,400.6	20.7	1,812.2	242.2	(7,197.4)	278.3
Property and equipment at cost, net	26.9	—	159.7	500.9	—	687.5
Intangible assets, net	0.2	—	223.3	468.7	—	692.2
Goodwill	—	—	1,778.7	1,468.4	—	3,247.1
Other long-term assets	22.3	—	231.3	115.1	(4.5)	364.2
Total assets	$7,302.6	$43.1	$9,905.0	$5,804.4	$(14,268.6)	$8,786.5
LIABILITIES AND EQUITY
Current liabilities:
Current portion of long-term debt	$18.9	$—	$10.0	$42.9	$—	$71.8
Accounts payable and subcontractors payable, including retentions	4.2	—	382.7	454.8	(38.2)	803.5
Accrued salaries and employee benefits	41.0	—	362.7	155.1	—	558.8
Billings in excess of costs and accrued earnings on contracts	—	—	146.3	143.0	(0.2)	289.1
Intercompany accounts payable	3,165.7	14.7	2,793.4	1,043.9	(7,017.7)	—
Short-term intercompany notes payable	14.3	—	20.0	21.6	(55.9)	—
Other current liabilities	59.5	8.6	146.2	78.0	(14.5)	277.8
Total current liabilities	3,303.6	23.3	3,861.3	1,939.3	(7,126.5)	2,001.0
Long-term debt	952.2	699.6	16.9	323.8	—	1,992.5
Deferred tax liabilities	—	—	247.5	85.6	(4.8)	328.3
Self-insurance reserves	—	—	18.3	111.5	—	129.8
Pension and post-retirement benefit obligations	—	—	185.4	115.5	—	300.9
Long-term intercompany notes payable	—	—	561.7	1,265.4	(1,827.1)	—
Other long-term liabilities	2.8	—	197.1	71.1	—	271.0
Total liabilities	4,258.6	722.9	5,088.2	3,912.2	(8,958.4)	5,023.5
Intercompany notes receivable	(577.1)	(687.8)	(583.8)	(34.3)	1,883.0	—
Total URS stockholders' equity	3,044.0	(679.8)	4,816.8	1,750.3	(5,310.2)	3,621.1
Noncontrolling interests	—	—	—	141.9	—	141.9
Total stockholders' equity	3,044.0	(679.8)	4,816.8	1,892.2	(5,310.2)	3,763.0
Total liabilities and stockholders' equity	$7,302.6	$43.1	$9,905.0	$5,804.4	$(14,268.6)	$8,786.5

	For the Year Ended December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Statement of Operations Data:

As Reported
Revenues	$—	$—	$6,713.8	$4,420.9	$(162.2)	$10,972.5
Cost of revenues	—	—	(6,305.0)	(4,151.7)	162.2	(10,294.5)
General and administrative expenses	(83.2)	—	—	(0.4)	—	(83.6)
Acquisition-related expenses	(6.7)	—	—	(9.4)	—	(16.1)
Equity in income (loss) in subsidiaries	297.8	20.7	149.6	8.0	(476.1)	—
Equity in income of unconsolidated joint ventures	—	—	21.5	86.1	—	107.6
Operating income (loss)	207.9	20.7	579.9	353.5	(476.1)	685.9
Interest expense	110.8	(20.3)	(107.4)	(53.8)	—	(70.7)
Other income (expenses)	(0.3)	—	—	0.8	—	0.5
Income (loss) before income taxes	318.4	0.4	472.5	300.5	(476.1)	615.7
Income tax benefit (expense)	(7.8)	7.6	(174.7)	(15.0)	—	(189.9)
Net income (loss) including noncontrolling interests	310.6	8.0	297.8	285.5	(476.1)	425.8
Noncontrolling interests in income of consolidated subsidiaries	—	—	—	(115.2)	—	(115.2)
Net income (loss) attributable to URS	$310.6	$8.0	$297.8	$170.3	$(476.1)	$310.6
Comprehensive income (loss) attributable to URS	$308.2	$8.0	$283.2	$191.5	$(482.7)	$308.2

	For the Year Ended December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
Equity in income (loss) in subsidiaries	$—	$—	$—	$(20.7)	$20.7	$—
Intercompany royalty and general and administrative charges	140.6	—	(122.3)	(18.3)	—	—
Operating income (loss)	140.6	—	(122.3)	(39.0)	20.7	—
Interest expense	(147.0)	(2.6)	106.6	43.0	—	—
Intercompany interest income	7.8	2.6	23.0	2.0	(35.4)	—
Intercompany interest expense	(1.4)	—	(7.3)	(26.7)	35.4	—
Income (loss) before income taxes	—	—	—	(20.7)	20.7	—
Net income (loss) including noncontrolling interests	—	—	—	(20.7)	20.7	—
Net income (loss) attributable to URS	—	—	—	(20.7)	20.7	—
Comprehensive income (loss) attributable to URS	—	—	(0.7)	(20.7)	21.4	—

	For the Year Ended December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
Revenues	$—	$—	$6,713.8	$4,420.9	$(162.2)	$10,972.5
Cost of revenues	—	—	(6,305.0)	(4,151.7)	162.2	(10,294.5)
General and administrative expenses	(83.2)	—	—	(0.4)	—	(83.6)
Acquisition-related expenses	(6.7)	—	—	(9.4)	—	(16.1)
Equity in income (loss) in subsidiaries	297.8	20.7	149.6	(12.7)	(455.4)	—
Equity in income of unconsolidated joint ventures	—	—	21.5	86.1	—	107.6
Intercompany royalty and general and administrative charges	140.6	—	(122.3)	(18.3)	—	—
Operating income (loss)	348.5	20.7	457.6	314.5	(455.4)	685.9
Interest expense	(36.2)	(22.9)	(0.8)	(10.8)	—	(70.7)
Intercompany interest income	7.8	2.6	23.0	2.0	(35.4)	—
Intercompany interest expense	(1.4)	—	(7.3)	(26.7)	35.4	—
Other income (expenses)	(0.3)	—	—	0.8	—	0.5
Income (loss) before income taxes	318.4	0.4	472.5	279.8	(455.4)	615.7
Income tax benefit (expense)	(7.8)	7.6	(174.7)	(15.0)	—	(189.9)
Net income (loss) including noncontrolling interests	310.6	8.0	297.8	264.8	(455.4)	425.8
Noncontrolling interests in income of consolidated subsidiaries	—	—	—	(115.2)	—	(115.2)
Net income (loss) attributable to URS	$310.6	$8.0	$297.8	$149.6	$(455.4)	$310.6
Comprehensive income (loss) attributable to URS	$308.2	$8.0	$282.5	$170.8	$(461.3)	$308.2

	For the Year Ended December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Statement of Cash Flows Data:

As Reported
Net cash from operating activities	$34.2	$—	$38.6	$280.7	$76.7	$430.2
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	—	—	—	(1,345.7)	—	(1,345.7)
Proceeds from disposal of property and equipment	—	—	—	25.3	—	25.3
Payments in settlement of foreign currency forward contracts	(1,260.6)	—	—	—	—	(1,260.6)
Receipts in settlement of foreign currency forward contracts	1,260.3	—	—	—	—	1,260.3
Investments in unconsolidated joint ventures	—	—	(4.3)	(0.1)	—	(4.4)
Changes in restricted cash	—	—	—	3.9	—	3.9
Capital expenditures, less equipment purchased through capital leases and equipment notes	(11.4)	—	(34.6)	(79.4)	—	(125.4)
Dividends received	—	—	0.1	—	(0.1)	—
Net intercompany investing activities	912.5	—	782.2	544.3	(2,239.0)	—
Net cash from investing activities	900.8	—	743.4	(851.7)	(2,239.1)	(1,446.6)
Cash flows from financing activities:
Borrowings from long-term debt	998.9	—	—	—	—	998.9
Payments on long-term debt	(30.0)	—	(5.7)	(2.3)	—	(38.0)
Borrowings from revolving line of credit	560.0	—	—	101.6	—	661.6
Payments on revolving line of credit	(583.6)	—	—	—	—	(583.6)
Net payments under foreign lines of credit and short-term notes	(0.8)	—	(0.2)	(19.5)	—	(20.5)
Net change in overdrafts	—	—	50.1	6.0	(1.6)	54.5
Payments on capital lease obligations	(0.8)	—	(4.9)	(8.9)	—	(14.6)
Payments of debt issuance costs	(8.8)	—	—	—	—	(8.8)
Excess tax benefits from stock-based compensation	0.1	—	—	—	—	0.1
Proceeds from employee stock purchases and exercises of stock options	8.9	—	—	—	—	8.9
Distributions to noncontrolling interests	—	—	—	(83.8)	—	(83.8)
Contributions and advances from noncontrolling interests	—	—	—	2.3	—	2.3
Dividends paid	(44.7)	—	—	(0.1)	0.1	(44.7)
Repurchases of common stock	(40.0)	—	—	—	—	(40.0)
Net intercompany financing activities	(1,973.6)	—	(829.4)	564.0	2,239.0	—
Net cash from financing activities	(1,114.4)	—	(790.1)	559.3	2,237.5	892.3
Net change in cash and cash equivalents	(179.4)	—	(8.1)	(11.7)	75.1	(124.1)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	2.6	—	2.6
Cash and cash equivalents at beginning of period	193.8	—	24.4	294.5	(76.7)	436.0
Cash and cash equivalents at end of period	$14.4	$—	$16.3	$285.4	$(1.6)	$314.5

	For the Year Ended December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
Net cash from operating activities	$(0.1)	$—	$—	$0.1	$—	$—
Cash flows from investing activities:
Net intercompany investing activities	30.1	—	75.5	39.2	(144.8)	—
Net cash from investing activities	30.1	—	75.5	39.2	(144.8)	—
Cash flows from financing activities:
Net intercompany financing activities	(30.1)	—	(75.5)	(39.2)	144.8	—
Net cash from financing activities	(30.1)	—	(75.5)	(39.2)	144.8	—
Net change in cash and cash equivalents	(0.1)	—	—	0.1	—	—
Cash and cash equivalents at beginning of period	0.1	—	—	(0.1)	—	—
Cash and cash equivalents at end of period	$(0.0)	$—	$—	$—	$—	$—

	For the Year Ended December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
Net cash from operating activities	$34.1	$—	$38.6	$280.8	$76.7	$430.2
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	—	—	—	(1,345.7)	—	(1,345.7)
Proceeds from disposal of property and equipment	—	—	—	25.3	—	25.3
Payments in settlement of foreign currency forward contracts	(1,260.6)	—	—	—	—	(1,260.6)
Receipts in settlement of foreign currency forward contracts	1,260.3	—	—	—	—	1,260.3
Investments in unconsolidated joint ventures	—	—	(4.3)	(0.1)	—	(4.4)
Changes in restricted cash	—	—	—	3.9	—	3.9
Capital expenditures, less equipment purchased through capital leases and equipment notes	(11.4)	—	(34.6)	(79.4)	—	(125.4)
Dividends received	—	—	0.1	—	(0.1)	—
Net intercompany investing activities	942.6	—	857.7	583.5	(2,383.8)	—
Net cash from investing activities	930.9	—	818.9	(812.5)	(2,383.9)	(1,446.6)
Cash flows from financing activities:
Borrowings from long-term debt	998.9	—	—	—	—	998.9
Payments on long-term debt	(30.0)	—	(5.7)	(2.3)	—	(38.0)
Borrowings from revolving line of credit	560.0	—	—	101.6	—	661.6
Payments on revolving line of credit	(583.6)	—	—	—	—	(583.6)
Net payments under foreign lines of credit and short-term notes	(0.8)	—	(0.2)	(19.5)	—	(20.5)
Net change in overdrafts	—	—	50.1	6.0	(1.6)	54.5
Payments on capital lease obligations	(0.8)	—	(4.9)	(8.9)	—	(14.6)
Payments of debt issuance costs	(8.8)	—	—	—	—	(8.8)
Excess tax benefits from stock-based compensation	0.1	—	—	—	—	0.1
Proceeds from employee stock purchases and exercises of stock options	8.9	—	—	—	—	8.9
Distributions to noncontrolling interests	—	—	—	(83.8)	—	(83.8)
Contributions and advances from noncontrolling interests	—	—	—	2.3	—	2.3
Dividends paid	(44.7)	—	—	(0.1)	0.1	(44.7)
Repurchases of common stock	(40.0)	—	—	—	—	(40.0)
Net intercompany financing activities	(2,003.7)	—	(904.9)	524.8	2,383.8	—
Net cash from financing activities	(1,144.5)	—	(865.6)	520.1	2,382.3	892.3
Net change in cash and cash equivalents	(179.5)	—	(8.1)	(11.6)	75.1	(124.1)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	2.6	—	2.6
Cash and cash equivalents at beginning of period	193.9	—	24.4	294.4	(76.7)	436.0
Cash and cash equivalents at end of period	$14.4	$—	$16.3	$285.4	$(1.6)	$314.5

	As of December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Balance Sheet Data:

As Reported
ASSETS
Current assets:
Cash and cash equivalents	$193.8	$—	$24.4	$294.5	$(76.7)	$436.0
Accounts receivable, including retentions	—	—	705.5	456.5	(47.3)	1,114.7
Costs and accrued earnings in excess of billings on contracts	—	—	715.6	425.0	(8.6)	1,132.0
Less receivable allowances	—	—	(24.2)	(18.9)	—	(43.1)
Net accounts receivable	—	—	1,396.9	862.6	(55.9)	2,203.6
Intercompany accounts receivable	2,723.5	—	5,319.1	1,492.4	(9,535.0)	—
Deferred tax assets	3.3	—	54.3	5.4	—	63.0
Inventory	—	—	19.5	—	—	19.5
Other current assets	60.1	—	63.2	59.3	(0.8)	181.8
Total current assets	2,980.7	—	6,877.4	2,714.2	(9,668.4)	2,903.9
Investments in and advances to subsidiaries and unconsolidated joint ventures	5,160.8	—	1,709.2	93.6	(6,855.9)	107.7
Property and equipment at cost, net	20.9	—	154.8	93.7	—	269.4
Intangible assets, net	0.2	—	259.3	262.5	—	522.0
Goodwill	—	—	1,778.7	994.3	—	2,773.0
Other long-term assets	24.3	—	249.6	25.2	(12.5)	286.6
Total assets	$8,186.9	$—	$11,029.0	$4,183.5	$(16,536.8)	$6,862.6
LIABILITIES AND EQUITY
Current liabilities:
Current portion of long-term debt	$9.0	$—	$11.2	$41.3	$—	$61.5
Accounts payable and subcontractors payable, including retentions	4.3	—	456.6	333.7	(135.5)	659.1
Accrued salaries and employee benefits	35.0	—	393.0	99.0	—	527.0
Billings in excess of costs and accrued earnings on contracts	—	—	149.5	161.3	—	310.8
Intercompany accounts payable	4,099.2	—	4,089.2	1,346.6	(9,535.0)	—
Short-term intercompany notes payable	327.8	—	19.3	393.9	(741.0)	—
Other current liabilities	3.5	—	105.6	58.9	8.5	176.5
Total current liabilities	4,478.8	—	5,224.4	2,434.7	(10,403.0)	1,734.9
Long-term debt	714.3	—	16.2	6.5	—	737.0
Deferred tax liabilities	—	—	274.6	14.1	(12.2)	276.5
Self-insurance reserves	—	—	24.6	108.1	—	132.7
Pension and post-retirement benefit obligations	—	—	162.1	113.9	—	276.0
Other long-term liabilities	4.3	—	172.6	44.2	—	221.1
Total liabilities	5,197.4	—	5,874.5	2,721.5	(10,415.2)	3,378.2
Intercompany notes receivable	(387.7)	—	(6.2)	(347.1)	741.0	—
Total URS stockholders' equity	2,989.5	—	5,154.5	1,354.8	(6,121.6)	3,377.2
Noncontrolling interests	—	—	—	107.2	—	107.2
Total stockholders' equity	2,989.5	—	5,154.5	1,462.0	(6,121.6)	3,484.4
Total liabilities and stockholders' equity	$8,186.9	$—	$11,029.0	$4,183.5	$(16,536.8)	$6,862.6

	As of December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
ASSETS
Current assets:
Cash and cash equivalents	$0.1	$—	$—	$(0.1)	$—	$—
Intercompany accounts receivable	(102.3)	—	(166.8)	—	269.1	—
Total current assets	(102.2)	—	(166.8)	(0.1)	269.1	—
Investments in and advances to subsidiaries and unconsolidated joint ventures	(0.1)	—	—	0.1	—	—
Total assets	(102.3)	—	(166.8)	—	269.1	—
LIABILITIES AND EQUITY
Current liabilities:
Intercompany accounts payable	(102.3)	—	(166.8)	—	269.1	—
Total current liabilities	(102.3)	—	(166.8)	—	269.1	—
Total liabilities	(102.3)	—	(166.8)	—	269.1	—
Total liabilities and stockholders' equity	(102.3)	—	(166.8)	—	269.1	—

	As of December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
ASSETS
Current assets:
Cash and cash equivalents	$193.9	$—	$24.4	$294.4	$(76.7)	$436.0
Accounts receivable, including retentions	—	—	705.5	456.5	(47.3)	1,114.7
Costs and accrued earnings in excess of billings on contracts	—	—	715.6	425.0	(8.6)	1,132.0
Less receivable allowances	—	—	(24.2)	(18.9)	—	(43.1)
Net accounts receivable	—	—	1,396.9	862.6	(55.9)	2,203.6
Intercompany accounts receivable	2,621.2	—	5,152.3	1,492.4	(9,265.9)	—
Deferred tax assets	3.3	—	54.3	5.4	—	63.0
Inventory	—	—	19.5	—	—	19.5
Other current assets	60.1	—	63.2	59.3	(0.8)	181.8
Total current assets	2,878.5	—	6,710.6	2,714.1	(9,399.3)	2,903.9
Investments in and advances to subsidiaries and unconsolidated joint ventures	5,160.7	—	1,709.2	93.7	(6,855.9)	107.7
Property and equipment at cost, net	20.9	—	154.8	93.7	—	269.4
Intangible assets, net	0.2	—	259.3	262.5	—	522.0
Goodwill	—	—	1,778.7	994.3	—	2,773.0
Other long-term assets	24.3	—	249.6	25.2	(12.5)	286.6
Total assets	$8,084.6	$—	$10,862.2	$4,183.5	$(16,267.7)	$6,862.6
LIABILITIES AND EQUITY
Current liabilities:
Current portion of long-term debt	$9.0	$—	$11.2	$41.3	$—	$61.5
Accounts payable and subcontractors payable, including retentions	4.3	—	456.6	333.7	(135.5)	659.1
Accrued salaries and employee benefits	35.0	—	393.0	99.0	—	527.0
Billings in excess of costs and accrued earnings on contracts	—	—	149.5	161.3	—	310.8
Intercompany accounts payable	3,996.9	—	3,922.4	1,346.6	(9,265.9)	—
Short-term intercompany notes payable	327.8	—	19.3	393.9	(741.0)	—
Other current liabilities	3.5	—	105.6	58.9	8.5	176.5
Total current liabilities	4,376.5	—	5,057.6	2,434.7	(10,133.9)	1,734.9
Long-term debt	714.3	—	16.2	6.5	—	737.0
Deferred tax liabilities	—	—	274.6	14.1	(12.2)	276.5
Self-insurance reserves	—	—	24.6	108.1	—	132.7
Pension and post-retirement benefit obligations	—	—	162.1	113.9	—	276.0
Other long-term liabilities	4.3	—	172.6	44.2	—	221.1
Total liabilities	5,095.1	—	5,707.7	2,721.5	(10,146.1)	3,378.2
Intercompany notes receivable	(387.7)	—	(6.2)	(347.1)	741.0	—
Total URS stockholders' equity	2,989.5	—	5,154.5	1,354.8	(6,121.6)	3,377.2
Noncontrolling interests	—	—	—	107.2	—	107.2
Total stockholders' equity	2,989.5	—	5,154.5	1,462.0	(6,121.6)	3,484.4
Total liabilities and stockholders' equity	$8,084.6	$—	$10,862.2	$4,183.5	$(16,267.7)	$6,862.6

	For the Year Ended December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Statement of Operations Data:

As Reported
Revenues	$—	$—	$6,924.6	$3,125.9	$(505.5)	$9,545.0
Cost of revenues	—	—	(6,556.0)	(2,938.3)	505.5	(8,988.8)
General and administrative expenses	(81.2)	—	—	1.7	—	(79.5)
Acquisition-related expenses	—	—	(1.0)	—	—	(1.0)
Restructuring costs	—	—	—	(5.5)	—	(5.5)
Goodwill impairment	—	—	(601.7)	(224.1)	—	(825.8)
Equity in income (loss) in subsidiaries	(487.6)	—	(78.7)	—	566.3	—
Equity in income of unconsolidated joint ventures	—	—	8.6	123.6	—	132.2
Operating income (loss)	(568.8)	—	(304.2)	83.3	566.3	(223.4)
Interest expense	118.1	—	(121.9)	(18.3)	—	(22.1)
Income (loss) before income taxes	(450.7)	—	(426.1)	65.0	566.3	(245.5)
Income tax benefit (expense)	(15.1)	—	(61.5)	(15.2)	—	(91.8)
Net income (loss) including noncontrolling interests	(465.8)	—	(487.6)	49.8	566.3	(337.3)
Noncontrolling interests in income of consolidated subsidiaries	—	—	—	(128.5)	—	(128.5)
Net income (loss) attributable to URS	$(465.8)	$—	$(487.6)	$(78.7)	$566.3	$(465.8)
Comprehensive income (loss) attributable to URS	$(539.7)	$—	$(573.1)	$(135.2)	$708.3	$(539.7)

	For the Year Ended December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
Intercompany royalty and general and administrative charges	$136.9	$—	$(122.6)	$(14.3)	$—	$0.0
Operating income (loss)	136.9	—	(122.6)	(14.3)	—	0.0
Interest expense	(139.0)	—	121.3	17.7	—	—
Intercompany interest income	2.9	—	1.7	1.7	(6.3)	—
Intercompany interest expense	(0.8)	—	(0.4)	(5.1)	6.3	—

	For the Year Ended December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
Revenues	$—	$—	$6,924.6	$3,125.9	$(505.5)	$9,545.0
Cost of revenues	—	—	(6,556.0)	(2,938.3)	505.5	(8,988.8)
General and administrative expenses	(81.2)	—	—	1.7	—	(79.5)
Acquisition-related expenses	—	—	(1.0)	—	—	(1.0)
Restructuring costs	—	—	—	(5.5)	—	(5.5)
Goodwill impairment	—	—	(601.7)	(224.1)	—	(825.8)
Equity in income (loss) in subsidiaries	(487.6)	—	(78.7)	—	566.3	—
Equity in income of unconsolidated joint ventures	—	—	8.6	123.6	—	132.2
Intercompany royalty and general and administrative charges	136.9	—	(122.6)	(14.3)	—	0.0
Operating income (loss)	(431.9)	—	(426.8)	69.0	566.3	(223.4)
Interest expense	(20.9)	—	(0.6)	(0.6)	—	(22.1)
Intercompany interest income	2.9	—	1.7	1.7	(6.3)	—
Intercompany interest expense	(0.8)	—	(0.4)	(5.1)	6.3	—
Income (loss) before income taxes	(450.7)	—	(426.1)	65.0	566.3	(245.5)
Income tax benefit (expense)	(15.1)	—	(61.5)	(15.2)	—	(91.8)
Net income (loss) including noncontrolling interests	(465.8)	—	(487.6)	49.8	566.3	(337.3)
Noncontrolling interests in income of consolidated subsidiaries	—	—	—	(128.5)	—	(128.5)
Net income (loss) attributable to URS	$(465.8)	$—	$(487.6)	$(78.7)	$566.3	$(465.8)
Comprehensive income (loss) attributable to URS	$(539.7)	$—	$(573.1)	$(135.2)	$708.3	$(539.7)

	For the Year Ended December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Statement of Cash Flows Data:

As Reported
Net cash from operating activities	$(132.1)	$—	$491.9	$222.8	$(76.7)	$505.9
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	—	—	(298.4)	16.3	—	(282.1)
Proceeds from disposal of property and equipment	—	—	3.8	10.3	—	14.1
Investments in unconsolidated joint ventures	—	—	(19.5)	(0.1)	—	(19.6)
Changes in restricted cash	—	—	—	7.0	—	7.0
Capital expenditures, less equipment purchased through capital leases and equipment notes	(8.6)	—	(49.3)	(9.6)	—	(67.5)
Dividends received	—	—	5.9	—	(5.9)	—
Net intercompany investing activities	(142.1)	—	(480.2)	(437.7)	1,060.0	—
Net cash from investing activities	(150.7)	—	(837.7)	(413.8)	1,054.1	(348.1)
Cash flows from financing activities:
Borrowings from long-term debt	700.0	—	—	—	—	700.0
Payments on long-term debt	(625.0)	—	(7.3)	(0.3)	—	(632.6)
Borrowings from revolving line of credit	138.6	—	—	—	—	138.6
Payments on revolving line of credit	(115.7)	—	—	—	—	(115.7)
Net payments under foreign lines of credit and short-term notes	(0.6)	—	(1.4)	(14.4)	—	(16.4)
Net change in overdrafts	—	—	(97.2)	0.4	78.8	(18.0)
Payments on capital lease obligations	(0.5)	—	(6.1)	(4.3)	—	(10.9)
Payments of debt issuance costs	(3.9)	—	—	—	—	(3.9)
Excess tax benefits from stock-based compensation	0.8	—	—	—	—	0.8
Proceeds from employee stock purchases and exercises of stock options	11.7	—	—	—	—	11.7
Distributions to noncontrolling interests	—	—	—	(111.7)	—	(111.7)
Contributions and advances from noncontrolling interests	—	—	(0.2)	6.8	—	6.6
Dividends paid	—	—	—	(5.9)	5.9	—
Repurchases of common stock	(242.8)	—	—	—	—	(242.8)
Net intercompany financing activities	229.1	—	454.4	376.5	(1,060.0)	—
Net cash from financing activities	91.7	—	342.2	247.1	(975.3)	(294.3)
Net change in cash and cash equivalents	(191.1)	—	(3.6)	56.1	2.1	(136.5)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	(1.3)	—	(1.3)
Cash and cash equivalents at beginning of period	384.9	—	28.0	239.7	(78.8)	573.8
Cash and cash equivalents at end of period	$193.8	$—	$24.4	$294.5	$(76.7)	$436.0

	For the Year Ended December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
Net cash from operating activities	$—	$—	$(1.5)	$1.5	$—	$—
Cash flows from investing activities:
Net intercompany investing activities	162.8	—	163.1	(39.8)	(286.1)	—
Net cash from investing activities	162.8	—	163.1	(39.8)	(286.1)	—
Cash flows from financing activities:
Net intercompany financing activities	(162.8)	—	(161.6)	38.3	286.1	—
Net cash from financing activities	(162.8)	—	(161.6)	38.3	286.1	—
Net change in cash and cash equivalents	—	—	0.0	—	0.0	—
Cash and cash equivalents at beginning of period	0.1	—	—	(0.1)	—	—
Cash and cash equivalents at end of period	0.1	—	0.0	(0.1)	0.0	—

	For the Year Ended December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
Net cash from operating activities	$(132.1)	$—	$490.4	$224.3	$(76.7)	$505.9
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	—	—	(298.4)	16.3	—	(282.1)
Proceeds from disposal of property and equipment	—	—	3.8	10.3	—	14.1
Investments in unconsolidated joint ventures	—	—	(19.5)	(0.1)	—	(19.6)
Changes in restricted cash	—	—	—	7.0	—	7.0
Capital expenditures, less equipment purchased through capital leases and equipment notes	(8.6)	—	(49.3)	(9.6)	—	(67.5)
Dividends received	—	—	5.9	—	(5.9)	—
Net intercompany investing activities	$20.7	—	(317.1)	(477.5)	773.9	—
Net cash from investing activities	$12.1	$—	$(674.6)	$(453.6)	$768.0	$(348.1)
Cash flows from financing activities:
Borrowings from long-term debt	700.0	—	—	—	—	700.0
Payments on long-term debt	(625.0)	—	(7.3)	(0.3)	—	(632.6)
Borrowings from revolving line of credit	138.6	—	—	—	—	138.6
Payments on revolving line of credit	(115.7)	—	—	—	—	(115.7)
Net payments under foreign lines of credit and short-term notes	(0.6)	—	(1.4)	(14.4)	—	(16.4)
Net change in overdrafts	—	—	(97.2)	0.4	78.8	(18.0)
Payments on capital lease obligations	(0.5)	—	(6.1)	(4.3)	—	(10.9)
Payments of debt issuance costs	(3.9)	—	—	—	—	(3.9)
Excess tax benefits from stock-based compensation	0.8	—	—	—	—	0.8
Proceeds from employee stock purchases and exercises of stock options	11.7	—	—	—	—	11.7
Distributions to noncontrolling interests	—	—	—	(111.7)	—	(111.7)
Contributions and advances from noncontrolling interests	—	—	(0.2)	6.8	—	6.6
Dividends paid	—	—	—	(5.9)	5.9	—
Repurchases of common stock	(242.8)	—	—	—	—	(242.8)
Net intercompany financing activities	$66.3	—	292.8	414.8	(773.9)	—
Net cash from financing activities	$(71.1)	$—	$180.6	$285.4	$(689.2)	$(294.3)
Net change in cash and cash equivalents	(191.1)	—	(3.6)	56.1	2.1	(136.5)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	(1.3)	—	(1.3)
Cash and cash equivalents at beginning of period	385.0	—	28.0	239.6	(78.8)	573.8
Cash and cash equivalents at end of period	$193.9	$—	$24.4	$294.4	$(76.7)	$436.0

	For the Year Ended December 31, 2010
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Statement of Operations Data:

As Reported
Revenues	$—	$—	$6,923.7	$2,673.4	$(420.0)	$9,177.1
Cost of revenues	—	—	(6,541.8)	(2,487.7)	420.0	(8,609.5)
General and administrative expenses	(76.6)	—	—	5.6	—	(71.0)
Acquisition-related expenses	—	—	—	(11.9)	—	(11.9)
Restructuring costs	—	—	—	(10.6)	—	(10.6)
Equity in income (loss) in subsidiaries	268.2	—	172.9	—	(441.1)	—
Equity in income of unconsolidated joint ventures	—	—	9.6	60.7	—	70.3
Operating income (loss)	191.6	—	564.4	229.5	(441.1)	544.4
Interest expense	117.0	—	(124.6)	(23.0)	—	(30.6)
Income (loss) before income taxes	308.6	—	439.8	206.5	(441.1)	513.8
Income tax benefit (expense)	(20.7)	—	(171.6)	64.7	—	(127.6)
Net income (loss) including noncontrolling interests	287.9	—	268.2	271.2	(441.1)	386.2
Noncontrolling interests in income of consolidated subsidiaries	—	—	—	(98.3)	—	(98.3)
Net income (loss) attributable to URS	$287.9	$—	$268.2	$172.9	$(441.1)	$287.9
Comprehensive income (loss) attributable to URS	$300.2	$—	$265.2	$189.3	$(454.5)	$300.2

	For the Year Ended December 31, 2010
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
Equity in income (loss) in subsidiaries	$—	$—	$11.8	$—	$(11.8)	$—
Intercompany royalty and general and administrative charges	146.4	—	(138.5)	(7.9)	—	—
Operating income (loss)	146.4	—	(126.7)	(7.9)	(11.8)	—
Interest expense	(148.4)	—	126.8	21.6	—	—
Intercompany interest income	2.7	—	1.2	1.9	(5.8)	—
Intercompany interest expense	(0.7)	—	(1.3)	(3.8)	5.8	—
Income (loss) before income taxes	—	—	—	11.8	(11.8)	—
Net income (loss) including noncontrolling interests	—	—	—	11.8	(11.8)	—
Net income (loss) attributable to URS	—	—	—	11.8	(11.8)	—
Comprehensive income (loss) attributable to URS	—	—	—	11.8	(11.8)	—

	For the Year Ended December 31, 2010
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
Revenues	$—	$—	$6,923.7	$2,673.4	$(420.0)	$9,177.1
Cost of revenues	—	—	(6,541.8)	(2,487.7)	420.0	(8,609.5)
General and administrative expenses	(76.6)	—	—	5.6	—	(71.0)
Acquisition-related expenses	—	—	—	(11.9)	—	(11.9)
Restructuring costs	—	—	—	(10.6)	—	(10.6)
Equity in income (loss) in subsidiaries	268.2	—	184.7	—	(452.9)	—
Equity in income of unconsolidated joint ventures	—	—	9.6	60.7	—	70.3
Intercompany royalty and general and administrative charges	146.4	—	(138.5)	(7.9)	—	—
Operating income (loss)	338.0	—	437.7	221.6	(452.9)	544.4
Interest expense	(31.4)	—	2.2	(1.4)	—	(30.6)
Intercompany interest income	2.7	—	1.2	1.9	(5.8)	—
Intercompany interest expense	(0.7)	—	(1.3)	(3.8)	5.8	—
Income (loss) before income taxes	308.6	—	439.8	218.3	(452.9)	513.8
Income tax benefit (expense)	(20.7)	—	(171.6)	64.7	—	(127.6)
Net income (loss) including noncontrolling interests	287.9	—	268.2	283.0	(452.9)	386.2
Noncontrolling interests in income of consolidated subsidiaries	—	—	—	(98.3)	—	(98.3)
Net income (loss) attributable to URS	$287.9	$—	$268.2	$184.7	$(452.9)	$287.9
Comprehensive income (loss) attributable to URS	$300.2	$—	$265.2	$201.1	$(466.3)	$300.2

	For the Year Ended December 31, 2010
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Statement of Cash Flows Data:

As Reported
Net cash from operating activities	$(7.0)	$—	$446.5	$85.6	$1.3	$526.4
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	—	—	—	(291.7)	—	(291.7)
Changes in cash related to consolidation and/or deconsolidation of joint ventures	—	—	21.4	(0.7)	—	20.7
Proceeds from disposal of property and equipment	—	—	4.7	3.6	—	8.3
Investments in unconsolidated joint ventures	—	—	(6.0)	—	—	(6.0)
Changes in restricted cash	—	—	—	(16.1)	—	(16.1)
Capital expenditures, less equipment purchased through capital leases and equipment notes	(4.6)	—	(26.0)	(14.6)	—	(45.2)
Maturity of short-term investment	—	—	—	30.2	—	30.2
Dividends received	—	—	27.8	—	(27.8)	—
Net intercompany investing activities	(761.7)	—	(730.2)	(112.7)	1,604.6	—
Net cash from investing activities	(766.3)	—	(708.3)	(402.0)	1,576.8	(299.8)
Cash flows from financing activities:
Payments on long-term debt	(150.0)	—	(9.6)	—	—	(159.6)
Net payments under foreign lines of credit and short-term notes	(0.5)	—	(0.4)	(6.7)	—	(7.6)
Net change in overdrafts	—	—	14.6	—	(0.2)	14.4
Payments on capital lease obligations	(0.4)	—	(6.4)	(0.7)	—	(7.5)
Excess tax benefits from stock-based compensation	1.2	—	—	—	—	1.2
Proceeds from employee stock purchases and exercises of stock options	11.3	—	—	—	—	11.3
Distributions to noncontrolling interests	—	—	—	(107.2)	—	(107.2)
Contributions and advances from noncontrolling interests	—	—	—	8.2	—	8.2
Dividends paid	—	—	—	(27.8)	27.8	—
Repurchases of common stock	(128.3)	—	—	—	—	(128.3)
Net intercompany financing activities	1,157.7	—	239.4	207.5	(1,604.6)	—
Net cash from financing activities	891.0	—	237.6	73.3	(1,577.0)	(375.1)
Net change in cash and cash equivalents	117.7	—	(24.2)	(243.1)	1.1	(148.5)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	1.2	—	1.2
Cash and cash equivalents at beginning of period	267.2	—	52.2	481.6	(79.9)	721.1
Cash and cash equivalents at end of period	$384.9	$—	$28.0	$239.7	$(78.8)	$573.8

	For the Year Ended December 31, 2010
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
Net cash from operating activities	$—	$—	$(11.8)	$11.8	$—	$—
Cash flows from investing activities:
Net intercompany investing activities	118.1	—	124.2	30.5	(272.8)	—
Net cash from investing activities	118.1	—	124.2	30.5	(272.8)	—
Cash flows from financing activities:
Net intercompany financing activities	(118.1)	—	(112.4)	(42.3)	272.8	—
Net cash from financing activities	(118.1)	—	(112.4)	(42.3)	272.8	—
Net change in cash and cash equivalents	(0.0)	—	—	—	—	—
Cash and cash equivalents at beginning of period	0.1	—	—	(0.1)	—	—
Cash and cash equivalents at end of period	0.1	—	—	(0.1)	—	—

	For the Year Ended December 31, 2010
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
Net cash from operating activities	$(7.0)	$—	$434.7	$97.4	$1.3	$526.4
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	—	—	—	(291.7)	—	(291.7)
Changes in cash related to consolidation and/or deconsolidation of joint ventures	—	—	21.4	(0.7)	—	20.7
Proceeds from disposal of property and equipment	—	—	4.7	3.6	—	8.3
Investments in unconsolidated joint ventures	—	—	(6.0)	—	—	(6.0)
Changes in restricted cash	—	—	—	(16.1)	—	(16.1)
Capital expenditures, less equipment purchased through capital leases and equipment notes	(4.6)	—	(26.0)	(14.6)	—	(45.2)
Maturity of short-term investment	—	—	—	30.2	—	30.2
Dividends received	—	—	27.8	—	(27.8)	—
Net intercompany investing activities	(643.6)	—	(606.0)	(82.2)	1,331.8	—
Net cash from investing activities	(648.2)	—	(584.1)	(371.5)	1,304.0	(299.8)
Cash flows from financing activities:
Payments on long-term debt	(150.0)	—	(9.6)	—	—	(159.6)
Net payments under foreign lines of credit and short-term notes	(0.5)	—	(0.4)	(6.7)	—	(7.6)
Net change in overdrafts	—	—	14.6	—	(0.2)	14.4
Payments on capital lease obligations	(0.4)	—	(6.4)	(0.7)	—	(7.5)
Excess tax benefits from stock-based compensation	1.2	—	—	—	—	1.2
Proceeds from employee stock purchases and exercises of stock options	11.3	—	—	—	—	11.3
Distributions to noncontrolling interests	—	—	—	(107.2)	—	(107.2)
Contributions and advances from noncontrolling interests	—	—	—	8.2	—	8.2
Dividends paid	—	—	—	(27.8)	27.8	—
Repurchases of common stock	(128.3)	—	—	—	—	(128.3)
Net intercompany financing activities	1,039.6	—	127.0	165.2	(1,331.8)	—
Net cash from financing activities	772.9	—	125.2	31.0	(1,304.2)	(375.1)
Net change in cash and cash equivalents	117.7	—	(24.2)	(243.1)	1.1	(148.5)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	1.2	—	1.2
Cash and cash equivalents at beginning of period	267.3	—	52.2	481.5	(79.9)	721.1
Cash and cash equivalents at end of period	$385.0	$—	$28.0	$239.6	$(78.8)	$573.8

OTHER COMPREHENSIVE INCOME (LOSS) AND ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (TABLES)	12 Months Ended
Dec. 28, 2012
Other Comprehensive Income (Loss) and Accumulated Other Comprehensive Income (Loss) [Abstract]
Other comprehensive income (loss) and accumulated other comprehensive income (loss) [Table Text Block]
(In millions)	Pension and Post-retirement Related Adjustments (1)	Foreign Currency Translation Adjustments	Loss on Derivative Instruments	Unrealized Gain (Loss) on Interest Rate Swaps	Accumulated Other Comprehensive Income (Loss)

Balances at January 1, 2010	$(45.4)	$0.4	$—	$(4.2)	$(49.2)
Pre-tax amount	(5.1)	8.8	—	7.0	10.7
Tax benefit (expense)	4.4	—	—	(2.8)	1.6
Total 2010 adjustments, net of tax	(0.7)	8.8	—	4.2	12.3
Balances at December 31, 2010	$(46.1)	$9.2	$—	$—	$(36.9)
Pre-tax amount	(73.4)	(11.2)	—	—	(84.6)
Tax benefit (2)	10.7	—	—	—	10.7
Total 2011 adjustments, net of tax	(62.7)	(11.2)	—	—	(73.9)
Balances at December 30, 2011	$(108.8)	$(2.0)	$—	$—	$(110.8)
Pre-tax amount	(39.9)	24.8	(1.0)	—	(16.1)
Tax benefit	13.3	—	0.4	—	13.7
Total 2012 adjustments, net of tax	(26.6)	24.8	(0.6)	—	(2.4)
Balances at December 28, 2012	$(135.4)	$22.8	$(0.6)	$—	$(113.2)

  For fiscal year 2012, pension and post-retirement-related adjustments, before-tax, in other comprehensive income included $45.6 million of net loss arising during the year, $7.4 million of amortization of prior service credit and net loss, and $1.7 million of before-tax effect of changes in foreign currency exchange rates. For fiscal year 2011, pension and post-retirement-related adjustments, before-tax, in other comprehensive income included $80.9 million of net loss arising during the year, $4.1 million of amortization of prior service credit and net loss, and $1.9 million of before-tax effect of changes in foreign currency exchange rates. For fiscal year 2010, pension and post-retirement-related adjustments, before-tax, in other comprehensive income included $5.3 million of net loss arising during the year, $0.4 million of amortization of prior service credit and net loss, and $0.1 million of before-tax effect of changes in foreign currency exchange rates.
  The tax benefit has been reduced by a valuation allowance of $11.6 million in 2011.

RECEIVABLE AND DEFERRED INCOME TAX VALUATION ALLOWANCES (TABLES)	12 Months Ended
Dec. 28, 2012
Summary of receivable and deferred income tax valuation allowances [Abstract]
Summary of receivable and deferred income tax valuation allowances [Table Text Block]
(In millions)	Balance at the Beginning of the Period	Additions (Charged to Bad Debt Expense)	Additions (Charged to Other Accounts) (1)	Deductions (2)	Other (3)	Balance at the End of the Period

Year ended December 28, 2012
Receivable allowances	$43.1	$6.6	$27.4	$(7.4)	$—	$69.7
Deferred income tax valuation allowance	$124.0	$—	$3.1	$(1.1)	$11.6	$137.6

Year ended December 30, 2011
Receivable allowances	$42.8	$2.8	$16.1	$(18.6)	$—	$43.1
Deferred income tax valuation allowance	$104.2	$—	$23.5	$(15.3)	$11.6	$124.0

Year ended December 31, 2010
Receivable allowances	$47.7	$6.7	$8.9	$(20.5)	$—	$42.8
Deferred income tax valuation allowance	$87.6	$—	$21.4	$(8.0)	$3.2	$104.2

  These additions were primarily charged to revenues or income tax expense.
  Deductions to the deferred income tax valuation allowance were primarily attributed to foreign and state NOL expirations, change in tax rates and the use of federal and state NOLs.
  Other adjustments to the deferred income tax valuation allowance during the year ended December 28, 2012 were attributable to acquired deferred taxes through the Flint acquisition. For the year ended December 30, 2011, other adjustments to the deferred income tax valuation allowance were charged to other comprehensive income. For the year ended December 31, 2010, other adjustments to the deferred income tax valuation allowance were attributable to acquired deferred taxes on foreign net operating losses through the Scott Wilson acquisition.

SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (TABLES)	12 Months Ended
Dec. 28, 2012
Selected Quarterly Financial Data [Abstract]
Selected Quarterly Financial Data [Table Text Block]
	2012 Quarters Ended
(In millions, except per share data)	March 30	June 29	September 28	December 28

Revenues	$2,361.5	$2,690.7	$2,947.6	$2,972.7
Cost of revenues	(2,203.2)	(2,527.5)	(2,753.3)	(2,810.5)
Acquisition-related expenses (1)	(5.6)	(11.3)	0.8	—
Operating income (loss) (2)	161.4	149.5	203.6	171.4
Other income (expense) (3)	2.5	(9.2)	10.8	(3.6)
Income tax benefit (expense)	(48.6)	(40.5)	(66.1)	(34.7)
Net income including noncontrolling interests	105.5	79.1	127.8	113.4
Noncontrolling interests in income of consolidated subsidiaries	(25.8)	(25.5)	(21.1)	(42.8)
Net income attributable to URS	79.7	53.6	106.7	70.6

Earnings per share:
Basic	$1.08	$0.72	$1.43	$0.95
Diluted	$1.07	$0.72	$1.43	$0.95
Weighted-average shares outstanding:
Basic	74.0	74.2	74.5	74.5
Diluted	74.3	74.6	74.6	74.6

	2011 Quarters Ended
(In millions, except per share data)	April 1	July 1	September 30	December 30

Revenues	$2,319.8	$2,360.3	$2,471.7	$2,393.2
Cost of revenues	(2,202.7)	(2,228.3)	(2,300.1)	(2,257.7)
Acquisition-related expenses	—	(1.0)	—	—
Restructuring costs (4)	—	—	—	(5.5)
Goodwill impairment (5)	—	—	(798.1)	(27.7)
Operating income (6)	132.1	150.6	(620.2)	114.1
Income tax benefit (expense)	(39.0)	(45.5)	39.5	(46.8)
Net income (loss) including noncontrolling interests	87.9	100.0	(585.8)	60.6
Noncontrolling interests in income of consolidated subsidiaries	(25.8)	(33.2)	(37.3)	(32.2)
Net income (loss) attributable to URS	62.1	66.8	(623.1)	28.4

Earnings (loss) per share:
Basic	$0.79	$0.87	$(8.05)	$0.37
Diluted	$0.79	$0.86	$(8.05)	$0.37
Weighted-average shares outstanding:
Basic	78.4	77.2	77.4	76.3
Diluted	78.8	77.7	77.4	76.4

  For the year ended December 28, 2012, we recorded acquisition-related expenses in connection with our acquisition of Flint. See further discussion in Note 8, “Acquisitions.”
  For the first quarter of 2012, we revised our operating income from $163.9 million, as previously reported in our 10-Q, to $161.4 million due to the reclassification of a $2.5 million gain recognized on foreign currency forward contracts from “General and administrative expenses” to “Other income (expenses)” on our Consolidated Statements of Operations. This revision had no impact on net income attributable to URS or EPS.
  During fiscal 2012, “Other income (expenses)” represents foreign currency gains (losses) recognized on intercompany financing arrangements and foreign currency forward contracts. See further discussion in Note 11, “Fair Value of Debt Instruments and Derivative Instruments.”
  For the year ended December 30, 2011, we recorded restructuring costs resulting from the integration of Scott Wilson into our existing U.K. and European business and necessary responses to reductions in market opportunities in Europe. See further discussion in Note 17, “Commitments and Contingencies.”
  For the third quarter of 2011, we recorded an estimated goodwill impairment charge of $798.1 million. On a net, after-tax basis, this transaction resulted in decreases to net income and diluted EPS of $699.3 million and $9.03, respectively.

  During the fourth quarter of 2011, we finalized our step-two goodwill impairment analysis as of September 30, 2011 and recorded an additional goodwill impairment charge of $27.7 million. On a net, after-tax basis, this transaction resulted in decreases to net income and diluted EPS of $32.9 million and $0.43, respectively. See further discussion in Note 9, “Goodwill and Intangible Assets.”

  In October 2010, we received notice of a ruling on the priority of claims against a bankrupt client made by one of our unconsolidated joint ventures related to the SR-125 road project in California. The judge ruled against our joint venture's position, finding that its mechanic's lien did not have priority over the senior lenders. As a result of the court's decision, we recorded a pre-tax non-cash asset impairment charge of $25.0 million or $0.18 per share on an after-tax basis in the third quarter of 2010. During the second quarter of 2011, we recognized a $9.5 million favorable claim settlement on this project.

BUSINESS, BASIS OF PRESENTATION, AND ACCOUNTING POLICIES (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 28, 2012 countries employees	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 30, 2011	Sep. 30, 2011	Jul. 01, 2011	Apr. 01, 2011	Dec. 28, 2012 countries employees	Dec. 30, 2011	Dec. 31, 2010
Cash and cash equivalents (Textuals) [Abstract]
Restricted cash and cash equivalents	$ 17.1				$ 21				$ 17.1	$ 21
Organization, consolidation and presentation of financial statements, as shown (Textuals) [Abstract]
Entity number of employees	54,000								54,000
Number of countries in which entity operates	50								50
Condensed Consolidated Statements of Operations Data [Abstract]
Income (loss) before income taxes									615.7	(245.5)	513.8
Income tax benefit (expense)	(34.7)	(66.1)	(40.5)	(48.6)	(46.8)	39.5	(45.5)	(39)	(189.9)	(91.8)	(127.6)
Net income (loss) including noncontrolling interests	113.4	127.8	79.1	105.5	60.6	(585.8)	100	87.9	425.8	(337.3)	386.2
Noncontrolling interests in income of consolidated subsidiaries	(42.8)	(21.1)	(25.5)	(25.8)	(32.2)	(37.3)	(33.2)	(25.8)	(115.2)	(128.5)	(98.3)
Net income (loss) attributable to URS	70.6	106.7	53.6	79.7	28.4	(623.1)	66.8	62.1	310.6	(465.8)	287.9
Effective income tax rate %								(3.60%)	30.80%	(37.40%)	24.80%
Condensed Consolidated Statements of Comprehensive Income Data [Abstract]
Comprehensive income (loss)									423.4	(411.2)	398.5
Condensed Consolidated Statements of Changes in Stockholders Equity Data [Abstract]
Distributions to noncontrolling interests									(83.8)	(111.7)	(107.2)
Condensed Consolidated Statements of Cash Flows Data [Abstract]
Accounts payable, accrued salaries and employee benefits, and other current liabilities									(13.6)	(43)	(67.6)
Other long-term liabilities									(10.6)	13	22.5
As Reported [Member]
Condensed Consolidated Statements of Operations Data [Abstract]
Income (loss) before income taxes									615.7	(245.5)	513.8
Income tax benefit (expense)									(189.9)	(91.8)	(127.6)
Net income (loss) including noncontrolling interests									425.8	(337.3)	386.2
Noncontrolling interests in income of consolidated subsidiaries									(115.2)	(128.5)	(98.3)
Net income (loss) attributable to URS									$ 310.6	$ (465.8)	$ 287.9

EARNINGS PER SHARE (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended											12 Months Ended
	Dec. 28, 2012		Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 30, 2011		Sep. 30, 2011		Jul. 01, 2011	Apr. 01, 2011	Dec. 28, 2012		Dec. 30, 2011		Dec. 31, 2010
Goodwill [Abstract]
Goodwill impairment						$ 27.7	[1]	$ 798.1	[1]					$ 825.8
Weighted-average shares of common stock outstanding:
Weighted-average shares of common stock outstanding	74.5	[2]	74.5	74.2	74	76.3		77.4	[2]	77.2	78.4	74.3	[2]	77.3	[2]	81	[2]
Effect of dilutive stock options, restricted stock awards and units and employee stock purchase plan shares												0.2	[3]			0.3	[3]
Weighted-average shares of common stock outstanding - Diluted	74.6		74.6	74.6	74.3	76.4		77.4		77.7	78.8	74.5		77.3		81.3
Anti-dilutive equity awards not included in components of weighted-average shares of common stock outstanding												1.1		1		0.9

[1]	For the third quarter of 2011, we recorded an estimated goodwill impairment charge of $798.1 million. On a net, after-tax basis, this transaction resulted in decreases to net income and diluted EPS of $699.3 million and $9.03, respectively. During the fourth quarter of 2011, we finalized our step-two goodwill impairment analysis as of September 30, 2011 and recorded an additional goodwill impairment charge of $27.7 million. On a net, after-tax basis, this transaction resulted in decreases to net income and diluted EPS of $32.9 million and $0.43, respectively. See further discussion in Note 9, ���Goodwill and Intangible Assets.���
[2]	Weighted-average shares of common stock outstanding is net of treasury stock.
[3]	No dilution was applied to our basic weighted-average shares outstanding for the year ended December 30, 2011 due to a goodwill impairment charge that resulted in a net loss for the year.

ACCOUNTS RECEIVABLE AND COSTS AND ACCRUED EARNINGS IN EXCESS OF BILLINGS ON CONTRACTS (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 28, 2012	Dec. 30, 2011
Accounts receivable and costs and accrued earnings in excess of billings on contracts (Textuals) [Abstract]
Receivables with contractual terms in excess of one year	$ 121.4	$ 78.1
Schedule of accounts receivable and costs and accrued earnings in excess of billings on contracts [Line Items]
Total accounts receivable	1,554.8	1,114.7
Unbilled Accounts Receivable	1,649.2	1,317
Less: Amounts included in Other long-term assets	(264.9)	(185)
Costs and accrued earnings in excess of billings on contracts	1,384.3	1,132
US Federal Government [Member]
Schedule of accounts receivable and costs and accrued earnings in excess of billings on contracts [Line Items]
Total accounts receivable	376.2	391.2
Unbilled Accounts Receivable	892.7	758.8
Others [Member]
Schedule of accounts receivable and costs and accrued earnings in excess of billings on contracts [Line Items]
Total accounts receivable	1,178.6	723.5
Unbilled Accounts Receivable	$ 756.5	$ 558.2

INVENTORY (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 28, 2012	Dec. 30, 2011
Inventory [Abstract]
Raw materials	$ 14.2	$ 2.7
Work in process	9.8	16.8
Finished goods	24.9
Supplies	12.6
Inventory	$ 61.5	$ 19.5

JOINT VENTURES (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 28, 2012		Sep. 28, 2012		Jun. 29, 2012		Mar. 30, 2012		Dec. 30, 2011	Sep. 30, 2011	Jul. 01, 2011	Apr. 01, 2011	Dec. 28, 2012		Dec. 30, 2011		Dec. 31, 2010		Jan. 01, 2010
Joint ventures (Textuals) [Abstract]
Unconsolidated VIEs, Distributions													$ 88.7		$ 107.3		$ 92.5
Example of the joint venture activities													Engineering, procurement and construction of a concrete dam; Liquid waste management services, including the decontamination of a former nuclear fuel reprocessing facility and nuclear hazardous waste processing; Management of ongoing tank cleanup effort, including retrieving, treating, storing and disposing of nuclear waste that is stored at tank farms; Management and operation services, including commercial operations, decontamination, decommissioning, and waste management of a nuclear facility in the United Kingdom (“U.K.”); and Operations, maintenance, asset management services to the Canadian energy sector.
Maximum loss exposure that can not be quantified													In addition to potential losses arising out of the carrying values of the assets and liabilities of our unconsolidated joint ventures, our maximum exposure to loss also includes performance assurances and guarantees we sometimes provide to clients on behalf of joint ventures that we do not directly control. We enter into these guarantees primarily to support the contractual obligations associated with the joint ventures’ projects. The potential payment amount of an outstanding performance guarantee is typically the remaining cost of work to be performed by or on behalf of third parties under engineering and construction contracts. However, the majority of the unconsolidated joint ventures in which we participate involve cost-reimbursable, level-of-effort projects that are accounted for as service-type projects, not engineering and construction projects that would follow the percentage-of-completion or completed-contract accounting method. Revenues for service-type contracts are recognized in proportion to the number of service activities performed, in proportion to the direct costs of performing the service activities, or evenly across the period of performance, depending upon the nature of the services provided. The scope of services we provide on these cost-reimbursable contracts are management and operations services for government clients and operations and maintenance services for non-government clients. We believe that, due to the continual changes we experience in client funding and scope definitions, reliable estimates cannot be calculated because they cannot be reliably predicted. In addition, we participate in joint ventures in which the level of our participation is so minimal that we do not have access to those joint ventures’ estimates to complete. The joint ventures where we perform engineering and construction contracts and where we have access to the estimates to complete, which are needed to calculate the performance guarantees, are immaterial.
SR-125 Project [Abstract]
Litigation settlement gross											9.5
Asset impairment charge for an unconsolidated joint venture																	25
Consolidated Joint Ventures [Abstract]
Cash and cash equivalents	314.5								436				314.5		436		573.8		721.1
Net accounts receivable	2,869.4								2,203.6				2,869.4		2,203.6
Other current assets	204.2								181.8				204.2		181.8
Accounts and subcontractors payable	803.5								659.1				803.5		659.1
Billings in excess of costs and accrued earnings on contracts	289.1								310.8				289.1		310.8
Accrued expenses and other	277.8								176.5				277.8		176.5
Total URS equity	3,621.1								3,377.2				3,621.1		3,377.2
Noncontrolling interests	141.9								107.2				141.9		107.2
Unconsolidated Joint Ventures [Abstract]
Current assets	3,517.2								2,903.9				3,517.2		2,903.9
Current liabilities	2,001								1,734.9				2,001		1,734.9
Revenues	2,972.7		2,947.6		2,690.7		2,361.5		2,393.2	2,471.7	2,360.3	2,319.8	10,972.5		9,545		9,177.1
Cost of revenues	(2,810.5)		(2,753.3)		(2,527.5)		(2,203.2)		(2,257.7)	(2,300.1)	(2,228.3)	(2,202.7)	(10,294.5)		(8,988.8)		(8,609.5)
Income (loss) from continuing operations before taxes													615.7		(245.5)		513.8
Net income	70.6		106.7		53.6		79.7		28.4	(623.1)	66.8	62.1	310.6		(465.8)		287.9
Asset impairment charge for an unconsolidated joint venture																	25
Sale of Equity Investment [Abstract]
Other income, net	(3.6)	[1]	10.8	[1]	(9.2)	[1]	2.5	[1]					0.5
Consolidated Joint Ventures [Member]
Consolidated Joint Ventures [Abstract]
Cash and cash equivalents	80.1								91.4				80.1		91.4
Net accounts receivable	282.2								246.8				282.2		246.8
Other current assets	2.9								1.5				2.9		1.5
Non-current assets	143.3								103.4				143.3		103.4
Total assets	508.5								443.1				508.5		443.1
Accounts and subcontractors payable	185								151.9				185		151.9
Billings in excess of costs and accrued earnings on contracts	8.7								35.2				8.7		35.2
Accrued expenses and other	40								30.6				40		30.6
Non-current liabilities	22.7								15.2				22.7		15.2
Total liabilities	256.4								232.9				256.4		232.9
Total URS equity	110.2								103				110.2		103
Noncontrolling interests	141.9								107.2				141.9		107.2
Total owners' equity	252.1								210.2				252.1		210.2
Total liabilities and owners' equity	508.5								443.1				508.5		443.1
Unconsolidated Joint Ventures [Abstract]
Revenues	0								0				1,600		1,700		1,700
Unconsolidated VIEs [Member]
Consolidated Joint Ventures [Abstract]
Non-current assets	23.8								8.8				23.8		8.8
Non-current liabilities	7.8								0.1				7.8		0.1
Unconsolidated Joint Ventures [Abstract]
Current assets	594.1								457.6				594.1		457.6
Current liabilities	372.5								288.1				372.5		288.1
Revenues													1,662.2	[2]	1,498	[2],[3]	1,409.7	[2],[3]
Cost of revenues													(1,440.6)	[2]	(1,201.5)	[2],[3]	(1,225.2)	[2],[3]
Income (loss) from continuing operations before taxes													221.6	[2]	296.5	[2],[3]	184.5	[2],[3]
Net income													$ 206	[2]	$ 274.7	[2],[3]	$ 169.6	[2],[3]

[1]	During fiscal 2012, ���Other income (expenses)��� represents foreign currency gains (losses) recognized on intercompany financing arrangements and foreign currency forward contracts. See further discussion in Note 11, ���Fair Value of Debt Instruments and Derivative Instruments.���
[2]	Income from unconsolidated U.S. joint ventures is generally not taxable in most tax jurisdictions in the U.S. The tax expenses on our other unconsolidated joint ventures are primarily related to foreign taxes.
[3]	In October 2010, we received notice of a ruling on the priority of claims against a bankrupt client made by one of our unconsolidated joint ventures related to the SR-125 road project in California. The judge ruled against our joint venture���s position, finding that its mechanic���s lien did not have priority over the senior lenders. As a result of the court���s decision, we recorded a pre-tax non-cash asset impairment charge of $25.0 million for the year ended December 31, 2010. During the second quarter of 2011, we recognized a $9.5 million favorable claim settlement on this project.

PROPERTY AND EQUIPMENT (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 28, 2012		Dec. 30, 2011		Dec. 28, 2012 Construction and mining equipment [Member]	Dec. 30, 2011 Construction and mining equipment [Member]	Dec. 28, 2012 Construction and mining equipment [Member] Maximum [Member]	Dec. 28, 2012 Construction and mining equipment [Member] Minimum [Member]	Dec. 28, 2012 Computer software [Member]	Dec. 30, 2011 Computer software [Member]	Dec. 28, 2012 Computer software [Member] Maximum [Member]	Dec. 28, 2012 Computer software [Member] Minimum [Member]	Dec. 28, 2012 Computer hardware [Member]	Dec. 30, 2011 Computer hardware [Member]	Dec. 28, 2012 Computer hardware [Member] Maximum [Member]	Dec. 28, 2012 Computer hardware [Member] Minimum [Member]	Dec. 28, 2012 Vehicles and automotive equipment [Member]	Dec. 30, 2011 Vehicles and automotive equipment [Member]	Dec. 28, 2012 Vehicles and automotive equipment [Member] Maximum [Member]	Dec. 28, 2012 Vehicles and automotive equipment [Member] Minimum [Member]	Dec. 28, 2012 Leasehold improvements [Member]	Dec. 30, 2011 Leasehold improvements [Member]	Dec. 28, 2012 Leasehold improvements [Member] Maximum [Member]		Dec. 28, 2012 Leasehold improvements [Member] Minimum [Member]		Dec. 28, 2012 Land and buildings [Member]	Dec. 30, 2011 Land and buildings [Member]	Dec. 28, 2012 Buildings [Member] Maximum [Member]	Dec. 28, 2012 Buildings [Member] Minimum [Member]	Dec. 28, 2012 Furniture and fixtures [Member]	Dec. 30, 2011 Furniture and fixtures [Member]	Dec. 28, 2012 Furniture and fixtures [Member] Maximum [Member]	Dec. 28, 2012 Furniture and fixtures [Member] Minimum [Member]	Dec. 28, 2012 Other equipment [Member]	Dec. 30, 2011 Other equipment [Member]	Dec. 28, 2012 Construction in progress [Member]	Dec. 30, 2011 Construction in progress [Member]
Depreciation and amortization expense related to property and equipment (Textuals) [Abstract]
Unamortized computer software costs	$ 71.1		$ 60.8
Property plant and equipment [Line Items]
Property plant and equipment, gross	1,286.2		756.8		266.4	95.3			219.5	186.3			198.2	186.8			172.2	7.7			130.1	109					114.1	9.2			97.7	91.5			72.4	70.8	15.6	0.2
Accumulated depreciation and amortization	(598.7)		(487.4)
Property and equipment at cost, net	$ 687.5	[1],[2]	$ 269.4	[1],[2]
Estimated useful life							15 years 0 months 0 days	3 years 0 months 0 days			10 years 0 months 0 days	3 years 0 months 0 days			10 years 0 months 0 days	3 years 0 months 0 days			12 years 0 months 0 days	3 years 0 months 0 days			20 years 0 months 0 days	[3]	1 year 0 months 0 days	[3]			45 years 0 months 0 days	10 years 0 months 0 days			10 years 0 months 0 days	3 years 0 months 0 days

[1]	Property and equipment at cost, net is categorized by the location of incorporation of the legal entities. Property and equipment in Canada became a significant portion of our total property and equipment due to our acquisition of Flint in fiscal year 2012.
[2]	The unamortized computer software costs were $71.1 million and $60.8 million, respectively, as of December 28, 2012 and December 30, 2011. The increase in property and equipment from December 30, 2011 to December 28, 2012 was due primarily to the assets acquired as part of the Flint acquisition on May 14, 2012.
[3]	Leasehold improvements are amortized over the length of the lease or estimated useful life, whichever is less

ACQUISITION (DETAILS)	3 Months Ended																12 Months Ended								12 Months Ended
	Dec. 28, 2012 USD ($)		Sep. 28, 2012 USD ($)		Jun. 29, 2012 USD ($)		Mar. 30, 2012 USD ($)		Dec. 30, 2011 USD ($)		Sep. 30, 2011 USD ($)		Jul. 01, 2011 USD ($)		Apr. 01, 2011 USD ($)		Dec. 28, 2012 USD ($)		Dec. 28, 2012 CAD	Dec. 30, 2011 USD ($)		Dec. 31, 2010 USD ($)		Dec. 28, 2012 Apptis acquisition [Member] USD ($)	Dec. 28, 2012 Flint acquisition [Member] USD ($) employees offices	Dec. 28, 2012 Flint acquisition [Member] CAD	Dec. 30, 2011 Flint acquisition [Member] USD ($)		Dec. 28, 2012 Flint acquisition [Member] Maximum [Member]	Dec. 28, 2012 Flint acquisition [Member] Minimum [Member]
Business acquisition [Line Items]
Business acquisition - date of acquisition agreement																									May 14, 2012	May 14, 2012
Cash paid to acquire entity																									$ 1,240,000,000	1,240,000,000
Acquisition-related expenses			800,000	[1]	(11,300,000)	[1]	(5,600,000)	[1]					(1,000,000)				(16,100,000)			(1,000,000)		(11,900,000)			(16,100,000)
Preliminary allocation of purchase price [Abstract]
Cash and cash equivalents																								18,000,000	4,000,000
Trade and other receivables																								60,000,000	544,000,000
Inventory																									61,000,000
Other current assets																								8,000,000	32,000,000
Investments in and advances to unconsolidated joint ventures																									147,000,000
Property and equipment																								20,000,000	420,000,000
Other long-term assets																								10,000,000	10,000,000
Customer relationships, contracts and backlog																								60,000,000	159,000,000
Trade names																								4,000,000	94,000,000
Other																									13,000,000
Total amount allocated to identifiable intangible assets																								64,000,000	266,000,000
Current liabilities																								(76,000,000)	(244,000,000)
Net deferred tax liabilities																								(5,000,000)	(77,000,000)
Long-term debt																									(236,000,000)
Long-term liabilities																								(16,000,000)	(31,000,000)
Total identifiable net assets acquired																								83,000,000	896,000,000
Goodwill																								200,000,000	456,000,000
Total purchase price																								283,000,000	1,352,000,000
Estimated useful life - customer relationships, contracts and backlog																													13 years 0 months 0 days	1 year 0 months 0 days
Estimated useful life - trade name and other																	12 years		12 years										40 years 0 months 0 days	1 year 0 months 0 days
Estimated useful life - favorable leases and other																													13 years 0 months 0 days	1 year 0 months 0 days
Estimated useful life - other intangible assets																													40 years 0 months 0 days	3 years 0 months 0 days
Tax-deductible portion of acquired goodwill	223,200,000								316,500,000								223,200,000			316,500,000				64,000,000
Business acquisition [Abstract]
Business acquisition - date of acquisition agreement																									May 14, 2012	May 14, 2012
Business acquisition - cost of acquired entity per share																										25
Business acquisition - cost of acquired entity cash paid																									1,240,000,000	1,240,000,000
Business acquisition - liabilities assumed																	175,000,000		175,000,000						175,000,000	175,000,000
Business acquisition - number of employees acquired																									11,000	11,000
Business acquisition - number of offices acquired																									80	80
Business acquisition - revenues	2,972,700,000		2,947,600,000		2,690,700,000		2,361,500,000		2,393,200,000		2,471,700,000		2,360,300,000		2,319,800,000		10,972,500,000			9,545,000,000		9,177,100,000			1,500,000,000
Business acquisition - operating income	171,400,000	[2]	203,600,000	[2]	149,500,000	[2]	161,400,000	[2]	114,100,000	[3]	(620,200,000)	[3]	150,600,000	[3]	132,100,000	[3]	685,900,000	[4]		(223,400,000)	[4]	544,400,000	[4]		61,200,000
Business acquisition, pro forma information [Abstract]
Revenues																									11,785,800,000		11,128,700,000
Net income including noncontrolling interests																									409,100,000		(429,800,000)
Net income attributable to URS																									292,900,000		(558,300,000)
Basic EPS																									$ 3.94		$ (7.22)
Diluted EPS																									$ 3.93		$ (7.22)
Business acquisition, pro forma nonrecurring adjustments [Abstract]
Acquisition-related expense																									27,700,000		(27,500,000)	[5]
Voting interest percentage in unconsolidated joint venture arising from acquisition																									50.00%	50.00%
Excess fair value over underlying equity interest																									128,500,000
Intangible assets																									38,000,000
Other indebtedness																									31,600,000
Other indebtedness that was repaid																									110,300,000
Amortization of acquired intangible assets																									34,100,000
Amortization of intangible assets associated with unconsolidated joint ventures																									$ 5,900,000

[1]	For the year ended December 28, 2012, we recorded acquisition-related expenses in connection with our acquisition of Flint. See further discussion in Note 8, ���Acquisitions.���
[2]	For the first quarter of 2012, we revised our operating income from $163.9 million, as previously reported in our 10-Q, to $161.4 million due to the reclassification of a $2.5 million gain recognized on foreign currency forward contracts from ���General and administrative expenses��� to ���Other income (expenses)��� on our Consolidated Statements of Operations. This revision had no impact on net income attributable to URS or EPS.
[3]	In October 2010, we received notice of a ruling on the priority of claims against a bankrupt client made by one of our unconsolidated joint ventures related to the SR-125 road project in California. The judge ruled against our joint venture���s position, finding that its mechanic���s lien did not have priority over the senior lenders. As a result of the court���s decision, we recorded a pre-tax non-cash asset impairment charge of $25.0 million for the year ended December 31, 2010. During the second quarter of 2011, we recognized a $9.5 million favorable claim settlement on this project.
[4]	The operating income (loss) for the year ended December 30, 2011 included an $825.8 million goodwill impairment charge. See Note 9, ���Goodwill and Intangible Assets��� for more information.
[5]	Included in the pro forma results for the year ended December 30, 2011 is a nonrecurring adjustment related to URS and Flint acquisition-related expenses. These expenses were included in the fiscal year 2011 pro forma results as if the acquisition occurred at the beginning of that fiscal year.

GOODWILL (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended				9 Months Ended	12 Months Ended
	Dec. 30, 2011		Sep. 30, 2011		Sep. 30, 2011	Dec. 28, 2012		Dec. 30, 2011		Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Balance					$ 514.1	$ 522		$ 514.1
Acquisitions	70.1					266.3		70.1
Amortization expense						(101.2)		(60.6)		(49.2)
Other additions and foreign currency translation						5.1		(1.6)
Balance	522					692.2		522		514.1
Table of estimated future amortization expense of intangible assets [Abstract]
Future amortization expense, year one						108.7
Future amortization expense, year two						95.3
Future amortization expense, year three						83.4
Future amortization expense, year four						78.1
Future amortization expense, year five						72.1
Future amortization expense, after year five						254.6
Total estimated future amortization expense	522					692.2		522		514.1
Goodwill [Line Items]
Goodwill	2,773					3,247.1		2,773		3,393.2
Goodwill acquired						456.3		214.3
Goodwill impairment	(27.7)	[1]	(798.1)	[1]				(825.8)
Other adjustments						17.8	[2]	(8.7)	[2]
Goodwill (Textuals) [Abstract]
Goodwill alllocation adjustment						(1.7)		(5.3)
Goodwill adjustment resulting from the sale of our business								2.2
Foreign currency translation						(16.1)		(1.2)
Goodwill impairment review [Abstract]
Reporting unit fair value						6,684
Reporting unit carrying value						5,597.3
Goodwill impairment loss after tax	32.9				699.3	732.2
Infastructure and Environment Segment [Member]
Goodwill [Line Items]
Goodwill	758.1					772.9		758.1		754.6
Goodwill acquired								12.2
Other adjustments						14.8	[2]	(8.7)	[2]
Goodwill impairment review [Abstract]
Reporting unit fair value						1,512
Reporting unit carrying value						1,341.5
Reporting unit percent fair value above carrying value						12.70%
Federal Services Segment [Member]
Goodwill [Line Items]
Goodwill	708.6					710.3		708.6		854.8
Goodwill acquired								202.1
Goodwill impairment								(348.3)
Other adjustments						1.7	[2]
Goodwill impairment review [Abstract]
Reporting unit fair value						1,218
Reporting unit carrying value						1,017
Reporting unit percent fair value above carrying value						19.80%
Energy And Construction Segment [Member]
Goodwill [Line Items]
Goodwill	1,306.3					1,306.3		1,306.3		1,783.8
Goodwill impairment								(477.5)
Goodwill impairment review [Abstract]
Reporting unit fair value						2,242
Reporting unit carrying value						1,736
Reporting unit percent fair value above carrying value						29.10%
Global Management and Operations Services Group [Member]
Goodwill [Line Items]
Goodwill	405.4					405.4		405.4		565.4
Goodwill impairment								(160)
Goodwill impairment review [Abstract]
Reporting unit fair value						834
Reporting unit carrying value						677
Reporting unit percent fair value above carrying value						23.20%
Civil Construction and Mining Group [Member]
Goodwill [Line Items]
Goodwill	212.3					212.3		212.3		293.9
Goodwill impairment								(81.6)
Goodwill impairment review [Abstract]
Reporting unit fair value						356
Reporting unit carrying value						267.9
Reporting unit percent fair value above carrying value						32.90%
Industrial/Process Group
Goodwill [Line Items]
Goodwill	118					118		118		189.4
Goodwill impairment								(71.4)
Goodwill impairment review [Abstract]
Reporting unit fair value						263
Reporting unit carrying value						157.8
Reporting unit percent fair value above carrying value						66.70%
Power Group
Goodwill [Line Items]
Goodwill	570.6					570.6		570.6		735.1
Goodwill impairment								(164.5)
Goodwill impairment review [Abstract]
Reporting unit fair value						789
Reporting unit carrying value						633.3
Reporting unit percent fair value above carrying value						24.60%
Oil and Gas Segment [Member]
Goodwill [Line Items]
Goodwill						457.6
Goodwill acquired						456.3
Other adjustments						1.3	[2]
Goodwill impairment review [Abstract]
Reporting unit fair value						1,712
Reporting unit carrying value						1,502.8
Reporting unit percent fair value above carrying value						19.40%
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life						40 years 0 months 0 days
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life						3 years 0 months 0 days
Customer Relationships, Contracts, and Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Balance					487.3	491.1		487.3
Acquisitions	62.9					163		62.9
Amortization expense						(93.9)		(56.8)
Other additions and foreign currency translation						3.3		(2.3)
Balance	491.1					563.5		491.1
Table of estimated future amortization expense of intangible assets [Abstract]
Future amortization expense, year one						101.3
Future amortization expense, year two						89.2
Future amortization expense, year three						78.1
Future amortization expense, year four						72.7
Future amortization expense, year five						67.3
Future amortization expense, after year five						154.9
Total estimated future amortization expense	491.1					563.5		491.1
Customer Relationships, Contracts, and Backlog [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life						16 years 0 months 0 days
Customer Relationships, Contracts, and Backlog [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life						1 year 0 months 0 days
Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Balance					24.9	25.6		24.9
Acquisitions	2.5					93.5		2.5
Amortization expense						(4.8)		(1.6)
Other additions and foreign currency translation						1.7		(0.2)
Balance	25.6					116		25.6
Table of estimated future amortization expense of intangible assets [Abstract]
Future amortization expense, year one						5.6
Future amortization expense, year two						4.6
Future amortization expense, year three						4.2
Future amortization expense, year four						4.3
Future amortization expense, year five						4.3
Future amortization expense, after year five						93
Total estimated future amortization expense	25.6					116		25.6
Trade Name [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life						40 years 0 months 0 days	[3]
Trade Name [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life						1 year 0 months 0 days	[3]
Favorable Leases and Other [Member]
Finite-Lived Intangible Assets [Line Items]
Balance					1.9	5.3		1.9
Acquisitions	4.7					9.8		4.7
Amortization expense						(2.5)		(2.2)
Other additions and foreign currency translation						0.1		0.9
Balance	5.3					12.7		5.3
Table of estimated future amortization expense of intangible assets [Abstract]
Future amortization expense, year one						1.8
Future amortization expense, year two						1.5
Future amortization expense, year three						1.1
Future amortization expense, year four						1.1
Future amortization expense, year five						0.5
Future amortization expense, after year five						6.7
Total estimated future amortization expense	$ 5.3					$ 12.7		$ 5.3
Favorable Leases and Other [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life						13 years 0 months 0 days
Favorable Leases and Other [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life						1 year 0 months 0 days

[1]	For the third quarter of 2011, we recorded an estimated goodwill impairment charge of $798.1 million. On a net, after-tax basis, this transaction resulted in decreases to net income and diluted EPS of $699.3 million and $9.03, respectively. During the fourth quarter of 2011, we finalized our step-two goodwill impairment analysis as of September 30, 2011 and recorded an additional goodwill impairment charge of $27.7 million. On a net, after-tax basis, this transaction resulted in decreases to net income and diluted EPS of $32.9 million and $0.43, respectively. See further discussion in Note 9, ���Goodwill and Intangible Assets.���
[2]	For the year ended December 30, 2011, ���Other Adjustments��� include an adjustment for the final allocation of our purchase price of Scott Wilson of $5.3 million, an adjustment resulting from the sale of a business of $2.2 million, and an adjustment for foreign currency translation of $1.2 million. For the year ended December 28, 2012, ���Other adjustments��� include an adjustment for foreign currency translation of $16.1 million, and an adjustment for the final allocation of our purchase price of Apptis of $1.7 million.
[3]	During the fourth quarter of 2011, we revised the estimated useful life of the Scott Wilson trade name from 25 years to 12 years because we decided to reduce the use of the trade name. The estimated useful life of the Flint trade name in the U.S. and Canada is 40 years.

INDEBTEDNESS (DETAILS) In Millions, unless otherwise specified	12 Months Ended														12 Months Ended
	Dec. 28, 2012 USD ($)	Dec. 28, 2012 CAD	Dec. 30, 2011 USD ($)	Dec. 28, 2012 Senior Debt Obligations [Member] USD ($)	Dec. 28, 2012 Senior Notes, Five Year Term [Member] USD ($)	Dec. 28, 2012 Senior Notes, Ten Year Term [Member] USD ($)	Dec. 28, 2012 Senior Canadian Notes [Member] USD ($)	Dec. 28, 2012 Redeemable in period prior to June 15, 2014 [Member]	Dec. 28, 2012 Redeemable in period prior to June 15, 2015 [Member]	Dec. 28, 2012 Redeemable in period June 15, 2015 to June 14, 2016 [Member]	Dec. 28, 2012 Redeemable in period June 15, 2016 to June 14, 2017 [Member]	Dec. 28, 2012 Redeemable in period June 15, 2017 to June 14, 2019 [Member]	Dec. 28, 2012 Foreign Line of Credit [Member] USD ($)	Dec. 30, 2011 Foreign Line of Credit [Member] USD ($)	Dec. 28, 2012 Revolving Line of Credit [Member] USD ($)	Dec. 30, 2011 Revolving Line of Credit [Member] USD ($)	Dec. 31, 2010 Revolving Line of Credit [Member] USD ($)	Dec. 28, 2012 Credit Facility Term Loan [Member] USD ($)	Dec. 30, 2011 Credit Facility Term Loan [Member] USD ($)
Capital leases, future minimum payments due [Abstract]
Less than one year	$ 29.9
Second year	11.7
Third year	9.6
Fourth year	7.6
Fifth year	3.5
Total minimum lease payments	62.3
Less: amounts representing interest	3.1
Present value of net minimum lease payments	59.2
Costs incurred for extinguishment of debt [Abstract]
Costs incurred for extinguishment of debt			2.9
Indebtedness [Abstract]
Bank term loans, net of debt issuance costs	666.3		695.1
Senior Notes (net of discount)				999	399.5	599.5	203.8
Revolving line of credit	100.5		23
Other indebtedness	94.7		80.4
Total indebtedness	2,064.3		798.5
Outstanding debt				1,200														670	700
Interest rate at period end																		1.71%	1.80%
Senior credit facility [Abstract]
2011 Credit Facility term loan, description of variable rate basis	London Interbank Offered Rate (“LIBOR”)	London Interbank Offered Rate (“LIBOR”)
2011 Credit Facility term loan, basis spread on variable rate																		1.50%
Line of credit facility, maximum borrowing capacity													50.8	33.7
Subsidiary guarantors percent threshold individual basis																		10.00%
Subsidiary guarantors percent threshold consolidated basis																		80.00%
Repayment of revolving line of credit	583.6		115.7
Senior Notes and Canadian Notes [Abstract]
Senior Notes, unamortized discount				1
Senior Notes, unamortized premium							28
Senior Notes, aggregate principal amount					400	600
Senior Notes, interest rate, stated percentage					3.85%	5.00%	7.50%
Senior Notes, special mandatory redemption price percent of principal				100.00%
Senior Notes, issuer redemption price in whole percent of principal				100.00%
Senior Notes, change of control triggering event redemption price percent of principal				101.00%			101.00%
Senior Notes, future indebtedness threshold for guarantors				100
Canadian Notes, maximum percent of principal redeemable								35.00%
Canadian Notes, issuer redemption price percent of principal								107.50%
Canadian Notes, minimum percent of principal remaining outstanding after redemption								65.00%
Canadian Notes, issuer redemption price percent of principal plus applicable premium									100.00%	103.80%	101.90%	100.00%
Maximum additional interest until completion of exchange offer				0.50%
Business acquisition [Abstract]
Business acquisition - liabilities assumed	175	175
Revolving line of credit [Abstract]
Letters of credit issued, amount															132
Amounts available on our revolving credit facility															767.5
Average daily revolving line of credit balances															139.5	25.9	0.3
Maximum amounts outstanding at any one point															420	104.6	12.1
Effective average interest rates paid on the revolving line of credit															1.90%	1.30%	3.00%
Other indebtedness [Abstract]
Notes payable, five-year loan notes, and foreign credit lines	35.5		53.1
Notes payable, weighted-average interest rate	4.68%	4.68%	4.04%
Obligations under capital leases	59.2		27.3
Line of credit facility, aggregate borrowing capacity													50.8	33.7
Line of credit facility, remaining borrowing capacity													47.7	23.2
Long-term debt, by maturity [Abstract]
First year	43.4
Second year	60.1
Third year	71.8
Fourth year	626.8
Fifth year	399.8
Thereafter	803.2
Total	$ 2,005.1

INDEBTEDNESS (DETAILS 2) (USD $) In Millions, unless otherwise specified	Dec. 28, 2012	Dec. 30, 2011
Total indebtedness [Abstract]
Total indebtedness	$ 2,064.3	$ 798.5
Current portion of long-term debt	71.8	61.5
Long-term debt	$ 1,992.5	$ 737

FAIR VALUE OF DEBT INSTRUMENTS AND DERIVATIVE INSTRUMENTS (DETAILS)	3 Months Ended	12 Months Ended
	Dec. 28, 2012 USD ($)	Dec. 28, 2012 USD ($)	Dec. 28, 2012 CAD	Dec. 28, 2012 Senior Notes [Member] USD ($)	Dec. 28, 2012 Credit Facility Term Loan [Member] USD ($)	Dec. 30, 2011 Credit Facility Term Loan [Member] USD ($)
Debt Instrument [Line Items]
Outstanding debt				$ 1,200,000,000	$ 670,000,000	$ 700,000,000
Fair values of our term loans					667,300,000	697,400,000
Fair value of our Senior Notes				1,200,000,000
Foreign currency exchange contracts [Abstract]
Notional amount of foreign currency forward contract	1,250,000,000	1,250,000,000	1,250,000,000
Foreign currency exchange contracts [Line Items]
Loss on settlement of foreign currency forward contract		300,000
Foreign currency gains (losses) on intercompany loans	$ 3,600,000	$ 800,000

BILLINGS IN EXCESS OF COSTS AND ACCRUED EARNINGS ON CONTRACTS (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 28, 2012	Dec. 30, 2011
Components Of Billings In Excess Of Cost And Accrued Earnings On Contracts [Abstract]
Billings in excess of costs and accrued earnings on contracts	$ 211.7	$ 216.4
Project-related legal liabilities and other project-related reserves	55.2	38
Advance payments negotiated as a contract condition	9.8	24.6
Normal profit liabilities	4.8	12.7
Estimated losses on uncompleted contracts	7.6	19.1
Total billings in excess of costs and accrued earnings on contracts	$ 289.1	$ 310.8

INCOME TAXES (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 30, 2011	Sep. 30, 2011	Jul. 01, 2011	Apr. 01, 2011	Dec. 28, 2012	Dec. 30, 2011	Dec. 31, 2010
Effective income tax rate continuing operations tax rate reconciliation [Abstract]
U.S. statutory rate applied to income (loss) before taxes ($)									$ 215.5	$ (85.9)	$ 179.8
U.S. statutory rate applied to income (loss) before taxes (%)									35.00%	35.00%	35.00%
State taxes, net of federal benefit ($)									26.3	11.2	17.9
State taxes, net of federal benefit (%)									4.30%	(4.60%)	3.50%
Change in indefinite reinvestment assertion ($)											(57.2)
Change in indefinite reinvestment assertion (%)											(11.10%)
Adjustments to valuation allowances ($)									4	19.6	14.6
Adjustments to valuation allowances (%)									0.60%	(8.00%)	2.80%
Adjustments related to changing foreign tax credits to deductions ($)											12.6
Adjustments related to changing foreign tax credits to deductions (%)											2.50%
Foreign income taxed at rates other than 35% ($)									(26)	(28.2)	(19.8)
Foreign income taxed at rates other than 35% (%)									(4.20%)	11.50%	(3.90%)
Goodwill impairment ($)										207.1
Goodwill impairment (%)										(84.40%)
Exclusion of tax on noncontrolling interests ($)									(29.9)	(30.1)	(23.7)
Exclusion of tax on noncontrolling interests (%)									(4.90%)	12.30%	(4.60%)
Other adjustments ($)										(1.9)	3.4
Other adjustments (%)										0.80%	0.60%
Total income tax expense (benefit)	34.7	66.1	40.5	48.6	46.8	(39.5)	45.5	39	189.9	91.8	127.6
Effective income tax rate %								(3.60%)	30.80%	(37.40%)	24.80%
Other income tax disclosure (Textuals) [Abstract]
Federal, state and foreign NOL carryovers resulted in a deferred tax asset	132.2								132.2
Deferred tax assets valuation allowance	106								106
Tax-deductible portion of acquired goodwill	223.2				316.5				223.2	316.5
Estimated tax deduction for goodwill for subsequent year	85.5								85.5
Indefinite reinvestment of undistributed foreign earnings	499.1								499.1
Increase in net income attributable to indefinite reinvestment of funds received from sale of equity interest foreign subsidiary	42.1								42.1
Federal [Member]
Operating loss carryforwards [Line Items]
Operating loss carryforwards	15.9								15.9
Operating loss carryforwards expiration dates									These federal NOL carryovers expire in years 2021 through 2025. These federal NOL carryovers expire in years 2021 through 2025.
State [Member]
Operating loss carryforwards [Line Items]
Operating loss carryforwards	297								297
Operating loss carryforwards expiration dates									These state NOL carryovers expire in years 2013 through 2031. These state NOL carryovers expire in years 2013 through 2031.
Foreign [Member]
Operating loss carryforwards [Line Items]
Operating loss carryforwards	$ 544.4								$ 544.4
Operating loss carryforwards expiration dates									The majority of the foreign NOL carryovers have no expiration date. The majority of the foreign NOL carryovers have no expiration date.

INCOME TAXES (DETAILS 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 30, 2011	Sep. 30, 2011	Jul. 01, 2011	Apr. 01, 2011	Dec. 28, 2012	Dec. 30, 2011	Dec. 31, 2010
Current components of income tax expense:
Federal									$ 152.3	$ 78.3	$ 85.9
State and local									35.9	17.6	19
Foreign									18.3	19.2	11.8
Subtotal									206.5	115.1	116.7
Deferred components of income tax expense:
Federal									(10.5)	(19)	8.5
State and local									1	(0.8)	3.9
Foreign									(7.1)	(3.5)	(1.5)
Subtotal									(16.6)	(23.3)	10.9
Total income tax expense (benefit)	34.7	66.1	40.5	48.6	46.8	(39.5)	45.5	39	189.9	91.8	127.6
Geographic areas income before income taxes [Abstract]
Income before income taxes: United States									534.9	(316.2)	430.9
Income before income taxes: International									80.8	70.7	82.9
Total income (loss) before income taxes and noncontrolling interests									615.7	(245.5)	513.8
Current deferred tax assets (liabilities):
Receivable allowances	6.7				4.5				6.7	4.5	6.1
Net operating losses	1.6				1.2				1.6	1.2	3.9
Estimated loss accruals	43.6				39.8				43.6	39.8	38.7
State income taxes	0.1				2.9				0.1	2.9	3.2
Payroll-related accruals	89.8				85				89.8	85	74.4
Self-insurance reserves	8.8				6.8				8.8	6.8	4.9
Unearned revenue	3.1				(2)				3.1	(2)	0.1
Deferred compensation and post-retirement benefit accruals	3.2				3.1				3.2	3.1	3.7
Other	4.2				2				4.2	2	1.4
Gross current deferred tax assets	161.1				143.3				161.1	143.3	136.4
Valuation allowance	(10.5)				(8.1)				(10.5)	(8.1)	(7.4)
Current deferred tax assets	150.6				135.2				150.6	135.2	129
Revenue on retained accounts receivable	(17)				(7)				(17)	(7)	(5.4)
Timing of income from partnerships and limited liability companies	(25.6)				(13.8)				(25.6)	(13.8)	8.2
Costs and accrued earnings in excess of billings on contracts	(35.1)				(40.7)				(35.1)	(40.7)	(37.4)
Prepaid expenses	(5.3)				(10.7)				(5.3)	(10.7)	(11.1)
Current deferred tax liabilities	(83)				(72.2)				(83)	(72.2)	(45.7)
Net current deferred tax assets	67.6				63				67.6	63	83.3
Non-Current deferred tax assets (liabilities):
Deferred compensation and post-retirement benefit accruals	144.6				111.9				144.6	111.9	104
Self-insurance reserves	29.4				33.5				29.4	33.5	35
Property, plant and equipment	2				9.2				2	9.2	3.3
Foreign tax credits	7.1				7.1				7.1	7.1	7.1
Income tax credits	8				3.4				8	3.4	3.2
Rental accruals	21.6				16.3				21.6	16.3	9.2
Net operating losses	130.6				107.2				130.6	107.2	108
Other reserves	18.8				14.7				18.8	14.7	25.3
Gross non-current deferred tax assets	362.1				303.3				362.1	303.3	295.1
Valuation allowance	(127.1)				(115.9)				(127.1)	(115.9)	(96.7)
Net non-current deferred tax assets	235				187.4				235	187.4	198.4
Goodwill and other intangibles	(348.1)				(273)				(348.1)	(273)	(343.6)
Foreign subsidiary outside basis difference	(2)				(0.7)				(2)	(0.7)	(0.3)
Domestic subsidiary outside basis difference	(144.8)				(144.8)				(144.8)	(144.8)	(145.5)
Market value adjustment on acquired assets	(4.4)				(4.4)				(4.4)	(4.4)	(4.4)
Property, plant and equipment	(64)				(41)				(64)	(41)	(31.5)
Non-current deferred tax liabilities	(563.3)				(463.9)				(563.3)	(463.9)	(525.3)
Net non-current deferred tax liabilities	(328.3)				(276.5)				(328.3)	(276.5)	(326.9)
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Unrecognized tax benefits beginning balance				16.7				21.5	16.7	21.5	25.2
Gross increase - tax positions in prior years									1.2	2.7	1.1
Gross decrease - tax positions in prior years									(1.2)	(3.6)	(1.5)
Gross increase - current period tax positions									1.2		1.4
Settlements									(0.2)	(0.2)	(0.2)
Lapse of statute of limitations									(2.4)	(3.7)	(5.3)
Unrecognized tax benefits acquired in current year									0.1		0.8
Unrecognized tax benefits ending balance	15.4				16.7				15.4	16.7	21.5
Unrecognized tax benefits (Textuals) [Abstract]
Unrecognized tax benefits that would impact effective tax rate	11.4								11.4
Unrecognized tax benefits in interest expense and penalties									(1.4)	(1.4)	1.5
Accrued unrecognized tax benefits in interest expense and penalties	5.3				6.7				5.3	6.7	8.1
Reasonably possible change in unrecognized tax benefit	$ 2.7								$ 2.7

EMPLOYEE RETIREMENT AND POST-RETIREMENT BENEFIT PLANS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2012	Dec. 30, 2011	Dec. 31, 2010
Deferred compensation plans
Accrued benefit amounts for deferred compensation plans	$ 23.2	$ 21.6
Multiemployer pension plans [Abstract]
Contributions to multiemployer pension plans	48.2	40.7	50.8
Amounts recognized in our Consolidated Balance Sheets consist of:
Accrued benefit liability included in other long-term liabilities	300.9	276
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net loss (gain)	45.6	80.9	5.3
Amortization or curtailment recognition of prior service credit	(7.4)	(4.1)	(0.4)
Domestic Defined Contribution Plan [Member]
Change in plan assets:
Employer contributions	91	48.1	83
Other defined benefit plans disclosures (Textuals) [Abstract]
Cash contributions	91	48.1	83
Foreign Defined Contribution Plan [Member]
Change in plan assets:
Employer contributions	35.9	20.2	13.1
Other defined benefit plans disclosures (Textuals) [Abstract]
Cash contributions	35.9	20.2	13.1
Pension Plans, Defined Benefit [Member]
Change in plan assets:
Fair value of plan assets at end of year	645	570.7
Estimated future employer contributions in next fiscal year (Textuals) [Abstract]
Estimated future employer contributions in next fiscal year		30.6
Pension and other post-retirement benefit plans amounts that will be amortized from accumulated other comprehensive income (loss) in next fiscal year (Textuals) [Abstract]
Estimated portions of the net loss in accumulated other comprehensive income that will be recognized as components of net periodic benefit cost		15.5
Estimated portions of the prior service credit in accumulated other comprehensive income that will be recognized as components of net periodic benefit cost		0.4
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	645	570.7
Pension Plans, Defined Benefit [Member] | Cash and cash equivalents [Member]
Change in plan assets:
Fair value of plan assets at end of year	21	5.7
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	21	5.7
Pension Plans, Defined Benefit [Member] | US equity securities [Member]
Change in plan assets:
Fair value of plan assets at end of year	74.4	78.8
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	74.4	78.8
Pension Plans, Defined Benefit [Member] | International equity securities [Member]
Change in plan assets:
Fair value of plan assets at end of year	166.8	162.6
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	166.8	162.6
Pension Plans, Defined Benefit [Member] | Fixed income securities [Member]
Change in plan assets:
Fair value of plan assets at end of year	264.9	223.3
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	264.9	223.3
Pension Plans, Defined Benefit [Member] | International property fund [Member]
Change in plan assets:
Fair value of plan assets at end of year	117.9	100.3
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	117.9	100.3
Pension Plans, Defined Benefit [Member] | Quoted Prices in Active Markets (Level 1)
Change in plan assets:
Fair value of plan assets at end of year	8	2.3
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	8	2.3
Pension Plans, Defined Benefit [Member] | Quoted Prices in Active Markets (Level 1) | Cash and cash equivalents [Member]
Change in plan assets:
Fair value of plan assets at end of year	8	2.3
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	8	2.3
Pension Plans, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2)
Change in plan assets:
Fair value of plan assets at end of year	637	568.4
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	637	568.4
Pension Plans, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) | Cash and cash equivalents [Member]
Change in plan assets:
Fair value of plan assets at end of year	13	3.4
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	13	3.4
Pension Plans, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) | US equity securities [Member]
Change in plan assets:
Fair value of plan assets at end of year	74.4	78.8
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	74.4	78.8
Pension Plans, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) | International equity securities [Member]
Change in plan assets:
Fair value of plan assets at end of year	166.8	162.6
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	166.8	162.6
Pension Plans, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) | Fixed income securities [Member]
Change in plan assets:
Fair value of plan assets at end of year	264.9	223.3
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	264.9	223.3
Pension Plans, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) | International property fund [Member]
Change in plan assets:
Fair value of plan assets at end of year	117.9	100.3
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	117.9	100.3
Domestic Pension Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	383.3	350.2
Service cost	7.5	6.8	6.1
Interest cost	18.9	19	18.5
Plan amendment		(1.1)
Benefits paid and expenses	(16.6)	(16)
Actuarial (gain) loss	50.3	24.4
Benefit obligation at end of year	443.4	383.3	350.2
Change in plan assets:
Fair value of plan assets at beginning of year	236.4	205.4
Actual gain (loss) on plan assets	31.4	13.6
Employer contributions	18.4	28.5
Employer direct benefit payments	4.6	4.9
Benefits paid and expenses	(16.6)	(16)
Fair value of plan assets at end of year	274.2	236.4	205.4
Underfunded status reconciliation:
Underfunded status	169.2	146.9
Amounts recognized in our Consolidated Balance Sheets consist of:
Accrued benefit liability included in current liabilities	5.1	4.9
Accrued benefit liability included in other long-term liabilities	164.1	142
Net amount recognized	169.2	146.9
Amounts recognized in accumulated other comprehensive income consist of:
Prior service income	0.6	3.6
Net gain (loss)	(140.5)	(113.6)
Net amount recognized	(139.9)	(110)
Additional information:
Accumulated benefit obligation	437.6	376.3
Weighted-average assumptions used to determine benefit obligations at year end:
Discount rate	4.02%	5.05%
Rate of compensation increase	4.50%	4.50%
Net periodic pension costs:
Service cost	7.5	6.8	6.1
Interest cost	18.9	19	18.5
Expected return on plan assets	(17.7)	(16.4)	(15.9)
Amortization of prior service costs	(3)	(3.2)	(3.2)
Recognized actuarial loss	9.8	7.4	3.7
Total net periodic pension costs	15.5	13.6	9.2
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost		(1.1)
Net loss (gain)	36.7	27.3	22.5
Amortization or curtailment recognition of prior service credit	3	3.2	3.2
Amortization or settlement recognition of net loss	(9.8)	(7.4)	(3.7)
Total recognized in other comprehensive loss (income)	29.9	22	22
Total recognized in net periodic costs and other comprehensive loss (income) [Abstract]]
Total	45.4	35.6	31.2
Weighted-average assumptions used to determine net periodic cost for years ended:
Discount rate	5.05%	5.55%	6.05%
Rate of compensation increase	4.50%	4.50%	4.50%
Expected long-term rate of return on plan assets	7.34%	7.44%	7.89%
Measurement dates	2011-12-30	2010-12-31	2010-01-01	[1]
Other defined benefit plans disclosures (Textuals) [Abstract]
Cash contributions	18.4	28.5
Weighted-average target asset allocation for the defined benefit and post-retirement benefit plans
Weighted-average target asset allocation percentage	100.00%
Estimated future benefit payments to be paid out in the next ten years [Abstract]
Year one	20.1
Year two	37
Year three	21.8
Year four	22.4
Year five	23.1
Next five fiscal years thereafter	123.5
Total	247.9
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	274.2	236.4	205.4
Domestic Pension Plans [Member] | Equity securities [Member]
Weighted-average target asset allocation for the defined benefit and post-retirement benefit plans
Weighted-average target asset allocation percentage	50.00%
Domestic Pension Plans [Member] | Debt securities [Member]
Weighted-average target asset allocation for the defined benefit and post-retirement benefit plans
Weighted-average target asset allocation percentage	50.00%
Foreign Pension Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	447.9	418.6
Service cost	0.6	0.6	0.3	[1]
Interest cost	22.6	24.4	7.7	[1]
Employee contributions	0.4	0.5
Benefits paid and expenses	(14.9)	(15.5)
Exchange rate changes	20.8	(3.9)
Actuarial (gain) loss	8.5	23.2
Benefit obligation at end of year	485.9	447.9	418.6
Change in plan assets:
Fair value of plan assets at beginning of year	334.3	345.8
Actual gain (loss) on plan assets	25.6	(2.5)
Employer contributions	9.7	7.7
Employee contributions	0.4	0.5
Exchange rate changes	15.7	(1.7)
Benefits paid and expenses	(14.9)	(15.5)
Fair value of plan assets at end of year	370.8	334.3	345.8
Underfunded status reconciliation:
Underfunded status	115.1	113.6
Amounts recognized in our Consolidated Balance Sheets consist of:
Accrued benefit liability included in other long-term liabilities	115.1	113.6
Net amount recognized	115.1	113.6
Amounts recognized in accumulated other comprehensive income consist of:
Net gain (loss)	(41.6)	(34.8)
Net amount recognized	(41.6)	(34.8)
Additional information:
Accumulated benefit obligation	470.7	435.1
Weighted-average assumptions used to determine benefit obligations at year end:
Discount rate	4.80%	5.00%
Rate of compensation increase	2.80%	3.00%
Net periodic pension costs:
Service cost	0.6	0.6	0.3	[1]
Interest cost	22.6	24.4	7.7	[1]
Expected return on plan assets	(22.2)	(22.9)	(7.2)	[1]
Recognized actuarial loss			0.1	[1]
Total net periodic pension costs	1	2.1	0.9	[1]
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net loss (gain)	5.1	48.6	(17.4)	[1]
Effect of exchange rate changes in amounts included in accumulated other comprehensive income	1.7	(1.9)	0.1	[1]
Amortization or settlement recognition of net loss			(0.1)	[1]
Total recognized in other comprehensive loss (income)	6.8	46.7	(17.4)	[1]
Total recognized in net periodic costs and other comprehensive loss (income) [Abstract]]
Total	7.8	48.8	(16.5)	[1]
Weighted-average assumptions used to determine net periodic cost for years ended:
Discount rate	5.00%	5.70%	5.45%	[1]
Rate of compensation increase	3.00%	3.45%	3.45%	[1]
Expected long-term rate of return on plan assets	7.00%	6.96%	6.67%	[1]
Measurement dates	2011-12-30	2010-12-31	2010-01-01
Other defined benefit plans disclosures (Textuals) [Abstract]
Cash contributions	9.7	7.7
Weighted-average target asset allocation for the defined benefit and post-retirement benefit plans
Weighted-average target asset allocation percentage	100.00%
Estimated future benefit payments to be paid out in the next ten years [Abstract]
Year one	15.1
Year two	15.4
Year three	15.9
Year four	16.3
Year five	16.7
Next five fiscal years thereafter	90.4
Total	169.8
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	370.8	334.3	345.8
Foreign Pension Plans [Member] | Equity securities [Member]
Weighted-average target asset allocation for the defined benefit and post-retirement benefit plans
Weighted-average target asset allocation percentage	28.00%
Foreign Pension Plans [Member] | Debt securities [Member]
Weighted-average target asset allocation for the defined benefit and post-retirement benefit plans
Weighted-average target asset allocation percentage	35.00%
Foreign Pension Plans [Member] | Real estate [Member]
Weighted-average target asset allocation for the defined benefit and post-retirement benefit plans
Weighted-average target asset allocation percentage	6.00%
Foreign Pension Plans [Member] | Hedge funds [Member]
Weighted-average target asset allocation for the defined benefit and post-retirement benefit plans
Weighted-average target asset allocation percentage	26.00%
Foreign Pension Plans [Member] | Other [Member]
Weighted-average target asset allocation for the defined benefit and post-retirement benefit plans
Weighted-average target asset allocation percentage	5.00%
Post-retirement Benefit Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	41.9	40.1
Service cost	0.2	0.1	0.1
Interest cost	1.9	2	2.2
Employee contributions	2	2.3
Benefits paid and expenses	(5.8)	(7)
Actuarial (gain) loss	3.4	4.4
Benefit obligation at end of year	43.6	41.9	40.1
Change in plan assets:
Fair value of plan assets at beginning of year	3.2	3.6
Actual gain (loss) on plan assets	(0.2)	(0.4)
Employer contributions		0.5
Employer direct benefit payments	3.9	4.2
Employee contributions	2	2.3
Benefits paid and expenses	(5.8)	(7)
Fair value of plan assets at end of year	3.1	3.2	3.6
Underfunded status reconciliation:
Underfunded status	40.5	38.7
Amounts recognized in our Consolidated Balance Sheets consist of:
Accrued benefit liability included in current liabilities	3.3	3.2
Accrued benefit liability included in other long-term liabilities	37.2	35.5
Net amount recognized	40.5	38.7
Amounts recognized in accumulated other comprehensive income consist of:
Net gain (loss)	(7.3)	(4.1)
Net amount recognized	(7.3)	(4.1)
Weighted-average assumptions used to determine benefit obligations at year end:
Discount rate	3.48%	4.69%
Net periodic pension costs:
Service cost	0.2	0.1	0.1
Interest cost	1.9	2	2.2
Expected return on plan assets	(0.2)	(0.2)	(0.2)
Recognized actuarial loss	0.6	(0.1)	(0.2)
Total net periodic pension costs	2.5	1.8	1.9
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net loss (gain)	3.8	5	0.2
Amortization or settlement recognition of net loss	(0.6)	0.1	0.2
Total recognized in other comprehensive loss (income)	3.2	5.1	0.4
Total recognized in net periodic costs and other comprehensive loss (income) [Abstract]]
Total	5.7	6.9	2.3
Weighted-average assumptions used to determine net periodic cost for years ended:
Discount rate	4.69%	5.23%	5.72%
Expected long-term rate of return on plan assets	7.50%	7.50%	8.00%
Measurement dates	2011-12-30	2010-12-31	2010-01-01
Other defined benefit plans disclosures (Textuals) [Abstract]
Cash contributions		0.5
Weighted-average target asset allocation for the defined benefit and post-retirement benefit plans
Weighted-average target asset allocation percentage	100.00%
Estimated future employer contributions in next fiscal year (Textuals) [Abstract]
Estimated future employer contributions in next fiscal year		3.6
Pension and other post-retirement benefit plans amounts that will be amortized from accumulated other comprehensive income (loss) in next fiscal year (Textuals) [Abstract]
Estimated portions of the net loss in accumulated other comprehensive income that will be recognized as components of net periodic benefit cost		0.5
Estimated portions of the prior service credit in accumulated other comprehensive income that will be recognized as components of net periodic benefit cost		0
Estimated future benefit payments to be paid out in the next ten years [Abstract]
Year one	3.6
Year two	3.6
Year three	3.7
Year four	3.6
Year five	3.6
Next five fiscal years thereafter	15.8
Total	33.9
Assumed blended health care cost trend rates at year-end:
Health care cost trend rate assumed for next year	7.94%	7.97%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.94%	4.94%
Year that the rate reaches the ultimate trend rate	2024	2024
Effect of one-percentage point change in assumed health care cost trend rates [Abstract]
Increase on total of service and interest cost components	0.1
Decrease on total of service and interest cost components	0.1
Increase on post-retirement benefit obligation	1.9
Decrease on post-retirement benefit obligation	1.7
Medicare Part D subsidy receipts
Medicare Part D subsidy receipts		0.4
Estimated Medicare subsidy receipts in the next ten years
Year one	0.4
Year two	0.4
Year three	0.4
Year four	0.3
Year five	0.3
Next five fiscal years thereafter	1.1
Total	2.9
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	3.1	3.2	3.6
Post-retirement Benefit Plans [Member] | Equity securities [Member]
Weighted-average target asset allocation for the defined benefit and post-retirement benefit plans
Weighted-average target asset allocation percentage	50.00%
Post-retirement Benefit Plans [Member] | US equity securities [Member]
Change in plan assets:
Fair value of plan assets at end of year	0.8	1
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	0.8	1
Post-retirement Benefit Plans [Member] | International equity securities [Member]
Change in plan assets:
Fair value of plan assets at end of year	0.7	0.6
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	0.7	0.6
Post-retirement Benefit Plans [Member] | International property fund [Member]
Change in plan assets:
Fair value of plan assets at end of year	1.6	1.6
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	1.6	1.6
Post-retirement Benefit Plans [Member] | Debt securities [Member]
Weighted-average target asset allocation for the defined benefit and post-retirement benefit plans
Weighted-average target asset allocation percentage	50.00%
Post-retirement Benefit Plans [Member] | Significant Other Observable Inputs (Level 2)
Change in plan assets:
Fair value of plan assets at end of year	3.1	3.2
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	3.1	3.2
Post-retirement Benefit Plans [Member] | Significant Other Observable Inputs (Level 2) | US equity securities [Member]
Change in plan assets:
Fair value of plan assets at end of year	0.8	1
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	0.8	1
Post-retirement Benefit Plans [Member] | Significant Other Observable Inputs (Level 2) | International equity securities [Member]
Change in plan assets:
Fair value of plan assets at end of year	0.7	0.6
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	0.7	0.6
Post-retirement Benefit Plans [Member] | Significant Other Observable Inputs (Level 2) | International property fund [Member]
Change in plan assets:
Fair value of plan assets at end of year	1.6	1.6
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	$ 1.6	$ 1.6

[1]	Measurement date for the two Scott Wilson plans was September 10, 2010, the acquisition date. Net periodic pension costs and the amounts recognized in other comprehensive income (loss) for the Scott Wilson plans were partially included in the year ended December 31, 2010, as we completed the acquisition in September 2010.

STOCKHOLDERS' EQUITY (DETAILS) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended																	12 Months Ended									12 Months Ended
	Dec. 28, 2012	Dec. 30, 2011	Dec. 31, 2010	Dec. 28, 2012 Stock Options [Member] years		Dec. 30, 2011 Stock Options [Member] years		Dec. 31, 2010 Stock Options [Member] years		Dec. 28, 2012 Employee Stock Purchase Plan [Member]	Dec. 30, 2011 Employee Stock Purchase Plan [Member]	Dec. 31, 2010 Employee Stock Purchase Plan [Member]	Dec. 28, 2012 Restricted Stock Awards And Units [Member]	Dec. 30, 2011 Restricted Stock Awards And Units [Member]	Dec. 31, 2010 Restricted Stock Awards And Units [Member]	Dec. 28, 2012 Restricted Stock Awards (RSAs) [Member]	Dec. 28, 2012 Restricted Stock Units (RSUs) [Member]	Dec. 28, 2012 Cash dividends for period 1 [Member]	Dec. 28, 2012 Cash dividends for period 2 [Member]	Dec. 28, 2012 Cash dividends for period 3 [Member]	Dec. 28, 2012 Cash dividends for period 4 [Member]	Dec. 28, 2012 Common Stock [Member]	Dec. 30, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 28, 2012 Common Stock [Member] Stock Repurchase Program Authorized Shares - Minimum [Member]	Feb. 25, 2011 Common Stock [Member] Stock Repurchase Program Authorized Shares - Minimum [Member]	Dec. 28, 2012 Common Stock [Member] Stock Repurchase Program Authorized Shares - Maximum [Member]	Feb. 25, 2011 Common Stock [Member] Stock Repurchase Program Authorized Shares - Maximum [Member]
Dividends [Line Items]
Dividends payable - declaration date																		Feb 24, 2012	May 4, 2012	Aug 3, 2012	Nov 2, 2012
Dividends payable - record date																		Mar 16, 2012	Jun 15, 2012	Sep 14, 2012	Dec 14, 2012
Dividends payable - payment date																		Apr 6, 2012	Jul 6, 2012	Oct 5, 2012	Jan 4, 2013
Dividends payable - amount per share	$ 0.8																	$ 0.2	$ 0.2	$ 0.2	$ 0.2
Cash dividends declared	$ 61.4
Dividends payable - total amount paid	44.7																	15.2	15.4	15.4	15.4
Share-based compensation arrangement by share-based payment award [Line Items]
Restricted stock issued																3.5
Restricted stock shares available for future grant													1
Stock-based compensation expense
Stock-based compensation expense	43.6	45.3	44							0.5	0.5	0.4	43.1	44.8	43.6
Stock-based compensation expense included in cost of revenues	33.2	35.1	34
Stock-based compensation expense included in general and administrative expenses	10.4	10.2	10
Stock-based compensation expense	43.6	45.3	44							0.5	0.5	0.4	43.1	44.8	43.6
Total income tax benefits recognized in our net income related to stock-based compensation expense	16	17.3	16.9
Share-based compensation arrangement by share-based payment award, options, additional disclosures (Textuals) [Abstract]
Common stock closing market price				$ 38.71
Share-based compensation arrangement by share-based payment award, options, exercises in period, total intrinsic value				2.9		2.5		3
Employee service share-based compensation, aggregate disclosures (Textuals) [Abstract]
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized													82.6
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, period for recognition	2 years 6 months 0 days
Schedule of share-based compensation, restricted stock fair value (Table) [Abstract]
Fair value of shares vested													42	41.8
Grant date fair values of restricted stock awards and units granted													54.3	42.1
Shares
Nonvested restricted stock awards and units - beginning balance													2.4				0.5
Nonvested restricted stock awards and units granted													1.4
Nonvested restricted stock awards and units vested													1
Nonvested restricted stock awards and units forfeited													0.1
Nonvested restricted stock awards and units - ending balance													2.7	2.4			0.5
Weighted Average Grant Date Fair Value
Nonvested restricted stock awards and units, weighted-average grant date fair value - beginning balance													$ 42.86
Nonvested restricted stock awards and units granted, weighted-average grant date fair value													$ 36.79
Nonvested restricted stock awards and units vested, weighted-average grant date fair value													$ 41.69
Nonvested restricted stock awards and units forfeited, weighted-average grant date fair value													$ 42.44
Nonvested restricted stock awards and units, weighted-average grant date fair value - ending balance													$ 40.03	$ 42.86
Stock Options Rollforward
Share-based compensation arrangement by share-based payment award, options, outstanding, number, beginning balance				0.5		0.6		0.7
Share-based compensation arrangement by share-based payment award, options, exercises in period				(0.2)		(0.1)		(0.1)
Share-based compensation arrangement by share-based payment award, options, forfeitures and expirations in period				0	[1]	0	[1]	0	[1]
Share-based compensation arrangement by share-based payment award, options, outstanding, number, ending balance				0.3		0.5		0.6
Weighted-Average Exercise Price
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted-average exercise price, beginning balance				$ 23.55		$ 23.38		$ 22.99
Share-based compensation arrangement by share-based payment award, options, exercises in period, weighted-average exercise price				$ 22.29		$ 22.8		$ 21.03
Share-based compensation arrangement by share-based payment award, options, forfeitures in period, weighted-average exercise price				$ 24.36		$ 22.3		$ 18.13
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted-average exercise price, ending balance				$ 24.28		$ 23.55		$ 23.38
Weighted-Average Remaining Contractual Term (in years)
Share-based compensation arrangement by share-based payment award, options, exercisable, weighted-average remaining contractual term, beginning balance				1.83		2.62		3.46
Share-based compensation arrangement by share-based payment award, options, exercisable, weighted-average remaining contractual term, ending balance				1.27		1.83		2.62
Aggregate Intrinsic Value
Share-based compensation arrangement by share-based payment award, options, exercisable, intrinsic value, beginning balance				5.8		11.7		16.5
Share-based compensation arrangement by share-based payment award, options, exercisable, intrinsic value, ending balance				4.5		5.8		11.7
Employee Stock Purchase Plan [Abstract]
Employee stock purchase plan percent of compensation limitation										10.00%
Employee stock purchase plan share price percent of fair value										95.00%
Employee stock purchase plan stock issued during period, shares										0.1	0.2	0.2
Employee stock purchase plan stock issued during period, value										8.9	11.7	11.3
Equity, class of treasury stock [Line Items]
Shares of common stock repurchased																						1	6	3
Common stock repurchase - average price paid per share																						$ 40	$ 40.47	$ 42.75
Cost of common stock repurchased	$ 40	$ 242.8	$ 128.3																			$ 40	$ 242.8	$ 128.3
Schedule of stock repurchase program [Abstract]
Stock repurchase program number of shares authorized to be repurchased																										3		8
Stock repurchase program authorized number of shares - year one																									3		6
Stock repurchase program authorized number of shares - year two																									3		6
Stock repurchase program authorized number of shares - year three																									3		6

[1]	Represents fewer than fifty thousand shares.

SEGMENT AND RELATED INFORMATION (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 28, 2012		Sep. 28, 2012		Jun. 29, 2012		Mar. 30, 2012		Dec. 30, 2011		Sep. 30, 2011		Jul. 01, 2011		Apr. 01, 2011		Dec. 28, 2012		Dec. 30, 2011		Dec. 31, 2010
Segment additional assets information [Abstract]
Investments in and advances to unconsolidated joint ventures	$ 278.3								$ 107.7								$ 278.3		$ 107.7
Property and equipment at cost, net	687.5	[1],[2]							269.4	[1],[2]							687.5	[1],[2]	269.4	[1],[2]
Total assets	8,786.5								6,862.6								8,786.5		6,862.6
Segment additional income statement information [Abstract]
Revenues	2,972.7		2,947.6		2,690.7		2,361.5		2,393.2		2,471.7		2,360.3		2,319.8		10,972.5		9,545		9,177.1
Equity in income of unconsolidated joint ventures																	107.6		132.2		70.3
URS operating income																	570.7	[3]	473.9	[3]	446.1	[3]
Operating income (loss)	171.4	[4]	203.6	[4]	149.5	[4]	161.4	[4]	114.1	[5]	(620.2)	[5]	150.6	[5]	132.1	[5]	685.9	[6]	(223.4)	[6]	544.4	[6]
Capital expenditures																	153.2		81.7		58.1
Depreciation and amortization																	233.6		142.7		133.5
Asset impairment charge for an unconsolidated joint venture																					25
Segment reporting disclosure (Textuals) [Abstract]
Description of reportable segments																	We operate our business through the following four segments: Infrastructure & Environment Division provides program management, planning, design, engineering, construction and construction management, operations and maintenance, and decommissioning and closure services to the U.S. federal government, state and local government agencies, and private sector clients in the U.S. and internationally. Federal Services Division provides services to various U.S. federal government agencies, primarily the Department of Defense. These services include program management, planning, design and engineering, systems engineering and technical assistance, construction and construction management, operations and maintenance, IT services, and decommissioning and closure. Energy & Construction Division provides program management, planning, design, engineering, construction and construction management, operations and maintenance, and decommissioning and closure services to the U.S. federal government, state and local government agencies, and private sector clients in the U.S. and internationally. Oil & Gas Division provides oilfield services, including rig transportation and fluid hauling services, facility and pipeline construction, module fabrication, and maintenance services, for the oil and gas industry in the U.S. and Canada.
Asset impairment charge for an unconsolidated joint venture																					25
Goodwill impairment									(27.7)	[7]	(798.1)	[7]							(825.8)
Litigation settlement gross													9.5
US Army [Member]
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Percentage of revenues from major customers																	16.00%	[8]	18.00%	[8]	21.00%	[8]
Revenues																	1,755	[9]	1,692.3	[8]	1,922.3	[8]
DOE [Member]
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Percentage of revenues from major customers																	9.00%		13.00%		13.00%
Revenues																	989.7		1,269		1,203.5
Federal Market Sector [Member]
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Percentage of revenues from major customers																	40.00%		49.00%		49.00%
Infrastructure and Environment [Member]
Segment additional assets information [Abstract]
Investments in and advances to unconsolidated joint ventures	8.1								6.3								8.1		6.3
Property and equipment at cost, net	141								140.5								141		140.5
Total assets	2,267.5	[10]							2,287.3	[10]							2,267.5	[10]	2,287.3	[10]
Segment additional income statement information [Abstract]
Revenues																	3,792.1	[9]	3,760.9	[11]	3,248.5	[11]
Equity in income of unconsolidated joint ventures																	4	[11]	3.9	[11]	2.9	[11]
URS operating income																	218.8	[11],[3]	222	[11],[3]	223.8	[11],[3]
Operating income (loss)																	220.9	[11],[6]	222	[11],[6]	222.9	[11],[6]
Capital expenditures																	43.2	[11]	51.2	[11]	30	[11]
Depreciation and amortization																	56.5	[11]	55	[11]	42.2	[11]
Infrastructure and Environment [Member] | US Army [Member]
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Revenues																	128.4	[8]	141.7	[8]	167	[8]
Infrastructure and Environment [Member] | DOE [Member]
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Revenues																	5.6		5.9		7.2
Federal Services [Member]
Segment additional assets information [Abstract]
Investments in and advances to unconsolidated joint ventures	5.7								5.1								5.7		5.1
Property and equipment at cost, net	36.6								46.2								36.6		46.2
Total assets	1,645.8	[10]							1,582.4	[10]							1,645.8	[10]	1,582.4	[10]
Segment additional income statement information [Abstract]
Revenues																	2,721.6	[12]	2,695.4	[12]	2,582.8	[12]
Equity in income of unconsolidated joint ventures																	6.4	[12]	6.2	[12]	5.9	[12]
URS operating income																	249.3	[12],[3]	196.8	[12],[3]	165.6	[12],[3]
Operating income (loss)																	249.3	[12],[6]	(151.5)	[12],[6]	165.6	[12],[6]
Capital expenditures																	5.5	[12]	4.8	[12]	5.6	[12]
Depreciation and amortization																	36.3	[12]	27.1	[12]	21.4	[12]
Segment reporting disclosure (Textuals) [Abstract]
Goodwill impairment																			(348.3)
Federal Services [Member] | US Army [Member]
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Revenues																	1,495.8	[8]	1,351.1	[8]	1,408.7	[8]
Federal Services [Member] | DOE [Member]
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Revenues																	27.7		26.8		13.7
Energy and Construction [Member]
Segment additional assets information [Abstract]
Investments in and advances to unconsolidated joint ventures	124.5								96.3								124.5		96.3
Property and equipment at cost, net	60.1								61.8								60.1		61.8
Total assets	2,776.5	[10]							2,611.9	[10]							2,776.5	[10]	2,611.9	[10]
Segment additional income statement information [Abstract]
Revenues																	3,138.1		3,251.1		3,420.6
Equity in income of unconsolidated joint ventures																	93	[5]	122.1	[5]	61.5	[5]
URS operating income																	140	[3]	134.6	[3]	127.7	[3]
Operating income (loss)																	254.2	[6]	(214.4)	[6]	226.9	[6]
Capital expenditures																	19		14.8		15.9
Depreciation and amortization																	47.1		54.3		62.3
Segment reporting disclosure (Textuals) [Abstract]
Goodwill impairment																			(477.5)
Energy and Construction [Member] | US Army [Member]
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Revenues																	130.8	[9]	199.5	[9]	346.6	[9]
Energy and Construction [Member] | DOE [Member]
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Revenues																	956.4		1,236.3		1,182.6
Oil and Gas [Member]
Segment additional assets information [Abstract]
Investments in and advances to unconsolidated joint ventures	140																140
Property and equipment at cost, net	422.9																422.9
Total assets	1,904.4	[10]															1,904.4	[10]
Segment additional income statement information [Abstract]
Revenues																	1,475.1	[13]
Equity in income of unconsolidated joint ventures																	4.2	[13]
URS operating income																	62.3	[13],[3]
Operating income (loss)																	61.2	[13],[6]
Capital expenditures																	72.3	[13]
Depreciation and amortization																	87.1	[13]
Corporate [Member]
Segment additional assets information [Abstract]
Property and equipment at cost, net	26.9								20.9								26.9		20.9
Total assets	192.3								381								192.3		381
Segment additional income statement information [Abstract]
URS operating income																	(99.7)	[14],[3]	(79.5)	[14],[3]	(71)	[14],[3]
Operating income (loss)																	(99.7)	[14],[6]	(79.5)	[14],[6]	(71)	[14],[6]
Capital expenditures																	13.2	[14]	10.9	[14]	6.6	[14]
Depreciation and amortization																	6.6	[14]	6.3	[14]	7.6	[14]
Inter-segment Eliminations and Other [Member]
Segment additional assets information [Abstract]
Total assets	0																0
Segment additional income statement information [Abstract]
Revenues																	$ (154.4)		$ (162.4)		$ (74.8)

[1]	Property and equipment at cost, net is categorized by the location of incorporation of the legal entities. Property and equipment in Canada became a significant portion of our total property and equipment due to our acquisition of Flint in fiscal year 2012.
[2]	The unamortized computer software costs were $71.1 million and $60.8 million, respectively, as of December 28, 2012 and December 30, 2011. The increase in property and equipment from December 30, 2011 to December 28, 2012 was due primarily to the assets acquired as part of the Flint acquisition on May 14, 2012.
[3]	We are providing information regarding URS operating income (loss) by segment because management uses this information to assess performance and make decisions about resource allocation.
[4]	For the first quarter of 2012, we revised our operating income from $163.9 million, as previously reported in our 10-Q, to $161.4 million due to the reclassification of a $2.5 million gain recognized on foreign currency forward contracts from ���General and administrative expenses��� to ���Other income (expenses)��� on our Consolidated Statements of Operations. This revision had no impact on net income attributable to URS or EPS.
[5]	In October 2010, we received notice of a ruling on the priority of claims against a bankrupt client made by one of our unconsolidated joint ventures related to the SR-125 road project in California. The judge ruled against our joint venture���s position, finding that its mechanic���s lien did not have priority over the senior lenders. As a result of the court���s decision, we recorded a pre-tax non-cash asset impairment charge of $25.0 million for the year ended December 31, 2010. During the second quarter of 2011, we recognized a $9.5 million favorable claim settlement on this project.
[6]	The operating income (loss) for the year ended December 30, 2011 included an $825.8 million goodwill impairment charge. See Note 9, ���Goodwill and Intangible Assets��� for more information.
[7]	For the third quarter of 2011, we recorded an estimated goodwill impairment charge of $798.1 million. On a net, after-tax basis, this transaction resulted in decreases to net income and diluted EPS of $699.3 million and $9.03, respectively. During the fourth quarter of 2011, we finalized our step-two goodwill impairment analysis as of September 30, 2011 and recorded an additional goodwill impairment charge of $27.7 million. On a net, after-tax basis, this transaction resulted in decreases to net income and diluted EPS of $32.9 million and $0.43, respectively. See further discussion in Note 9, ���Goodwill and Intangible Assets.���
[8]	The U.S. Army includes U.S. Army Corps of Engineers.
[9]	Leasehold improvements are amortized over the length of the lease or estimated useful life, whichever is less
[10]	Total assets by segments are net of investments in subsidiaries.
[11]	The operating results of Scott Wilson have been included in our consolidated results since the acquisition on September 10, 2010.
[12]	The operating results of Apptis have been included in our consolidated results since the acquisition on June 1, 2011.
[13]	The operating results of Flint have been included in our consolidated results since the acquisition on May 14, 2012.
[14]	Corporate includes expenses related to corporate functions and acquisition-related expenses.

SEGMENT AND RELATED INFORMATION (DETAILS 2) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 28, 2012		Sep. 28, 2012		Jun. 29, 2012		Mar. 30, 2012		Dec. 30, 2011		Sep. 30, 2011		Jul. 01, 2011		Apr. 01, 2011		Dec. 28, 2012		Dec. 30, 2011		Dec. 31, 2010
Segment reporting other significant reconciling item [Line Items]
URS operating income																	$ 570.7	[1]	$ 473.9	[1]	$ 446.1	[1]
Goodwill impairment									(27.7)	[2]	(798.1)	[2]							(825.8)
Operating income (loss)	171.4	[3]	203.6	[3]	149.5	[3]	161.4	[3]	114.1	[4]	(620.2)	[4]	150.6	[4]	132.1	[4]	685.9	[5]	(223.4)	[5]	544.4	[5]
Infrastructure and Environment [Member]
Segment reporting other significant reconciling item [Line Items]
URS operating income																	218.8	[1],[6]	222	[1],[6]	223.8	[1],[6]
Noncontrolling interests																	2.1				(0.9)
Operating income (loss)																	220.9	[5],[6]	222	[5],[6]	222.9	[5],[6]
Federal Services [Member]
Segment reporting other significant reconciling item [Line Items]
URS operating income																	249.3	[1],[7]	196.8	[1],[7]	165.6	[1],[7]
Goodwill impairment																			(348.3)
Operating income (loss)																	249.3	[5],[7]	(151.5)	[5],[7]	165.6	[5],[7]
Energy and Construction [Member]
Segment reporting other significant reconciling item [Line Items]
URS operating income																	140	[1]	134.6	[1]	127.7	[1]
Noncontrolling interests																	114.2		128.5		99.2
Goodwill impairment																			(477.5)
Operating income (loss)																	254.2	[5]	(214.4)	[5]	226.9	[5]
Oil and Gas [Member]
Segment reporting other significant reconciling item [Line Items]
URS operating income																	62.3	[1],[8]
Noncontrolling interests																	(1.1)
Operating income (loss)																	61.2	[5],[8]
Corporate [Member]
Segment reporting other significant reconciling item [Line Items]
URS operating income																	(99.7)	[1],[9]	(79.5)	[1],[9]	(71)	[1],[9]
Operating income (loss)																	$ (99.7)	[5],[9]	$ (79.5)	[5],[9]	$ (71)	[5],[9]

[1]	We are providing information regarding URS operating income (loss) by segment because management uses this information to assess performance and make decisions about resource allocation.
[2]	For the third quarter of 2011, we recorded an estimated goodwill impairment charge of $798.1 million. On a net, after-tax basis, this transaction resulted in decreases to net income and diluted EPS of $699.3 million and $9.03, respectively. During the fourth quarter of 2011, we finalized our step-two goodwill impairment analysis as of September 30, 2011 and recorded an additional goodwill impairment charge of $27.7 million. On a net, after-tax basis, this transaction resulted in decreases to net income and diluted EPS of $32.9 million and $0.43, respectively. See further discussion in Note 9, ���Goodwill and Intangible Assets.���
[3]	For the first quarter of 2012, we revised our operating income from $163.9 million, as previously reported in our 10-Q, to $161.4 million due to the reclassification of a $2.5 million gain recognized on foreign currency forward contracts from ���General and administrative expenses��� to ���Other income (expenses)��� on our Consolidated Statements of Operations. This revision had no impact on net income attributable to URS or EPS.
[4]	In October 2010, we received notice of a ruling on the priority of claims against a bankrupt client made by one of our unconsolidated joint ventures related to the SR-125 road project in California. The judge ruled against our joint venture���s position, finding that its mechanic���s lien did not have priority over the senior lenders. As a result of the court���s decision, we recorded a pre-tax non-cash asset impairment charge of $25.0 million for the year ended December 31, 2010. During the second quarter of 2011, we recognized a $9.5 million favorable claim settlement on this project.
[5]	The operating income (loss) for the year ended December 30, 2011 included an $825.8 million goodwill impairment charge. See Note 9, ���Goodwill and Intangible Assets��� for more information.
[6]	The operating results of Scott Wilson have been included in our consolidated results since the acquisition on September 10, 2010.
[7]	The operating results of Apptis have been included in our consolidated results since the acquisition on June 1, 2011.
[8]	The operating results of Flint have been included in our consolidated results since the acquisition on May 14, 2012.
[9]	Corporate includes expenses related to corporate functions and acquisition-related expenses.

SEGMENT AND RELATED INFORMATION (DETAILS 3) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 28, 2012		Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 30, 2011		Sep. 30, 2011	Jul. 01, 2011	Apr. 01, 2011	Dec. 28, 2012		Dec. 30, 2011		Dec. 31, 2010
Revenues from external customers and long-lived assets [Line Items]
Revenues	$ 2,972.7		$ 2,947.6	$ 2,690.7	$ 2,361.5	$ 2,393.2		$ 2,471.7	$ 2,360.3	$ 2,319.8	$ 10,972.5		$ 9,545		$ 9,177.1
Property and equipment at cost, net	687.5	[1],[2]				269.4	[1],[2]				687.5	[1],[2]	269.4	[1],[2]
United States [Member]
Revenues from external customers and long-lived assets [Line Items]
Revenues											8,640.2		8,329.7		8,385.4
Property and equipment at cost, net	320.4	[1]				209.5	[1]				320.4	[1]	209.5	[1]
International [Member]
Revenues from external customers and long-lived assets [Line Items]
Property and equipment at cost, net	367.1	[1]				59.9	[1]				367.1	[1]	59.9	[1]
United Kingdom [Member]
Revenues from external customers and long-lived assets [Line Items]
Property and equipment at cost, net	24.5	[1]				27.2	[1]				24.5	[1]	27.2	[1]
Canada
Revenues from external customers and long-lived assets [Line Items]
Revenues											1,304	[3]	180.3	[3]	162.3	[3]
Property and equipment at cost, net	313.2	[1],[4]				8.7	[1],[4]				313.2	[1],[4]	8.7	[1],[4]
Other foreign countries [Member]
Revenues from external customers and long-lived assets [Line Items]
Revenues											1,056		1,065.3		646.9
Property and equipment at cost, net	29.4	[1]				24	[1]				29.4	[1]	24	[1]
Geographical Area Elimination [Member]
Revenues from external customers and long-lived assets [Line Items]
Revenues											$ (27.7)		$ (30.3)		$ (17.5)

[1]	Property and equipment at cost, net is categorized by the location of incorporation of the legal entities. Property and equipment in Canada became a significant portion of our total property and equipment due to our acquisition of Flint in fiscal year 2012.
[2]	The unamortized computer software costs were $71.1 million and $60.8 million, respectively, as of December 28, 2012 and December 30, 2011. The increase in property and equipment from December 30, 2011 to December 28, 2012 was due primarily to the assets acquired as part of the Flint acquisition on May 14, 2012.
[3]	Revenues from Canada exceeded 10% of our consolidated revenues for the year ended December 28, 2012 due to our acquisition of Flint in fiscal year 2012.
[4]	Property and equipment in Canada became a significant portion of our total property and equipment due to our acquisition of Flint in fiscal year 2012.

COMMITMENTS AND CONTINGENCIES (DETAILS) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 30, 2011 USD ($)		Jul. 01, 2011 USD ($)	Dec. 28, 2012 USD ($)	Dec. 30, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 28, 2012 USAID Egyptian Projects USD ($)	Dec. 28, 2012 New Orleans Levee Failure Class Action Litigation [Member] USD ($) lawsuits	Dec. 28, 2012 Canadian Pipeline Contract [Member] CAD	Dec. 28, 2012 UK Joint Venture [Member]	Dec. 28, 2012 DOE Deactivation, Demolition and Removal Project [Member] USD ($)	Dec. 28, 2012 Bolivian Mine Services Agreement [Member] USD ($)	Dec. 28, 2012 Indemnification of Joint Venture Partner [Member] USD ($)	Dec. 28, 2012 Letter of Credit of Consolidated Joint Venture [Member] USD ($)	Dec. 28, 2012 Guarantee of Foreign Credit Facilities and Bank Guarantee Lines [Member] USD ($)
Guarantee Obligations [Line Items]
Guarantee obligations current carrying value													$ 25	$ 0.9
Bank guarantee outstanding under foreign credit facilities and other banking arrangements															36.3
Lease Obligations [Abstract]
Rental expense				210	188.5	192.5
Description of operating lease arrangements				Some of the operating leases are subject to renewal options and escalation based upon property taxes and operating expenses.
Loss Contingencies [Line Items]
Loss contingency allegations							In November 2004, the federal government filed an action in the United States District Court for the District of Idaho against WGI Delaware, Contrack International, Inc., and MISR Sons Development S.A.E., an Egyptian construction company, asserting violations under the Federal False Claims Act, the Federal Foreign Assistance Act of 1961, as well as common law theories of payment by mistake and unjust enrichment.	Plaintiffs allege that defendants were negligent in their design, construction and/or maintenance of the New Orleans levees. Specifically, as to WGI Ohio, plaintiffs allege that work WGI Ohio performed adjacent to the Industrial Canal damaged the levee and floodwall, causing or contributing to breaches and flooding.	In January 2010, a pipeline owner filed an action in the Court of Queen’s Bench of Alberta, Canada against Flint, a company acquired by us in May 2012, as well as against a number of other defendants, alleging that the defendants negligently provided pipe coating and insulation system services, engineering, design services, construction services, and other work, causing damage to and abandonment of the line. The pipeline owner alleges it has suffered approximately C$85.0 million in damages in connection with the abandonment and replacement of the pipeline.			The mine owner disputed the fair market value of mining equipment it was required to repurchase under the terms of the mine services agreement. Subsequently, on November 16, 2010, Washington Group Bolivia received a formal claim asserting breaches of contractual obligations and warranties, including the failure to adhere to the requisite professional standard of care while performing the mine services agreement.
Loss contingency damages sought							The federal government seeks damages and civil penalties for violations of the statutes as well as a refund of the approximately $373.0 million paid to WGI Delaware under the specified contracts.	Fifty-nine personal injury and property damage class action lawsuits were filed in Louisiana State and federal court against several defendants, including WGI Ohio, seeking $200.0 billion in damages plus attorneys’ fees and costs. Plaintiffs are residents and property owners who claim to have incurred damages from the breach and failure of the hurricane protection levees and floodwalls in the wake of Hurricane Katrina. All 59 lawsuits were pleaded as class actions but none have yet been certified as class actions. Along with WGI Ohio, the U.S. Army Corps of Engineers, the Board for the Orleans Levee District, and its insurer, St. Paul Fire and Marine Insurance Company were also named as defendants. At this time WGI Ohio and the Army Corps of Engineers are the remaining defendants. These 59 lawsuits, along with other hurricane-related cases not involving WGI Ohio, were consolidated in the United States District Court for the Eastern District of Louisiana (“District Court”).	approximately C$85.0 million in damages			On June 17, 2011, Washington Group Bolivia received a formal demand for arbitration pursuant to the Rules of Arbitration of the International Chamber of Commerce asserting claims up to $52.6 million.
Loss contingency actions taken by court arbitrator or mediator							On April 24, 2012, the Bankruptcy Court ruled that the bulk of the federal government’s claims under the False Claims and the Federal Foreign Assistance Acts are not barred. On November 7, 2012, WGI Delaware appealed the Bankruptcy Court’s decision to the Ninth Circuit Bankruptcy Appellate Panel.	WGI Ohio filed a motion for summary judgment, seeking dismissal on grounds that government contractors are immune from liability. On December 15, 2008, the District Court granted WGI Ohio’s motion for summary judgment, but several plaintiffs appealed that decision to the United States Fifth Circuit Court of Appeals on April 27, 2009. On September 14, 2010, the Court of Appeals reversed the District Court’s summary judgment decision and WGI Ohio’s dismissal, and remanded the case back to the District Court for further litigation. On August 1, 2011, the District Court decided that the government contractor immunity defense would not be available to WGI Ohio at trial, but would be an issue for appeal. Five of the cases were tried in District Court from September 12, 2012 through October 3, 2012. A decision is expected in 2013.
Loss contingency actions taken by plaintiff and defendant							USAID Egyptian Projects: In March 2003, Washington Group International, Inc., a Delaware company, (“WGI Delaware”), a wholly owned subsidiary, was notified by the Department of Justice that the federal government was considering civil litigation against WGI Delaware for potential violations of the U.S. Agency for International Development (“USAID”) source, origin, and nationality regulations in connection with five of WGI Delaware’s USAID-financed host-country projects located in Egypt beginning in the early 1990s. In November 2004, the federal government filed an action in the United States District Court for the District of Idaho against WGI Delaware, Contrack International, Inc., and MISR Sons Development S.A.E., an Egyptian construction company, asserting violations under the Federal False Claims Act, the Federal Foreign Assistance Act of 1961, as well as common law theories of payment by mistake and unjust enrichment. The federal government seeks damages and civil penalties for violations of the statutes as well as a refund of the approximately $373.0 million paid to WGI Delaware under the specified contracts. WGI Delaware has denied any liability in the action and contests the federal government’s damage allegations and its entitlement to recovery. All USAID projects under the contracts have been completed and are fully operational. In March 2005, WGI Delaware filed a motion in Idaho District Court to dismiss the federal government’s claims or to stay the Idaho action and also a motion in Bankruptcy Court in Nevada to dismiss the government’s claims for failure to give appropriate notice or otherwise preserve their claims. In August 2005, the Bankruptcy Court ruled that all federal government claims were barred. The federal government appealed the Bankruptcy Court's order to the United States District Court for the District of Nevada. In March 2006, the Idaho District Court stayed that action during the pendency of the federal government's appeal of the Bankruptcy Court's ruling. In December 2006, the Nevada District Court reversed the Bankruptcy Court’s order and remanded the matter back to the Bankruptcy Court for further proceedings. WGI Delaware renewed its motion in Bankruptcy Court, and in November 2008, the Bankruptcy Court ruled that the federal government’s common law claims of unjust enrichment and payment by mistake are barred, and could no longer be pursued. On April 24, 2012, the Bankruptcy Court ruled that the bulk of the federal government’s claims under the False Claims and the Federal Foreign Assistance Acts are not barred. On November 7, 2012, WGI Delaware appealed the Bankruptcy Court’s decision to the Ninth Circuit Bankruptcy Appellate Panel. WGI Delaware intends to continue to defend this matter vigorously; however, WGI Delaware cannot provide assurance that it will be successful in these efforts. The potential range of loss and the resolution of these matters cannot be determined at this time primarily due to the very limited factual record that exists in light of our limited ability to evaluate discovery that has been conducted so far at this early stage of the Idaho litigation; the fact that the matter involves unique and complex bankruptcy, international, and federal regulatory legal issues; the uncertainty concerning legal theories and their potential resolution by the courts; and the duration of this matter, as well as a number of additional factors.	New Orleans Levee Failure Class Action Litigation: From July 1999 through May 2005, Washington Group International, Inc., an Ohio company (“WGI Ohio”), a wholly owned subsidiary acquired by us on November 15, 2007, performed demolition, site preparation, and environmental remediation services for the U.S. Army Corps of Engineers on the east bank of the Inner Harbor Navigation Canal (the “Industrial Canal”) in New Orleans, Louisiana. On August 29, 2005, Hurricane Katrina devastated New Orleans. The storm surge created by the hurricane overtopped the Industrial Canal levee and floodwall, flooding the Lower Ninth Ward and other parts of the city. Fifty-nine personal injury and property damage class action lawsuits were filed in Louisiana State and federal court against several defendants, including WGI Ohio, seeking $200.0 billion in damages plus attorneys’ fees and costs. Plaintiffs are residents and property owners who claim to have incurred damages from the breach and failure of the hurricane protection levees and floodwalls in the wake of Hurricane Katrina. All 59 lawsuits were pleaded as class actions but none have yet been certified as class actions. Along with WGI Ohio, the U.S. Army Corps of Engineers, the Board for the Orleans Levee District, and its insurer, St. Paul Fire and Marine Insurance Company were also named as defendants. At this time WGI Ohio and the Army Corps of Engineers are the remaining defendants. These 59 lawsuits, along with other hurricane-related cases not involving WGI Ohio, were consolidated in the United States District Court for the Eastern District of Louisiana (“District Court”). Plaintiffs allege that defendants were negligent in their design, construction and/or maintenance of the New Orleans levees. Specifically, as to WGI Ohio, plaintiffs allege that work WGI Ohio performed adjacent to the Industrial Canal damaged the levee and floodwall, causing or contributing to breaches and flooding. WGI Ohio did not design, construct, repair or maintain any of the levees or the floodwalls that failed during or after Hurricane Katrina. Rather, WGI Ohio performed work adjacent to the Industrial Canal as a contractor for the federal government. WGI Ohio filed a motion for summary judgment, seeking dismissal on grounds that government contractors are immune from liability. On December 15, 2008, the District Court granted WGI Ohio’s motion for summary judgment, but several plaintiffs appealed that decision to the United States Fifth Circuit Court of Appeals on April 27, 2009. On September 14, 2010, the Court of Appeals reversed the District Court’s summary judgment decision and WGI Ohio’s dismissal, and remanded the case back to the District Court for further litigation. On August 1, 2011, the District Court decided that the government contractor immunity defense would not be available to WGI Ohio at trial, but would be an issue for appeal. Five of the cases were tried in District Court from September 12, 2012 through October 3, 2012. A decision is expected in 2013. WGI Ohio intends to continue to defend these matters vigorously; however, WGI Ohio cannot provide assurance that it will be successful in these efforts. The potential range of loss and the resolution of these matters cannot be determined at this time primarily due to the unknown number of individual plaintiffs who are actually asserting claims against WGI Ohio; the uncertainty regarding the nature and amount of each individual plaintiff’s damage claims; uncertainty concerning legal theories and factual bases that plaintiffs may present and their resolution by courts or regulators; and uncertainty about the plaintiffs’ claims, if any, that might survive certain key motions of our affiliate, as well as a number of additional factors.	Canadian Pipeline Contract: In January 2010, a pipeline owner filed an action in the Court of Queen’s Bench of Alberta, Canada against Flint, a company acquired by us in May 2012, as well as against a number of other defendants, alleging that the defendants negligently provided pipe coating and insulation system services, engineering, design services, construction services, and other work, causing damage to and abandonment of the line. The pipeline owner alleges it has suffered approximately C$85.0 million in damages in connection with the abandonment and replacement of the pipeline. Flint was the construction contractor on the pipeline project. Other defendants were responsible for engineering and design-services and for specifying and providing the actual pipe, insulation and coating materials used in the line. In January 2011, the pipeline owner served a Statement of Claim on Flint and, in September 2011, Flint filed a Statement of Defense denying that the damages to the coating system of the pipeline were caused by any negligence or breach of contract of Flint. Flint believes the damages were caused or contributed to by the negligence of one or more of the codefendants and/or by the negligent operation of the pipeline owner. Flint intends to continue to defend this matter vigorously; however, it cannot provide assurance that it will be successful, in whole or in part, in these efforts. The potential range of loss and the resolution of this matter cannot be determined at this time primarily due to the early stage of the discovery; the substantial uncertainty regarding the actual cause of the damage to or loss of the line; the nature and amount of each individual damage claim against the various defendants; and the uncertainty concerning legal theories and factual bases that customer may present against all or some of the defendants.	U.K. Joint Venture: On April 12, 2010, one of our U.K. joint ventures sent several bags of low level non-exempt radioactive waste to a waste disposal facility that was not licensed to handle such waste. On November 15, 2012, the U.K. Environment Agency and the U.K. Department for Transport initiated environmental regulatory proceedings against our U.K. joint venture in the Workington Magistrates’ Court under the U.K. Environmental Permitting Regulations 2010, the Radioactive Substances Act 1993, the Carriage of Dangerous Goods and the use of Transportable Pressure Equipment Regulations 2009. On February 7, 2013, our U.K. joint venture entered a plea of guilty before the Magistrates’ Court and the matter was referred to the Crown Court for sentencing. The potential range of loss and the resolution of this matter cannot be determined at this time primarily due to the fact that the matter involves unique and complex environmental and regulatory legal issues, as well as a number of additional factors.	DOE Deactivation, Demolition, and Removal Project: WGI Ohio executed a cost-reimbursable task order with the DOE in 2007 to provide deactivation, demolition and removal services at a New York State project site that during 2010 experienced contamination and performance issues. In February 2011, WGI Ohio and the DOE executed a Task Order Modification that changed some cost-reimbursable contract provisions to at-risk. The Task Order Modification, including subsequent amendments, requires the DOE to pay all project costs up to $105.9 million, requires WGI Ohio and the DOE to equally share in all project costs incurred from $105.9 to $145.9 million, and requires WGI Ohio to pay all project costs exceeding $145.9 million. In addition, in September 2011, WGI Ohio voluntarily paid a civil penalty related to the contamination incident. Through December 28, 2012, WGI Ohio has incurred total project costs of $216.3 million and has recorded cumulative project losses of $15.1 million. Due to unanticipated requirements and permitting delays by federal and state agencies, as well as delays and related ground stabilization activities caused by Hurricane Irene, WGI Ohio has been required to perform work outside the scope of the Task Order Modification. Based on changes and delays to date, requests for equitable adjustment (“REA”) amounting to $47.1 million and proposals related to the hurricane-caused impacts and other directed changes in the amount of $105.1 million have been submitted to the DOE for approval. WGI Ohio also expects to submit additional REAs of at least $11.0 million to the DOE in 2013. Through December 28, 2012, the DOE authorized an additional $27.2 million of funding primarily related to the hurricane-caused impacts. In early 2013, WGI Ohio submitted several certified claims against the DOE pursuant to the Contracts Disputes Acts seeking recovery of $100.8 million of the above unfunded REA and proposal costs and $4.5 million of fee on the expanded work scope. The final project completion costs are not currently estimable due to continuing delays in permitting, other delays, and approval of a final project plan. WGI Ohio can give no assurance that it will not be obligated to pay some or all of the REAs, non-funded hurricane-caused impacts, the other directed changes, and additional project completion costs, which would negatively impact our future results of operations.	Bolivian Mine Services Agreement: In 2009, a mine service agreement performed by one of our wholly owned subsidiaries, Washington Group Bolivia, was unilaterally terminated for convenience by the mine owner. The mine owner disputed the fair market value of mining equipment it was required to repurchase under the terms of the mine services agreement. Subsequently, on November 16, 2010, Washington Group Bolivia received a formal claim asserting breaches of contractual obligations and warranties, including the failure to adhere to the requisite professional standard of care while performing the mine services agreement. On June 17, 2011, Washington Group Bolivia received a formal demand for arbitration pursuant to the Rules of Arbitration of the International Chamber of Commerce asserting claims up to $52.6 million. Washington Group Bolivia brought a $50 million counterclaim on August 3, 2012 against the mine owner asserting claims of wrongful termination and lost productivity. Arbitration on the mine owner’s claims and Washington Group Bolivia’s counterclaims commenced and concluded in December 2012. In the course of the arbitration proceedings, the mine owner has reduced its claims to approximately $32.2 million, while Washington Group Bolivia has refined its counterclaim amount to not more than $62.9 million. Washington Group Bolivia intends to continue to defend this matter vigorously; however, we cannot provide assurance that we will be successful in these efforts. While Washington Group Bolivia believes that the mine owner’s claims are largely without merit, the potential range of loss and the resolution of these matters cannot be determined at this time due to a number of factors, including the uncertainty of how the arbitration tribunal will apply the multiple legal theories and factual bases for the parties’ respective claims and defenses and the added complexity that comes from the fact that the parties, project location and applicable law span multiple countries and jurisdictions. Washington Group Bolivia brought a $50 million counterclaim on August 3, 2012 against the mine owner asserting claims of wrongful termination and lost productivity. Arbitration on the mine owner’s claims and Washington Group Bolivia’s counterclaims commenced and concluded in December 2012. In the course of the arbitration proceedings, the mine owner has reduced its claims to approximately $32.2 million, while Washington Group Bolivia has refined its counterclaim amount to not more than $62.9 million.
Litigation settlement gross			9.5
Asset impairment charge for an unconsolidated joint venture						25
Cumulative project losses											15.1
Total damages against all defendants claimed in the legal matter							373	200,000	85			52.6
Amount of counterclaim												50
Task order modification costs threshold below to be paid by customer											105.9
Task order modification costs to be paid equally by customer and company - range minimum											105.9
Task order modification costs to be paid equally by customer and company - range maximum											145.9
Task order modification costs threshold above to be paid by Company											145.9
Requests for equitable adjustment											47.1
Additional requests for equitable adjustment expected to be submitted											11
Project reimbursement request arising from acts of nature											105.1
Total project costs											216.3
Loss contingency, lawsuits filed, number								59
Authorized Project Reimbursement Request Arising From Acts Of Nature											27.2
Loss contingency revised value of damages sought												32.2
Maximum amount of counterclaim												62.9
Claim for unfunded requests for equitable adjustment (REA)											100.8
Claim for fee											4.5
Obligations under non-cancelable operating lease agreements [Abstract]
First year				224.9
Second year				151.7
Third year				116
Fourth year				86.6
Fifth year				58.9
Thereafter				162.9
Total minimum lease payments				801
Restructuring Charges [Abstract]
Restructuring costs	5.5	[1]			5.5	10.6
Payments for restructuring					12.9
Restructuring Reserves [Abstract]
Restructuring reserve	$ 3.8				$ 3.8	$ 11.6

[1]	For the year ended December 30, 2011, we recorded restructuring costs resulting from the integration of Scott Wilson into our existing U.K. and European business and necessary responses to reductions in market opportunities in Europe. See further discussion in Note 17, ���Commitments and Contingencies.���

CONDENSED CONSOLIDATING FINANCIAL INFORMATION (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 28, 2012		Sep. 28, 2012		Jun. 29, 2012		Mar. 30, 2012		Dec. 30, 2011		Sep. 30, 2011		Jul. 01, 2011		Apr. 01, 2011		Dec. 28, 2012		Dec. 30, 2011		Dec. 31, 2010		Jan. 01, 2010
Current assets:
Cash and cash equivalents	$ 314.5								$ 436								$ 314.5		$ 436		$ 573.8
Accounts receivable, including retentions	1,554.8								1,114.7								1,554.8		1,114.7
Costs and accrued earnings in excess of billings on contracts	1,384.3								1,132								1,384.3		1,132
Less receivable allowances	(69.7)								(43.1)								(69.7)		(43.1)
Net accounts receivable	2,869.4								2,203.6								2,869.4		2,203.6
Deferred tax assets	67.6								63								67.6		63		83.3
Inventory	61.5								19.5								61.5		19.5
Other current assets	204.2								181.8								204.2		181.8
Total current assets	3,517.2								2,903.9								3,517.2		2,903.9
Investments in and advances to unconsolidated joint ventures	278.3								107.7								278.3		107.7
Property and equipment at cost, net	687.5	[1],[2]							269.4	[1],[2]							687.5	[1],[2]	269.4	[1],[2]
Intangible assets, net	692.2								522								692.2		522		514.1
Goodwill	3,247.1								2,773								3,247.1		2,773		3,393.2
Other long-term assets	364.2								286.6								364.2		286.6
Total assets	8,786.5								6,862.6								8,786.5		6,862.6
Current liabilities:
Current portion of long-term debt	71.8								61.5								71.8		61.5
Accounts payable and subcontractors payable, including retentions	803.5								659.1								803.5		659.1
Accrued salaries and employee benefits	558.8								527								558.8		527
Billings in excess of costs and accrued earnings on contracts	289.1								310.8								289.1		310.8
Other current liabilities	277.8								176.5								277.8		176.5
Total current liabilities	2,001								1,734.9								2,001		1,734.9
Long-term debt	1,992.5								737								1,992.5		737
Deferred tax liabilities	328.3								276.5								328.3		276.5		326.9
Self-insurance reserves	129.8								132.7								129.8		132.7
Pension and post-retirement benefit obligations	300.9								276								300.9		276
Other long-term liabilities	271								221.1								271		221.1
Total liabilities	5,023.5								3,378.2								5,023.5		3,378.2
Commitments and contingencies
URS stockholders' equity	3,621.1								3,377.2								3,621.1		3,377.2
Total URS stockholders' equity	3,621.1								3,377.2								3,621.1		3,377.2
Noncontrolling interests	141.9								107.2								141.9		107.2
Total stockholders' equity	3,763								3,484.4								3,763		3,484.4		4,201		3,950.5
Total liabilities and stockholders' equity	8,786.5								6,862.6								8,786.5		6,862.6
Disclosure Condensed Consolidating Statements of Operations [Abstract]
Revenues	2,972.7		2,947.6		2,690.7		2,361.5		2,393.2		2,471.7		2,360.3		2,319.8		10,972.5		9,545		9,177.1
Cost of revenues	(2,810.5)		(2,753.3)		(2,527.5)		(2,203.2)		(2,257.7)		(2,300.1)		(2,228.3)		(2,202.7)		(10,294.5)		(8,988.8)		(8,609.5)
General and administrative expenses																	(83.6)		(79.5)		(71)
Acquisition-related expenses			0.8	[3]	(11.3)	[3]	(5.6)	[3]					(1)				(16.1)		(1)		(11.9)
Restructuring costs									(5.5)	[4]									(5.5)		(10.6)
Goodwill impairment									(27.7)	[5]	(798.1)	[5]							(825.8)
Equity in income of unconsolidated joint ventures																	107.6		132.2		70.3
Operating income (loss)	171.4	[6]	203.6	[6]	149.5	[6]	161.4	[6]	114.1	[7]	(620.2)	[7]	150.6	[7]	132.1	[7]	685.9	[8]	(223.4)	[8]	544.4	[8]
Interest expense																	(70.7)		(22.1)		(30.6)
Other income (expenses)	(3.6)	[9]	10.8	[9]	(9.2)	[9]	2.5	[9]									0.5
Income (loss) before income taxes																	615.7		(245.5)		513.8
Income tax benefit (expense)	(34.7)		(66.1)		(40.5)		(48.6)		(46.8)		39.5		(45.5)		(39)		(189.9)		(91.8)		(127.6)
Net income (loss) including noncontrolling interests	113.4		127.8		79.1		105.5		60.6		(585.8)		100		87.9		425.8		(337.3)		386.2
Noncontrolling interests in income of consolidated subsidiaries	(42.8)		(21.1)		(25.5)		(25.8)		(32.2)		(37.3)		(33.2)		(25.8)		(115.2)		(128.5)		(98.3)
Net income (loss) attributable to URS	70.6		106.7		53.6		79.7		28.4		(623.1)		66.8		62.1		310.6		(465.8)		287.9
Comprehensive income (loss) attributable to URS																	308.2		(539.7)		300.2
Disclosure Condensed Consolidating Statements of Cash Flows [Abstract]
Net cash from operating activities																	430.2		505.9		526.4
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired																	(1,345.7)		(282.1)		(291.7)
Changes in cash related to consolidation and/or deconsolidation of joint ventures																					20.7
Proceeds from disposal of property and equipment																	25.3		14.1		8.3
Payments in settlement of foreign currency forward contract																	(1,260.6)
Receipts in settlement of foreign currency forward contract																	1,260.3
Investments in unconsolidated joint ventures																	(4.4)		(19.6)		(6)
Changes in restricted cash																	3.9		7		(16.1)
Capital expenditures, less equipment purchased through capital leases and equipment notes																	(125.4)		(67.5)		(45.2)
Maturity of short-term investments																					30.2
Net cash from investing activities																	(1,446.6)		(348.1)		(299.8)
Cash flows from financing activities:
Borrowings from long-term debt																	998.9		700
Payments on long-term debt																	(38)		(632.6)		(159.6)
Borrowings from revolving line of credit																	661.6		138.6
Payments on revolving line of credit																	(583.6)		(115.7)
Net payments under foreign lines of credit and short-term notes																	(20.5)		(16.4)		(7.6)
Net change in overdrafts																	54.5		(18)		14.4
Payments on capital lease obligations																	(14.6)		(10.9)		(7.5)
Payments of debt issuance costs																	(8.8)		(3.9)
Excess tax benefits from stock-based compensation																	0.1		0.8		1.2
Proceeds from employee stock purchases and exercises of stock options																	8.9		11.7		11.3
Distributions to noncontrolling interests																	(83.8)		(111.7)		(107.2)
Contributions and advances from noncontrolling interests																	2.3		6.6		8.2
Dividends paid																	(44.7)
Repurchases of common stock																	(40)		(242.8)		(128.3)
Net cash from financing activities																	892.3		(294.3)		(375.1)
Net change in cash and cash equivalents																	(124.1)		(136.5)		(148.5)
Effect of foreign exchange rate changes on cash and cash equivalents																	2.6		(1.3)		1.2
Cash and cash equivalents at beginning of period							436								573.8		436		573.8		721.1
Cash and cash equivalents at end of period	314.5								436								314.5		436		573.8
As Reported [Member]
Current assets:
Cash and cash equivalents	314.5								436								314.5		436		573.8
Accounts receivable, including retentions	1,554.8								1,114.7								1,554.8		1,114.7
Costs and accrued earnings in excess of billings on contracts	1,384.3								1,132								1,384.3		1,132
Less receivable allowances	(69.7)								(43.1)								(69.7)		(43.1)
Net accounts receivable	2,869.4								2,203.6								2,869.4		2,203.6
Deferred tax assets	67.6								63								67.6		63
Inventory	61.5								19.5								61.5		19.5
Other current assets	204.2								181.8								204.2		181.8
Total current assets	3,517.2								2,903.9								3,517.2		2,903.9
Investments in and advances to unconsolidated joint ventures	278.3								107.7								278.3		107.7
Property and equipment at cost, net	687.5								269.4								687.5		269.4
Intangible assets, net	692.2								522								692.2		522
Goodwill	3,247.1								2,773								3,247.1		2,773
Other long-term assets	364.2								286.6								364.2		286.6
Total assets	8,786.5								6,862.6								8,786.5		6,862.6
Current liabilities:
Current portion of long-term debt	71.8								61.5								71.8		61.5
Accounts payable and subcontractors payable, including retentions	803.5								659.1								803.5		659.1
Accrued salaries and employee benefits	558.8								527								558.8		527
Billings in excess of costs and accrued earnings on contracts	289.1								310.8								289.1		310.8
Other current liabilities	277.8								176.5								277.8		176.5
Total current liabilities	2,001								1,734.9								2,001		1,734.9
Long-term debt	1,992.5								737								1,992.5		737
Deferred tax liabilities	328.3								276.5								328.3		276.5
Self-insurance reserves	129.8								132.7								129.8		132.7
Pension and post-retirement benefit obligations	300.9								276								300.9		276
Other long-term liabilities	271								221.1								271		221.1
Total liabilities	5,023.5								3,378.2								5,023.5		3,378.2
Total URS stockholders' equity	3,621.1								3,377.2								3,621.1		3,377.2
Noncontrolling interests	141.9								107.2								141.9		107.2
Total stockholders' equity	3,763								3,484.4								3,763		3,484.4
Total liabilities and stockholders' equity	8,786.5								6,862.6								8,786.5		6,862.6
Disclosure Condensed Consolidating Statements of Operations [Abstract]
Revenues																	10,972.5		9,545		9,177.1
Cost of revenues																	(10,294.5)		(8,988.8)		(8,609.5)
General and administrative expenses																	(83.6)		(79.5)		(71)
Acquisition-related expenses																	(16.1)		(1)		(11.9)
Restructuring costs																			(5.5)		(10.6)
Goodwill impairment																			(825.8)
Equity in income of unconsolidated joint ventures																	107.6		132.2		70.3
Operating income (loss)																	685.9		(223.4)		544.4
Interest expense																	(70.7)		(22.1)		(30.6)
Other income (expenses)																	0.5
Income (loss) before income taxes																	615.7		(245.5)		513.8
Income tax benefit (expense)																	(189.9)		(91.8)		(127.6)
Net income (loss) including noncontrolling interests																	425.8		(337.3)		386.2
Noncontrolling interests in income of consolidated subsidiaries																	(115.2)		(128.5)		(98.3)
Net income (loss) attributable to URS																	310.6		(465.8)		287.9
Comprehensive income (loss) attributable to URS																	308.2		(539.7)		300.2
Disclosure Condensed Consolidating Statements of Cash Flows [Abstract]
Net cash from operating activities																	430.2		505.9		526.4
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired																	(1,345.7)		(282.1)		(291.7)
Changes in cash related to consolidation and/or deconsolidation of joint ventures																					20.7
Proceeds from disposal of property and equipment																	25.3		14.1		8.3
Payments in settlement of foreign currency forward contract																	(1,260.6)
Receipts in settlement of foreign currency forward contract																	1,260.3
Investments in unconsolidated joint ventures																	(4.4)		(19.6)		(6)
Changes in restricted cash																	3.9		7		(16.1)
Capital expenditures, less equipment purchased through capital leases and equipment notes																	(125.4)		(67.5)		(45.2)
Maturity of short-term investments																					30.2
Net cash from investing activities																	(1,446.6)		(348.1)		(299.8)
Cash flows from financing activities:
Borrowings from long-term debt																	998.9		700
Payments on long-term debt																	(38)		(632.6)		(159.6)
Borrowings from revolving line of credit																	661.6		138.6
Payments on revolving line of credit																	(583.6)		(115.7)
Net payments under foreign lines of credit and short-term notes																	(20.5)		(16.4)		(7.6)
Net change in overdrafts																	54.5		(18)		14.4
Payments on capital lease obligations																	(14.6)		(10.9)		(7.5)
Payments of debt issuance costs																	(8.8)		(3.9)
Excess tax benefits from stock-based compensation																	0.1		0.8		1.2
Proceeds from employee stock purchases and exercises of stock options																	8.9		11.7		11.3
Distributions to noncontrolling interests																	(83.8)		(111.7)		(107.2)
Contributions and advances from noncontrolling interests																	2.3		6.6		8.2
Dividends paid																	(44.7)
Repurchases of common stock																	(40)		(242.8)		(128.3)
Net cash from financing activities																	892.3		(294.3)		(375.1)
Net change in cash and cash equivalents																	(124.1)		(136.5)		(148.5)
Effect of foreign exchange rate changes on cash and cash equivalents																	2.6		(1.3)		1.2
Cash and cash equivalents at beginning of period							436								573.8		436		573.8		721.1
Cash and cash equivalents at end of period	314.5								436								314.5		436		573.8
Senior Debt Obligations [Member]
Senior Notes and Canadian Notes [Abstract]
Senior Notes, future indebtedness threshold for guarantors	100																100
3.85% Senior Notes (net of discount) [Member]
Senior Notes and Canadian Notes [Abstract]
Senior Notes, aggregate principal amount	400																400
Senior Notes, interest rate, stated percentage	3.85%																3.85%
5.00% Senior Notes (net of discount) [Member]
Senior Notes and Canadian Notes [Abstract]
Senior Notes, aggregate principal amount	600																600
Senior Notes, interest rate, stated percentage	5.00%																5.00%
Issuer parent [Member]
Current assets:
Cash and cash equivalents	14.4								193.9								14.4		193.9		385
Intercompany accounts receivable	1,793.2								2,621.2								1,793.2		2,621.2
Deferred tax assets	6.8								3.3								6.8		3.3
Other current assets	38.2								60.1								38.2		60.1
Total current assets	1,852.6								2,878.5								1,852.6		2,878.5
Investments in and advances to unconsolidated joint ventures	5,400.6								5,160.7								5,400.6		5,160.7
Property and equipment at cost, net	26.9								20.9								26.9		20.9
Intangible assets, net	0.2								0.2								0.2		0.2
Other long-term assets	22.3								24.3								22.3		24.3
Total assets	7,302.6								8,084.6								7,302.6		8,084.6
Current liabilities:
Current portion of long-term debt	18.9								9								18.9		9
Accounts payable and subcontractors payable, including retentions	4.2								4.3								4.2		4.3
Accrued salaries and employee benefits	41								35								41		35
Intercompany accounts payable	3,165.7								3,996.9								3,165.7		3,996.9
Short-term intercompany notes payable	14.3								327.8								14.3		327.8
Other current liabilities	59.5								3.5								59.5		3.5
Total current liabilities	3,303.6								4,376.5								3,303.6		4,376.5
Long-term debt	952.2								714.3								952.2		714.3
Other long-term liabilities	2.8								4.3								2.8		4.3
Total liabilities	4,258.6								5,095.1								4,258.6		5,095.1
Commitments and contingencies
URS stockholders' equity	3,621.1								3,377.2								3,621.1		3,377.2
Intercompany notes receivable	(577.1)								(387.7)								(577.1)		(387.7)
Total URS stockholders' equity	3,044								2,989.5								3,044		2,989.5
Total stockholders' equity	3,044								2,989.5								3,044		2,989.5
Total liabilities and stockholders' equity	7,302.6								8,084.6								7,302.6		8,084.6
Disclosure Condensed Consolidating Statements of Operations [Abstract]
General and administrative expenses																	(83.2)		(81.2)		(76.6)
Acquisition-related expenses																	(6.7)
Equity in income (loss) in subsidiaries																	297.8		(487.6)		268.2
Intercompany royalty and general and administrative charges																	140.6		136.9		146.4
Operating income (loss)																	348.5		(431.9)		338
Interest expense																	(36.2)		(20.9)		(31.4)
Intercompany interest income																	7.8		2.9		2.7
Intercompany interest expense																	(1.4)		(0.8)		(0.7)
Other income (expenses)																	(0.3)
Income (loss) before income taxes																	318.4		(450.7)		308.6
Income tax benefit (expense)																	(7.8)		(15.1)		(20.7)
Net income (loss) including noncontrolling interests																	310.6		(465.8)		287.9
Net income (loss) attributable to URS																	310.6		(465.8)		287.9
Comprehensive income (loss) attributable to URS																	308.2		(539.7)		300.2
Disclosure Condensed Consolidating Statements of Cash Flows [Abstract]
Net cash from operating activities																	34.1		(132.1)		(7)
Cash flows from investing activities:
Payments in settlement of foreign currency forward contract																	(1,260.6)
Receipts in settlement of foreign currency forward contract																	1,260.3
Capital expenditures, less equipment purchased through capital leases and equipment notes																	(11.4)		(8.6)		(4.6)
Net intercompany investing activities																	942.6		20.7		(643.6)
Net cash from investing activities																	930.9		12.1		(648.2)
Cash flows from financing activities:
Borrowings from long-term debt																	998.9		700
Payments on long-term debt																	(30)		(625)		(150)
Borrowings from revolving line of credit																	560		138.6
Payments on revolving line of credit																	(583.6)		(115.7)
Net payments under foreign lines of credit and short-term notes																	(0.8)		(0.6)		(0.5)
Payments on capital lease obligations																	(0.8)		(0.5)		(0.4)
Payments of debt issuance costs																	(8.8)		(3.9)
Excess tax benefits from stock-based compensation																	0.1		0.8		1.2
Proceeds from employee stock purchases and exercises of stock options																	8.9		11.7		11.3
Dividends paid																	(44.7)
Repurchases of common stock																	(40)		(242.8)		(128.3)
Net intercompany financing activities																	(2,003.7)		66.3		1,039.6
Net cash from financing activities																	(1,144.5)		(71.1)		772.9
Net change in cash and cash equivalents																	(179.5)		(191.1)		117.7
Cash and cash equivalents at beginning of period							193.9								385		193.9		385		267.3
Cash and cash equivalents at end of period	14.4								193.9								14.4		193.9		385
Issuer parent [Member] | As Reported [Member]
Current assets:
Cash and cash equivalents	14.4								193.8								14.4		193.8		384.9
Intercompany accounts receivable	1,765.8								2,723.5								1,765.8		2,723.5
Deferred tax assets	6.8								3.3								6.8		3.3
Other current assets	38.2								60.1								38.2		60.1
Total current assets	1,825.2								2,980.7								1,825.2		2,980.7
Investments in and advances to unconsolidated joint ventures	5,400.5								5,160.8								5,400.5		5,160.8
Property and equipment at cost, net	26.9								20.9								26.9		20.9
Intangible assets, net	0.2								0.2								0.2		0.2
Other long-term assets	22.4								24.3								22.4		24.3
Total assets	7,275.2								8,186.9								7,275.2		8,186.9
Current liabilities:
Current portion of long-term debt	18.9								9								18.9		9
Accounts payable and subcontractors payable, including retentions	4.1								4.3								4.1		4.3
Accrued salaries and employee benefits	41.1								35								41.1		35
Intercompany accounts payable	3,138.3								4,099.2								3,138.3		4,099.2
Short-term intercompany notes payable	14.3								327.8								14.3		327.8
Other current liabilities	59.4								3.5								59.4		3.5
Total current liabilities	3,276.1								4,478.8								3,276.1		4,478.8
Long-term debt	952.2								714.3								952.2		714.3
Other long-term liabilities	2.9								4.3								2.9		4.3
Total liabilities	4,231.2								5,197.4								4,231.2		5,197.4
Commitments and contingencies
Intercompany notes receivable	(577.1)								(387.7)								(577.1)		(387.7)
Total URS stockholders' equity	3,044								2,989.5								3,044		2,989.5
Total stockholders' equity	3,044								2,989.5								3,044		2,989.5
Total liabilities and stockholders' equity	7,275.2								8,186.9								7,275.2		8,186.9
Disclosure Condensed Consolidating Statements of Operations [Abstract]
General and administrative expenses																	(83.2)		(81.2)		(76.6)
Acquisition-related expenses																	(6.7)
Equity in income (loss) in subsidiaries																	297.8		(487.6)		268.2
Operating income (loss)																	207.9		(568.8)		191.6
Interest expense																	110.8		118.1		117
Other income (expenses)																	(0.3)
Income (loss) before income taxes																	318.4		(450.7)		308.6
Income tax benefit (expense)																	(7.8)		(15.1)		(20.7)
Net income (loss) including noncontrolling interests																	310.6		(465.8)		287.9
Net income (loss) attributable to URS																	310.6		(465.8)		287.9
Comprehensive income (loss) attributable to URS																	308.2		(539.7)		300.2
Disclosure Condensed Consolidating Statements of Cash Flows [Abstract]
Net cash from operating activities																	34.2		(132.1)		(7)
Cash flows from investing activities:
Payments in settlement of foreign currency forward contract																	(1,260.6)
Receipts in settlement of foreign currency forward contract																	1,260.3
Capital expenditures, less equipment purchased through capital leases and equipment notes																	(11.4)		(8.6)		(4.6)
Net intercompany investing activities																	912.5		(142.1)		(761.7)
Net cash from investing activities																	900.8		(150.7)		(766.3)
Cash flows from financing activities:
Borrowings from long-term debt																	998.9		700
Payments on long-term debt																	(30)		(625)		(150)
Borrowings from revolving line of credit																	560		138.6
Payments on revolving line of credit																	(583.6)		(115.7)
Net payments under foreign lines of credit and short-term notes																	(0.8)		(0.6)		(0.5)
Payments on capital lease obligations																	(0.8)		(0.5)		(0.4)
Payments of debt issuance costs																	(8.8)		(3.9)
Excess tax benefits from stock-based compensation																	0.1		0.8		1.2
Proceeds from employee stock purchases and exercises of stock options																	8.9		11.7		11.3
Dividends paid																	(44.7)
Repurchases of common stock																	(40)		(242.8)		(128.3)
Net intercompany financing activities																	(1,973.6)		229.1		1,157.7
Net cash from financing activities																	(1,114.4)		91.7		891
Net change in cash and cash equivalents																	(179.4)		(191.1)		117.7
Cash and cash equivalents at beginning of period							193.8								384.9		193.8		384.9		267.2
Cash and cash equivalents at end of period	14.4								193.8								14.4		193.8		384.9
Issuer parent [Member] | Adjustment [Member]
Current assets:
Cash and cash equivalents									0.1										0.1		0.1
Intercompany accounts receivable	27.4								(102.3)								27.4		(102.3)
Total current assets	27.4								(102.2)								27.4		(102.2)
Investments in and advances to unconsolidated joint ventures	0.1								(0.1)								0.1		(0.1)
Other long-term assets	(0.1)																(0.1)
Total assets	27.4								(102.3)								27.4		(102.3)
Current liabilities:
Accounts payable and subcontractors payable, including retentions	0.1																0.1
Accrued salaries and employee benefits	(0.1)																(0.1)
Intercompany accounts payable	27.4								(102.3)								27.4		(102.3)
Other current liabilities	0.1																0.1
Total current liabilities	27.5								(102.3)								27.5		(102.3)
Other long-term liabilities	(0.1)																(0.1)
Total liabilities	27.4								(102.3)								27.4		(102.3)
Total liabilities and stockholders' equity	27.4								(102.3)								27.4		(102.3)
Disclosure Condensed Consolidating Statements of Operations [Abstract]
Intercompany royalty and general and administrative charges																	140.6		136.9		146.4
Operating income (loss)																	140.6		136.9		146.4
Interest expense																	(147)		(139)		(148.4)
Intercompany interest income																	7.8		2.9		2.7
Intercompany interest expense																	(1.4)		(0.8)		(0.7)
Disclosure Condensed Consolidating Statements of Cash Flows [Abstract]
Net cash from operating activities																	(0.1)
Cash flows from investing activities:
Net intercompany investing activities																	30.1		162.8		118.1
Net cash from investing activities																	30.1		162.8		118.1
Cash flows from financing activities:
Net intercompany financing activities																	(30.1)		(162.8)		(118.1)
Net cash from financing activities																	(30.1)		(162.8)		(118.1)
Net change in cash and cash equivalents																	(0.1)
Cash and cash equivalents at beginning of period							0.1								0.1		0.1		0.1		0.1
Cash and cash equivalents at end of period									0.1										0.1		0.1
Issuer Fox LP [Member]
Current assets:
Intercompany accounts receivable	22.4																22.4
Total current assets	22.4																22.4
Investments in and advances to unconsolidated joint ventures	20.7																20.7
Total assets	43.1																43.1
Current liabilities:
Intercompany accounts payable	14.7																14.7
Other current liabilities	8.6																8.6
Total current liabilities	23.3																23.3
Long-term debt	699.6																699.6
Total liabilities	722.9																722.9
Commitments and contingencies
URS stockholders' equity	8																8
Intercompany notes receivable	(687.8)																(687.8)
Total URS stockholders' equity	(679.8)																(679.8)
Total stockholders' equity	(679.8)																(679.8)
Total liabilities and stockholders' equity	43.1																43.1
Disclosure Condensed Consolidating Statements of Operations [Abstract]
Equity in income (loss) in subsidiaries																	20.7
Operating income (loss)																	20.7
Interest expense																	(22.9)
Intercompany interest income																	2.6
Income (loss) before income taxes																	0.4
Income tax benefit (expense)																	7.6
Net income (loss) including noncontrolling interests																	8
Net income (loss) attributable to URS																	8
Comprehensive income (loss) attributable to URS																	8
Issuer Fox LP [Member] | As Reported [Member]
Current assets:
Intercompany accounts receivable	22.4																22.4
Total current assets	22.4																22.4
Investments in and advances to unconsolidated joint ventures	20.7																20.7
Total assets	43.1																43.1
Current liabilities:
Intercompany accounts payable	14.7																14.7
Other current liabilities	8.6																8.6
Total current liabilities	23.3																23.3
Long-term debt	699.6																699.6
Total liabilities	722.9																722.9
Commitments and contingencies
Intercompany notes receivable	(687.8)																(687.8)
Total URS stockholders' equity	(679.8)																(679.8)
Total stockholders' equity	(679.8)																(679.8)
Total liabilities and stockholders' equity	43.1																43.1
Disclosure Condensed Consolidating Statements of Operations [Abstract]
Equity in income (loss) in subsidiaries																	20.7
Operating income (loss)																	20.7
Interest expense																	(20.3)
Income (loss) before income taxes																	0.4
Income tax benefit (expense)																	7.6
Net income (loss) including noncontrolling interests																	8
Net income (loss) attributable to URS																	8
Comprehensive income (loss) attributable to URS																	8
Issuer Fox LP [Member] | Adjustment [Member]
Disclosure Condensed Consolidating Statements of Operations [Abstract]
Interest expense																	(2.6)
Intercompany interest income																	2.6
Guarantors [Member]
Current assets:
Cash and cash equivalents	16.3								24.4								16.3		24.4		28
Accounts receivable, including retentions	771.3								705.5								771.3		705.5
Costs and accrued earnings in excess of billings on contracts	876.9								715.6								876.9		715.6
Less receivable allowances	(29.1)								(24.2)								(29.1)		(24.2)
Net accounts receivable	1,619.1								1,396.9								1,619.1		1,396.9
Intercompany accounts receivable	3,933.1								5,152.3								3,933.1		5,152.3
Deferred tax assets	60.3								54.3								60.3		54.3
Inventory	5.5								19.5								5.5		19.5
Other current assets	65.5								63.2								65.5		63.2
Total current assets	5,699.8								6,710.6								5,699.8		6,710.6
Investments in and advances to unconsolidated joint ventures	1,812.2								1,709.2								1,812.2		1,709.2
Property and equipment at cost, net	159.7								154.8								159.7		154.8
Intangible assets, net	223.3								259.3								223.3		259.3
Goodwill	1,778.7								1,778.7								1,778.7		1,778.7
Other long-term assets	231.3								249.6								231.3		249.6
Total assets	9,905								10,862.2								9,905		10,862.2
Current liabilities:
Current portion of long-term debt	10								11.2								10		11.2
Accounts payable and subcontractors payable, including retentions	382.7								456.6								382.7		456.6
Accrued salaries and employee benefits	362.7								393								362.7		393
Billings in excess of costs and accrued earnings on contracts	146.3								149.5								146.3		149.5
Intercompany accounts payable	2,793.4								3,922.4								2,793.4		3,922.4
Short-term intercompany notes payable	20								19.3								20		19.3
Other current liabilities	146.2								105.6								146.2		105.6
Total current liabilities	3,861.3								5,057.6								3,861.3		5,057.6
Long-term debt	16.9								16.2								16.9		16.2
Deferred tax liabilities	247.5								274.6								247.5		274.6
Self-insurance reserves	18.3								24.6								18.3		24.6
Pension and post-retirement benefit obligations	185.4								162.1								185.4		162.1
Long-term intercompany notes payable	561.7																561.7
Other long-term liabilities	197.1								172.6								197.1		172.6
Total liabilities	5,088.2								5,707.7								5,088.2		5,707.7
Commitments and contingencies
URS stockholders' equity	5,400.6								5,160.7								5,400.6		5,160.7
Intercompany notes receivable	(583.8)								(6.2)								(583.8)		(6.2)
Total URS stockholders' equity	4,816.8								5,154.5								4,816.8		5,154.5
Total stockholders' equity	4,816.8								5,154.5								4,816.8		5,154.5
Total liabilities and stockholders' equity	9,905								10,862.2								9,905		10,862.2
Disclosure Condensed Consolidating Statements of Operations [Abstract]
Revenues																	6,713.8		6,924.6		6,923.7
Cost of revenues																	(6,305)		(6,556)		(6,541.8)
Acquisition-related expenses																			(1)
Goodwill impairment																			(601.7)
Equity in income (loss) in subsidiaries																	149.6		(78.7)		184.7
Equity in income of unconsolidated joint ventures																	21.5		8.6		9.6
Intercompany royalty and general and administrative charges																	(122.3)		(122.6)		(138.5)
Operating income (loss)																	457.6		(426.8)		437.7
Interest expense																	(0.8)		(0.6)		2.2
Intercompany interest income																	23		1.7		1.2
Intercompany interest expense																	(7.3)		(0.4)		(1.3)
Income (loss) before income taxes																	472.5		(426.1)		439.8
Income tax benefit (expense)																	(174.7)		(61.5)		(171.6)
Net income (loss) including noncontrolling interests																	297.8		(487.6)		268.2
Noncontrolling interests in income of consolidated subsidiaries																			0
Net income (loss) attributable to URS																	297.8		(487.6)		268.2
Comprehensive income (loss) attributable to URS																	282.5		(573.1)		265.2
Disclosure Condensed Consolidating Statements of Cash Flows [Abstract]
Net cash from operating activities																	38.6		490.4		434.7
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired																			(298.4)
Changes in cash related to consolidation and/or deconsolidation of joint ventures																					21.4
Proceeds from disposal of property and equipment																			3.8		4.7
Investments in unconsolidated joint ventures																	(4.3)		(19.5)		(6)
Capital expenditures, less equipment purchased through capital leases and equipment notes																	(34.6)		(49.3)		(26)
Dividends received																	0.1		5.9		27.8
Net intercompany investing activities																	857.7		(317.1)		(606)
Net cash from investing activities																	818.9		(674.6)		(584.1)
Cash flows from financing activities:
Payments on long-term debt																	(5.7)		(7.3)		(9.6)
Net payments under foreign lines of credit and short-term notes																	(0.2)		(1.4)		(0.4)
Net change in overdrafts																	50.1		(97.2)		14.6
Payments on capital lease obligations																	(4.9)		(6.1)		(6.4)
Contributions and advances from noncontrolling interests																			(0.2)
Net intercompany financing activities																	(904.9)		292.8		127
Net cash from financing activities																	(865.6)		180.6		125.2
Net change in cash and cash equivalents																	(8.1)		(3.6)		(24.2)
Cash and cash equivalents at beginning of period							24.4								28		24.4		28		52.2
Cash and cash equivalents at end of period	16.3								24.4								16.3		24.4		28
Guarantors [Member] | As Reported [Member]
Current assets:
Cash and cash equivalents	16.3								24.4								16.3		24.4		28
Accounts receivable, including retentions	771.2								705.5								771.2		705.5
Costs and accrued earnings in excess of billings on contracts	876.9								715.6								876.9		715.6
Less receivable allowances	(29.1)								(24.2)								(29.1)		(24.2)
Net accounts receivable	1,619								1,396.9								1,619		1,396.9
Intercompany accounts receivable	4,248.9								5,319.1								4,248.9		5,319.1
Deferred tax assets	60.3								54.3								60.3		54.3
Inventory	5.5								19.5								5.5		19.5
Other current assets	65.5								63.2								65.5		63.2
Total current assets	6,015.5								6,877.4								6,015.5		6,877.4
Investments in and advances to unconsolidated joint ventures	1,812								1,709.2								1,812		1,709.2
Property and equipment at cost, net	159.7								154.8								159.7		154.8
Intangible assets, net	223.5								259.3								223.5		259.3
Goodwill	1,778.7								1,778.7								1,778.7		1,778.7
Other long-term assets	231.3								249.6								231.3		249.6
Total assets	10,220.7								11,029								10,220.7		11,029
Current liabilities:
Current portion of long-term debt	10								11.2								10		11.2
Accounts payable and subcontractors payable, including retentions	382.8								456.6								382.8		456.6
Accrued salaries and employee benefits	362.6								393								362.6		393
Billings in excess of costs and accrued earnings on contracts	146.4								149.5								146.4		149.5
Intercompany accounts payable	3,109.1								4,089.2								3,109.1		4,089.2
Short-term intercompany notes payable	20								19.3								20		19.3
Other current liabilities	146.3								105.6								146.3		105.6
Total current liabilities	4,177.2								5,224.4								4,177.2		5,224.4
Long-term debt	16.9								16.2								16.9		16.2
Deferred tax liabilities	247.6								274.6								247.6		274.6
Self-insurance reserves	18.3								24.6								18.3		24.6
Pension and post-retirement benefit obligations	185.4								162.1								185.4		162.1
Long-term intercompany notes payable	561.7																561.7
Other long-term liabilities	197								172.6								197		172.6
Total liabilities	5,404.1								5,874.5								5,404.1		5,874.5
Commitments and contingencies
Intercompany notes receivable	(583.8)								(6.2)								(583.8)		(6.2)
Total URS stockholders' equity	4,816.6								5,154.5								4,816.6		5,154.5
Total stockholders' equity	4,816.6								5,154.5								4,816.6		5,154.5
Total liabilities and stockholders' equity	10,220.7								11,029								10,220.7		11,029
Disclosure Condensed Consolidating Statements of Operations [Abstract]
Revenues																	6,713.8		6,924.6		6,923.7
Cost of revenues																	(6,305)		(6,556)		(6,541.8)
Acquisition-related expenses																			(1)
Goodwill impairment																			(601.7)
Equity in income (loss) in subsidiaries																	149.6		(78.7)		172.9
Equity in income of unconsolidated joint ventures																	21.5		8.6		9.6
Operating income (loss)																	579.9		(304.2)		564.4
Interest expense																	(107.4)		(121.9)		(124.6)
Income (loss) before income taxes																	472.5		(426.1)		439.8
Income tax benefit (expense)																	(174.7)		(61.5)		(171.6)
Net income (loss) including noncontrolling interests																	297.8		(487.6)		268.2
Net income (loss) attributable to URS																	297.8		(487.6)		268.2
Comprehensive income (loss) attributable to URS																	283.2		(573.1)		265.2
Disclosure Condensed Consolidating Statements of Cash Flows [Abstract]
Net cash from operating activities																	38.6		491.9		446.5
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired																			(298.4)
Changes in cash related to consolidation and/or deconsolidation of joint ventures																					21.4
Proceeds from disposal of property and equipment																			3.8		4.7
Investments in unconsolidated joint ventures																	(4.3)		(19.5)		(6)
Capital expenditures, less equipment purchased through capital leases and equipment notes																	(34.6)		(49.3)		(26)
Dividends received																	0.1		5.9		27.8
Net intercompany investing activities																	782.2		(480.2)		(730.2)
Net cash from investing activities																	743.4		(837.7)		(708.3)
Cash flows from financing activities:
Payments on long-term debt																	(5.7)		(7.3)		(9.6)
Net payments under foreign lines of credit and short-term notes																	(0.2)		(1.4)		(0.4)
Net change in overdrafts																	50.1		(97.2)		14.6
Payments on capital lease obligations																	(4.9)		(6.1)		(6.4)
Contributions and advances from noncontrolling interests																			(0.2)
Net intercompany financing activities																	(829.4)		454.4		239.4
Net cash from financing activities																	(790.1)		342.2		237.6
Net change in cash and cash equivalents																	(8.1)		(3.6)		(24.2)
Cash and cash equivalents at beginning of period							24.4								28		24.4		28		52.2
Cash and cash equivalents at end of period	16.3								24.4								16.3		24.4		28
Guarantors [Member] | Adjustment [Member]
Current assets:
Accounts receivable, including retentions	0.1																0.1
Net accounts receivable	0.1																0.1
Intercompany accounts receivable	(315.8)								(166.8)								(315.8)		(166.8)
Total current assets	(315.7)								(166.8)								(315.7)		(166.8)
Investments in and advances to unconsolidated joint ventures	0.2																0.2
Intangible assets, net	(0.2)																(0.2)
Total assets	(315.7)								(166.8)								(315.7)		(166.8)
Current liabilities:
Accounts payable and subcontractors payable, including retentions	(0.1)																(0.1)
Accrued salaries and employee benefits	0.1																0.1
Billings in excess of costs and accrued earnings on contracts	(0.1)																(0.1)
Intercompany accounts payable	(315.7)								(166.8)								(315.7)		(166.8)
Other current liabilities	(0.1)																(0.1)
Total current liabilities	(315.9)								(166.8)								(315.9)		(166.8)
Deferred tax liabilities	(0.1)																(0.1)
Other long-term liabilities	0.1																0.1
Total liabilities	(315.9)								(166.8)								(315.9)		(166.8)
Total URS stockholders' equity	0.2																0.2
Total stockholders' equity	0.2																0.2
Total liabilities and stockholders' equity	(315.7)								(166.8)								(315.7)		(166.8)
Disclosure Condensed Consolidating Statements of Operations [Abstract]
Equity in income (loss) in subsidiaries																					11.8
Intercompany royalty and general and administrative charges																	(122.3)		(122.6)		(138.5)
Operating income (loss)																	(122.3)		(122.6)		(126.7)
Interest expense																	106.6		121.3		126.8
Intercompany interest income																	23		1.7		1.2
Intercompany interest expense																	(7.3)		(0.4)		(1.3)
Comprehensive income (loss) attributable to URS																	(0.7)
Disclosure Condensed Consolidating Statements of Cash Flows [Abstract]
Net cash from operating activities																			(1.5)		(11.8)
Cash flows from investing activities:
Net intercompany investing activities																	75.5		163.1		124.2
Net cash from investing activities																	75.5		163.1		124.2
Cash flows from financing activities:
Net intercompany financing activities																	(75.5)		(161.6)		(112.4)
Net cash from financing activities																	(75.5)		(161.6)		(112.4)
Non-guarantors [Member]
Current assets:
Cash and cash equivalents	285.4								294.4								285.4		294.4		239.6
Accounts receivable, including retentions	811.8								456.5								811.8		456.5
Costs and accrued earnings in excess of billings on contracts	515.7								425								515.7		425
Less receivable allowances	(40.6)								(18.9)								(40.6)		(18.9)
Net accounts receivable	1,286.9								862.6								1,286.9		862.6
Intercompany accounts receivable	1,269								1,492.4								1,269		1,492.4
Deferred tax assets	0.5								5.4								0.5		5.4
Inventory	56																56
Other current assets	111.3								59.3								111.3		59.3
Total current assets	3,009.1								2,714.1								3,009.1		2,714.1
Investments in and advances to unconsolidated joint ventures	242.2								93.7								242.2		93.7
Property and equipment at cost, net	500.9								93.7								500.9		93.7
Intangible assets, net	468.7								262.5								468.7		262.5
Goodwill	1,468.4								994.3								1,468.4		994.3
Other long-term assets	115.1								25.2								115.1		25.2
Total assets	5,804.4								4,183.5								5,804.4		4,183.5
Current liabilities:
Current portion of long-term debt	42.9								41.3								42.9		41.3
Accounts payable and subcontractors payable, including retentions	454.8								333.7								454.8		333.7
Accrued salaries and employee benefits	155.1								99								155.1		99
Billings in excess of costs and accrued earnings on contracts	143								161.3								143		161.3
Intercompany accounts payable	1,043.9								1,346.6								1,043.9		1,346.6
Short-term intercompany notes payable	21.6								393.9								21.6		393.9
Other current liabilities	78								58.9								78		58.9
Total current liabilities	1,939.3								2,434.7								1,939.3		2,434.7
Long-term debt	323.8								6.5								323.8		6.5
Deferred tax liabilities	85.6								14.1								85.6		14.1
Self-insurance reserves	111.5								108.1								111.5		108.1
Pension and post-retirement benefit obligations	115.5								113.9								115.5		113.9
Long-term intercompany notes payable	1,265.4																1,265.4
Other long-term liabilities	71.1								44.2								71.1		44.2
Total liabilities	3,912.2								2,721.5								3,912.2		2,721.5
Commitments and contingencies
URS stockholders' equity	1,784.6								1,701.9								1,784.6		1,701.9
Intercompany notes receivable	(34.3)								(347.1)								(34.3)		(347.1)
Total URS stockholders' equity	1,750.3								1,354.8								1,750.3		1,354.8
Noncontrolling interests	141.9								107.2								141.9		107.2
Total stockholders' equity	1,892.2								1,462								1,892.2		1,462
Total liabilities and stockholders' equity	5,804.4								4,183.5								5,804.4		4,183.5
Disclosure Condensed Consolidating Statements of Operations [Abstract]
Revenues																	4,420.9		3,125.9		2,673.4
Cost of revenues																	(4,151.7)		(2,938.3)		(2,487.7)
General and administrative expenses																	(0.4)		1.7		5.6
Acquisition-related expenses																	(9.4)				(11.9)
Restructuring costs																			(5.5)		(10.6)
Goodwill impairment																			(224.1)
Equity in income (loss) in subsidiaries																	(12.7)
Equity in income of unconsolidated joint ventures																	86.1		123.6		60.7
Intercompany royalty and general and administrative charges																	(18.3)		(14.3)		(7.9)
Operating income (loss)																	314.5		69		221.6
Interest expense																	(10.8)		(0.6)		(1.4)
Intercompany interest income																	2		1.7		1.9
Intercompany interest expense																	(26.7)		(5.1)		(3.8)
Other income (expenses)																	0.8
Income (loss) before income taxes																	279.8		65		218.3
Income tax benefit (expense)																	(15)		(15.2)		64.7
Net income (loss) including noncontrolling interests																	264.8		49.8		283
Noncontrolling interests in income of consolidated subsidiaries																	(115.2)		(128.5)		(98.3)
Net income (loss) attributable to URS																	149.6		(78.7)		184.7
Comprehensive income (loss) attributable to URS																	170.8		(135.2)		201.1
Disclosure Condensed Consolidating Statements of Cash Flows [Abstract]
Net cash from operating activities																	280.8		224.3		97.4
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired																	(1,345.7)		16.3		(291.7)
Changes in cash related to consolidation and/or deconsolidation of joint ventures																					(0.7)
Proceeds from disposal of property and equipment																	25.3		10.3		3.6
Investments in unconsolidated joint ventures																	(0.1)		(0.1)
Changes in restricted cash																	3.9		7		(16.1)
Capital expenditures, less equipment purchased through capital leases and equipment notes																	(79.4)		(9.6)		(14.6)
Maturity of short-term investments																					30.2
Net intercompany investing activities																	583.5		(477.5)		(82.2)
Net cash from investing activities																	(812.5)		(453.6)		(371.5)
Cash flows from financing activities:
Payments on long-term debt																	(2.3)		(0.3)
Borrowings from revolving line of credit																	101.6
Net payments under foreign lines of credit and short-term notes																	(19.5)		(14.4)		(6.7)
Net change in overdrafts																	6		0.4
Payments on capital lease obligations																	(8.9)		(4.3)		(0.7)
Distributions to noncontrolling interests																	(83.8)		(111.7)		(107.2)
Contributions and advances from noncontrolling interests																	2.3		6.8		8.2
Dividends paid																	(0.1)		(5.9)		(27.8)
Net intercompany financing activities																	524.8		414.8		165.2
Net cash from financing activities																	520.1		285.4		31
Net change in cash and cash equivalents																	(11.6)		56.1		(243.1)
Effect of foreign exchange rate changes on cash and cash equivalents																	2.6		(1.3)		1.2
Cash and cash equivalents at beginning of period							294.4								239.6		294.4		239.6		481.5
Cash and cash equivalents at end of period	285.4								294.4								285.4		294.4		239.6
Non-guarantors [Member] | As Reported [Member]
Current assets:
Cash and cash equivalents	285.4								294.5								285.4		294.5		239.7
Accounts receivable, including retentions	811.8								456.5								811.8		456.5
Costs and accrued earnings in excess of billings on contracts	515.7								425								515.7		425
Less receivable allowances	(40.6)								(18.9)								(40.6)		(18.9)
Net accounts receivable	1,286.9								862.6								1,286.9		862.6
Intercompany accounts receivable	1,530.6								1,492.4								1,530.6		1,492.4
Deferred tax assets	0.5								5.4								0.5		5.4
Inventory	56																56
Other current assets	111.3								59.3								111.3		59.3
Total current assets	3,270.7								2,714.2								3,270.7		2,714.2
Investments in and advances to unconsolidated joint ventures	258.9								93.6								258.9		93.6
Property and equipment at cost, net	500.9								93.7								500.9		93.7
Intangible assets, net	468.5								262.5								468.5		262.5
Goodwill	1,468.4								994.3								1,468.4		994.3
Other long-term assets	115.3								25.2								115.3		25.2
Total assets	6,082.7								4,183.5								6,082.7		4,183.5
Current liabilities:
Current portion of long-term debt	42.9								41.3								42.9		41.3
Accounts payable and subcontractors payable, including retentions	454.8								333.7								454.8		333.7
Accrued salaries and employee benefits	155.1								99								155.1		99
Billings in excess of costs and accrued earnings on contracts	143								161.3								143		161.3
Intercompany accounts payable	1,305.6								1,346.6								1,305.6		1,346.6
Short-term intercompany notes payable	599.2								393.9								599.2		393.9
Other current liabilities	74								58.9								74		58.9
Total current liabilities	2,774.6								2,434.7								2,774.6		2,434.7
Long-term debt	323.8								6.5								323.8		6.5
Deferred tax liabilities	85.5								14.1								85.5		14.1
Self-insurance reserves	111.5								108.1								111.5		108.1
Pension and post-retirement benefit obligations	115.5								113.9								115.5		113.9
Long-term intercompany notes payable	687.8																687.8
Other long-term liabilities	71.1								44.2								71.1		44.2
Total liabilities	4,169.8								2,721.5								4,169.8		2,721.5
Commitments and contingencies
Intercompany notes receivable	(34.3)								(347.1)								(34.3)		(347.1)
Total URS stockholders' equity	1,771								1,354.8								1,771		1,354.8
Noncontrolling interests	141.9								107.2								141.9		107.2
Total stockholders' equity	1,912.9								1,462								1,912.9		1,462
Total liabilities and stockholders' equity	6,082.7								4,183.5								6,082.7		4,183.5
Disclosure Condensed Consolidating Statements of Operations [Abstract]
Revenues																	4,420.9		3,125.9		2,673.4
Cost of revenues																	(4,151.7)		(2,938.3)		(2,487.7)
General and administrative expenses																	(0.4)		1.7		5.6
Acquisition-related expenses																	(9.4)				(11.9)
Restructuring costs																			(5.5)		(10.6)
Goodwill impairment																			(224.1)
Equity in income (loss) in subsidiaries																	8
Equity in income of unconsolidated joint ventures																	86.1		123.6		60.7
Operating income (loss)																	353.5		83.3		229.5
Interest expense																	(53.8)		(18.3)		(23)
Other income (expenses)																	0.8
Income (loss) before income taxes																	300.5		65		206.5
Income tax benefit (expense)																	(15)		(15.2)		64.7
Net income (loss) including noncontrolling interests																	285.5		49.8		271.2
Noncontrolling interests in income of consolidated subsidiaries																	(115.2)		(128.5)		(98.3)
Net income (loss) attributable to URS																	170.3		(78.7)		172.9
Comprehensive income (loss) attributable to URS																	191.5		(135.2)		189.3
Disclosure Condensed Consolidating Statements of Cash Flows [Abstract]
Net cash from operating activities																	280.7		222.8		85.6
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired																	(1,345.7)		16.3		(291.7)
Changes in cash related to consolidation and/or deconsolidation of joint ventures																					(0.7)
Proceeds from disposal of property and equipment																	25.3		10.3		3.6
Investments in unconsolidated joint ventures																	(0.1)		(0.1)
Changes in restricted cash																	3.9		7		(16.1)
Capital expenditures, less equipment purchased through capital leases and equipment notes																	(79.4)		(9.6)		(14.6)
Maturity of short-term investments																					30.2
Net intercompany investing activities																	544.3		(437.7)		(112.7)
Net cash from investing activities																	(851.7)		(413.8)		(402)
Cash flows from financing activities:
Payments on long-term debt																	(2.3)		(0.3)
Borrowings from revolving line of credit																	101.6
Net payments under foreign lines of credit and short-term notes																	(19.5)		(14.4)		(6.7)
Net change in overdrafts																	6		0.4
Payments on capital lease obligations																	(8.9)		(4.3)		(0.7)
Distributions to noncontrolling interests																	(83.8)		(111.7)		(107.2)
Contributions and advances from noncontrolling interests																	2.3		6.8		8.2
Dividends paid																	(0.1)		(5.9)		(27.8)
Net intercompany financing activities																	564		376.5		207.5
Net cash from financing activities																	559.3		247.1		73.3
Net change in cash and cash equivalents																	(11.7)		56.1		(243.1)
Effect of foreign exchange rate changes on cash and cash equivalents																	2.6		(1.3)		1.2
Cash and cash equivalents at beginning of period							294.5								239.7		294.5		239.7		481.6
Cash and cash equivalents at end of period	285.4								294.5								285.4		294.5		239.7
Non-guarantors [Member] | Adjustment [Member]
Current assets:
Cash and cash equivalents									(0.1)										(0.1)		(0.1)
Intercompany accounts receivable	(261.6)																(261.6)
Total current assets	(261.6)								(0.1)								(261.6)		(0.1)
Investments in and advances to unconsolidated joint ventures	(16.7)								0.1								(16.7)		0.1
Intangible assets, net	0.2																0.2
Other long-term assets	(0.2)																(0.2)
Total assets	(278.3)																(278.3)
Current liabilities:
Intercompany accounts payable	(261.7)																(261.7)
Short-term intercompany notes payable	(577.6)																(577.6)
Other current liabilities	4																4
Total current liabilities	(835.3)																(835.3)
Deferred tax liabilities	0.1																0.1
Long-term intercompany notes payable	577.6																577.6
Total liabilities	(257.6)																(257.6)
Total URS stockholders' equity	(20.7)																(20.7)
Total stockholders' equity	(20.7)																(20.7)
Total liabilities and stockholders' equity	(278.3)																(278.3)
Disclosure Condensed Consolidating Statements of Operations [Abstract]
Equity in income (loss) in subsidiaries																	(20.7)
Intercompany royalty and general and administrative charges																	(18.3)		(14.3)		(7.9)
Operating income (loss)																	(39)		(14.3)		(7.9)
Interest expense																	43		17.7		21.6
Intercompany interest income																	2		1.7		1.9
Intercompany interest expense																	(26.7)		(5.1)		(3.8)
Income (loss) before income taxes																	(20.7)				11.8
Net income (loss) including noncontrolling interests																	(20.7)				11.8
Net income (loss) attributable to URS																	(20.7)				11.8
Comprehensive income (loss) attributable to URS																	(20.7)				11.8
Disclosure Condensed Consolidating Statements of Cash Flows [Abstract]
Net cash from operating activities																	0.1		1.5		11.8
Cash flows from investing activities:
Net intercompany investing activities																	39.2		(39.8)		30.5
Net cash from investing activities																	39.2		(39.8)		30.5
Cash flows from financing activities:
Net intercompany financing activities																	(39.2)		38.3		(42.3)
Net cash from financing activities																	(39.2)		38.3		(42.3)
Net change in cash and cash equivalents																	0.1
Cash and cash equivalents at beginning of period							(0.1)								(0.1)		(0.1)		(0.1)		(0.1)
Cash and cash equivalents at end of period									(0.1)										(0.1)		(0.1)
Eliminations [Member]
Current assets:
Cash and cash equivalents	(1.6)								(76.7)								(1.6)		(76.7)		(78.8)
Accounts receivable, including retentions	(28.3)								(47.3)								(28.3)		(47.3)
Costs and accrued earnings in excess of billings on contracts	(8.3)								(8.6)								(8.3)		(8.6)
Net accounts receivable	(36.6)								(55.9)								(36.6)		(55.9)
Intercompany accounts receivable	(7,017.7)								(9,265.9)								(7,017.7)		(9,265.9)
Other current assets	(10.8)								(0.8)								(10.8)		(0.8)
Total current assets	(7,066.7)								(9,399.3)								(7,066.7)		(9,399.3)
Investments in and advances to unconsolidated joint ventures	(7,197.4)								(6,855.9)								(7,197.4)		(6,855.9)
Other long-term assets	(4.5)								(12.5)								(4.5)		(12.5)
Total assets	(14,268.6)								(16,267.7)								(14,268.6)		(16,267.7)
Current liabilities:
Accounts payable and subcontractors payable, including retentions	(38.2)								(135.5)								(38.2)		(135.5)
Billings in excess of costs and accrued earnings on contracts	(0.2)																(0.2)
Intercompany accounts payable	(7,017.7)								(9,265.9)								(7,017.7)		(9,265.9)
Short-term intercompany notes payable	(55.9)								(741)								(55.9)		(741)
Other current liabilities	(14.5)								8.5								(14.5)		8.5
Total current liabilities	(7,126.5)								(10,133.9)								(7,126.5)		(10,133.9)
Deferred tax liabilities	(4.8)								(12.2)								(4.8)		(12.2)
Long-term intercompany notes payable	(1,827.1)																(1,827.1)
Total liabilities	(8,958.4)								(10,146.1)								(8,958.4)		(10,146.1)
Commitments and contingencies
URS stockholders' equity	(7,193.2)								(6,862.6)								(7,193.2)		(6,862.6)
Intercompany notes receivable	1,883								741								1,883		741
Total URS stockholders' equity	(5,310.2)								(6,121.6)								(5,310.2)		(6,121.6)
Total stockholders' equity	(5,310.2)								(6,121.6)								(5,310.2)		(6,121.6)
Total liabilities and stockholders' equity	(14,268.6)								(16,267.7)								(14,268.6)		(16,267.7)
Disclosure Condensed Consolidating Statements of Operations [Abstract]
Revenues																	(162.2)		(505.5)		(420)
Cost of revenues																	162.2		505.5		420
Equity in income (loss) in subsidiaries																	(455.4)		566.3		(452.9)
Operating income (loss)																	(455.4)		566.3		(452.9)
Intercompany interest income																	(35.4)		(6.3)		(5.8)
Intercompany interest expense																	35.4		6.3		5.8
Income (loss) before income taxes																	(455.4)		566.3		(452.9)
Net income (loss) including noncontrolling interests																	(455.4)		566.3		(452.9)
Net income (loss) attributable to URS																	(455.4)		566.3		(452.9)
Comprehensive income (loss) attributable to URS																	(461.3)		708.3		(466.3)
Disclosure Condensed Consolidating Statements of Cash Flows [Abstract]
Net cash from operating activities																	76.7		(76.7)		1.3
Cash flows from investing activities:
Dividends received																	(0.1)		(5.9)		(27.8)
Net intercompany investing activities																	(2,383.8)		773.9		1,331.8
Net cash from investing activities																	(2,383.9)		768		1,304
Cash flows from financing activities:
Net change in overdrafts																	(1.6)		78.8		(0.2)
Dividends paid																	0.1		5.9		27.8
Net intercompany financing activities																	2,383.8		(773.9)		(1,331.8)
Net cash from financing activities																	2,382.3		(689.2)		(1,304.2)
Net change in cash and cash equivalents																	75.1		2.1		1.1
Cash and cash equivalents at beginning of period							(76.7)								(78.8)		(76.7)		(78.8)		(79.9)
Cash and cash equivalents at end of period	(1.6)								(76.7)								(1.6)		(76.7)		(78.8)
Eliminations [Member] | As Reported [Member]
Current assets:
Cash and cash equivalents	(1.6)								(76.7)								(1.6)		(76.7)		(78.8)
Accounts receivable, including retentions	(28.2)								(47.3)								(28.2)		(47.3)
Costs and accrued earnings in excess of billings on contracts	(8.3)								(8.6)								(8.3)		(8.6)
Net accounts receivable	(36.5)								(55.9)								(36.5)		(55.9)
Intercompany accounts receivable	(7,567.7)								(9,535)								(7,567.7)		(9,535)
Other current assets	(10.8)								(0.8)								(10.8)		(0.8)
Total current assets	(7,616.6)								(9,668.4)								(7,616.6)		(9,668.4)
Investments in and advances to unconsolidated joint ventures	(7,213.8)								(6,855.9)								(7,213.8)		(6,855.9)
Other long-term assets	(4.8)								(12.5)								(4.8)		(12.5)
Total assets	(14,835.2)								(16,536.8)								(14,835.2)		(16,536.8)
Current liabilities:
Accounts payable and subcontractors payable, including retentions	(38.2)								(135.5)								(38.2)		(135.5)
Billings in excess of costs and accrued earnings on contracts	(0.3)																(0.3)
Intercompany accounts payable	(7,567.7)								(9,535)								(7,567.7)		(9,535)
Short-term intercompany notes payable	(633.5)								(741)								(633.5)		(741)
Other current liabilities	(10.5)								8.5								(10.5)		8.5
Total current liabilities	(8,250.2)								(10,403)								(8,250.2)		(10,403)
Deferred tax liabilities	(4.8)								(12.2)								(4.8)		(12.2)
Long-term intercompany notes payable	(1,249.5)																(1,249.5)
Total liabilities	(9,504.5)								(10,415.2)								(9,504.5)		(10,415.2)
Commitments and contingencies
Intercompany notes receivable	1,883								741								1,883		741
Total URS stockholders' equity	(5,330.7)								(6,121.6)								(5,330.7)		(6,121.6)
Total stockholders' equity	(5,330.7)								(6,121.6)								(5,330.7)		(6,121.6)
Total liabilities and stockholders' equity	(14,835.2)								(16,536.8)								(14,835.2)		(16,536.8)
Disclosure Condensed Consolidating Statements of Operations [Abstract]
Revenues																	(162.2)		(505.5)		(420)
Cost of revenues																	162.2		505.5		420
Equity in income (loss) in subsidiaries																	(476.1)		566.3		(441.1)
Operating income (loss)																	(476.1)		566.3		(441.1)
Income (loss) before income taxes																	(476.1)		566.3		(441.1)
Net income (loss) including noncontrolling interests																	(476.1)		566.3		(441.1)
Net income (loss) attributable to URS																	(476.1)		566.3		(441.1)
Comprehensive income (loss) attributable to URS																	(482.7)		708.3		(454.5)
Disclosure Condensed Consolidating Statements of Cash Flows [Abstract]
Net cash from operating activities																	76.7		(76.7)		1.3
Cash flows from investing activities:
Dividends received																	(0.1)		(5.9)		(27.8)
Net intercompany investing activities																	(2,239)		1,060		1,604.6
Net cash from investing activities																	(2,239.1)		1,054.1		1,576.8
Cash flows from financing activities:
Net change in overdrafts																	(1.6)		78.8		(0.2)
Dividends paid																	0.1		5.9		27.8
Net intercompany financing activities																	2,239		(1,060)		(1,604.6)
Net cash from financing activities																	2,237.5		(975.3)		(1,577)
Net change in cash and cash equivalents																	75.1		2.1		1.1
Cash and cash equivalents at beginning of period							(76.7)								(78.8)		(76.7)		(78.8)		(79.9)
Cash and cash equivalents at end of period	(1.6)								(76.7)								(1.6)		(76.7)		(78.8)
Eliminations [Member] | Adjustment [Member]
Current assets:
Accounts receivable, including retentions	(0.1)																(0.1)
Net accounts receivable	(0.1)																(0.1)
Intercompany accounts receivable	550								269.1								550		269.1
Total current assets	549.9								269.1								549.9		269.1
Investments in and advances to unconsolidated joint ventures	16.4																16.4
Other long-term assets	0.3																0.3
Total assets	566.6								269.1								566.6		269.1
Current liabilities:
Billings in excess of costs and accrued earnings on contracts	0.1																0.1
Intercompany accounts payable	550								269.1								550		269.1
Short-term intercompany notes payable	577.6																577.6
Other current liabilities	(4)																(4)
Total current liabilities	1,123.7								269.1								1,123.7		269.1
Long-term intercompany notes payable	(577.6)																(577.6)
Total liabilities	546.1								269.1								546.1		269.1
Total URS stockholders' equity	20.5																20.5
Total stockholders' equity	20.5																20.5
Total liabilities and stockholders' equity	566.6								269.1								566.6		269.1
Disclosure Condensed Consolidating Statements of Operations [Abstract]
Equity in income (loss) in subsidiaries																	20.7				(11.8)
Operating income (loss)																	20.7				(11.8)
Intercompany interest income																	(35.4)		(6.3)		(5.8)
Intercompany interest expense																	35.4		6.3		5.8
Income (loss) before income taxes																	20.7				(11.8)
Net income (loss) including noncontrolling interests																	20.7				(11.8)
Net income (loss) attributable to URS																	20.7				(11.8)
Comprehensive income (loss) attributable to URS																	21.4				(11.8)
Cash flows from investing activities:
Net intercompany investing activities																	(144.8)		(286.1)		(272.8)
Net cash from investing activities																	(144.8)		(286.1)		(272.8)
Cash flows from financing activities:
Net intercompany financing activities																	144.8		286.1		272.8
Net cash from financing activities																	$ 144.8		$ 286.1		$ 272.8

[1]	Property and equipment at cost, net is categorized by the location of incorporation of the legal entities. Property and equipment in Canada became a significant portion of our total property and equipment due to our acquisition of Flint in fiscal year 2012.
[2]	The unamortized computer software costs were $71.1 million and $60.8 million, respectively, as of December 28, 2012 and December 30, 2011. The increase in property and equipment from December 30, 2011 to December 28, 2012 was due primarily to the assets acquired as part of the Flint acquisition on May 14, 2012.
[3]	For the year ended December 28, 2012, we recorded acquisition-related expenses in connection with our acquisition of Flint. See further discussion in Note 8, ���Acquisitions.���
[4]	For the year ended December 30, 2011, we recorded restructuring costs resulting from the integration of Scott Wilson into our existing U.K. and European business and necessary responses to reductions in market opportunities in Europe. See further discussion in Note 17, ���Commitments and Contingencies.���
[5]	For the third quarter of 2011, we recorded an estimated goodwill impairment charge of $798.1 million. On a net, after-tax basis, this transaction resulted in decreases to net income and diluted EPS of $699.3 million and $9.03, respectively. During the fourth quarter of 2011, we finalized our step-two goodwill impairment analysis as of September 30, 2011 and recorded an additional goodwill impairment charge of $27.7 million. On a net, after-tax basis, this transaction resulted in decreases to net income and diluted EPS of $32.9 million and $0.43, respectively. See further discussion in Note 9, ���Goodwill and Intangible Assets.���
[6]	For the first quarter of 2012, we revised our operating income from $163.9 million, as previously reported in our 10-Q, to $161.4 million due to the reclassification of a $2.5 million gain recognized on foreign currency forward contracts from ���General and administrative expenses��� to ���Other income (expenses)��� on our Consolidated Statements of Operations. This revision had no impact on net income attributable to URS or EPS.
[7]	In October 2010, we received notice of a ruling on the priority of claims against a bankrupt client made by one of our unconsolidated joint ventures related to the SR-125 road project in California. The judge ruled against our joint venture���s position, finding that its mechanic���s lien did not have priority over the senior lenders. As a result of the court���s decision, we recorded a pre-tax non-cash asset impairment charge of $25.0 million for the year ended December 31, 2010. During the second quarter of 2011, we recognized a $9.5 million favorable claim settlement on this project.
[8]	The operating income (loss) for the year ended December 30, 2011 included an $825.8 million goodwill impairment charge. See Note 9, ���Goodwill and Intangible Assets��� for more information.
[9]	During fiscal 2012, ���Other income (expenses)��� represents foreign currency gains (losses) recognized on intercompany financing arrangements and foreign currency forward contracts. See further discussion in Note 11, ���Fair Value of Debt Instruments and Derivative Instruments.���

OTHER COMPREHENSIVE INCOME (LOSS) AND ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2012		Dec. 30, 2011		Dec. 31, 2010		Jan. 01, 2010
Other comprehensive income (loss) [Line Items]
Balances	$ (113.2)		$ (110.8)
Other comprehensive income (loss) (Textuals) [Abstract]
Other comprehensive income (loss), defined benefit plans, net unamortized gain (loss) arising during period, before tax	45.6		80.9		5.3
Other comprehensive income (loss), amortization, pension and other postretirement benefit plans, net prior service cost (credit) recognized in net periodic benefit cost, before tax	7.4		4.1		0.4
Other comprehensive income defined benefit plans effect of changes in foreign currency rate, before tax	1.7		1.9		0.1
Valuation allowance that reduced the tax benefit			11.6
Pension and Post-Retirement Adjustments [Member]
Other comprehensive income (loss) [Line Items]
Before-tax amount	(39.9)	[1]	(73.4)	[1]	(5.1)	[1]
Tax benefit (expense)	13.3	[1]	10.7	[1],[2]	4.4	[1]
Adjustments, net of tax	(26.6)	[1]	(62.7)	[1]	(0.7)	[1]
Balances	(135.4)	[1]	(108.8)	[1]	(46.1)	[1]	(45.4)	[1]
Foreign Currency Translation Adjustments [Member]
Other comprehensive income (loss) [Line Items]
Before-tax amount	24.8		(11.2)		8.8
Adjustments, net of tax	24.8		(11.2)		8.8
Balances	22.8		(2)		9.2		0.4
Foreign Currency Translation Adjustment Due To Sale Of Investment In Unconsolidated Joint Venture [Member]
Other comprehensive income (loss) [Line Items]
Before-tax amount	(1)
Tax benefit (expense)	0.4
Adjustments, net of tax	(0.6)
Balances	(0.6)
Unrealized Gain (Loss) On Interest Rate Swaps [Member]
Other comprehensive income (loss) [Line Items]
Before-tax amount					7
Tax benefit (expense)					(2.8)
Adjustments, net of tax					4.2
Balances							(4.2)
Accumulated Other Comprehensive Income (Loss) [Member]
Other comprehensive income (loss) [Line Items]
Before-tax amount	(16.1)		(84.6)		10.7
Tax benefit (expense)	13.7		10.7	[2]	1.6
Adjustments, net of tax	(2.4)		(73.9)		12.3
Balances	$ (113.2)		$ (110.8)		$ (36.9)		$ (49.2)

[1]	For fiscal year 2012, pension and post-retirement-related adjustments, before-tax, in other comprehensive income included $45.6 million of net loss arising during the year, $7.4 million of amortization of prior service credit and net loss, and $1.7 million of before-tax effect of changes in foreign currency exchange rates. For fiscal year 2011, pension and post-retirement-related adjustments, before-tax, in other comprehensive income included $80.9 million of net loss arising during the year, $4.1 million of amortization of prior service credit and net loss, and $1.9 million of before-tax effect of changes in foreign currency exchange rates. For fiscal year 2010, pension and post-retirement-related adjustments, before-tax, in other comprehensive income included $5.3 million of net loss arising during the year, $0.4 million of amortization of prior service credit and net loss, and $0.1 million of before-tax effect of changes in foreign currency exchange rates.
[2]	The tax benefit has been reduced by a valuation allowance of $11.6 million in 2011.

RECEIVABLE AND DEFERRED INCOME TAX VALUATION ALLOWANCES (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2012		Dec. 30, 2011		Dec. 31, 2010
Valuation Allowance [Line Items]
Other			$ 11.6
Receivable allowances [Member]
Valuation Allowance [Line Items]
Balance at the Beginning of the Periods	43.1		42.8		47.7
Additions (Charged to Bad Debt Expenses)	6.6		2.8		6.7
Additions (Charged to Other Accounts)	27.4	[1]	16.1	[1]	8.9	[1]
Deductions	(7.4)	[2]	(18.6)	[2]	(20.5)	[2]
Balance at the End of the Periods	69.7		43.1		42.8
Deferred income tax valuation allowance [Member]
Valuation Allowance [Line Items]
Balance at the Beginning of the Periods	124		104.2		87.6
Additions (Charged to Other Accounts)	3.1	[1]	23.5	[1]	21.4	[1]
Deductions	(1.1)	[2]	(15.3)	[2]	(8)	[2]
Other	11.6	[3]	11.6	[3]	3.2	[3]
Balance at the End of the Periods	$ 137.6		$ 124		$ 104.2

[1]	These additions were primarily charged to revenues or income tax expense.
[2]	Deductions to the deferred income tax valuation allowance were primarily attributed to foreign and state NOL expirations, change in tax rates and the use of federal and state NOLs.
[3]	Other adjustments to the deferred income tax valuation allowance during the year ended December 28, 2012 were attributable to acquired deferred taxes through the Flint acquisition. For the year ended December 30, 2011, other adjustments to the deferred income tax valuation allowance were charged to other comprehensive income. For the year ended December 31, 2010, other adjustments to the deferred income tax valuation allowance were attributable to acquired deferred taxes on foreign net operating losses through the Scott Wilson acquisition.

SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (DETAILS) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																9 Months Ended	12 Months Ended
	Dec. 28, 2012		Sep. 28, 2012		Jun. 29, 2012		Mar. 30, 2012		Dec. 30, 2011		Sep. 30, 2011		Jul. 01, 2011		Apr. 01, 2011		Sep. 30, 2011	Dec. 28, 2012		Dec. 30, 2011		Dec. 31, 2010
Selected Quarterly Financial Information (unaudited) [Abstract]
Revenues	$ 2,972.7		$ 2,947.6		$ 2,690.7		$ 2,361.5		$ 2,393.2		$ 2,471.7		$ 2,360.3		$ 2,319.8			$ 10,972.5		$ 9,545		$ 9,177.1
Cost of revenues	(2,810.5)		(2,753.3)		(2,527.5)		(2,203.2)		(2,257.7)		(2,300.1)		(2,228.3)		(2,202.7)			(10,294.5)		(8,988.8)		(8,609.5)
Acquisition-related expenses			0.8	[1]	(11.3)	[1]	(5.6)	[1]					(1)					(16.1)		(1)		(11.9)
Restructuring costs									(5.5)	[2]										(5.5)		(10.6)
Goodwill impairment									(27.7)	[3]	(798.1)	[3]								(825.8)
Operating income (loss)	171.4	[4]	203.6	[4]	149.5	[4]	161.4	[4]	114.1	[5]	(620.2)	[5]	150.6	[5]	132.1	[5]		685.9	[6]	(223.4)	[6]	544.4	[6]
Other income (expenses)	(3.6)	[7]	10.8	[7]	(9.2)	[7]	2.5	[7]										0.5
Income tax benefit (expense)	(34.7)		(66.1)		(40.5)		(48.6)		(46.8)		39.5		(45.5)		(39)			(189.9)		(91.8)		(127.6)
Net income (loss) including noncontrolling interests	113.4		127.8		79.1		105.5		60.6		(585.8)		100		87.9			425.8		(337.3)		386.2
Noncontrolling interests in income of consolidated subsidiaries	(42.8)		(21.1)		(25.5)		(25.8)		(32.2)		(37.3)		(33.2)		(25.8)			(115.2)		(128.5)		(98.3)
Net income (loss) attributable to URS	70.6		106.7		53.6		79.7		28.4		(623.1)		66.8		62.1			310.6		(465.8)		287.9
Earnings (loss) per share:
Basic	$ 0.95		$ 1.43		$ 0.72		$ 1.08		$ 0.37		$ (8.05)		$ 0.87		$ 0.79			$ 4.18		$ (6.03)		$ 3.56
Diluted	$ 0.95		$ 1.43		$ 0.72		$ 1.07		$ 0.37		$ (8.05)		$ 0.86		$ 0.79			$ 4.17		$ (6.03)		$ 3.54
Weighted-average shares of common stock outstanding:
Basic	74.5	[8]	74.5		74.2		74		76.3		77.4	[8]	77.2		78.4			74.3	[8]	77.3	[8]	81	[8]
Diluted	74.6		74.6		74.6		74.3		76.4		77.4		77.7		78.8			74.5		77.3		81.3
Selected Quarterly Financial Information (Textuals) [Abstract]
Goodwill impairment									27.7	[3]	798.1	[3]								825.8
Goodwill impairment loss after tax									32.9								699.3	732.2
Decrease in diluted earnings per share attributable to goodwill impairment									$ 0.43											$ 9.03
Effective income tax rate %															(3.60%)			30.80%		(37.40%)		24.80%
Consolidated Statements of Operations Data [Abstract]
Income (loss) before income taxes																		615.7		(245.5)		513.8
Income tax benefit (expense)	(34.7)		(66.1)		(40.5)		(48.6)		(46.8)		39.5		(45.5)		(39)			(189.9)		(91.8)		(127.6)
Net income (loss) including noncontrolling interests	113.4		127.8		79.1		105.5		60.6		(585.8)		100		87.9			425.8		(337.3)		386.2
Noncontrolling interests in income of consolidated subsidiaries	(42.8)		(21.1)		(25.5)		(25.8)		(32.2)		(37.3)		(33.2)		(25.8)			(115.2)		(128.5)		(98.3)
Net income (loss) attributable to URS	70.6		106.7		53.6		79.7		28.4		(623.1)		66.8		62.1			310.6		(465.8)		287.9
SR-125 Project [Abstract]
Litigation settlement gross													9.5
Asset impairment charge for an unconsolidated joint venture																						25
As Reported [Member]
Selected Quarterly Financial Information (unaudited) [Abstract]
Revenues																		10,972.5		9,545		9,177.1
Cost of revenues																		(10,294.5)		(8,988.8)		(8,609.5)
Acquisition-related expenses																		(16.1)		(1)		(11.9)
Restructuring costs																				(5.5)		(10.6)
Goodwill impairment																				(825.8)
Operating income (loss)																		685.9		(223.4)		544.4
Other income (expenses)																		0.5
Income tax benefit (expense)																		(189.9)		(91.8)		(127.6)
Net income (loss) including noncontrolling interests																		425.8		(337.3)		386.2
Noncontrolling interests in income of consolidated subsidiaries																		(115.2)		(128.5)		(98.3)
Net income (loss) attributable to URS																		310.6		(465.8)		287.9
Selected Quarterly Financial Information (Textuals) [Abstract]
Goodwill impairment																				825.8
Consolidated Statements of Operations Data [Abstract]
Income (loss) before income taxes																		615.7		(245.5)		513.8
Income tax benefit (expense)																		(189.9)		(91.8)		(127.6)
Net income (loss) including noncontrolling interests																		425.8		(337.3)		386.2
Noncontrolling interests in income of consolidated subsidiaries																		(115.2)		(128.5)		(98.3)
Net income (loss) attributable to URS																		$ 310.6		$ (465.8)		$ 287.9

[1]	For the year ended December 28, 2012, we recorded acquisition-related expenses in connection with our acquisition of Flint. See further discussion in Note 8, ���Acquisitions.���
[2]	For the year ended December 30, 2011, we recorded restructuring costs resulting from the integration of Scott Wilson into our existing U.K. and European business and necessary responses to reductions in market opportunities in Europe. See further discussion in Note 17, ���Commitments and Contingencies.���
[3]	For the third quarter of 2011, we recorded an estimated goodwill impairment charge of $798.1 million. On a net, after-tax basis, this transaction resulted in decreases to net income and diluted EPS of $699.3 million and $9.03, respectively. During the fourth quarter of 2011, we finalized our step-two goodwill impairment analysis as of September 30, 2011 and recorded an additional goodwill impairment charge of $27.7 million. On a net, after-tax basis, this transaction resulted in decreases to net income and diluted EPS of $32.9 million and $0.43, respectively. See further discussion in Note 9, ���Goodwill and Intangible Assets.���
[4]	For the first quarter of 2012, we revised our operating income from $163.9 million, as previously reported in our 10-Q, to $161.4 million due to the reclassification of a $2.5 million gain recognized on foreign currency forward contracts from ���General and administrative expenses��� to ���Other income (expenses)��� on our Consolidated Statements of Operations. This revision had no impact on net income attributable to URS or EPS.
[5]	In October 2010, we received notice of a ruling on the priority of claims against a bankrupt client made by one of our unconsolidated joint ventures related to the SR-125 road project in California. The judge ruled against our joint venture���s position, finding that its mechanic���s lien did not have priority over the senior lenders. As a result of the court���s decision, we recorded a pre-tax non-cash asset impairment charge of $25.0 million for the year ended December 31, 2010. During the second quarter of 2011, we recognized a $9.5 million favorable claim settlement on this project.
[6]	The operating income (loss) for the year ended December 30, 2011 included an $825.8 million goodwill impairment charge. See Note 9, ���Goodwill and Intangible Assets��� for more information.
[7]	During fiscal 2012, ���Other income (expenses)��� represents foreign currency gains (losses) recognized on intercompany financing arrangements and foreign currency forward contracts. See further discussion in Note 11, ���Fair Value of Debt Instruments and Derivative Instruments.���
[8]	Weighted-average shares of common stock outstanding is net of treasury stock.